As filed with the Securities and Exchange Commission on May 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2023

(Unaudited)

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report

February 28, 2023 (Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned -0.24% net of fees for the 6-month fiscal period ended February 28, 2023. Negative performance was driven by trading in energy, major currencies, metals and agricultural commodities. Fund investments in fixed income, emerging market currencies and equities were positive contributors during the 6-month period. The Fund’s core allocation to Diversified Trendfollowing (“Trendfollowing”) strategies was the main detractor from performance, while the performance of the Fund’s non-Trendfollowing allocation was close to flat in aggregate during the period. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), a wholly-owned subsidiary of the Fund that invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a wholly-owned and controlled segregated portfolio company that invests in managed futures and foreign exchange contracts. The Fund may also invest a portion of its assets into Abbey Capital Onshore Series LLC (“ACOS”), a wholly-owned subsidiary of the Fund which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Average Total Returns for the Periods Ended February 28, 2023

	2023 YTD	1 YEAR	SEP. 1, 2022 TO FEB. 28, 2023	5 YEAR ANNUALIZED	ANNUALIZED SINCE INCEPTION ON JULY 1, 2014
Class I Shares	1.19%	15.13%	-0.24%	6.64%	5.60%
Class A Shares*	1.12%	14.93%	-0.34%	6.37%	5.34%
Class A Shares (max load)*	-4.72%	8.29%	-6.09%	5.12%	4.62%
Class C Shares**	0.98%	13.99%	-0.71%	5.58%	4.56%
S&P 500® Total Return Index***	3.69%	-7.69%	1.26%	9.82%	10.56%
BofA Merrill Lynch 3-Month T-Bill Index***	0.64%	2.10%	1.74%	1.35%	0.95%
Barclay CTA Index***	0.03%	5.15%	-0.62%	4.12%	2.76%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 15, 2023

Source: Abbey Capital, Bloomberg and BarclayHedge

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only

*

Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

**	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

***

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable, and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2023 (Unaudited)

Class I Shares, Class A Shares, and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2023, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.85%, 2.10% and 2.85% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively, as stated in the Fund’s current prospectus dated December 31, 2022 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Performance Analysis

The 6-month period ended February 28, 2023 was negative for Fund performance. The Fund’s Trendfollowing sub-advisers recorded losses for the period, while the non-Trendfollowing trading styles were close to flat in aggregate.

Inflation, and the outlook for central bank policy, were key drivers of markets over the period. Market expectations for rate hikes in the US and elsewhere shifted several times during the 6- month period, with uncertainty about the outlook for monetary policy contributing to multiple reversals in asset prices and in broader market sentiment.

Expectations for monetary policy were relatively hawkish in September 2022. The US Federal Reserve and the European Central Bank both hiked rates by 0.75%, while US inflation was stronger than expected and eurozone inflation reached double digits. Fund performance was positive in September 2022. We saw the continuation of some of the most notable trends from earlier in 2022, namely uptrends in the US Dollar and in global yields. The hawkish outlook continued to weigh on global equity prices with the year-to-date return of the S&P 500 -24.8% as of the end of September.

Performance in quarter four of 2022 was more challenging, as reversals in sentiment during the quarter led to corrections in price trends across several markets. Further signs of slowing US inflation initially saw investors price a slower pace of US Federal Reserve tightening. This led to a rebound in equity markets, and a reversal of uptrends in global yields and the US Dollar. Sentiment shifted in December however, as guidance from the US Federal Reserve and European Central Bank proved more hawkish than expected. This saw some of the price trends from earlier in the quarter unwind as equities declined and uptrends in global yields resumed.

Performance during the first two months of 2023 was positive. We continued to see significant uncertainty around the outlook for rate hikes in the US and elsewhere. Risk sentiment was initially buoyed by hopes that we were approaching the end of the US rate hiking cycle. However, some stronger than expected US inflation data saw expectations for rate hikes increase in February 2023. Despite mixed signals on the direction of monetary policy, the rally in global equity markets early in the period proved profitable for several of the Fund’s underlying sub-advisers.

Similar to financial markets, commodities markets were also choppy during the 6-month period with several markets experiencing a lack of clear trends and frequent price reversals. The Fund’s largest losses occurred in commodities, with negative performance recorded in energy, metals and agricultural commodities.

Energy was the largest detractor from Fund performance over the 6-month period. Losses were concentrated in crude oil and distillate contracts. Both long and short positions in energy recorded losses at different times as price reversals and a lack of clear direction in prices proved difficult for the Fund’s Trendfollowing sub-advisers in particular. Several developments on both the supply and demand side contributed to these choppy price moves. These included evidence of a slowdown in global growth, shifts in Chinese demand expectations as COVID-19 restrictions were eased, supply cuts from OPEC+ and rising inventories later in the period.

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2023 (Unaudited)

Performance in metals was also challenging, with losses recorded in both precious and base metals. Similarly to energy markets, frequent price corrections in metals prices led to losses for the Fund’s Trendfollowing sub-advisers with long and short positions detracting at different times during the period. In agricultural commodities, losses were concentrated in corn and coffee contracts.

Major currencies was another difficult sector for performance as long-term uptrends in the US Dollar reversed. The US Dollar had largely been in an uptrend since mid-2021 as guidance for US monetary policy turned progressively more hawkish. Losses in the sector were concentrated in Q4 2022. Long US Dollar positions against the Euro and Japanese Yen resulted in the largest detractors within the sector as trends in the Dollar corrected on slowing US inflation and speculation that the pace of US Federal Reserve rate hikes may slow. Trendfollowing, Global Macro and Short-term Systematic all recorded losses in major currencies over the 6-month period.

In contrast, the Fund’s largest gains were observed in fixed income with short positions in bonds and interest rates both contributing positively to returns. Trendfollowing led gains in the sector, while Value was negative due to longs in interest rates. Despite the frequent changes in outlook for monetary policy, global yields rose as central banks in most major markets hiked rates and as inflation, despite signs of slowing, remained elevated. The Fund’s largest gains arose from shorts in UK Gilt and US Treasury contracts.

Gains in emerging market currencies were concentrated in the Mexican Peso. Long positions resulted in gains as the currency trended higher for much of the period alongside higher local market rates. In early 2023, the Mexican Peso hit its highest level against the US Dollar since 2018 following larger than expected rate hikes by the Mexican central bank.

Performance in equities was slightly positive, as gains for the Fund’s Short-term Systematic and Value trading advisers outweighed losses from Trendfollowing sub-advisers.

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in ACMOF, which invests substantially all of its assets in ACOF, which is a multi-adviser fund that invests in managed futures and foreign exchange. The Fund may also invest a portion of its assets into Abbey Capital Onshore ACOS, which is a multi-adviser fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Consolidated Portfolio of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Futures Strategy Fund is distributed by Quasar Distributions, LLC.

3

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2023 (Unaudited)

This report is submitted for general information to the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

4

Abbey Capital Futures Strategy Fund

Performance Data

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-0.34%	14.93%	9.19%	6.37%	5.34%*
Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-6.09%	8.29%	7.07%	5.12%	4.62%*
S&P 500® Total Return Index	1.26%	-7.69%	12.15%	9.82%	10.56%**
ICE BofA 3-Month U.S. Treasury Bill Index***	1.74%	2.10%	0.84%	1.35%	0.95%**
Barclay CTA Index***	-0.62%	5.15%	6.04%	4.12%	2.76%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was August 29, 2014.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.10% for Class A Shares as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class I Shares	-0.24%	15.13%	9.46%	6.64%	5.60%
S&P 500® Total Return Index	1.26%	-7.69%	12.15%	9.82%	10.56%*
ICE BofA 3-Month U.S. Treasury Bill Index**	1.74%	2.10%	0.84%	1.35%	0.95%*
Barclay CTA Index**	-0.62%	5.15%	6.04%	4.12%	2.76%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

**	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.85% for Class I Shares, as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class C Shares (without sales charge) (Pro forma July 1, 2014 to October 6, 2015)	-0.71%	13.99%	8.36%	5.58%	4.56%*
Class C Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-1.57%	13.00%	8.36%	5.58%	4.56%*
S&P 500® Total Return Index	1.26%	-7.69%	12.15%	9.82%	10.56%**
ICE BofA 3-Month U.S. Treasury Bill Index***	1.74%	2.10%	0.84%	1.35%	0.95%**
Barclay CTA Index***	-0.62%	5.15%	6.04%	4.12%	2.76%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was October 6, 2015.

*	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed and the net asset value of the Class C Shares redeemed at the time of redemption.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.85% for Class C Shares, as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the ICE BofA 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)

February 28, 2023 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 412 programs included in the calculation of the Barclay CTA Index for 2023. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

ICE BofA 3-Month U.S. Treasury Bill Index

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Futures Strategy Fund

Fund Expense Examples

February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six- Month Total Investment Returns for the Fund
Actual
Class A Shares	$ 1,000.00	$ 996.60	$ 10.10	2.04%	-0.34%
Class I Shares	1,000.00	997.60	8.87	1.79%	-0.24%
Class C Shares	1,000.00	992.90	13.79	2.79%	-0.71%
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.68	$ 10.19	2.04%	N/A
Class I Shares	1,000.00	1,015.92	8.95	1.79%	N/A
Class C Shares	1,000.00	1,010.96	13.91	2.79%	N/A

(1)

Expenses are equal to the Funds’ Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2022 through February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values in the first section in the table are based on the actual six-month total investment return for the Fund’s respective share classes.

(2)	Ratios reflect expenses waived by the Fund’s investment adviser. Without these waivers, the Fund’s expenses would have been higher and the ending account values would have been lower.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	81.4%	$2,250,145,249
Money Market Deposit Account	4.3	117,370,070
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	14.3	395,522,260
NET ASSETS	100.0%	$2,763,037,579

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

February 28, 2023 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS - 85.7%
U.S. TREASURY OBLIGATIONS - 81.4%
U.S. Treasury Bills	3.371%	03/02/23	$110,839	$110,825,607
U.S. Treasury Bills	3.584%	03/09/23	64,592	64,527,730
U.S. Treasury Bills	3.829%	03/16/23	63,515	63,396,703
U.S. Treasury Bills	3.893%	03/23/23	216,642	216,072,381
U.S. Treasury Bills	3.944%	03/30/23	105,557	105,187,324
U.S. Treasury Bills	4.063%	04/06/23	137,461	136,853,743
U.S. Treasury Bills	4.297%	04/13/23	116,954	116,331,101
U.S. Treasury Bills	4.486%	04/20/23	144,767	143,846,071
U.S. Treasury Bills	4.482%	04/27/23	96,329	95,620,731
U.S. Treasury Bills	4.619%	05/04/23	120,721	119,729,157
U.S. Treasury Bills	4.522%	05/11/23	72,296	71,632,629
U.S. Treasury Bills	4.631%	05/18/23	32,385	32,058,493
U.S. Treasury Bills	4.704%	05/25/23	21,756	21,517,747
U.S. Treasury Bills	4.707%	06/01/23	44,930	44,390,609
U.S. Treasury Bills	4.736%	06/08/23	83,977	82,902,221
U.S. Treasury Bills	4.680%	06/15/23	58,154	57,351,226
U.S. Treasury Bills	4.685%	06/22/23	59,681	58,799,134
U.S. Treasury Bills	4.778%	06/29/23	69,219	68,141,489
U.S. Treasury Bills	4.858%	07/06/23	79,668	78,335,583
U.S. Treasury Bills	4.816%	07/13/23	46,347	45,530,471
U.S. Treasury Bills	4.852%	07/20/23	35,126	34,474,538
U.S. Treasury Bills	4.840%	07/27/23	35,608	34,915,315
U.S. Treasury Bills	4.823%	08/03/23	64,615	63,288,388
U.S. Treasury Bills	4.935%	08/10/23	103,310	101,079,666
U.S. Treasury Bills	5.059%	08/17/23	95,763	93,591,652
U.S. Treasury Bills	5.144%	08/24/23	194,391	189,745,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,251,035,063)				2,250,145,249

			Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT - 4.3%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(a)			117,370	117,370,070
TOTAL MONEY MARKET DEPOSIT ACCOUNT (Cost $117,370,070)				117,370,070

TOTAL SHORT-TERM INVESTMENTS (Cost $2,368,405,133)				2,367,515,319
TOTAL INVESTMENTS - 85.7%
(Cost $2,368,405,133)				2,367,515,319

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.3%				395,522,260
NET ASSETS - 100.0%				$2,763,037,579

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Futures contracts outstanding as of February 28, 2023 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Dec-25	32	$8,207,309	$(38,593)
90-DAY Bank Bill	Sep-23	78	51,920,510	(77,638)
Amsterdam Index Futures	Mar-23	252	40,187,796	(543,889)
AUD/USD Currency Futures	Mar-23	1	67,375	(1,400)
Australian 10-Year Bond Futures	Mar-23	125	9,896,729	(33,976)
Australian 3-Year Bond Futures	Mar-23	96	6,895,126	(70,719)
BIST 30 Index Futures	Apr-23	73	228,171	6,634
Brent Crude Futures	May-23	28	2,336,600	8,986
CAC40 10 Euro Futures	Mar-23	845	65,038,499	(2,202)
CAD Currency Futures	Mar-23	5	366,925	(930)
Cattle Feeder Futures	Mar-23	1	94,900	388
Cattle Feeder Futures	Apr-23	10	975,375	9,500
Cattle Feeder Futures	May-23	2	199,625	2,875
CHF Currency Futures	Mar-23	25	3,327,344	(77,319)
Cocoa Futures	May-23	376	10,486,640	344,830
Cocoa Futures	Jul-23	138	3,847,440	111,230
Cocoa Futures ICE	Mar-23	104	2,629,523	105,490
Cocoa Futures ICE	May-23	257	6,581,420	322,195
Cocoa Futures ICE	Jul-23	101	2,562,175	96,156
Coffee ‘C’ Futures	May-23	149	10,409,513	612,394
Coffee Robusta Futures	May-23	89	1,904,600	38,370
Coffee Robusta Futures	Jul-23	53	1,128,370	34,380
Copper Futures	May-23	504	51,527,699	(790,269)
Copper Futures	Jul-23	2	204,550	(1,425)
Corn Futures	May-23	1,073	33,812,913	(1,700,675)
Corn Futures	Jul-23	209	6,502,513	(429,963)
Corn Futures	Dec-23	7	199,413	(12,438)
DAX Index Futures	Mar-23	298	121,396,900	2,828,974
DAX-Mini Futures	Mar-23	8	651,795	3,062
DJIA Mini E-CBOT	Mar-23	241	39,381,810	(1,619,495)
Dollar Index	Mar-23	94	9,853,550	163,163
E-Mini Energy Select Futures	Mar-23	1	87,480	(5,150)
E-Mini Materials Select Futures	Mar-23	1	86,770	(1,660)
E-Mini S&P 500 ESG Futures	Mar-23	6	1,040,400	(37,640)
E-Mini Technology Select Futures	Mar-23	2	275,540	(5,760)
EUR Foreign Exchange Currency Futures	Mar-23	804	106,449,599	(1,104,156)
Euro STOXX 50	Mar-23	1,920	86,247,184	3,777,823
Euro Stoxx 50 Index Futures	Mar-23	3	123,370	1,438
Euro/GBP Futures	Mar-23	1	132,088	(391)
Euro/JPY Futures	Mar-23	149	19,687,195	(64,035)
Euro-Bobl Futures	Mar-23	453	55,186,989	(391,031)
Euro-BTP Futures	Mar-23	35	4,171,717	(129,018)
Euro-Bund Futures	Mar-23	941	132,284,424	(4,277,835)
Euro-Oat Futures	Mar-23	10	1,350,680	(61,854)
European Climate Exchange Futures	Dec-23	47	4,961,235	307,875
European Climate Exchange Futures	Dec-24	1	110,847	5,394
FTSE 100 Index Futures	Mar-23	2,430	229,785,470	5,078,096
FTSE China A50 Index	Mar-23	694	9,257,960	(41,747)
FTSE Taiwan Index	Mar-23	254	13,728,700	(116,989)

The accompanying notes are an integral part of the consolidated financial statements.

12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
FTSE/JSE TOP 40	Mar-23	348	$13,587,254	$274,381
FTSE/MIB Index Futures	Mar-23	222	32,297,954	2,437,729
Gasoline RBOB Futures	Apr-23	193	21,416,052	262,315
Gasoline RBOB Futures	May-23	16	1,768,704	8,698
Gasoline RBOB Futures	Jun-23	11	1,199,953	(15,994)
Gasoline RBOB Futures	Jul-23	6	645,019	(15,292)
GBP Currency Futures	Mar-23	155	11,680,219	(36,263)
Gold 100 Oz Futures	Apr-23	395	72,549,649	(2,430,953)
Hang Seng China Enterprises Index Futures	Mar-23	107	4,496,388	(171,357)
Hang Seng Index Futures	Mar-23	228	28,672,102	(844,880)
IBEX 35 Index Futures	Mar-23	16	1,592,909	16,200
Ice Three Miont SONIA Index Futures	Sep-23	696	199,301,745	(686,285)
Ice Three Miont SONIA Index Futures	Sep-24	86	24,754,378	(153,589)
Ice Three Miont SONIA Index Futures	Sep-25	92	26,599,007	(117,684)
JPY Currency Futures	Mar-23	130	11,959,188	(700,131)
Live Cattle Futures	Apr-23	346	22,901,740	461,450
Live Cattle Futures	Jun-23	274	17,683,960	190,720
Live Cattle Futures	Aug-23	40	2,564,000	34,880
Live Cattle Futures	Oct-23	3	197,220	3,350
LME Aluminum Forward	Mar-23	11	640,098	(56,045)
LME Aluminum Forward	Mar-23	1	58,315	(4,311)
LME Aluminum Forward	Mar-23	1	58,422	(7,277)
LME Aluminum Forward	Mar-23	50	2,921,413	(136,918)
LME Aluminum Forward	Mar-23	1,481	86,532,237	(4,702,751)
LME Aluminum Forward	Mar-23	7	409,404	(50,771)
LME Aluminum Forward	Mar-23	1	58,498	(1,227)
LME Aluminum Forward	Apr-23	7	410,683	(51,312)
LME Aluminum Forward	Apr-23	1	58,685	(7,219)
LME Aluminum Forward	Apr-23	1	58,706	2,194
LME Aluminum Forward	Apr-23	7	411,317	(14,146)
LME Aluminum Forward	Apr-23	2	117,541	(8,635)
LME Aluminum Forward	Apr-23	15	882,356	(99,069)
LME Aluminum Forward	Apr-23	1	58,835	(7,741)
LME Aluminum Forward	Apr-23	75	4,413,056	(459,152)
LME Aluminum Forward	Apr-23	7	411,962	(46,263)
LME Aluminum Forward	Apr-23	1	58,896	(6,767)
LME Aluminum Forward	Apr-23	2	117,813	(14,037)
LME Aluminum Forward	Apr-23	3	176,752	(21,886)
LME Aluminum Forward	Apr-23	1	58,942	(5,796)
LME Aluminum Forward	May-23	1	58,996	213
LME Aluminum Forward	May-23	1	59,091	91
LME Aluminum Forward	May-23	2	118,257	402
LME Aluminum Forward	May-23	1	59,151	201
LME Aluminum Forward	May-23	43	2,544,127	(112,210)
LME Aluminum Forward	May-23	8	473,526	1,606
LME Aluminum Forward	May-23	7	414,663	(11,750)
LME Aluminum Forward	May-23	1	59,250	213
LME Aluminum Forward	May-23	1	59,275	844
LME Aluminum Forward	Jun-23	263	15,674,800	(656,778)
LME Copper Forward	Mar-23	5	1,119,875	58,057
LME Copper Forward	Mar-23	744	166,637,399	6,378,288

The accompanying notes are an integral part of the consolidated financial statements.

13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Copper Forward	Mar-23	1	$223,968	$15,855
LME Copper Forward	Mar-23	1	223,962	15,737
LME Copper Forward	Apr-23	10	2,239,610	20,423
LME Copper Forward	Apr-23	3	672,038	(27,825)
LME Copper Forward	Apr-23	7	1,568,350	38,475
LME Copper Forward	Apr-23	4	896,200	(16,325)
LME Copper Forward	Apr-23	1	224,050	(3,463)
LME Copper Forward	Apr-23	2	448,100	(8,825)
LME Copper Forward	Apr-23	22	4,928,000	(56,329)
LME Copper Forward	Apr-23	27	6,048,000	(83,666)
LME Copper Forward	Apr-23	1	224,016	(9,484)
LME Copper Forward	Apr-23	1	224,027	(9,248)
LME Copper Forward	Apr-23	1	224,038	(3,537)
LME Copper Forward	May-23	2	448,188	5,463
LME Copper Forward	May-23	24	5,377,350	(9,841)
LME Copper Forward	May-23	12	2,688,201	72,801
LME Copper Forward	May-23	1	224,025	2,063
LME Copper Forward	Jun-23	310	69,463,249	(152,306)
LME Lead Forward	Mar-23	1	52,931	(4,244)
LME Lead Forward	Mar-23	4	210,250	(10,613)
LME Lead Forward	Mar-23	31	1,625,950	(100,084)
LME Lead Forward	Mar-23	296	15,525,200	(610,521)
LME Lead Forward	Mar-23	1	52,424	(4,295)
LME Lead Forward	Mar-23	2	104,918	(8,845)
LME Lead Forward	Apr-23	1	52,484	(4,216)
LME Lead Forward	Apr-23	4	209,955	(12,395)
LME Lead Forward	Apr-23	2	104,988	(4,997)
LME Lead Forward	Apr-23	1	52,519	(2,694)
LME Lead Forward	Apr-23	1	52,525	(913)
LME Lead Forward	Apr-23	19	997,975	(55,694)
LME Lead Forward	Apr-23	34	1,785,850	(74,825)
LME Lead Forward	Apr-23	2	105,113	(1,663)
LME Lead Forward	Apr-23	3	157,688	(2,500)
LME Lead Forward	Apr-23	2	105,163	(3,141)
LME Lead Forward	May-23	1	52,613	(575)
LME Lead Forward	May-23	21	1,104,731	(20,948)
LME Lead Forward	May-23	1	52,581	(1,081)
LME Lead Forward	Jun-23	9	474,104	(3,640)
LME Nickel Forward	Mar-23	2	295,202	(44,518)
LME Nickel Forward	Mar-23	1	147,614	(25,486)
LME Nickel Forward	Mar-23	1	147,627	(42,993)
LME Nickel Forward	Mar-23	2	295,281	(37,323)
LME Nickel Forward	Mar-23	2	295,387	(55,943)
LME Nickel Forward	Mar-23	1	147,707	(22,693)
LME Nickel Forward	Mar-23	15	2,215,800	(441,471)
LME Nickel Forward	Mar-23	24	3,545,280	(462,870)
LME Nickel Forward	Mar-23	1	147,736	(26,084)
LME Nickel Forward	Mar-23	2	295,598	(37,972)
LME Nickel Forward	Mar-23	1	147,815	(18,476)
LME Nickel Forward	Mar-23	1	147,830	(24,370)
LME Nickel Forward	Apr-23	3	444,219	(55,504)

The accompanying notes are an integral part of the consolidated financial statements.

14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Nickel Forward	Apr-23	3	$444,387	$(32,127)
LME Nickel Forward	Apr-23	3	444,559	(52,001)
LME Nickel Forward	Apr-23	3	444,582	(8,901)
LME Nickel Forward	Apr-23	18	2,667,492	(370,242)
LME Nickel Forward	Apr-23	1	148,215	(25,035)
LME Nickel Forward	Apr-23	1	148,343	(16,783)
LME Nickel Forward	May-23	1	148,614	1,428
LME Nickel Forward	May-23	15	2,230,110	(282,780)
LME Nickel Forward	Jun-23	1	149,160	(23,202)
LME Zinc Forward	Mar-23	2	150,800	(11,400)
LME Zinc Forward	Mar-23	1	75,763	(5,281)
LME Zinc Forward	Mar-23	4	302,675	(10,563)
LME Zinc Forward	Mar-23	2	151,250	(10,313)
LME Zinc Forward	Mar-23	3	226,688	(14,938)
LME Zinc Forward	Mar-23	1	75,388	(469)
LME Zinc Forward	Mar-23	21	1,582,088	(103,662)
LME Zinc Forward	Mar-23	391	29,456,963	(2,381,601)
LME Zinc Forward	Mar-23	1	75,275	338
LME Zinc Forward	Mar-23	5	376,329	(51,441)
LME Zinc Forward	Mar-23	1	75,238	25
LME Zinc Forward	Mar-23	1	75,238	(10,251)
LME Zinc Forward	Apr-23	1	75,240	(10,309)
LME Zinc Forward	Apr-23	3	225,731	(30,911)
LME Zinc Forward	Apr-23	12	903,051	(61,687)
LME Zinc Forward	Apr-23	1	75,206	(9,844)
LME Zinc Forward	Apr-23	20	1,503,875	(68,875)
LME Zinc Forward	Apr-23	51	3,834,881	(479,751)
LME Zinc Forward	Apr-23	2	150,294	(19,781)
LME Zinc Forward	Apr-23	5	375,664	(51,824)
LME Zinc Forward	May-23	2	150,238	(19,638)
LME Zinc Forward	May-23	3	225,356	2,663
LME Zinc Forward	May-23	4	300,475	(1,106)
LME Zinc Forward	May-23	1	75,119	888
LME Zinc Forward	May-23	1	75,119	(769)
LME Zinc Forward	May-23	36	2,702,925	(109,710)
LME Zinc Forward	May-23	1	75,019	1,231
LME Zinc Forward	Jun-23	99	7,421,288	(293,027)
Long Gilt Futures	Jun-23	316	37,994,804	(329,761)
Low Sulphur Gasoil G Futures	Mar-23	25	2,083,125	2,500
Low Sulphur Gasoil G Futures	Apr-23	29	2,392,500	29,350
Low Sulphur Gasoil G Futures	May-23	1	80,950	3,300
Micro E-mini Russell 200 Index Futures	Mar-23	1	9,496	(67)
Mini FTSE/MIB Pound Futures	Mar-23	5	145,486	12,751
Mini HSI Index Futures	Mar-23	4	100,604	(755)
Mini TOPIX Index Futures	Mar-23	16	234,439	1,814
MSCI EAFE Index Futures	Mar-23	12	1,227,960	(33,935)
MSCI Emerging Markets Index Futures	Mar-23	101	4,862,645	(426,185)
MSCI Singapore Exchange ETS	Mar-23	273	5,945,081	(66,347)
MXN Currency Futures	Mar-23	966	26,304,180	1,784,570
Nasdaq 100 E-Mini	Mar-23	101	24,385,945	(263,241)
Natural Gas Futures	Apr-23	1	27,470	800

The accompanying notes are an integral part of the consolidated financial statements.

15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 (Chicago Mercantile Exchange)	Mar-23	8	$1,097,000	$(4,475)
Nikkei 225 (Osaka Securities Exchange)	Mar-23	85	17,149,205	(43,039)
Nikkei 225 (Singapore Exchange)	Mar-23	374	37,693,915	14,775
Nikkei 225 Mini	Mar-23	296	5,971,958	(6,566)
Nikkei/Yen Futures	Mar-23	13	1,309,261	10,099
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-23	13	1,531,858	12,293
NY Harbor Ultra-Low Sulfur Diesel Futures	May-23	1	115,676	592
NYSE FANG+ Index Futures	Mar-23	1	27,512	(1,893)
NZD Currency Futures	Mar-23	219	13,553,910	(162,790)
OMX Stockholm 30 ESG Responsible Index	Mar-23	16	325,620	(2,028)
OMX Stockholm 30 Index Futures	Mar-23	2,063	43,908,712	(290,704)
Orange Juice Futures	May-23	20	760,800	51,038
Palm Oil Futures	May-23	1	23,075	(579)
Russell 2000 E-Mini	Mar-23	203	19,275,865	(461,431)
S&P 500 E-Mini Futures	Mar-23	214	42,537,850	(1,018,636)
S&P Mid 400 E-Mini	Mar-23	42	10,933,440	(128,910)
S&P/TSX 60 IX Futures	Mar-23	266	47,433,579	(882,565)
SGX Iron Ore 62% Futures	Mar-23	13	161,317	2,022
SGX Iron Ore 62% Futures	Apr-23	178	2,195,986	(13,634)
SGX Iron Ore 62% Futures	May-23	63	772,317	(7,773)
SGX Iron Ore 62% Futures	Jun-23	30	365,460	(9,255)
SGX Nifty 50	Mar-23	169	5,880,862	(187,450)
Silver Futures	May-23	15	1,580,325	(17,070)
Soybean Futures	May-23	499	36,901,050	(1,152,525)
Soybean Futures	Jul-23	354	26,010,150	(968,663)
Soybean Futures	Nov-23	14	943,075	(33,613)
Soybean Meal Futures	May-23	422	19,711,620	(149,340)
Soybean Meal Futures	Jul-23	45	2,062,350	(50,730)
Soybean Oil Futures	May-23	1	36,024	(1,920)
Soybean Oil Futures	Dec-23	1	34,512	(1,662)
SPI 200 Futures	Mar-23	956	115,760,851	(1,249,189)
STOXX Dividend Futures	Dec-23	7	103,802	16,807
STOXX Europe 600 Banks Index	Mar-23	8	71,691	13,673
STOXX Europe 600 ESG-X Index	Mar-23	134	2,429,277	58,861
STOXX Europe 600 Index	Mar-23	58	1,414,036	35,581
STOXX Europe 600 Utilities Index	Mar-23	2	39,251	143
Sugar No. 11 (World)	May-23	2,251	50,598,877	681,026
Sugar No. 11 (World)	Jul-23	272	5,964,851	76,731
Sugar No. 11 (World)	Oct-23	7	152,645	2,498
Sugar No. 11 (World)	Mar-24	4	87,808	1,086
Topix Index Futures	Mar-23	327	47,913,406	308,105
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-23	147	16,413,469	8,719
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-23	799	85,536,695	(120,297)
USD/CNH Futures	Mar-23	1	100,031	2,931
USD/NOK Futures	Mar-23	9	898,176	37,903
USD/SEK Futures	Mar-23	4	398,953	7,394
Wheat (Chicago Board of Trade)	May-23	42	1,481,550	(129,675)
White Sugar ICE	May-23	107	3,008,840	96,505
White Sugar ICE	Aug-23	32	880,000	17,145
WTI Crude Futures	Apr-23	167	12,867,350	(42,338)
				$(11,264,898)

The accompanying notes are an integral part of the consolidated financial statements.

16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-23	16	$(1,723,800)	$823
1-Month SOFR Future	Jul-23	6	(2,367,689)	3,146
30-Day Fed Funds Futures	Feb-24	1	(395,219)	4,271
3-Month Euro Euribor	Jun-23	87	(22,168,690)	4,879
3-Month Euro Euribor	Sep-23	80	(20,338,463)	40,867
3-Month Euro Euribor	Dec-23	1,578	(401,009,280)	1,674,916
3-Month Euro Euribor	Mar-24	201	(51,105,703)	358,824
3-Month Euro Euribor	Jun-24	1,137	(289,496,349)	1,215,056
3-Month Euro Euribor	Sep-24	162	(41,318,182)	281,546
3-Month Euro Euribor	Dec-24	223	(56,970,609)	314,348
3-Month Euro Euribor	Mar-25	162	(41,444,551)	222,751
3-Month Euro Euribor	Jun-25	144	(36,879,581)	166,349
3-Month Euro Euribor	Sep-25	234	(59,978,819)	124,187
3-Month Euro Euribor	Dec-25	54	(13,849,834)	46,314
3-Month Euro Euribor	Mar-26	36	(9,237,506)	37,707
3-Month SARON Futures	Jun-23	6	(1,564,740)	2,575
3-Month SARON Futures	Sep-23	4	(1,040,983)	1,646
3-Month SOFR Futures	Jun-23	116	(27,441,250)	65,788
3-Month SOFR Futures	Sep-23	1,056	(249,730,799)	1,447,575
3-Month SOFR Futures	Dec-23	1,303	(308,648,124)	2,078,449
3-Month SOFR Futures	Mar-24	276	(65,598,300)	455,138
3-Month SOFR Futures	Jun-24	1,090	(260,196,624)	1,195,625
3-Month SOFR Futures	Sep-24	426	(102,117,525)	532,525
3-Month SOFR Futures	Dec-24	268	(64,440,600)	235,000
3-Month SOFR Futures	Mar-25	247	(59,502,300)	173,113
3-Month SOFR Futures	Jun-25	221	(53,296,913)	128,113
3-Month SOFR Futures	Sep-25	273	(65,888,550)	113,950
3-Month SOFR Futures	Dec-25	155	(37,432,500)	78,350
3-Month SOFR Futures	Mar-26	114	(27,542,400)	45,750
3-Month SOFR Futures	Jun-26	40	(9,666,500)	3,663
3-Month SOFR Futures	Sep-26	40	(9,668,500)	2,338
3-Month SOFR Futures	Dec-26	39	(9,428,250)	1,400
3-Month SOFR Futures	Mar-27	40	(9,671,000)	(4,900)
90-DAY Bank Bill	Mar-23	19	(12,670,483)	130
90-DAY Bank Bill	Jun-23	110	(73,256,971)	2,343
90-DAY Bank Bill	Sep-23	208	(138,454,697)	41,092
90-DAY Bank Bill	Dec-23	163	(108,497,909)	44,406
90-DAY Bank Bill	Mar-24	62	(41,277,198)	15,458
90-DAY Bank Bill	Jun-24	24	(15,984,119)	5,921
90-DAY Bank Bill	Sep-24	17	(11,326,231)	3,451
90-DAY Eurodollar Futures	Jun-23	36	(8,502,300)	25,225
90-DAY Eurodollar Futures	Sep-23	6	(1,415,025)	2,625
90-DAY Eurodollar Futures	Dec-23	44	(10,393,900)	103,950
90-DAY Eurodollar Futures	Mar-24	6	(1,422,150)	5,613
90-DAY Eurodollar Futures	Dec-24	17	(4,076,600)	14,450
90-DAY Eurodollar Futures	Sep-25	496	(119,387,200)	(79,147)
90-DAY Eurodollar Futures	Mar-26	4	(963,800)	5,350
90-DAY Eurodollar Futures	Sep-26	1	(241,063)	2,413
90-DAY Eurodollar Futures	Dec-26	2	(482,200)	(1,600)
90-DAY Eurodollar Futures	Mar-27	1	(241,125)	(150)

The accompanying notes are an integral part of the consolidated financial statements.

17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
AUD/USD Currency Futures	Mar-23	1,931	$(130,101,125)	$1,178,744
Australian 10-Year Bond Futures	Mar-23	1,157	(91,604,122)	464,827
Australian 3-Year Bond Futures	Mar-23	2,417	(173,599,156)	307,251
Bank Acceptance Futures	Jun-23	143	(24,866,490)	24,221
Bank Acceptance Futures	Sep-23	289	(50,252,006)	45,704
Bank Acceptance Futures	Dec-23	79	(13,749,011)	63,686
Bank Acceptance Futures	Mar-24	62	(10,817,625)	65,409
Bank Acceptance Futures	Jun-24	36	(6,304,947)	36,424
Bank Acceptance Futures	Sep-24	24	(4,217,809)	18,487
Brent Crude Futures	May-23	52	(4,339,400)	(71,610)
Brent Crude Futures	Jun-23	26	(2,153,580)	(16,270)
Brent Crude Futures	Jul-23	21	(1,728,930)	2,190
Brent Crude Futures	Dec-23	13	(1,039,350)	6,030
Brent Crude Oil Last Day	May-23	1	(83,450)	(1,130)
CAD Currency Futures	Mar-23	1,409	(103,399,465)	618,976
Canadian 10-Year Bond Futures	Jun-23	2,267	(201,828,625)	(374,745)
Canadian 5-Year Bond Futures	Jun-23	2	(163,738)	(344)
Canola Futures (Winnipeg Commodity Exchange)	May-23	137	(1,642,996)	32,048
Canola Futures (Winnipeg Commodity Exchange)	Jul-23	11	(131,226)	1,274
CHF Currency Futures	Mar-23	172	(22,892,125)	163,654
Coffee ‘C’ Futures	May-23	109	(7,615,013)	(714,356)
Coffee ‘C’ Futures	Jul-23	23	(1,594,763)	(172,125)
Coffee ‘C’ Futures	Sep-23	11	(754,050)	(29,231)
Corn Futures	May-23	8	(252,100)	3,925
Corn Futures	Jul-23	7	(217,788)	2,588
Cotton No.2 Futures	May-23	408	(17,142,120)	(24,855)
Cotton No.2 Futures	Jul-23	10	(422,300)	(4,925)
DJIA Mini E-CBOT	Mar-23	69	(11,275,290)	125,715
Dollar Index	Mar-23	240	(25,158,000)	(385,669)
Dutch TTF Gas Futures	Apr-23	45	(1,599,181)	149,049
Dutch TTF Gas Futures	May-23	5	(184,534)	10,997
E-Mini Consumer Staples Select Futures	Mar-23	2	(145,260)	480
E-Mini Crude Oil	Apr-23	12	(462,300)	1,500
E-Mini Health Care Select Futures	Mar-23	2	(257,100)	5,320
E-Mini Natural Gas	Apr-23	15	(103,013)	(12,138)
E-Mini Utilities Select Futures	Mar-23	2	(131,160)	7,860
EUR Foreign Exchange Currency Futures	Mar-23	924	(122,337,600)	791,289
Euro BUXL 30-Year Bond Futures	Mar-23	138	(19,599,810)	1,315,775
Euro E-Mini Futures	Mar-23	1	(66,200)	519
Euro-Bobl Futures	Mar-23	1,756	(213,925,730)	3,945,900
Euro-BTP Futures	Mar-23	355	(42,313,131)	273,225
Euro-Bund Futures	Mar-23	1,057	(148,591,538)	4,077,240
Euro-Oat Futures	Mar-23	493	(66,588,504)	1,502,969
Euro-Schatz Futures	Mar-23	4,212	(467,688,146)	3,203,113
FTSE 100 Index Futures	Mar-23	23	(2,174,924)	(56)
FTSE China A50 Index	Mar-23	16	(213,440)	(151)
FTSE KLCI Futures	Mar-23	11	(176,245)	134
Gasoline RBOB Futures	Apr-23	32	(3,550,848)	(97,780)
Gasoline RBOB Futures	May-23	3	(331,632)	(5,859)
Gasoline RBOB Futures	Jun-23	3	(327,260)	(3,007)
GBP Currency Futures	Mar-23	491	(36,999,919)	328,430

The accompanying notes are an integral part of the consolidated financial statements.

18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Gold 100 Oz Futures	Apr-23	79	$(14,509,930)	$252,110
Gold 100 Oz Futures	Jun-23	2	(370,640)	(2,900)
Hang Seng China Enterprises Index Futures	Mar-23	20	(840,446)	26,212
Hang Seng Index Futures	Mar-23	48	(6,036,232)	171,241
Ice Three Month SONIA Index Futures	Jun-23	45	(12,903,480)	4,255
Ice Three Month SONIA Index Futures	Sep-23	87	(24,912,718)	42,325
Ice Three Month SONIA Index Futures	Dec-23	90	(25,775,837)	66,833
Ice Three Month SONIA Index Futures	Mar-24	95	(27,244,966)	82,696
Ice Three Month SONIA Index Futures	Jun-24	201	(57,756,432)	256,432
Ice Three Month SONIA Index Futures	Sep-24	68	(19,573,229)	59,150
Ice Three Month SONIA Index Futures	Dec-24	67	(19,313,595)	41,754
Ice Three Month SONIA Index Futures	Mar-25	60	(17,316,505)	29,981
Ice Three Month SONIA Index Futures	Jun-25	49	(14,155,811)	23,606
Ice Three Month SONIA Index Futures	Sep-25	102	(29,490,203)	27,350
Ice Three Month SONIA Index Futures	Dec-25	17	(4,918,357)	6,435
Ice Three Month SONIA Index Futures	Mar-26	11	(3,184,120)	6,781
INR/USD Futures	Mar-23	2	(48,368)	(144)
INR/USD Standard Futures	Mar-23	1	(60,390)	(70)
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-23	196	(211,107,928)	(742,536)
JPY Currency Futures	Mar-23	1,958	(180,123,762)	2,958,041
Kansas City Hard Red Winter Wheat Futures	May-23	80	(3,251,000)	206,625
Kansas City Hard Red Winter Wheat Futures	Jul-23	119	(4,798,675)	403,675
Lean Hogs Futures	Apr-23	503	(17,137,210)	485,690
Lean Hogs Futures	Jun-23	41	(1,668,290)	13,570
Lean Hogs Futures	Jul-23	1	(41,640)	(620)
LME Aluminum Forward	Mar-23	11	(640,098)	19,897
LME Aluminum Forward	Mar-23	1	(58,315)	1,330
LME Aluminum Forward	Mar-23	1	(58,422)	2,216
LME Aluminum Forward	Mar-23	1,481	(86,532,238)	2,876,140
LME Aluminum Forward	Mar-23	50	(2,921,413)	14,864
LME Aluminum Forward	Mar-23	7	(409,404)	5,621
LME Aluminum Forward	Mar-23	1	(58,498)	7,253
LME Aluminum Forward	Apr-23	7	(410,683)	3,242
LME Aluminum Forward	Apr-23	1	(58,685)	(2,085)
LME Aluminum Forward	Apr-23	1	(58,706)	(2,320)
LME Aluminum Forward	Apr-23	7	(411,317)	5,849
LME Aluminum Forward	Apr-23	2	(117,541)	6,958
LME Aluminum Forward	Apr-23	15	(882,356)	40,807
LME Aluminum Forward	Apr-23	1	(58,835)	5,800
LME Aluminum Forward	Apr-23	75	(4,413,056)	222,584
LME Aluminum Forward	Apr-23	44	(2,588,993)	18,572
LME Aluminum Forward	Apr-23	7	(411,962)	39,913
LME Aluminum Forward	Apr-23	1	(58,896)	(216)
LME Aluminum Forward	Apr-23	2	(117,813)	(1,116)
LME Aluminum Forward	Apr-23	3	(176,752)	5,370
LME Aluminum Forward	Apr-23	1	(58,942)	4,958
LME Aluminum Forward	May-23	1	(58,996)	6,792
LME Aluminum Forward	May-23	1	(59,091)	2,484
LME Aluminum Forward	May-23	1	(59,103)	2,597
LME Aluminum Forward	May-23	9	(532,154)	14,308
LME Aluminum Forward	May-23	9	(532,357)	11,431

The accompanying notes are an integral part of the consolidated financial statements.

19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Aluminum Forward	May-23	1	$(59,158)	$492
LME Aluminum Forward	May-23	95	(5,620,746)	49,095
LME Aluminum Forward	May-23	8	(473,526)	12,524
LME Aluminum Forward	May-23	1	(59,250)	(313)
LME Aluminum Forward	May-23	1	(59,325)	(600)
LME Aluminum Forward	Jun-23	542	(32,303,200)	906,255
LME Copper Forward	Mar-23	744	(166,637,400)	(7,436,977)
LME Copper Forward	Mar-23	5	(1,119,875)	(19,875)
LME Copper Forward	Mar-23	1	(223,968)	(14,699)
LME Copper Forward	Mar-23	1	(223,962)	(14,705)
LME Copper Forward	Apr-23	10	(2,239,610)	(98,748)
LME Copper Forward	Apr-23	3	(672,038)	(39,560)
LME Copper Forward	Apr-23	7	(1,568,350)	(28,344)
LME Copper Forward	Apr-23	3	(672,150)	27,675
LME Copper Forward	Apr-23	1	(224,050)	9,231
LME Copper Forward	Apr-23	21	(4,704,000)	20,180
LME Copper Forward	Apr-23	4	(896,000)	(18,092)
LME Copper Forward	Apr-23	1	(224,027)	10,473
LME Copper Forward	Apr-23	1	(224,038)	(6,201)
LME Copper Forward	May-23	1	(224,083)	4,155
LME Copper Forward	May-23	1	(224,106)	(919)
LME Copper Forward	May-23	1	(224,131)	(2,744)
LME Copper Forward	May-23	1	(224,103)	(2,803)
LME Copper Forward	May-23	4	(896,225)	(2,475)
LME Copper Forward	May-23	8	(1,792,450)	(17,653)
LME Copper Forward	May-23	1	(224,010)	3,178
LME Copper Forward	May-23	1	(224,025)	(4,200)
LME Copper Forward	Jun-23	190	(42,574,250)	(241,271)
LME Lead Forward	Mar-23	1	(52,931)	1,481
LME Lead Forward	Mar-23	4	(210,250)	18,300
LME Lead Forward	Mar-23	296	(15,525,200)	106,317
LME Lead Forward	Mar-23	31	(1,625,950)	79,076
LME Lead Forward	Mar-23	1	(52,424)	3,751
LME Lead Forward	Mar-23	2	(104,918)	3,014
LME Lead Forward	Apr-23	1	(52,484)	4,116
LME Lead Forward	Apr-23	4	(209,955)	9,233
LME Lead Forward	Apr-23	2	(104,988)	1,819
LME Lead Forward	Apr-23	1	(52,525)	925
LME Lead Forward	Apr-23	34	(1,785,850)	33,154
LME Lead Forward	Apr-23	19	(997,975)	(18,606)
LME Lead Forward	Apr-23	2	(105,113)	(1,988)
LME Lead Forward	Apr-23	3	(157,688)	5,063
LME Lead Forward	Apr-23	2	(105,163)	1,663
LME Lead Forward	May-23	1	(52,581)	1,444
LME Lead Forward	May-23	1	(52,608)	(258)
LME Lead Forward	May-23	21	(1,104,731)	(17,128)
LME Lead Forward	May-23	1	(52,581)	(469)
LME Lead Forward	Jun-23	32	(1,685,704)	(26,979)
LME Nickel Forward	Mar-23	2	(295,202)	61,413
LME Nickel Forward	Mar-23	1	(147,614)	18,655
LME Nickel Forward	Mar-23	1	(147,627)	18,658

The accompanying notes are an integral part of the consolidated financial statements.

20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Nickel Forward	Mar-23	2	$(295,281)	$63,639
LME Nickel Forward	Mar-23	2	(295,387)	42,869
LME Nickel Forward	Mar-23	1	(147,707)	21,403
LME Nickel Forward	Mar-23	24	(3,545,280)	223,625
LME Nickel Forward	Mar-23	15	(2,215,800)	288,990
LME Nickel Forward	Mar-23	1	(147,736)	26,564
LME Nickel Forward	Mar-23	2	(295,598)	40,261
LME Nickel Forward	Mar-23	1	(147,815)	22,376
LME Nickel Forward	Mar-23	1	(147,830)	18,454
LME Nickel Forward	Apr-23	3	(444,219)	50,326
LME Nickel Forward	Apr-23	3	(444,387)	54,183
LME Nickel Forward	Apr-23	3	(444,559)	35,554
LME Nickel Forward	Apr-23	18	(2,667,492)	356,974
LME Nickel Forward	Apr-23	1	(148,343)	25,717
LME Nickel Forward	May-23	1	(148,614)	13,236
LME Nickel Forward	May-23	14	(2,081,436)	89,315
LME Nickel Forward	May-23	1	(148,704)	(1,371)
LME Nickel Forward	Jun-23	3	(447,480)	15,865
LME Zinc Forward	Mar-23	2	(150,800)	6,600
LME Zinc Forward	Mar-23	1	(75,763)	913
LME Zinc Forward	Mar-23	4	(302,675)	21,425
LME Zinc Forward	Mar-23	2	(151,250)	10,788
LME Zinc Forward	Mar-23	3	(226,688)	16,350
LME Zinc Forward	Mar-23	1	(75,388)	6,113
LME Zinc Forward	Mar-23	391	(29,456,963)	495,715
LME Zinc Forward	Mar-23	21	(1,582,088)	89,561
LME Zinc Forward	Mar-23	1	(75,275)	10,155
LME Zinc Forward	Mar-23	5	(376,329)	(4,329)
LME Zinc Forward	Mar-23	1	(75,238)	369
LME Zinc Forward	Mar-23	1	(75,238)	(513)
LME Zinc Forward	Apr-23	1	(75,240)	(1,227)
LME Zinc Forward	Apr-23	3	(225,731)	(1,381)
LME Zinc Forward	Apr-23	9	(677,288)	79,955
LME Zinc Forward	Apr-23	1	(75,206)	9,731
LME Zinc Forward	Apr-23	48	(3,609,300)	157,110
LME Zinc Forward	Apr-23	27	(2,030,231)	109,035
LME Zinc Forward	Apr-23	4	(300,531)	40,919
LME Zinc Forward	Apr-23	1	(75,119)	10,781
LME Zinc Forward	Apr-23	1	(75,119)	9,256
LME Zinc Forward	May-23	3	(225,356)	12,869
LME Zinc Forward	May-23	4	(300,475)	9,350
LME Zinc Forward	May-23	4	(300,475)	7,438
LME Zinc Forward	May-23	5	(375,594)	3,456
LME Zinc Forward	May-23	3	(225,319)	2,581
LME Zinc Forward	May-23	48	(3,603,900)	23,149
LME Zinc Forward	May-23	20	(1,501,625)	69,025
LME Zinc Forward	May-23	7	(525,102)	(6,620)
LME Zinc Forward	Jun-23	76	(5,697,150)	78,813
Long Gilt Futures	Jun-23	596	(71,661,085)	495,225
Low Sulphur Gasoil G Futures	Apr-23	36	(2,970,000)	(56,900)
Low Sulphur Gasoil G Futures	May-23	18	(1,457,100)	(29,700)

The accompanying notes are an integral part of the consolidated financial statements.

21

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Low Sulphur Gasoil G Futures	Jun-23	12	$(957,300)	$(20,150)
Low Sulphur Gasoil G Futures	Jul-23	6	(474,450)	(2,475)
Lumber Futures	May-23	2	(95,832)	(7,931)
MAIZE Futures	Jun-23	4	(58,068)	1,944
Micro EUR/USD Futures	Mar-23	8	(105,920)	1,001
Micro Gold Futures	Apr-23	2	(36,734)	(177)
Milk Futures	Mar-23	1	(36,060)	(740)
Mill Wheat Euro	Mar-23	4	(58,015)	2,036
Mill Wheat Euro	May-23	131	(1,910,373)	62,351
Mill Wheat Euro	Sep-23	5	(71,791)	1,031
Mill Wheat Euro	Dec-23	2	(28,902)	13
Mini H-Shares Index Futures	Mar-23	3	(25,213)	320
MSCI EAFE Index Futures	Mar-23	15	(1,534,950)	9,020
MSCI Emerging Markets Index Futures	Mar-23	43	(2,070,235)	45,610
MSCI Singapore Exchange ETS	Mar-23	26	(566,198)	9,648
MXN Currency Futures	Mar-23	50	(1,361,500)	(5,125)
Nasdaq 100 E-Mini	Mar-23	56	(13,520,920)	(113,574)
Natural Gas Futures	Apr-23	603	(16,564,410)	(827,269)
Natural Gas Futures	May-23	275	(7,873,250)	(397,190)
Natural Gas Futures	Jun-23	65	(1,973,400)	(152,390)
Natural Gas Futures	Jul-23	20	(642,400)	(21,190)
Natural Gas Futures	Oct-23	2	(66,200)	17,590
New Zealand 3-Month Bank Bill Futures	Jun-23	6	(350)	1
New Zealand 3-Month Bank Bill Futures	Sep-23	11	(642)	1
Nikkei 225 (Osaka Securities Exchange)	Mar-23	33	(6,657,927)	34,299
Nikkei 225 (Singapore Exchange)	Mar-23	92	(9,272,300)	39,404
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-23	226	(26,630,755)	(601,867)
NY Harbor Ultra-Low Sulfur Diesel Futures	May-23	11	(1,272,440)	(395)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jun-23	5	(569,646)	(3,671)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-23	7	(791,624)	(1,075)
NZD Currency Futures	Mar-23	34	(2,104,260)	15,290
OAT Futures	May-23	2	(33,500)	875
OMX Stockholm 30 Index Futures	Mar-23	1,068	(22,731,219)	224,609
Palladium Futures	Jun-23	37	(5,257,330)	252,000
Palm Oil Futures	May-23	1	(23,075)	(930)
Palm Oil Futures	Jun-23	1	(22,992)	56
Phelix DE Baseload Futures	Apr-23	1	(280,920)	43,636
Phelix DE Baseload Futures	Jan-24	1	(1,375,226)	9,105
Platinum Futures	Apr-23	66	(3,153,150)	(65,975)
Rapeseed Euro	May-23	36	(1,005,711)	38,156
Rapeseed Euro	Aug-23	9	(251,785)	7,615
Red Wheat Futures (Minneapolis Grain Exchange)	May-23	19	(823,413)	29,900
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-23	7	(301,875)	10,788
Rough Rice Futures	May-23	4	(138,800)	(1,820)
S&P 500 E-Mini Futures	Mar-23	344	(68,378,600)	529,796
SA Rand Currency Futures	Mar-23	1	(27,200)	1,375
SGX Nifty 50	Mar-23	374	(13,014,452)	230,808
Short BTP Future	Mar-23	603	(67,108,425)	287,249
Silver Futures	May-23	231	(24,337,005)	228,845
Soybean Futures	May-23	326	(24,107,700)	496,716
Soybean Oil Futures	May-23	206	(7,420,944)	126,318

The accompanying notes are an integral part of the consolidated financial statements.

22

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Soybean Oil Futures	Jul-23	10	$(358,500)	$10,920
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-23	2,518	(281,150,437)	(90,041)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-23	2,208	(449,828,248)	875,466
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-23	3,234	(346,214,860)	149,218
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-23	1,057	(132,356,219)	251,022
U.S. Treasury Ultra 10-Year Notes	Jun-23	386	(45,234,375)	(60,638)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-23	283	(38,222,688)	29,339
UK Natural Gas Futures	Apr-23	30	(1,250,794)	87,724
USD/TRY Futures	Apr-23	15	(15,485)	52
Wheat (Chicago Board of Trade)	May-23	705	(24,868,875)	2,100,015
Wheat (Chicago Board of Trade)	Jul-23	356	(12,704,750)	820,363
Wheat (Chicago Board of Trade)	Sep-23	2	(72,450)	4,338
Wheat (Chicago Board of Trade)	Dec-23	13	(481,650)	46,125
WTI Crude Futures	Apr-23	247	(19,031,350)	416,460
WTI Crude Futures	May-23	34	(2,624,460)	(8,210)
WTI Crude Futures	Jun-23	51	(3,934,140)	(41,790)
WTI Crude Futures	Jul-23	11	(845,900)	7,280
WTI Crude Futures	Dec-23	9	(671,310)	(5,130)
WTI Crude Futures IPE	Apr-23	12	(924,600)	(2,990)
WTI Crude Futures IPE	May-23	8	(617,520)	(2,130)
WTI Crude Futures IPE	Jun-23	6	(462,840)	(9,850)
WTI Crude Futures IPE	Jul-23	4	(307,600)	(2,110)
				$37,404,675
Total Futures Contracts				$26,139,777

Forward foreign currency contracts outstanding as of February 28, 2023 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	58,686,633	USD	39,438,095	Mar 01 2023	BOA	$53,695
AUD	53,786,633	USD	36,268,166	Mar 02 2023	BOA	(72,412)
AUD	21,000,000	USD	14,691,357	Mar 15 2023	BOA	(552,325)
AUD	55,662,000	USD	38,575,169	Mar 17 2023	BOA	(1,095,661)
AUD	24,400,000	CAD	22,696,929	Mar 31 2023	BOA	(200,206)
AUD	1,737,965	EUR	1,125,000	Mar 31 2023	BOA	(21,368)
AUD	18,761,534	GBP	10,750,000	Mar 31 2023	BOA	(298,521)
AUD	8,600,000	JPY	787,706,918	Mar 31 2023	BOA	(18,230)
AUD	25,000,000	NZD	27,512,225	Mar 31 2023	BOA	(168,874)
AUD	19,050,000	USD	13,272,354	Apr 19 2023	BOA	(430,292)
BRL	12,419,043	USD	2,402,239	Mar 02 2023	BOA	(31,174)
BRL	57,906,890	USD	11,400,000	Mar 15 2023	BOA	(374,253)
BRL	5,777,842	USD	1,100,000	Apr 04 2023	BOA	(4,013)
CAD	10,668,552	USD	7,827,586	Mar 01 2023	BOA	(8,892)
CAD	9,082,333	USD	6,791,369	Mar 15 2023	BOA	(134,391)
CAD	24,548,000	USD	18,271,491	Mar 17 2023	BOA	(278,427)
CAD	10,400,000	JPY	1,030,766,610	Mar 31 2023	BOA	18,498
CHF	61,070,298	USD	64,875,230	Mar 01 2023	BOA	(27,432)
CHF	61,070,298	USD	65,114,355	Mar 02 2023	BOA	(259,548)
CHF	10,580,183	EUR	10,700,000	Mar 15 2023	BOA	(75,357)

The accompanying notes are an integral part of the consolidated financial statements.

23

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
CHF	1,183,360	USD	1,300,000	Mar 15 2023	BOA	$(41,420)
CHF	16,695,000	USD	18,222,135	Mar 17 2023	BOA	(461,650)
CHF	13,764,773	EUR	14,000,000	Mar 31 2023	BOA	(169,380)
CHF	3,632,739	GBP	3,256,626	Mar 31 2023	BOA	(48,576)
CHF	4,750,000	JPY	683,396,370	Mar 31 2023	BOA	19,056
CHF	9,500,000	USD	10,407,789	Mar 31 2023	BOA	(284,687)
CHF	30,322,000	USD	32,532,804	Apr 19 2023	BOA	(161,368)
CLP	160,258,000	USD	200,000	Mar 02 2023	BOA	(6,415)
CLP	240,699,450	USD	300,000	Mar 09 2023	BOA	(9,483)
CLP	80,208,580	USD	100,000	Mar 13 2023	BOA	(3,249)
CLP	80,385,856	USD	100,000	Mar 14 2023	BOA	(3,050)
CLP	6,149,646,502	USD	7,750,000	Mar 15 2023	BOA	(334,281)
CLP	160,277,000	USD	200,000	Mar 24 2023	BOA	(6,988)
CLP	563,850,700	USD	700,000	Mar 31 2023	BOA	(21,684)
CNH	4,500,000	USD	644,764	Mar 01 2023	BOA	2,776
CNH	3,500,000	USD	502,715	Mar 02 2023	BOA	962
CNH	39,186,923	USD	5,778,573	Mar 15 2023	BOA	(134,357)
CZK	284,585,704	EUR	11,900,000	Mar 15 2023	BOA	199,995
CZK	4,439,056	USD	200,000	Mar 31 2023	BOA	(560)
EUR	91,221	NOK	1,000,000	Mar 01 2023	BOA	190
EUR	180,613	SEK	2,000,000	Mar 01 2023	BOA	(22)
EUR	52,219,033	USD	55,142,057	Mar 01 2023	BOA	93,258
EUR	9,279,792	AUD	14,590,847	Mar 02 2023	BOA	(2,508)
EUR	91,146	NOK	1,000,000	Mar 02 2023	BOA	112
EUR	271,139	SEK	3,000,000	Mar 02 2023	BOA	202
EUR	48,074,113	USD	50,921,205	Mar 02 2023	BOA	(67,116)
EUR	14,200,000	CHF	14,228,648	Mar 15 2023	BOA	(99,578)
EUR	2,000,000	CZK	47,621,068	Mar 15 2023	BOA	(24,238)
EUR	33,850,000	GBP	30,079,773	Mar 15 2023	BOA	(354,514)
EUR	25,800,000	JPY	3,655,797,229	Mar 15 2023	BOA	405,893
EUR	46,982,684	NOK	511,204,203	Mar 15 2023	BOA	474,220
EUR	7,139,744	PLN	34,119,397	Mar 15 2023	BOA	(102,707)
EUR	68,396,034	SEK	772,789,033	Mar 15 2023	BOA	(1,472,581)
EUR	23,100,000	USD	24,769,356	Mar 15 2023	BOA	(313,429)
EUR	600,000	HUF	230,695,787	Mar 16 2023	BOA	(5,922)
EUR	56,287,000	USD	60,499,217	Mar 17 2023	BOA	(900,566)
EUR	13,750,000	CAD	19,753,829	Mar 31 2023	BOA	90,785
EUR	10,600,000	GBP	9,380,724	Mar 31 2023	BOA	(56,666)
EUR	1,000,000	HUF	388,356,990	Mar 31 2023	BOA	(13,721)
EUR	4,500,000	JPY	636,488,460	Mar 31 2023	BOA	72,649
EUR	13,125,000	NOK	142,267,466	Mar 31 2023	BOA	186,573
EUR	2,300,000	PLN	11,099,134	Mar 31 2023	BOA	(51,727)
EUR	12,250,000	SEK	136,005,885	Mar 31 2023	BOA	(32,629)
EUR	55,550,000	USD	59,705,336	Apr 19 2023	BOA	(772,805)
GBP	26,796,263	USD	32,261,951	Mar 01 2023	BOA	(29,584)
GBP	1,600,000	USD	1,938,040	Mar 02 2023	BOA	(13,420)
GBP	20,107,707	EUR	22,800,000	Mar 15 2023	BOA	54,917
GBP	12,800,000	USD	15,678,253	Mar 15 2023	BOA	(277,522)
GBP	11,675,000	USD	14,335,363	Mar 17 2023	BOA	(287,638)
GBP	881,626	CHF	989,947	Mar 31 2023	BOA	6,224
GBP	352,977	EUR	400,000	Mar 31 2023	BOA	919
GBP	4,750,000	JPY	759,395,828	Mar 31 2023	BOA	113,706

The accompanying notes are an integral part of the consolidated financial statements.

24

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	41,281,000	USD	50,148,936	Apr 19 2023	BOA	$(447,024)
GBP	200,000	USD	230,467	Jun 21 2023	BOA	10,666
HUF	4,219,119,324	EUR	10,700,000	Mar 16 2023	BOA	397,566
HUF	192,923,380	EUR	500,000	Mar 31 2023	BOA	3,391
HUF	1,047,698,950	USD	2,900,000	Mar 31 2023	BOA	(3,926)
HUF	4,911,500,000	USD	13,448,487	Apr 19 2023	BOA	53,540
IDR	755,850,000	USD	50,000	Mar 15 2023	BOA	(463)
IDR	10,656,460,000	USD	700,000	Mar 31 2023	BOA	(1,981)
ILS	18,874,658	USD	5,200,000	Mar 15 2023	BOA	(31,313)
INR	65,558,284	USD	800,000	Mar 03 2023	BOA	(7,088)
INR	2,221,585,760	USD	26,800,000	Mar 08 2023	BOA	62,236
INR	28,986,606	USD	350,000	Mar 15 2023	BOA	330
INR	107,793,080	USD	1,300,000	Mar 29 2023	BOA	1,581
JPY	92,882,650	EUR	644,730	Mar 01 2023	BOA	303
JPY	993,462,767	USD	7,287,161	Mar 01 2023	BOA	10,371
JPY	61,728,132	GBP	375,000	Mar 02 2023	BOA	2,405
JPY	863,765,100	USD	6,339,287	Mar 02 2023	BOA	6,391
JPY	402,717,561	EUR	2,850,000	Mar 15 2023	BOA	(53,084)
JPY	1,390,374,196	USD	10,679,325	Mar 15 2023	BOA	(445,467)
JPY	5,930,299,000	USD	46,029,297	Mar 17 2023	BOA	(2,365,834)
JPY	18,456,992	AUD	200,000	Mar 31 2023	BOA	1,444
JPY	72,709,725	CHF	500,000	Mar 31 2023	BOA	3,700
JPY	20,066,218	GBP	125,000	Mar 31 2023	BOA	(2,386)
JPY	250,701,570	NZD	3,000,000	Mar 31 2023	BOA	(5,175)
JPY	2,225,000,000	USD	16,450,298	Apr 19 2023	BOA	10,127
KRW	2,434,940,000	USD	2,000,000	Mar 06 2023	BOA	(159,498)
KRW	5,987,870,057	USD	4,700,000	Mar 08 2023	BOA	(173,591)
KRW	9,807,647,573	USD	7,800,000	Mar 09 2023	BOA	(385,796)
KRW	317,041,775	USD	250,000	Mar 15 2023	BOA	(10,268)
KRW	14,890,340,186	USD	11,500,000	Mar 17 2023	BOA	(239,686)
KRW	14,043,242,005	USD	10,800,000	Mar 21 2023	BOA	(178,487)
KRW	14,211,729,781	USD	10,800,000	Mar 23 2023	BOA	(50,148)
KRW	2,071,810,880	USD	1,600,000	Mar 31 2023	BOA	(32,331)
MXN	561,845,101	USD	29,850,000	Mar 15 2023	BOA	767,007
MXN	363,974,000	USD	18,366,482	Mar 17 2023	BOA	1,459,683
MXN	236,000,000	USD	12,630,404	Mar 31 2023	BOA	188,350
MXN	510,000	USD	27,041	Apr 19 2023	BOA	563
NOK	1,000,000	EUR	91,257	Mar 01 2023	BOA	(228)
NOK	34,280,711	USD	3,315,635	Mar 01 2023	BOA	(14,419)
NOK	1,000,000	EUR	91,158	Mar 02 2023	BOA	(125)
NOK	10,338,087	USD	1,000,000	Mar 02 2023	BOA	(4,396)
NOK	114,813,649	EUR	10,471,041	Mar 15 2023	BOA	(47,208)
NOK	36,027,262	USD	3,524,605	Mar 15 2023	BOA	(52,551)
NOK	7,000,000	SEK	7,175,700	Mar 31 2023	BOA	(11,455)
NZD	6,000,000	USD	3,685,557	Mar 01 2023	BOA	24,222
NZD	800,000	USD	494,342	Mar 02 2023	BOA	293
NZD	27,500,000	USD	17,461,450	Mar 15 2023	BOA	(458,237)
NZD	31,543,000	USD	20,096,706	Mar 17 2023	BOA	(593,564)
NZD	12,000,000	JPY	998,312,280	Mar 31 2023	BOA	53,858
NZD	600,000	USD	380,483	Mar 31 2023	BOA	(9,484)
NZD	6,000	USD	3,815	Apr 19 2023	BOA	(105)
PEN	959,231	USD	250,000	Mar 15 2023	BOA	2,500

The accompanying notes are an integral part of the consolidated financial statements.

25

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
PHP	33,123,930	USD	600,000	Mar 31 2023	BOA	$(2,836)
PLN	162,439,601	EUR	34,269,391	Mar 15 2023	BOA	195,010
PLN	251,000,000	USD	55,924,900	Apr 19 2023	BOA	297,644
SEK	2,000,000	EUR	180,669	Mar 01 2023	BOA	(37)
SEK	13,795,800	USD	1,327,758	Mar 01 2023	BOA	(9,792)
SEK	3,000,000	EUR	271,057	Mar 02 2023	BOA	(115)
SEK	2,499,879	USD	239,712	Mar 02 2023	BOA	(877)
SEK	432,253,018	EUR	38,898,555	Mar 15 2023	BOA	144,191
SEK	49,421,630	USD	4,765,189	Mar 15 2023	BOA	(40,181)
SEK	146,675,841	NOK	145,500,000	Mar 31 2023	BOA	1,134
SGD	11,681,195	USD	8,900,000	Mar 15 2023	BOA	(233,940)
SGD	36,469,716	USD	27,500,000	Mar 31 2023	BOA	(432,155)
TRY	500,000	USD	26,477	Mar 01 2023	BOA	(7)
TRY	7,000,000	USD	364,997	Mar 15 2023	BOA	3,252
TRY	1,146,115,000	USD	58,535,661	Apr 19 2023	BOA	422,257
TWD	151,849,255	USD	5,000,000	Mar 01 2023	BOA	(15,850)
TWD	5,979,189	USD	200,000	Mar 03 2023	BOA	(3,705)
TWD	36,946,292	USD	1,250,000	Mar 15 2023	BOA	(35,391)
TWD	6,056,020	USD	200,000	Mar 23 2023	BOA	(714)
TWD	3,023,800	USD	100,000	Mar 31 2023	BOA	(401)
USD	37,877,836	AUD	56,186,633	Mar 01 2023	BOA	68,362
USD	3,495,617	AUD	5,200,000	Mar 02 2023	BOA	(3,727)
USD	18,312,225	AUD	26,800,000	Mar 15 2023	BOA	268,128
USD	41,161,782	AUD	59,963,000	Mar 17 2023	BOA	786,233
USD	6,486,327	AUD	9,300,000	Mar 31 2023	BOA	220,799
USD	754,804	AUD	1,120,000	Apr 19 2023	BOA	(215)
USD	2,382,462	BRL	12,419,043	Mar 02 2023	BOA	11,397
USD	7,000,000	BRL	36,635,312	Mar 15 2023	BOA	24,462
USD	7,847,860	CAD	10,669,055	Mar 01 2023	BOA	28,797
USD	54,083,975	CAD	72,874,973	Mar 15 2023	BOA	669,607
USD	73,737,607	CAD	99,825,000	Mar 17 2023	BOA	568,403
USD	11,127,890	CAD	14,900,000	Mar 31 2023	BOA	204,913
USD	750	CAD	1,000	Apr 19 2023	BOA	17
USD	65,106,928	CHF	61,070,298	Mar 01 2023	BOA	259,129
USD	5,400,000	CHF	5,021,444	Mar 15 2023	BOA	59,367
USD	30,240,339	CHF	27,799,000	Mar 17 2023	BOA	667,191
USD	169,746,197	CHF	155,534,000	Apr 19 2023	BOA	3,699,800
USD	200,000	CLP	161,242,008	Mar 02 2023	BOA	5,226
USD	300,000	CLP	240,685,832	Mar 09 2023	BOA	9,499
USD	100,000	CLP	79,898,220	Mar 13 2023	BOA	3,623
USD	100,000	CLP	79,957,144	Mar 14 2023	BOA	3,567
USD	3,150,000	CLP	2,619,584,946	Mar 15 2023	BOA	(8,898)
USD	200,000	CLP	167,846,288	Apr 03 2023	BOA	(1,846)
USD	644,608	CNH	4,500,000	Mar 01 2023	BOA	(2,932)
USD	502,638	CNH	3,500,000	Mar 02 2023	BOA	(1,038)
USD	22,373,516	CNH	153,593,542	Mar 15 2023	BOA	250,955
USD	10,000,000	CNH	68,045,850	Mar 31 2023	BOA	188,655
USD	2,950,000	COP	14,277,586,330	Mar 15 2023	BOA	21,181
USD	52,064,098	EUR	49,174,022	Mar 01 2023	BOA	49,680
USD	2,333,899	EUR	2,200,000	Mar 02 2023	BOA	6,679
USD	16,373,284	EUR	15,400,000	Mar 15 2023	BOA	69,333
USD	62,828,425	EUR	58,527,000	Mar 17 2023	BOA	857,984

The accompanying notes are an integral part of the consolidated financial statements.

26

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	11,845,481	EUR	11,000,000	Mar 31 2023	BOA	$187,853
USD	4,705,294	EUR	4,420,000	Apr 19 2023	BOA	16,153
USD	31,581,984	GBP	26,396,263	Mar 01 2023	BOA	(169,236)
USD	31,903,124	GBP	26,496,263	Mar 02 2023	BOA	31,097
USD	25,251,653	GBP	20,900,000	Mar 15 2023	BOA	105,146
USD	47,158,520	GBP	38,663,000	Mar 17 2023	BOA	637,990
USD	6,773,504	GBP	5,562,500	Mar 31 2023	BOA	78,632
USD	900,000	IDR	13,585,231,238	Mar 15 2023	BOA	9,647
USD	18,500,000	ILS	65,014,566	Mar 15 2023	BOA	696,236
USD	6,600,000	ILS	23,277,647	Mar 31 2023	BOA	221,966
USD	800,000	INR	66,243,518	Mar 03 2023	BOA	(1,200)
USD	26,800,000	INR	2,207,682,000	Mar 08 2023	BOA	105,881
USD	8,900,000	INR	734,011,775	Mar 15 2023	BOA	28,800
USD	26,000,000	INR	2,157,074,400	Mar 21 2023	BOA	(59,936)
USD	7,700,000	INR	638,340,140	Mar 29 2023	BOA	(7,833)
USD	7,145,666	JPY	973,713,952	Mar 01 2023	BOA	(6,800)
USD	2,400,000	JPY	328,167,296	Mar 02 2023	BOA	(10,892)
USD	36,306,334	JPY	4,845,453,477	Mar 15 2023	BOA	641,343
USD	45,150,617	JPY	5,930,299,000	Mar 17 2023	BOA	1,487,154
USD	4,856,772	JPY	637,500,000	Mar 31 2023	BOA	152,928
USD	99,303,487	JPY	13,084,800,000	Apr 19 2023	BOA	2,502,876
USD	2,000,000	KRW	2,541,968,929	Mar 06 2023	BOA	78,597
USD	4,700,000	KRW	5,855,881,429	Mar 08 2023	BOA	273,365
USD	7,800,000	KRW	9,995,829,873	Mar 09 2023	BOA	243,537
USD	6,700,000	KRW	8,569,114,381	Mar 15 2023	BOA	220,444
USD	11,500,000	KRW	14,683,121,220	Mar 17 2023	BOA	396,389
USD	10,800,000	KRW	13,954,197,012	Mar 21 2023	BOA	245,836
USD	10,800,000	KRW	14,042,565,648	Mar 23 2023	BOA	178,105
USD	1,000,000	KRW	1,309,607,760	Mar 31 2023	BOA	9,064
USD	10,800,000	KRW	14,205,661,200	Apr 03 2023	BOA	49,510
USD	1,200,000	MXN	22,604,880	Mar 15 2023	BOA	(31,823)
USD	2,385,622	MXN	46,061,000	Mar 17 2023	BOA	(123,384)
USD	1,216,417	MXN	22,500,000	Mar 31 2023	BOA	(5,710)
USD	1,900,300	NOK	19,723,715	Mar 01 2023	BOA	916
USD	3,424,216	NOK	35,400,162	Mar 02 2023	BOA	15,022
USD	22,312,665	NOK	228,228,279	Mar 15 2023	BOA	317,631
USD	8,800,000	NOK	89,788,069	Mar 31 2023	BOA	139,057
USD	2,029,836	NZD	3,300,000	Mar 01 2023	BOA	(10,542)
USD	3,320,644	NZD	5,400,000	Mar 02 2023	BOA	(18,142)
USD	22,204,801	NZD	35,500,000	Mar 15 2023	BOA	255,198
USD	21,636,953	NZD	34,538,000	Mar 17 2023	BOA	281,992
USD	50,000	PEN	193,600	Mar 15 2023	BOA	(962)
USD	150,000	PHP	8,251,689	Mar 15 2023	BOA	1,151
USD	7,100,000	PLN	31,785,990	Mar 31 2023	BOA	(28,726)
USD	7,375,736	PLN	32,840,000	Apr 19 2023	BOA	19,767
USD	708,552	SEK	7,417,794	Mar 01 2023	BOA	(99)
USD	1,800,000	SEK	18,770,355	Mar 02 2023	BOA	6,708
USD	7,633,894	SEK	79,930,889	Mar 15 2023	BOA	(7,985)
USD	8,000,000	SEK	82,457,346	Mar 31 2023	BOA	109,302
USD	6,750,000	SGD	9,013,187	Mar 15 2023	BOA	63,285
USD	2,150,000	THB	74,280,000	Mar 15 2023	BOA	45,005
USD	26,474	TRY	500,000	Mar 01 2023	BOA	4

The accompanying notes are an integral part of the consolidated financial statements.

27

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	101,631	TRY	2,000,000	Mar 15 2023	BOA	$(3,583)
USD	9,400,000	TRY	182,278,105	Mar 31 2023	BOA	(92,957)
USD	167,266	TRY	3,270,000	Apr 19 2023	BOA	(948)
USD	5,054,661	TWD	151,849,255	Mar 01 2023	BOA	70,511
USD	200,000	TWD	6,073,091	Mar 03 2023	BOA	623
USD	7,750,000	TWD	233,513,710	Mar 15 2023	BOA	73,239
USD	5,000,000	TWD	151,451,200	Mar 23 2023	BOA	16,171
USD	1,200,000	TWD	36,167,968	Mar 31 2023	BOA	8,689
USD	108,615	ZAR	2,000,000	Mar 01 2023	BOA	(278)
USD	13,728,529	ZAR	243,869,876	Mar 15 2023	BOA	467,417
USD	5,200,000	ZAR	93,137,616	Mar 31 2023	BOA	142,774
ZAR	2,000,000	USD	108,678	Mar 01 2023	BOA	215
ZAR	49,179,978	USD	2,727,521	Mar 15 2023	BOA	(53,221)
ZAR	40,000	USD	2,225	Apr 19 2023	BOA	(57)
Total Forward Foreign Currency Contracts						$7,723,152

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

28

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 28, 2023 (Unaudited)

ASSETS
Investments, at value (cost $2,368,405,133)	$2,367,515,319
Foreign currency deposits with broker for futures contracts (cost $8,286,991)	8,022,317
Deposits with broker for forward foreign currency contracts	70,956,981
Deposits with broker for futures contracts	277,476,176
Receivables for:
Capital shares sold	11,876,249
Interest receivable	388,616
Unrealized appreciation on forward foreign currency contracts	25,554,858
Unrealized appreciation on futures contracts	78,180,698
Prepaid expenses and other assets	232,073
Total assets	2,840,203,287

LIABILITIES
Due to broker	235,134
Payables for:
Advisory fees	3,570,517
Capital shares redeemed	3,088,575
Unrealized depreciation on forward foreign currency contracts	17,831,706
Unrealized depreciation on futures contracts	52,040,921
Other accrued expenses and liabilities	398,855
Total liabilities	77,165,708
Net assets	$2,763,037,579

NET ASSETS CONSIST OF:
Par value	$232,991
Paid-in capital	3,193,727,508
Total distributable earnings/(losses)	(430,922,920)
Net assets	$2,763,037,579

CLASS A SHARES:
Net assets	$149,017,635
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	12,726,589
Net asset value and redemption price per share	$11.71
Maximum offering price per share (100/94.25 of $11.71)	$12.42

CLASS I SHARES:
Net assets	$2,603,968,669
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	219,374,234
Net asset value, offering and redemption price per share	$11.87

CLASS C SHARES:
Net assets	$10,051,275
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	890,122
Net asset value, offering and redemption price per share	$11.29

The accompanying notes are an integral part of the consolidated financial statements.

29

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$44,368,172
Total investment income	44,368,172
EXPENSES
Advisory fees (Note 2)	24,560,746
Administration and accounting services fees (Note 2)	417,065
Transfer agent fees (Note 2)	195,529
Distribution fees (Class A Shares) (Note 2)	173,103
Distribution fees (Class C Shares) (Note 2)	37,793
Directors fees	156,138
Legal fees	121,148
Registration and filing fees	88,859
Printing and shareholder reporting fees	68,238
Custodian fees (Note 2)	67,733
Officers fees	60,242
Audit and tax service fees	34,549
Other expenses	107,310
Total expenses before waivers and/or reimbursements	26,088,453
Less: waivers and/or reimbursements (Note 2)	(997,600)
Net expenses after waivers and/or reimbursements	25,090,853
Net investment income/(loss)	19,277,319
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,266,493)
Futures contracts	(27,728,997)
Foreign currency transactions	355,791
Forward foreign currency contracts	10,613,458
Net change in unrealized appreciation/(depreciation) on:
Investments	2,215,605
Futures contracts	(12,641,810)
Foreign currency translations	(212,125)
Forward foreign currency contracts	(6,151,865)
Net realized and unrealized gain/(loss) from investments	(34,816,436)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,539,117)

The accompanying notes are an integral part of the consolidated financial statements.

30

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$19,277,319	$(22,895,427)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(18,026,241)	297,758,259
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(16,790,195)	37,796,783
Net increase/(decrease) in net assets resulting from operations	(15,539,117)	312,659,615
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(368,957,087)	(54,275,724)
Net decrease in net assets from dividends and distributions to shareholders	(368,957,087)	(54,275,724)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	60,695,051	96,389,889
Proceeds from reinvestment of distributions	15,458,188	594,933
Shares redeemed	(22,553,188)	(11,764,526)
Total from Class A Shares	53,600,051	85,220,296
Class I Shares
Proceeds from shares sold	954,684,073	1,705,791,826
Proceeds from reinvestment of distributions	220,037,703	35,649,949
Shares redeemed	(770,543,837)	(560,126,349)
Total from Class I Shares	404,177,939	1,181,315,426
Class C Shares
Proceeds from shares sold	3,496,169	4,075,349
Proceeds from reinvestment of distributions	882,158	147,425
Shares redeemed	(1,881,104)	(1,516,356)
Total from Class C Shares	2,497,223	2,706,418
Net increase/(decrease) in net assets from capital share transactions	460,275,213	1,269,242,140
Total increase/(decrease) in net assets	75,779,009	1,527,626,031
NET ASSETS:
Beginning of period	2,687,258,570	1,159,632,539
End of period	$2,763,037,579	$2,687,258,570

The accompanying notes are an integral part of the consolidated financial statements.

31

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Shares sold	4,877,126	1,071,456
Shares reinvested	1,333,752	14,551
Shares redeemed	(1,853,097)	(578,862)
Total Class A Shares	4,357,781	507,145
Class I Shares
Shares sold	74,581,711	37,193,765
Shares reinvested	18,742,564	669,827
Shares redeemed	(60,915,121)	(21,694,016)
Total Class I Shares	32,409,154	16,169,576
Class C Shares
Shares sold	274,083	132,823
Shares reinvested	78,764	4,481
Shares redeemed	(154,475)	(130,069)
Total Class C Shares	198,372	7,235
Net increase/(decrease) in shares outstanding	36,965,307	16,683,956

The accompanying notes are an integral part of the consolidated financial statements.

32

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$13.56		$11.95	$11.28	$12.45	$11.28	$11.15
Net investment income/(loss)(1)	0.08		(0.19)	(0.24)	(0.11)	(0.01)	(0.07)
Net realized and unrealized gain/(loss) from investments	(0.15)		2.20	1.07	(0.14)	1.18	0.20
Net increase/(decrease) in net assets resulting from operations	(0.07)		2.01	0.83	(0.25)	1.17	0.13
Dividends and distributions to shareholders from:
Net investment income	(1.11)		(0.27)	(0.16)	(0.64)	—	—
Net realized capital gains	(0.67)		(0.13)	—	(0.28)	—	—
Total dividends and distributions to shareholders	(1.78)		(0.40)	(0.16)	(0.92)	—	—
Net asset value, end of period	$11.71		$13.56	$11.95	$11.28	$12.45	$11.28
Total investment return/(loss)(2)	(0.34	)%(4)	17.40%	7.42%	(1.64)%	10.37%	1.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,018		$113,480	$21,395	$14,469	$12,434	$15,539
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.04	%(5)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.04	%(5)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.11	%(5)	2.10%	2.14%	2.15%	2.14%	2.13%
Ratio of net investment income/(loss) to average net assets	1.23	%(5)	(1.47)%	(2.03)%	(0.98)%	(0.05)%	(0.65)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

33

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$13.72		$12.07	$11.38	$12.55	$11.36	$11.20
Net investment income/(loss)(1)	0.09		(0.15)	(0.21)	(0.09)	0.02	(0.05)
Net realized and unrealized gain/(loss) from investments	(0.15)		2.22	1.08	(0.14)	1.19	0.21
Net increase/(decrease) in net assets resulting from operations	(0.06)		2.07	0.87	(0.23)	1.21	0.16
Dividends and distributions to shareholders from:
Net investment income	(1.12)		(0.29)	(0.18)	(0.66)	(0.02)	—
Net realized capital gains	(0.67)		(0.13)	—	(0.28)	—	—
Total dividends and distributions to shareholders	(1.79)		(0.42)	(0.18)	(0.94)	(0.02)	—
Net asset value, end of period	$11.87		$13.72	$12.07	$11.38	$12.55	$11.36
Total investment return/(loss)(2)	(0.24	)%(4)	17.72%	7.74%	(1.39)%	10.63%	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,603,969		$2,564,701	$1,132,714	$883,997	$707,564	$913,437
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(5)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(5)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.86	%(5)	1.85%	1.89%	1.90%	1.89%	1.88%
Ratio of net investment income/(loss) to average net assets	1.40	%(5)	(1.22)%	(1.78)%	(0.73)%	0.20%	(0.40)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

34

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$13.12		$11.60	$10.98	$12.11	$11.06	$11.01
Net investment income/(loss)(1)	0.03		(0.27)	(0.32)	(0.19)	(0.08)	(0.16)
Net realized and unrealized gain/(loss) from investments	(0.14)		2.13	1.05	(0.14)	1.13	0.21
Net increase/(decrease) in net assets resulting from operations	(0.11)		1.86	0.73	(0.33)	1.05	0.05
Dividends and distributions to shareholders from:
Net investment income	(1.05)		(0.21)	(0.11)	(0.52)	—	—
Net realized capital gains	(0.67)		(0.13)	—	(0.28)	—	—
Total dividends and distributions to shareholders	(1.72)		(0.34)	(0.11)	(0.80)	—	—
Net asset value, end of period	$11.29		$13.12	$11.60	$10.98	$12.11	$11.06
Total investment return/(loss)(2)	(0.71	)%(4)	16.48%	6.72%	(2.40)%	9.49%	0.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,051		$9,078	$5,524	$5,151	$4,487	$8,481
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.79	%(5)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.79	%(5)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.86	%(5)	2.85%	2.89%	2.90%	2.89%	2.88%
Ratio of net investment income/(loss) to average net assets	0.49	%(5)	(2.22)%	(2.78)%	(1.73)%	(0.80)%	(1.40)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 28, 2023 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $578,144,325, which represented 20.92% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $599,017,172, which represented 21.68% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$2,367,515,319	$2,367,515,319	$—	$—
Commodity Contracts
Futures Contracts	24,352,466	24,352,466	—	—
Equity Contracts
Futures Contracts	16,357,422	16,357,422	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	25,554,858	—	25,554,858	—
Futures Contracts	8,053,332	8,053,332	—	—
Interest Rate Contracts
Futures Contracts	29,417,478	29,417,478	—	—
Total Assets	$2,471,250,875	$2,445,696,017	$25,554,858	$—

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(33,088,151)	$(33,088,151)	$—	$—
Equity Contracts
Futures Contracts	(8,571,966)	(8,571,966)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(17,831,706)	—	(17,831,706)	—
Futures Contracts	(2,538,423)	(2,538,423)	—	—
Interest Rate Contracts
Futures Contracts	(7,842,381)	(7,842,381)	—	—
Total Liabilities	$(69,872,627)	$(52,040,921)	$(17,831,706)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$25,554,858	$—	$25,554,858
Futures Contracts (a)	Unrealized appreciation on futures contracts	16,357,422	29,417,478	8,053,332	24,352,466	78,180,698
Total Value- Assets		$16,357,422	$29,417,478	$33,608,190	$24,352,466	$103,735,556

Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(17,831,706)	$—	$(17,831,706)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(8,571,966)	(7,842,381)	(2,538,423)	(33,088,151)	(52,040,921)
Total Value- Liabilities		$(8,571,966)	$(7,842,381)	$(20,370,129)	$(33,088,151)	$(69,872,627)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(13,292,486)	$72,294,848	$12,750,569	$(99,481,928)	$(27,728,997)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	10,613,458	—	10,613,458
Total Realized Gain/(Loss)		$(13,292,486)	$72,294,848	$23,364,027	$(99,481,928)	$(17,115,539)

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$17,475,644	$3,035,761	$(19,340,989)	$(13,812,226)	$(12,641,810)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(6,151,865)	—	(6,151,865)
Total Change in Unrealized Appreciation/(Depreciation)		$17,475,644	$3,035,761	$(25,492,854)	$(13,812,226)	$(18,793,675)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$2,751,132,106	$(6,382,073,259)	$(3,395,703,082)	$3,365,867,272

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$25,554,858	$(17,831,706)	$—	$7,723,152	$17,831,706	$(17,831,706)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

41

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called

42

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Coronavirus (Covid-19) Pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Ukraine-Russia Conflict Risk — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the

43

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Fund has no written options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

44

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2023.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$24,560,746	$(997,600)	$23,563,146

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2023	August 31, 2024	August 31, 2025	August 31, 2026	Total
$439,732	$1,020,929	$1,164,300	$997,600	$3,622,561

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global, LLC, R.G. Niederhoffer Capital Management, Inc., Revolution Capital Management, LLC, Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

45

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

46

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,757,733,831	$172,613,883	$(388,732,523)	$(216,118,640)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2022, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$(219,606,329)	$219,606,329

As of August 31, 2022, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$269,747,537	$39,610,965	$(355,785,218)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2022 was as follows:

Ordinary Income	Long-Term Gains	Total
$44,586,281	$9,689,443	$54,275,724

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains.

47

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2023 (Unaudited)

6. New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

48

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

49

Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AFS-SAR23

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2023

(Unaudited)

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited)

February 28, 2023

Dear Shareholder,

The Abbey Capital Multi Asset Fund (the “Fund”) Class I Shares returned -0.84% net of fees for the 6-month fiscal period ended February 28, 2022. Negative performance was recorded by both the managed futures and long US equity components of the Fund’s investment strategy. The managed futures component recorded losses from trading in commodity markets, with negative performance recorded in energy, metals and agricultural commodities. The Fund’s long US equity component saw losses from its holdings in S&P 500 futures over the 6-month period. The Fund targets approximately 100% exposure of its net assets to its managed futures strategy and approximately 50% exposure to its long US equity strategy. The Fund’s remaining net assets are allocated to its fixed income strategy. The managed futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “ACMAF Master”), a wholly-owned subsidiary of the Fund that invests substantially all of its assets in ACMAF Offshore SPC, which is a wholly-owned and controlled segregated portfolio company that invests in managed futures and foreign exchange contracts. As part of its managed futures strategy, the Fund may also invest a portion of its assets in ACMAF Onshore Series LLC, a wholly-owned subsidiary of the Fund which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Average Total Returns for the Periods Ended February 28, 2023

	2023 YTD	1 YEAR	SEP. 1, 2022 TO FEB. 28, 2023	ANNUALIZED SINCE INCEPTION ON APRIL 11, 2018
Class I Shares*	2.80%	8.41%	-0.84%	12.56%
Class A Shares**	2.80%	8.17%	-0.98%	12.27%
Class A Shares (max load)**	-3.07%	1.92%	-6.68%	10.92%
Class C Shares***	2.65%	7.37%	-1.33%	11.44%
Class C Shares (max load)***	1.65%	6.37%	-2.28%	11.44%
S&P 500® Total Return Index****	3.69%	-7.69%	1.26%	10.49%
BofA Merrill Lynch 3-Month T-Bill Index****	0.64%	2.10%	1.74%	1.34%
Barclay CTA Index****	0.03%	5.15%	-0.62%	4.30%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 15, 2023

Source: Abbey Capital, Bloomberg and BarclayHedge

Performance quoted is past performance and does not guarantee future results. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance would have been lower without fee waivers in effect. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) +1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only.

*

The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all of the assets of Abbey Global LP transferred to Class I Shares of the Fund. For clarity, on February 28, 2023, all references to Abbey Global LP’s performance were removed from the Fund’s prospectus.

**

The inception date of the Class A Shares was February 16, 2022. Returns for Class A Shares prior to February 16, 2022 are pro forma (i.e. returns of Class I Shares from April 11, 2018 adjusted for Class A Shares expenses). Purchases of Class A Shares of the Fund are subject to a front-end sales charge of up to 5.75% of the total purchase price; however, sales charges may be reduced for large purchases as outlined in the Fund’s prospectus. For Class A Shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A Shares (or any contingent deferred sales charge paid on redemptions) and

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Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited) (Continued)

February 28, 2023

may retain the full amount of such sales charge. The sales charges or underwriter concessions (the difference between the sales charge and the dealer reallowance) received by the Distributor may be made available to the Fund for pre-approved marketing expenses or may be used to offset the compensation owed by the Adviser to the Distributor for its services. Sales charges are not imposed on Shares that are purchased with reinvested dividends or other distributions.

***

The inception date of the Class C Shares was November 8, 2021. Returns for Class C Shares prior to November 8, 2021 are pro forma (i.e. returns of Class I Shares from April 11, 2018 adjusted for Class C Shares expenses). Performance results with sales charges (“with load”) reflect the deduction of the applicable contingent deferred sales charge (“CDSC”). Class C shares are subject to a CDSC of 1.00% if you redeem your shares within twelve (12) months of purchase, based on the lesser of the shares’ cost at purchase or current net asset value at time of redemption. Performance presented without sales charges does not include the CDSC and would be lower if a charge was reflected.

****

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2023, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.98%, 2.23% and 2.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, as stated in the Fund’s prospectus dated December 31, 2022 (as revised February 28, 2023) (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the Fund’s prospectus for further information on expenses and fees.

Performance Analysis

The 6-month period ended February 28, 2023 was negative for Fund performance with losses recorded by both the managed futures allocation and the long US equity allocation.

Inflation, and the outlook for central bank policy, were key drivers of markets over the period. Market expectations for rate hikes in the US and elsewhere shifted several times during the 6- month period, with uncertainty about the outlook for monetary policy contributing to multiple reversals in asset prices and in broader market sentiment.

Expectations for monetary policy were relatively hawkish in September 2022. The US Federal Reserve and the European Central Bank both hiked rates by 0.75%, while US inflation was stronger than expected and eurozone inflation reached double digits. Fund performance was positive in September 2022 as gains for the managed futures allocation outweighed losses for the long equity allocation. The managed futures allocation profited from the continuation of some of the most notable trends from earlier in 2022, namely uptrends in the US Dollar and in global yields. However, the hawkish outlook weighed on global equity prices, with the long equity allocation experiencing losses as the S&P 500 finished the month of September 2022 9.3% lower.

Performance in quarter four of 2022 was more challenging, as reversals in sentiment during the quarter led to corrections in price trends across several markets. Further signs of slowing US inflation initially saw investors price a slower pace of US Federal Reserve tightening. This led to a rebound in equity markets, and a reversal of uptrends in global yields and in the US Dollar. Sentiment shifted in December, however, as guidance from the US Federal Reserve and European Central Bank proved more hawkish than expected. This saw some of the price trends from earlier in the quarter unwind as equities declined and uptrends in global yields resumed.

2

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited) (Continued)

February 28, 2023

The managed futures allocation was negative in quarter four of 2022 as trend reversals in the US Dollar and choppy price moves in equities resulted in losses. Meanwhile, the long equity allocation was positive as the S&P 500 recorded its first positive quarter of 2022, rising 7.1%.

Performance during the first two months of 2023 was positive. The rally in equities in January 2023 was the primary driver of gains for both the managed futures allocation and the long equity allocation, with stocks buoyed by hopes that we were approaching the end of the US rate hiking cycle and solid corporate earnings data. This rally in stocks retraced somewhat in February 2023 as some stronger than expected US inflation data saw expectations for rate hikes increased. Despite mixed signals on the direction of monetary policy, the S&P 500 rose 3.4% overall in the first two months of 2023.

Similar to financial markets, commodities markets were also choppy during the 6-month period with several markets experiencing a lack of clear trends and frequent price reversals. The Fund’s largest losses occurred in commodities, with negative performance recorded in energy, metals and agricultural commodities.

Energy was the largest detractor from Fund performance over the 6-month period. Losses were concentrated in crude oil and distillate contracts. Both long and short positions in energy recorded losses at different times as price reversals and a lack of clear direction in prices proved difficult for the Fund’s managed futures allocation. Several developments on both the supply and demand side contributed to these choppy price moves. These included evidence of a slowdown in global growth, shifts in Chinese demand expectations as it eased its COVID-19 restrictions, supply cuts from OPEC+ and rising inventories later in the period.

Performance in metals was also challenging, with losses recorded in both precious metals and base metals. As we saw in energy markets, frequent price corrections led to losses for the Fund’s managed futures allocation with long and short positions detracting at different times during the period. In agricultural commodities, losses were concentrated in corn and coffee contracts.

Performance in equities was also negative over the 6-month period, with the long equity allocation recording losses from its allocation to S&P 500 futures. Performance of the managed futures allocation was close to flat in the sector.

Performance for US equities was mixed over the period. The outlook for monetary policy was a key driver of US stocks. Periods when investors priced a more aggressive pace of US Federal Reserve policy tightening were typically negative for the S&P 500. Conversely, periods when monetary policy expectations turned more dovish were generally positive.

Despite the S&P 500 index finishing the 6-month period up 0.4%, the long US equity allocation that invests exclusively in S&P 500 futures recorded negative performance over the period.

A key reason for this was the size of positioning for the long US equity allocation over the 6-month period. Positioning was maintained below 50% of the Fund’s total assets over the first half of the 6-month period when the S&P 500 rallied. This led to underperformance relative to what a static 50% allocation would have returned, most notably in early November 2022 when the S&P 500 rallied sharply as further evidence of slowing US inflation led to forecasts of a slower pace of Federal Reserve tightening.

Positioning for the long US equity allocation was moved closer to 50% of the Fund’s total assets in December 2022. Positioning was maintained close to 50% of the Fund’s total assets for the remainder of the 6-month window, with the S&P 500 performing negatively over the December 2022 to February 2023 period.

In contrast, the Fund’s largest gains were observed in fixed income with short positions in bonds and interest rates both contributing positively to returns. Despite the frequent changes in outlook for monetary policy, global yields rose as central banks in most major markets hiked rates and as inflation, despite signs of slowing, remained elevated. The Fund’s largest gains arose from shorts in US Treasury and US interest rate contracts.

Gains in emerging market currencies were concentrated in the Mexican Peso. Long positions resulted in gains as the currency trended higher for much of the period alongside higher local market rates. In early 2023, the Mexican Peso hit its highest level since 2018 against the US Dollar following larger than expected rate hikes by the Mexican central bank.

3

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited) (Concluded)

February 28, 2023

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in ACMAF Master, which is a multi-adviser fund that invests in managed futures and foreign exchange contracts. The Fund may also invest a portion of its assets into ACMAF Onshore Series LLC, which is a multi- adviser fund that invests in managed futures and foreign exchange contracts. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter- Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Consolidated Portfolio of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Multi Asset Fund is distributed by Quasar Distributions, LLC.

This report is submitted for general information to the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

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Abbey Capital Multi Asset Fund

Performance Data

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Since Inception††
Class A Shares (without sales charge) (Pro forma April 11, 2018 to February 16, 2022)	-0.98%	8.17%	15.76%	12.27%*
Class A Shares (with sales charge) (Pro forma April 11, 2018 to February 16, 2022)	-6.68%	1.92%	13.50%	10.92%*
S&P 500® Total Return Index	1.26%	-7.69%	12.15%	10.49%**
ICE BofA 3-Month U.S. Treasury Bill Index***	1.74%	2.10%	0.84%	1.34%**
Barclay CTA Index***	-0.62%	5.15%	6.04%	4.30%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Performance information is from the inception date of the Fund.
*	Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.
***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.23% for Class A Shares as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Multi Asset Fund

Performance Data (Continued)

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Since Inception††
Class I Shares	-0.84%	8.41%	16.07%	12.56%
S&P 500® Total Return Index	1.26%	-7.69%	12.15%	10.49%*
ICE BofA 3-Month U.S. Treasury Bill Index**	1.74%	2.10%	0.84%	1.34%*
Barclay CTA Index***	-0.62%	5.15%	6.04%	4.30%*

†	Not annualized.
††	Inception date of Class I Shares of the Fund was April 11, 2018.
*	Performance is from the inception date of the Fund only and is not the inception date of the index itself.
**	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.98% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Multi Asset Fund

Performance Data (Continued)

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Since Inception††
Class C Shares (without contingent deferred sales charge) (Pro forma April 11, 2018 to November 8, 2021)	-1.33%	7.37%	14.91%	11.44%*
Class C Shares (with contingent deferred sales charge) (Pro forma April 11, 2018 to November 8, 2021)	-2.28%	6.37%	14.91%	11.44%*
S&P 500® Total Return Index	1.26%	-7.69%	12.15%	10.49%**
ICE BofA 3-Month U.S. Treasury Bill Index***	1.74%	2.10%	0.84%	1.34%**
Barclay CTA Index***	-0.62%	5.15%	6.04%	4.30%**

†	Not annualized.
††	Inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Performance information is from the inception date of the Fund.
*	Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.
***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed or the net asset value of the Class C Shares redeemed at the time of redemption.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.98% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the ICE BofA 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Multi Asset Fund

Performance Data (Concluded)

February 28, 2023 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 412 programs included in the calculation of the Barclay CTA Index for 2023. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

ICE BofA 3-Month U.S. Treasury Bill Index

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Multi Asset Fund

Fund Expense Example

February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

ACTUAL EXPENSES

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Fund
Actual
Class A Shares	$ 1,000.00	$ 990.20	$ 10.07	2.04%	-0.98%
Class I Shares	1,000.00	991.60	8.84	1.79%	-0.84%
Class C Shares	1,000.00	986.70	13.74	2.79%	-1.33%
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.68	$ 10.19	2.04%	N/A
Class I Shares	1,000.00	1,015.92	8.95	1.79%	N/A
Class C Shares	1,000.00	1,010.96	13.91	2.79%	N/A

(1)

Expenses are equal to the Fund’s Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2022 through February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values in the first section in the table are based on the actual six-month total investment return for the Fund’s respective share classes.

(2)	Ratios reflect expenses waived by the Fund’s investment adviser. Without these waivers, the Fund’s expenses would have been higher and the ending account values would have been lower.

9

Abbey Capital Multi Asset Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	80.3%	$359,810,665
Money Market Deposit Account	4.5	20,002,097
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	15.2	67,832,889
NET ASSETS	100.0%	$447,645,651

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Long U.S. Equity” Strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

February 28, 2023 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS - 84.8%
U.S. TREASURY OBLIGATIONS - 80.3%
U.S. Treasury Bills	3.358%	03/02/23	$10,922	$10,920,680
U.S. Treasury Bills	3.522%	03/09/23	12,029	12,017,030
U.S. Treasury Bills	3.851%	03/16/23	7,978	7,963,140
U.S. Treasury Bills	3.880%	03/23/23	16,113	16,070,634
U.S. Treasury Bills	3.940%	03/30/23	16,810	16,751,129
U.S. Treasury Bills	4.091%	04/06/23	15,200	15,132,850
U.S. Treasury Bills	4.337%	04/13/23	30,793	30,628,996
U.S. Treasury Bills	4.481%	04/20/23	17,381	17,270,431
U.S. Treasury Bills	4.512%	04/27/23	10,601	10,523,055
U.S. Treasury Bills	4.630%	05/04/23	9,329	9,252,353
U.S. Treasury Bills	4.562%	05/11/23	15,935	15,788,785
U.S. Treasury Bills	4.652%	05/18/23	10,410	10,305,046
U.S. Treasury Bills	4.727%	05/25/23	16,543	16,361,836
U.S. Treasury Bills	4.714%	06/01/23	8,487	8,385,112
U.S. Treasury Bills	4.701%	06/08/23	11,214	11,070,478
U.S. Treasury Bills	4.690%	06/22/23	6,528	6,431,540
U.S. Treasury Bills	4.780%	06/29/23	6,948	6,839,843
U.S. Treasury Bills	4.859%	07/06/23	14,052	13,816,985
U.S. Treasury Bills	4.827%	07/13/23	12,185	11,970,328
U.S. Treasury Bills	4.857%	07/20/23	17,882	17,550,353
U.S. Treasury Bills	4.819%	07/27/23	16,965	16,634,979
U.S. Treasury Bills	4.827%	08/03/23	16,231	15,897,762
U.S. Treasury Bills	4.937%	08/10/23	27,492	26,898,483
U.S. Treasury Bills	5.057%	08/17/23	9,397	9,183,931
U.S. Treasury Bills	5.142%	08/24/23	26,785	26,144,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $359,958,318)				359,810,665

	Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT — 4.5%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(a)	20,002	20,002,097
TOTAL MONEY MARKET DEPOSIT ACCOUNT (Cost $20,002,097)		20,002,097

TOTAL SHORT-TERM INVESTMENTS
(Cost $379,960,415)		379,812,762
TOTAL INVESTMENTS — 84.8%
(Cost $379,960,415)		379,812,762

OTHER ASSETS IN EXCESS OF LIABILITIES — 15.2%		67,832,889
NET ASSETS — 100.0%		$447,645,651

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.

(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Futures contracts outstanding as of February 28, 2023 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Dec-25	9	$2,308,306	$(10,551)
3-Month SONIA Index Futures	Sep-23	241	69,011,092	(239,983)
3-Month SONIA Index Futures	Sep-24	24	6,908,199	(45,813)
3-Month SONIA Index Futures	Sep-25	25	7,227,991	(31,875)
90-DAY Bank Bill	Sep-23	21	13,978,598	(18,048)
Amsterdam Index Futures	Mar-23	61	9,727,998	(139,406)
Australian 10-Year Bond Futures	Mar-23	44	3,483,649	480
Australian 3-Year Bond Futures	Mar-23	27	1,939,254	(19,903)
Brent Crude Futures	May-23	1	83,450	(210)
CAC40 10 Euro Futures	Mar-23	163	12,545,887	(2,832)
CAD Currency Futures	Mar-23	2	146,770	(430)
Cattle Feeder Futures	Apr-23	1	97,538	1,675
Cattle Feeder Futures	May-23	1	99,813	200
Cocoa Futures	May-23	37	1,031,930	16,930
Cocoa Futures	Jul-23	17	473,960	9,520
Cocoa Futures ICE	May-23	36	921,911	30,817
Cocoa Futures ICE	Jul-23	25	634,202	25,356
Coffee Robusta Futures	May-23	6	128,400	1,230
Coffee Robusta Futures	Jul-23	1	21,290	890
Copper Futures	May-23	23	2,351,463	(17,827)
Corn Futures	May-23	268	8,445,350	(316,227)
Corn Futures	Jul-23	52	1,617,850	(106,988)
Corn Futures	Dec-23	2	56,975	(3,550)
DAX Index Futures	Mar-23	53	21,590,723	245,276
DAX-Mini Futures	Mar-23	1	81,474	4,707
DJIA Mini E-CBOT	Mar-23	48	7,843,680	(282,420)
Dollar Index	Mar-23	7	733,775	12,016
E-Mini Technology Select Futures	Mar-23	1	137,770	(410)
EUR Foreign Exchange Currency Futures	Mar-23	184	24,361,599	(166,863)
Euro STOXX 50	Mar-23	236	10,601,216	418,192
Euro/JPY Futures	Mar-23	43	5,681,539	(2,038)
Euro-Bobl Futures	Mar-23	162	19,735,744	(141,932)
Euro-BTP Futures	Mar-23	10	1,191,919	(37,115)
Euro-Bund Futures	Mar-23	58	8,153,556	(86,488)
Euro-Oat Futures	Mar-23	4	540,272	(16,532)
European Climate Exchange Futures	Dec-23	8	844,466	39,769
European Climate Exchange Futures	Dec-24	1	110,847	5,426
FTSE 100 Index Futures	Mar-23	425	40,188,816	773,877
FTSE China A50 Index	Mar-23	27	360,180	(4,538)
FTSE Taiwan Index	Mar-23	3	162,150	(1,720)
FTSE/JSE TOP 40	Mar-23	7	273,307	(8,254)
FTSE/MIB Index Futures	Mar-23	57	8,292,718	630,916
Gasoline RBOB Futures	Apr-23	50	5,548,200	108,887
GBP Currency Futures	Mar-23	47	3,541,744	(12,063)
Gold 100 Oz Futures	Apr-23	68	12,489,560	(366,521)
Hang Seng China Enterprises Index Futures	Mar-23	21	882,469	(37,455)
Hang Seng Index Futures	Mar-23	61	7,671,045	(229,750)
IBEX 35 Index Futures	Mar-23	3	298,670	2,986

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
JPY Currency Futures	Mar-23	37	$3,403,769	$(194,338)
Kansas City Hard Red Winter Wheat Futures	Jul-23	1	40,325	(3,925)
Live Cattle Futures	Apr-23	25	1,654,750	20,820
Live Cattle Futures	Jun-23	50	3,227,000	20,340
Live Cattle Futures	Aug-23	12	769,200	11,330
Live Cattle Futures	Oct-23	2	131,480	2,280
LME Aluminum Forward	Mar-23	3	174,572	(15,506)
LME Aluminum Forward	Mar-23	399	23,312,871	(1,039,447)
LME Aluminum Forward	Mar-23	2	116,973	(14,506)
LME Aluminum Forward	Apr-23	2	117,338	(14,661)
LME Aluminum Forward	Apr-23	1	58,685	1,522
LME Aluminum Forward	Apr-23	1	58,695	1,908
LME Aluminum Forward	Apr-23	3	176,279	(11,353)
LME Aluminum Forward	Apr-23	5	294,119	(32,206)
LME Aluminum Forward	Apr-23	2	117,704	(13,234)
LME Aluminum Forward	Apr-23	1	58,907	(7,006)
LME Aluminum Forward	Apr-23	2	117,884	(13,017)
LME Aluminum Forward	May-23	1	59,091	91
LME Aluminum Forward	May-23	2	118,257	402
LME Aluminum Forward	May-23	2	118,332	402
LME Aluminum Forward	May-23	2	118,382	402
LME Aluminum Forward	May-23	2	118,475	(3,388)
LME Aluminum Forward	Jun-23	68	4,052,800	(148,991)
LME Copper Forward	Mar-23	198	44,347,049	1,759,786
LME Copper Forward	Apr-23	2	447,922	4,060
LME Copper Forward	Apr-23	1	224,013	(9,275)
LME Copper Forward	Apr-23	2	448,100	11,013
LME Copper Forward	Apr-23	1	224,050	(4,363)
LME Copper Forward	Apr-23	2	448,077	(7,024)
LME Copper Forward	May-23	1	224,094	(2,094)
LME Copper Forward	May-23	6	1,344,101	35,663
LME Copper Forward	Jun-23	89	19,942,674	(69,351)
LME Lead Forward	Mar-23	1	52,563	(2,700)
LME Lead Forward	Mar-23	69	3,619,050	(138,668)
LME Lead Forward	Mar-23	1	52,424	(4,295)
LME Lead Forward	Apr-23	2	104,978	(6,160)
LME Lead Forward	Apr-23	1	52,494	(2,498)
LME Lead Forward	Apr-23	1	52,525	(925)
LME Lead Forward	Apr-23	1	52,525	(3,125)
LME Lead Forward	Apr-23	2	105,050	(2,313)
LME Lead Forward	Apr-23	1	52,556	(831)
LME Lead Forward	Apr-23	2	105,125	(1,667)
LME Lead Forward	Apr-23	1	52,575	(2,350)
LME Lead Forward	Apr-23	1	52,581	(1,144)
LME Lead Forward	May-23	2	105,175	1,675
LME Lead Forward	Jun-23	2	105,357	(1,141)
LME Nickel Forward	Mar-23	1	147,601	(22,319)
LME Nickel Forward	Mar-23	1	147,693	(18,637)
LME Nickel Forward	Mar-23	1	147,707	(21,433)

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Nickel Forward	Mar-23	1	$147,720	$(18,624)
LME Nickel Forward	Mar-23	4	590,880	(126,525)
LME Nickel Forward	Mar-23	1	147,736	(25,994)
LME Nickel Forward	Mar-23	1	147,799	(18,821)
LME Nickel Forward	Mar-23	1	147,956	(37,474)
LME Nickel Forward	Apr-23	1	148,301	(16,735)
LME Zinc Forward	Mar-23	1	75,669	(2,281)
LME Zinc Forward	Mar-23	1	75,438	(5,763)
LME Zinc Forward	Mar-23	1	75,338	(5,300)
LME Zinc Forward	Mar-23	64	4,821,600	(400,328)
LME Zinc Forward	Mar-23	1	75,306	(400)
LME Zinc Forward	Mar-23	1	75,266	(10,288)
LME Zinc Forward	Mar-23	1	75,238	25
LME Zinc Forward	Apr-23	1	75,244	96
LME Zinc Forward	Apr-23	2	150,509	(10,054)
LME Zinc Forward	Apr-23	1	75,194	(9,031)
LME Zinc Forward	Apr-23	2	150,238	(23,725)
LME Zinc Forward	May-23	1	75,119	888
LME Zinc Forward	May-23	1	75,119	888
LME Zinc Forward	Jun-23	16	1,199,400	(52,261)
Long Gilt Futures	Jun-23	113	13,586,748	(117,699)
Mini FTSE/MIB Pound Futures	Mar-23	2	58,195	6,817
Mini TOPIX Index Futures	Mar-23	4	58,610	397
MSCI EAFE Index Futures	Mar-23	3	306,990	(8,675)
MSCI Emerging Markets Index Futures	Mar-23	29	1,396,205	(119,275)
MXN Currency Futures	Mar-23	224	6,099,520	411,725
Nasdaq 100 E-Mini	Mar-23	30	7,243,350	(47,918)
Natural Gas Futures	Apr-23	1	27,470	750
Nikkei 225 (Chicago Mercantile Exchange)	Mar-23	3	411,375	(2,925)
Nikkei 225 (Osaka Securities Exchange)	Mar-23	22	4,438,618	(9,254)
Nikkei 225 (Singapore Exchange)	Mar-23	96	9,675,443	1,506
Nikkei 225 Mini	Mar-23	83	1,674,569	(2,134)
Nikkei/Yen Futures	Mar-23	4	402,850	3,103
NZD Currency Futures	Mar-23	61	3,775,290	(44,620)
OMX Helsinki All-Share Index Futures	Mar-23	3	61,054	(329)
OMX Stockholm 30 Index Futures	Mar-23	548	11,663,584	(70,964)
Orange Juice Futures	May-23	1	38,040	2,865
Palm Oil Futures	Apr-23	1	23,003	(212)
Palm Oil Futures	May-23	1	23,075	(540)
Platinum Futures	Apr-23	1	47,775	(405)
Rough Rice Futures	May-23	1	34,700	(910)
Russell 2000 E-Mini	Mar-23	13	1,234,415	(44,855)
S&P 500 E-Mini Futures	Mar-23	1,140	226,603,499	(4,744,553)
S&P Mid 400 E-Mini	Mar-23	5	1,301,600	(7,390)
S&P/TSX 60 IX Futures	Mar-23	23	4,101,400	(58,336)
SET50 Index Futures	Mar-23	67	366,193	(14,964)
SGX Iron Ore 62% Futures	Apr-23	25	308,425	190
SGX Nifty 50	Mar-23	49	1,705,102	(55,280)
Silver Futures	May-23	3	316,065	(1,460)

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Soybean Futures	May-23	42	$3,105,900	$(99,138)
Soybean Futures	Jul-23	92	6,759,700	(241,500)
Soybean Futures	Nov-23	4	269,450	(9,650)
Soybean Meal Futures	May-23	48	2,242,080	13,410
Soybean Meal Futures	Jul-23	4	183,320	(5,580)
Soybean Oil Futures	Dec-23	1	34,512	(1,644)
SPI 200 Futures	Mar-23	116	14,046,295	(47,759)
STOXX Dividend Futures	Dec-23	2	29,658	5,109
STOXX Europe 600 Banks Index	Mar-23	2	17,923	3,430
STOXX Europe 600 Index	Mar-23	17	414,459	11,275
STOXX® Europe 600 ESG-X Index Futures	Mar-23	10	181,289	994
Sugar No. 11 (World)	May-23	493	11,081,851	153,258
Sugar No. 11 (World)	Jul-23	45	986,832	13,306
Sugar No. 11 (World)	Oct-23	2	43,613	739
Topix Index Futures	Mar-23	63	9,231,023	57,692
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-23	53	5,917,781	2,484
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-23	285	30,510,585	(42,812)
White Sugar ICE	May-23	11	309,320	9,645
				$(5,844,582)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-23	107	$(11,527,913)	$(91,991)
1-Month SOFR Future	Jul-23	2	(789,230)	1,333
3-Month Euro Euribor	Mar-26	1	(256,597)	1,401
3-Month Euro Euribor	Jun-26	1	(256,677)	(132)
3-Month Euro Euribor	Jun-25	21	(5,378,272)	24,843
3-Month Euro Euribor	Sep-24	22	(5,611,111)	36,504
3-Month Euro Euribor	Sep-23	23	(5,847,308)	11,291
3-Month Euro Euribor	Mar-25	24	(6,139,933)	30,210
3-Month Euro Euribor	Jun-23	25	(6,370,313)	1,335
3-Month Euro Euribor	Mar-24	34	(8,644,746)	56,256
3-Month Euro Euribor	Dec-24	39	(9,963,470)	49,461
3-Month Euro Euribor	Jun-24	186	(47,358,241)	215,597
3-Month Euro Euribor	Dec-23	416	(105,716,007)	389,648
3-Month SOFR Futures	Jun-25	21	(5,064,413)	5,563
3-Month SOFR Futures	Mar-25	23	(5,540,700)	9,838
3-Month SOFR Futures	Dec-24	24	(5,770,800)	15,088
3-Month SOFR Futures	Sep-25	29	(6,999,150)	4,713
3-Month SOFR Futures	Mar-24	31	(7,367,925)	60,000
3-Month SOFR Futures	Jun-23	33	(7,806,563)	18,875
3-Month SOFR Futures	Sep-24	69	(16,540,162)	86,300
3-Month SOFR Futures	Jun-24	144	(34,374,599)	207,131
3-Month SOFR Futures	Dec-23	215	(50,928,124)	270,513
3-Month SOFR Futures	Sep-23	355	(83,953,062)	482,612
3-Month SONIA Index Futures	Jun-25	8	(2,311,153)	4,466

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month SONIA Index Futures	Mar-25	10	$(2,886,084)	$5,999
3-Month SONIA Index Futures	Sep-24	11	(3,166,258)	11,202
3-Month SONIA Index Futures	Dec-24	11	(3,170,889)	8,089
3-Month SONIA Index Futures	Jun-23	13	(3,727,672)	1,218
3-Month SONIA Index Futures	Jun-24	13	(3,735,491)	16,419
3-Month SONIA Index Futures	Dec-23	19	(5,441,566)	15,021
3-Month SONIA Index Futures	Mar-24	20	(5,735,782)	17,832
3-Month SONIA Index Futures	Sep-23	25	(7,158,827)	12,224
90-DAY Bank Bill	Sep-24	5	(3,331,244)	618
90-DAY Bank Bill	Mar-23	5	(3,334,338)	33
90-DAY Bank Bill	Jun-24	7	(4,662,035)	1,675
90-DAY Bank Bill	Mar-24	10	(6,657,613)	3,479
90-DAY Bank Bill	Dec-23	15	(9,984,470)	5,054
90-DAY Bank Bill	Jun-23	15	(9,989,587)	1,008
90-DAY Bank Bill	Sep-23	17	(11,316,009)	5,200
90-DAY Eurodollar Futures	Sep-23	1	(235,838)	438
90-DAY Eurodollar Futures	Mar-26	1	(240,950)	1,338
90-DAY Eurodollar Futures	Sep-26	1	(241,063)	1,625
90-DAY Eurodollar Futures	Dec-26	1	(241,100)	(213)
90-DAY Eurodollar Futures	Mar-24	2	(474,050)	1,000
90-DAY Eurodollar Futures	Dec-24	4	(959,200)	3,400
90-DAY Eurodollar Futures	Jun-23	9	(2,125,575)	6,194
90-DAY Eurodollar Futures	Dec-23	12	(2,834,700)	28,350
AUD/USD Currency Futures	Mar-23	179	(12,060,125)	205,720
Australian 10-Year Bond Futures	Mar-23	111	(8,788,295)	101,725
Australian 3-Year Bond Futures	Mar-23	388	(27,867,800)	62,428
Bank Acceptance Futures	Sep-24	7	(1,230,194)	5,313
Bank Acceptance Futures	Jun-24	10	(1,751,374)	9,729
Bank Acceptance Futures	Mar-24	19	(3,315,079)	19,000
Bank Acceptance Futures	Dec-23	22	(3,828,838)	17,378
Bank Acceptance Futures	Sep-23	31	(5,390,353)	13,586
Bank Acceptance Futures	Jun-23	34	(5,912,312)	5,066
Brent Crude Futures	Dec-23	4	(319,800)	2,360
Brent Crude Futures	Jul-23	4	(329,320)	1,340
Brent Crude Futures	Jun-23	5	(414,150)	1,040
Brent Crude Futures	May-23	8	(667,600)	(10,550)
Brent Crude Oil Last Day	May-23	1	(83,450)	(1,130)
CAD Currency Futures	Mar-23	210	(15,410,849)	62,234
Canadian 10-Year Bond Futures	Jun-23	165	(14,689,776)	(48,106)
Canola Futures (Winnipeg Commodity Exchange)	Jul-23	2	(23,859)	300
Canola Futures (Winnipeg Commodity Exchange)	May-23	4	(47,971)	607
CHF Currency Futures	Mar-23	61	(8,118,719)	61,013
Coffee ‘C’ Futures	Sep-23	3	(205,650)	(8,081)
Coffee ‘C’ Futures	Jul-23	5	(346,688)	(47,494)
Coffee ‘C’ Futures	May-23	11	(768,488)	(81,038)
Copper Futures	Jul-23	1	(102,275)	(838)
Corn Futures	Sep-23	1	(29,125)	1,525
Corn Futures	Jul-23	2	(62,225)	713
Corn Futures	May-23	2	(63,025)	1,275

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cotton No.2 Futures	Jul-23	1	$(42,230)	$1,220
Cotton No.2 Futures	May-23	55	(2,310,825)	(12,270)
DJIA Mini E-CBOT	Mar-23	3	(490,230)	4,195
Dollar Index	Mar-23	87	(9,119,775)	(145,456)
Dutch TTF Gas Futures	Apr-23	10	(355,374)	40,857
E-Mini Crude Oil	Apr-23	4	(154,100)	838
E-Mini Financial Select Futures	Mar-23	1	(110,050)	1
E-Mini Industrial Select Futures	Mar-23	1	(101,760)	(10)
E-Mini Natural Gas	Apr-23	6	(41,205)	(4,793)
E-Mini Utilities Select Futures	Mar-23	1	(65,580)	4,190
EUR Foreign Exchange Currency Futures	Mar-23	80	(10,592,000)	53,769
Euro BUXL 30-Year Bond Futures	Mar-23	22	(3,124,607)	223,618
Euro E-Mini Futures	Mar-23	1	(66,200)	531
Euro-Bobl Futures	Mar-23	248	(30,212,745)	465,111
Euro-BTP Futures	Mar-23	41	(4,886,869)	80,967
Euro-Bund Futures	Mar-23	112	(15,744,798)	448,928
Euro-Oat Futures	Mar-23	48	(6,483,262)	231,255
Euro-Schatz Futures	Mar-23	586	(65,067,723)	400,655
FTSE 100 Index Futures	Mar-23	1	(94,562)	577
FTSE China A50 Index	Mar-23	5	(66,700)	87
FTSE KLCI Futures	Mar-23	4	(64,089)	39
Gasoline RBOB Futures	Jun-23	1	(109,087)	(1,852)
Gasoline RBOB Futures	May-23	1	(110,544)	(1,840)
Gasoline RBOB Futures	Apr-23	12	(1,331,568)	(30,971)
GBP Currency Futures	Mar-23	2	(150,713)	306
Gold 100 Oz Futures	Apr-23	14	(2,571,380)	(8,020)
Hang Seng China Enterprises Index Futures	Mar-23	7	(294,156)	8,765
Hang Seng Index Futures	Mar-23	2	(251,510)	6,867
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-23	4	(4,308,325)	(7,712)
JPY Currency Futures	Mar-23	152	(13,983,050)	6,975
Kansas City Hard Red Winter Wheat Futures	May-23	7	(284,463)	10,663
Lean Hogs Futures	Jun-23	2	(81,380)	950
Lean Hogs Futures	Apr-23	76	(2,589,320)	88,520
LME Aluminum Forward	Apr-23	1	(58,685)	7,219
LME Aluminum Forward	Apr-23	1	(58,695)	7,213
LME Aluminum Forward	Apr-23	1	(58,907)	(216)
LME Aluminum Forward	May-23	1	(59,091)	3,659
LME Aluminum Forward	Mar-23	2	(116,973)	1,703
LME Aluminum Forward	Apr-23	2	(117,338)	925
LME Aluminum Forward	Apr-23	2	(117,704)	11,372
LME Aluminum Forward	Apr-23	2	(117,884)	(431)
LME Aluminum Forward	May-23	2	(118,302)	2,799
LME Aluminum Forward	May-23	2	(118,332)	556
LME Aluminum Forward	May-23	2	(118,382)	3,106
LME Aluminum Forward	Mar-23	3	(174,572)	8,393
LME Aluminum Forward	Apr-23	3	(176,279)	2,808
LME Aluminum Forward	May-23	4	(236,513)	6,200
LME Aluminum Forward	Apr-23	5	(294,119)	19,720
LME Aluminum Forward	Jun-23	152	(9,059,200)	278,697

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Aluminum Forward	Mar-23	399	$(23,312,871)	$826,853
LME Copper Forward	Apr-23	1	(224,013)	(13,187)
LME Copper Forward	Apr-23	1	(224,027)	8,623
LME Copper Forward	Apr-23	1	(224,050)	9,225
LME Copper Forward	May-23	1	(224,056)	(669)
LME Copper Forward	Apr-23	2	(447,922)	(19,910)
LME Copper Forward	Apr-23	2	(448,077)	(12,402)
LME Copper Forward	Apr-23	2	(448,100)	(12,525)
LME Copper Forward	Jun-23	61	(13,668,575)	(61,668)
LME Copper Forward	Mar-23	198	(44,347,049)	(1,832,749)
LME Lead Forward	Mar-23	1	(52,424)	3,789
LME Lead Forward	Apr-23	1	(52,494)	910
LME Lead Forward	Apr-23	1	(52,525)	931
LME Lead Forward	Apr-23	1	(52,556)	(1,119)
LME Lead Forward	Mar-23	1	(52,563)	4,575
LME Lead Forward	Apr-23	1	(52,575)	(850)
LME Lead Forward	May-23	1	(52,581)	1,144
LME Lead Forward	Apr-23	1	(52,581)	831
LME Lead Forward	May-23	1	(52,606)	(1,381)
LME Lead Forward	Apr-23	2	(104,978)	4,654
LME Lead Forward	Apr-23	2	(105,050)	700
LME Lead Forward	Apr-23	2	(105,125)	3,125
LME Lead Forward	Jun-23	8	(421,426)	(5,559)
LME Lead Forward	Mar-23	69	(3,619,050)	20,802
LME Nickel Forward	Mar-23	1	(147,601)	30,707
LME Nickel Forward	Mar-23	1	(147,693)	26,007
LME Nickel Forward	Mar-23	1	(147,707)	18,630
LME Nickel Forward	Mar-23	1	(147,720)	24,300
LME Nickel Forward	Mar-23	1	(147,736)	26,414
LME Nickel Forward	Mar-23	1	(147,799)	18,377
LME Nickel Forward	Mar-23	1	(147,956)	16,864
LME Nickel Forward	Apr-23	1	(148,301)	22,429
LME Nickel Forward	Jun-23	1	(149,160)	1,412
LME Nickel Forward	Mar-23	4	(590,880)	60,867
LME Zinc Forward	May-23	1	(75,106)	806
LME Zinc Forward	May-23	1	(75,119)	4,231
LME Zinc Forward	May-23	1	(75,119)	2,331
LME Zinc Forward	Mar-23	1	(75,238)	369
LME Zinc Forward	Apr-23	1	(75,244)	(469)
LME Zinc Forward	Apr-23	1	(75,254)	10,168
LME Zinc Forward	Mar-23	1	(75,266)	(828)
LME Zinc Forward	Mar-23	1	(75,306)	106
LME Zinc Forward	Mar-23	1	(75,338)	388
LME Zinc Forward	Mar-23	1	(75,438)	300
LME Zinc Forward	Mar-23	1	(75,669)	5,356
LME Zinc Forward	May-23	2	(150,029)	(1,892)
LME Zinc Forward	May-23	3	(225,356)	5,981
LME Zinc Forward	Jun-23	21	(1,574,213)	17,735
LME Zinc Forward	Mar-23	64	(4,821,600)	86,478
Long Gilt Futures	Jun-23	52	(6,252,309)	40,452

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Low Sulphur Gasoil G Futures	Jun-23	1	$(79,775)	$(850)
Low Sulphur Gasoil G Futures	Jul-23	2	(158,150)	(800)
Low Sulphur Gasoil G Futures	May-23	3	(242,850)	(3,325)
Low Sulphur Gasoil G Futures	Apr-23	10	(825,000)	(13,925)
Micro EUR/USD Futures	Mar-23	1	(13,240)	138
Mill Wheat Euro	Sep-23	1	(14,358)	185
Mill Wheat Euro	May-23	29	(422,907)	12,018
Mini H-Shares Index Futures	Mar-23	3	(25,213)	274
MSCI EAFE Index Futures	Mar-23	2	(204,660)	1,225
MSCI Emerging Markets Index Futures	Mar-23	14	(674,030)	12,220
MSCI Singapore Exchange ETS	Mar-23	7	(152,438)	2,859
Nasdaq 100 E-Mini	Mar-23	5	(1,207,225)	(40,120)
Natural Gas Futures	Jun-23	3	(91,080)	(9,510)
Natural Gas Futures	May-23	61	(1,746,430)	(68,840)
Natural Gas Futures	Apr-23	128	(3,516,160)	(203,828)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-23	1	(113,089)	1,848
NY Harbor Ultra-Low Sulfur Diesel Futures	Jun-23	2	(227,858)	11,420
NY Harbor Ultra-Low Sulfur Diesel Futures	May-23	2	(231,353)	2,428
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-23	31	(3,652,891)	(94,848)
NZD Currency Futures	Mar-23	1	(61,890)	(90)
OAT Futures	May-23	1	(16,750)	463
Palladium Futures	Jun-23	3	(426,270)	20,070
Platinum Futures	Apr-23	5	(238,875)	(3,020)
Rapeseed Euro	May-23	7	(195,555)	5,460
Red Wheat Futures (Minneapolis Grain Exchange)	May-23	1	(43,338)	938
S&P 500 E-Mini Futures	Mar-23	4	(795,100)	7,208
SGX Nifty 50	Mar-23	1	(34,798)	69
Short BTP Future	Mar-23	87	(9,682,310)	60,617
Silver Futures	May-23	66	(6,953,430)	50,000
Soybean Oil Futures	Jul-23	1	(35,850)	1,632
Soybean Oil Futures	May-23	3	(108,072)	5,076
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-23	423	(47,230,593)	6,203
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-23	329	(67,026,038)	159,760
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-23	578	(61,877,609)	50,867
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-23	112	(14,024,500)	45,296
U.S. Treasury Ultra 10-Year Notes	Jun-23	25	(2,929,688)	742
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-23	25	(3,376,563)	(1,406)
UK Natural Gas Futures	Apr-23	5	(208,466)	33,144
Wheat (Chicago Board of Trade)	Sep-23	1	(36,225)	2,150
Wheat (Chicago Board of Trade)	Dec-23	4	(148,200)	12,613
Wheat (Chicago Board of Trade)	Jul-23	95	(3,390,313)	203,063
Wheat (Chicago Board of Trade)	May-23	130	(4,585,750)	289,176
WTI Crude Futures	Dec-23	2	(149,180)	(1,040)
WTI Crude Futures	Jul-23	2	(153,800)	130
WTI Crude Futures IPE	Apr-23	2	(154,100)	800
WTI Crude Futures	May-23	6	(463,140)	(2,470)
WTI Crude Futures	Jun-23	11	(848,540)	(7,150)
WTI Crude Futures	Apr-23	78	(6,009,900)	163,964
				$4,688,352
Total Futures Contracts				$(1,156,230)

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2023 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	19,389,153	USD	13,031,450	Mar 01 2023	SOCIETE GENERALE	$16,025
AUD	19,389,153	USD	13,074,106	Mar 02 2023	SOCIETE GENERALE	(26,161)
AUD	500,000	USD	356,164	Mar 15 2023	SOCIETE GENERALE	(19,521)
AUD	6,800,000	CAD	6,325,591	Mar 31 2023	SOCIETE GENERALE	(55,955)
AUD	386,228	EUR	250,000	Mar 31 2023	SOCIETE GENERALE	(4,739)
AUD	5,246,721	GBP	3,000,000	Mar 31 2023	SOCIETE GENERALE	(75,935)
AUD	2,400,000	JPY	220,238,494	Mar 31 2023	SOCIETE GENERALE	(8,137)
AUD	7,200,000	NZD	7,929,418	Mar 31 2023	SOCIETE GENERALE	(52,282)
BRL	16,253,525	USD	3,200,000	Mar 15 2023	SOCIETE GENERALE	(105,251)
CAD	1,876,580	USD	1,400,000	Mar 15 2023	SOCIETE GENERALE	(24,543)
CAD	2,800,000	JPY	277,671,686	Mar 31 2023	SOCIETE GENERALE	3,817
CHF	22,179,735	USD	23,561,624	Mar 01 2023	SOCIETE GENERALE	(9,963)
CHF	22,179,735	USD	23,648,471	Mar 02 2023	SOCIETE GENERALE	(94,263)
CHF	2,866,658	EUR	2,900,000	Mar 15 2023	SOCIETE GENERALE	(21,348)
CHF	365,741	USD	400,000	Mar 15 2023	SOCIETE GENERALE	(11,011)
CHF	3,946,121	EUR	4,000,000	Mar 31 2023	SOCIETE GENERALE	(34,191)
CHF	1,119,892	GBP	1,000,000	Mar 31 2023	SOCIETE GENERALE	(10,228)
CHF	1,000,000	JPY	143,688,100	Mar 31 2023	SOCIETE GENERALE	5,376
CHF	2,375,000	USD	2,595,997	Mar 31 2023	SOCIETE GENERALE	(65,222)
CLP	79,292,856	USD	100,000	Mar 09 2023	SOCIETE GENERALE	(4,296)
CLP	159,953,936	USD	200,000	Mar 14 2023	SOCIETE GENERALE	(7,086)
CLP	1,746,910,666	USD	2,200,000	Mar 15 2023	SOCIETE GENERALE	(93,440)
CLP	160,006,000	USD	200,000	Mar 24 2023	SOCIETE GENERALE	(7,314)
CNH	671,532	USD	100,000	Mar 15 2023	SOCIETE GENERALE	(3,277)
COP	229,903,580	USD	50,000	Mar 15 2023	SOCIETE GENERALE	(2,839)
CZK	80,110,200	EUR	3,350,000	Mar 15 2023	SOCIETE GENERALE	56,109
EUR	16,894,850	USD	17,832,514	Mar 01 2023	SOCIETE GENERALE	38,218
EUR	2,750,000	AUD	4,324,315	Mar 02 2023	SOCIETE GENERALE	(1,027)
EUR	16,660,695	USD	17,644,764	Mar 02 2023	SOCIETE GENERALE	(20,633)
EUR	3,900,000	CHF	3,907,633	Mar 15 2023	SOCIETE GENERALE	(27,099)
EUR	550,000	CZK	13,094,056	Mar 15 2023	SOCIETE GENERALE	(6,587)
EUR	9,550,000	GBP	8,487,457	Mar 15 2023	SOCIETE GENERALE	(101,391)
EUR	7,300,000	JPY	1,034,421,161	Mar 15 2023	SOCIETE GENERALE	114,634
EUR	10,600,000	NOK	115,773,616	Mar 15 2023	SOCIETE GENERALE	64,754
EUR	1,750,000	PLN	8,358,886	Mar 15 2023	SOCIETE GENERALE	(24,273)
EUR	15,800,000	SEK	179,404,027	Mar 15 2023	SOCIETE GENERALE	(424,685)
EUR	300,000	USD	328,554	Mar 15 2023	SOCIETE GENERALE	(10,945)
EUR	200,000	HUF	76,979,431	Mar 16 2023	SOCIETE GENERALE	(2,199)
EUR	3,500,000	CAD	5,030,313	Mar 31 2023	SOCIETE GENERALE	21,594
EUR	3,100,000	GBP	2,739,294	Mar 31 2023	SOCIETE GENERALE	(11,607)
EUR	300,000	HUF	116,682,417	Mar 31 2023	SOCIETE GENERALE	(4,601)
EUR	1,200,000	JPY	170,046,000	Mar 31 2023	SOCIETE GENERALE	17,043
EUR	3,375,000	NOK	36,658,821	Mar 31 2023	SOCIETE GENERALE	40,668
EUR	600,000	PLN	2,887,180	Mar 31 2023	SOCIETE GENERALE	(11,645)
EUR	3,625,000	SEK	40,222,102	Mar 31 2023	SOCIETE GENERALE	(7,307)
GBP	9,332,464	USD	11,236,287	Mar 01 2023	SOCIETE GENERALE	(10,565)
GBP	5,688,159	EUR	6,450,000	Mar 15 2023	SOCIETE GENERALE	15,289
GBP	300,000	USD	364,734	Mar 15 2023	SOCIETE GENERALE	(3,779)
GBP	375,000	CHF	420,701	Mar 31 2023	SOCIETE GENERALE	3,045

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	88,185	EUR	100,000	Mar 31 2023	SOCIETE GENERALE	$159
GBP	1,125,000	JPY	180,941,600	Mar 31 2023	SOCIETE GENERALE	18,927
HUF	1,220,765,594	EUR	3,100,000	Mar 16 2023	SOCIETE GENERALE	110,747
HUF	77,176,298	EUR	200,000	Mar 31 2023	SOCIETE GENERALE	1,376
HUF	288,486,560	USD	800,000	Mar 31 2023	SOCIETE GENERALE	(2,559)
IDR	745,000,000	USD	50,000	Mar 15 2023	SOCIETE GENERALE	(1,174)
ILS	5,448,512	USD	1,500,000	Mar 15 2023	SOCIETE GENERALE	(7,965)
INR	16,531,710	USD	200,000	Mar 01 2023	SOCIETE GENERALE	(32)
INR	33,141,661	USD	400,000	Mar 02 2023	SOCIETE GENERALE	862
INR	16,382,363	USD	200,000	Mar 03 2023	SOCIETE GENERALE	(1,859)
INR	248,030,616	USD	3,000,000	Mar 06 2023	SOCIETE GENERALE	(593)
INR	331,572,000	USD	4,000,000	Mar 08 2023	SOCIETE GENERALE	9,193
INR	33,170,941	USD	400,000	Mar 09 2023	SOCIETE GENERALE	1,059
INR	8,282,712	USD	100,000	Mar 15 2023	SOCIETE GENERALE	104
JPY	33,733,410	EUR	234,155	Mar 01 2023	SOCIETE GENERALE	110
JPY	269,112,240	USD	1,975,861	Mar 01 2023	SOCIETE GENERALE	917
JPY	20,530,263	GBP	125,000	Mar 02 2023	SOCIETE GENERALE	465
JPY	302,845,650	USD	2,222,557	Mar 02 2023	SOCIETE GENERALE	2,308
JPY	120,269,122	EUR	850,000	Mar 15 2023	SOCIETE GENERALE	(14,652)
JPY	13,027,635	USD	100,000	Mar 15 2023	SOCIETE GENERALE	(4,110)
JPY	36,322,830	CHF	250,000	Mar 31 2023	SOCIETE GENERALE	1,613
JPY	66,834,552	NZD	800,000	Mar 31 2023	SOCIETE GENERALE	(1,522)
KRW	737,379,804	USD	600,000	Mar 02 2023	SOCIETE GENERALE	(42,712)
KRW	735,297,456	USD	600,000	Mar 07 2023	SOCIETE GENERALE	(44,190)
KRW	1,656,240,177	USD	1,300,000	Mar 08 2023	SOCIETE GENERALE	(47,999)
KRW	2,893,882,051	USD	2,300,000	Mar 09 2023	SOCIETE GENERALE	(112,337)
KRW	128,299,360	USD	100,000	Mar 15 2023	SOCIETE GENERALE	(2,986)
KRW	4,273,717,925	USD	3,300,000	Mar 17 2023	SOCIETE GENERALE	(68,146)
KRW	4,080,519,788	USD	3,100,000	Mar 21 2023	SOCIETE GENERALE	(13,726)
MXN	157,236,768	USD	8,350,000	Mar 15 2023	SOCIETE GENERALE	218,410
MXN	67,000,000	USD	3,583,375	Mar 31 2023	SOCIETE GENERALE	55,847
NOK	31,736,344	EUR	2,900,000	Mar 15 2023	SOCIETE GENERALE	(11,699)
NOK	2,000,000	SEK	2,042,522	Mar 31 2023	SOCIETE GENERALE	(2,538)
NZD	700,000	USD	451,367	Mar 15 2023	SOCIETE GENERALE	(18,558)
NZD	3,400,000	JPY	283,136,496	Mar 31 2023	SOCIETE GENERALE	13,184
NZD	300,000	USD	190,005	Mar 31 2023	SOCIETE GENERALE	(4,505)
PEN	192,319	USD	50,000	Mar 15 2023	SOCIETE GENERALE	625
PLN	38,616,689	EUR	8,150,000	Mar 15 2023	SOCIETE GENERALE	43,021
SEK	104,467,736	EUR	9,400,000	Mar 15 2023	SOCIETE GENERALE	35,990
SEK	41,805,186	NOK	41,500,000	Mar 31 2023	SOCIETE GENERALE	(2,566)
SGD	3,347,084	USD	2,550,000	Mar 15 2023	SOCIETE GENERALE	(66,861)
SGD	10,475,495	USD	7,900,000	Mar 31 2023	SOCIETE GENERALE	(125,082)
TRY	1,927,010	USD	100,000	Mar 31 2023	SOCIETE GENERALE	358
TWD	36,461,496	USD	1,200,000	Mar 01 2023	SOCIETE GENERALE	(3,224)
TWD	10,335,066	USD	350,000	Mar 15 2023	SOCIETE GENERALE	(10,235)
USD	13,073,602	AUD	19,389,153	Mar 01 2023	SOCIETE GENERALE	26,127
USD	1,232,456	AUD	1,800,000	Mar 15 2023	SOCIETE GENERALE	20,539
USD	1,744,490	AUD	2,500,000	Mar 31 2023	SOCIETE GENERALE	60,208
USD	1,950,000	BRL	10,203,675	Mar 15 2023	SOCIETE GENERALE	7,172
USD	134	CAD	182	Mar 01 2023	SOCIETE GENERALE	1

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	6,100,000	CAD	8,167,803	Mar 15 2023	SOCIETE GENERALE	$113,335
USD	3,283,499	CAD	4,400,000	Mar 31 2023	SOCIETE GENERALE	57,922
USD	23,645,773	CHF	22,179,735	Mar 01 2023	SOCIETE GENERALE	94,112
USD	1,500,000	CHF	1,394,348	Mar 15 2023	SOCIETE GENERALE	17,021
USD	100,000	CLP	79,509,934	Mar 09 2023	SOCIETE GENERALE	4,034
USD	200,000	CLP	159,780,288	Mar 14 2023	SOCIETE GENERALE	7,295
USD	900,000	CLP	747,947,297	Mar 15 2023	SOCIETE GENERALE	(1,933)
USD	100,000	CLP	83,923,144	Apr 03 2023	SOCIETE GENERALE	(923)
USD	4,800,000	CNH	32,870,362	Mar 15 2023	SOCIETE GENERALE	65,578
USD	2,800,000	CNH	19,047,647	Mar 31 2023	SOCIETE GENERALE	53,572
USD	900,000	COP	4,347,719,590	Mar 15 2023	SOCIETE GENERALE	8,135
USD	17,643,676	EUR	16,660,695	Mar 01 2023	SOCIETE GENERALE	20,624
USD	639,280	EUR	600,000	Mar 15 2023	SOCIETE GENERALE	4,061
USD	3,235,490	EUR	3,000,000	Mar 31 2023	SOCIETE GENERALE	56,137
USD	11,166,293	GBP	9,332,464	Mar 01 2023	SOCIETE GENERALE	(59,429)
USD	11,236,431	GBP	9,332,464	Mar 02 2023	SOCIETE GENERALE	10,526
USD	2,302,281	GBP	1,900,000	Mar 15 2023	SOCIETE GENERALE	16,235
USD	1,678,274	GBP	1,375,000	Mar 31 2023	SOCIETE GENERALE	23,361
USD	300,000	IDR	4,523,956,621	Mar 15 2023	SOCIETE GENERALE	3,508
USD	5,300,000	ILS	18,644,416	Mar 15 2023	SOCIETE GENERALE	194,362
USD	1,600,000	ILS	5,633,490	Mar 31 2023	SOCIETE GENERALE	56,434
USD	202,348	INR	16,531,710	Mar 01 2023	SOCIETE GENERALE	2,380
USD	404,887	INR	33,141,661	Mar 02 2023	SOCIETE GENERALE	4,026
USD	200,000	INR	16,387,860	Mar 03 2023	SOCIETE GENERALE	1,793
USD	3,000,000	INR	246,207,000	Mar 06 2023	SOCIETE GENERALE	22,646
USD	4,000,000	INR	329,650,226	Mar 08 2023	SOCIETE GENERALE	14,044
USD	400,000	INR	33,156,240	Mar 09 2023	SOCIETE GENERALE	(881)
USD	2,500,000	INR	206,197,285	Mar 15 2023	SOCIETE GENERALE	7,918
USD	7,000,000	INR	580,094,500	Mar 21 2023	SOCIETE GENERALE	(8,208)
USD	400,000	INR	33,253,600	Apr 03 2023	SOCIETE GENERALE	(1,354)
USD	2,222,258	JPY	302,845,650	Mar 01 2023	SOCIETE GENERALE	(2,310)
USD	5,900,000	JPY	785,325,450	Mar 15 2023	SOCIETE GENERALE	119,606
USD	1,236,037	JPY	162,500,000	Mar 31 2023	SOCIETE GENERALE	37,017
USD	601,477	KRW	737,379,804	Mar 02 2023	SOCIETE GENERALE	44,189
USD	600,000	KRW	764,344,461	Mar 07 2023	SOCIETE GENERALE	22,234
USD	1,300,000	KRW	1,620,030,575	Mar 08 2023	SOCIETE GENERALE	75,371
USD	2,300,000	KRW	2,949,513,739	Mar 09 2023	SOCIETE GENERALE	70,281
USD	1,900,000	KRW	2,429,513,073	Mar 15 2023	SOCIETE GENERALE	62,918
USD	3,300,000	KRW	4,213,024,830	Mar 17 2023	SOCIETE GENERALE	114,043
USD	3,100,000	KRW	4,004,631,865	Mar 21 2023	SOCIETE GENERALE	71,123
USD	3,100,000	KRW	4,078,468,500	Apr 03 2023	SOCIETE GENERALE	13,517
USD	250,000	MXN	4,712,501	Mar 15 2023	SOCIETE GENERALE	(6,802)
USD	324,253	MXN	6,000,000	Mar 31 2023	SOCIETE GENERALE	(1,647)
USD	2,500,000	NOK	25,580,864	Mar 31 2023	SOCIETE GENERALE	32,474
USD	1,189,004	NZD	1,900,000	Mar 15 2023	SOCIETE GENERALE	14,237
USD	50,000	PHP	2,749,813	Mar 15 2023	SOCIETE GENERALE	397
USD	1,800,000	PLN	8,039,554	Mar 31 2023	SOCIETE GENERALE	(3,052)
USD	2,200,000	SEK	22,654,526	Mar 31 2023	SOCIETE GENERALE	32,091
USD	1,950,000	SGD	2,602,792	Mar 15 2023	SOCIETE GENERALE	19,037
USD	600,000	THB	20,717,494	Mar 15 2023	SOCIETE GENERALE	12,894
USD	2,700,000	TRY	52,365,101	Mar 31 2023	SOCIETE GENERALE	(27,150)

The accompanying notes are an integral part of the consolidated financial statements.
22

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	1,213,973	TWD	36,461,496	Mar 01 2023	SOCIETE GENERALE	$17,197
USD	2,200,000	TWD	66,289,400	Mar 15 2023	SOCIETE GENERALE	20,737
USD	1,200,000	TWD	36,366,960	Mar 23 2023	SOCIETE GENERALE	3,267
USD	3,400,000	ZAR	60,420,485	Mar 15 2023	SOCIETE GENERALE	114,466
USD	1,400,000	ZAR	25,090,807	Mar 31 2023	SOCIETE GENERALE	37,609
ZAR	12,713,844	USD	700,000	Mar 15 2023	SOCIETE GENERALE	(8,649)
Total Forward Foreign Currency Contracts						$680,145

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate
KRW	Korean Won	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
23

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

February 28, 2023 (Unaudited)

ASSETS
Investments, at value (cost $379,960,415)	$379,812,762
Deposits with broker for forward foreign currency contracts	8,753,888
Deposits with broker for futures contracts	60,259,585
Receivables for:
Capital shares sold	1,173,333
Interest receivable	71,424
Unrealized appreciation on forward foreign currency contracts	2,819,658
Unrealized appreciation on futures contracts	12,509,362
Prepaid expenses and other assets	63,214
Total assets	$465,463,226

LIABILITIES
Due to broker	1,120,988
Payables for:
Advisory fees	569,729
Captial shares redeemed	220,615
Unrealized depreciation on forward foreign currency contracts	2,139,513
Unrealized depreciation on futures contracts	13,665,592
Other accrued expenses and liabilities	101,138
Total liabilities	$17,817,575
Net assets	$447,645,651

NET ASSETS CONSIST OF:
Par value	$39,381
Paid-in capital	481,626,411
Total distributable earnings/(losses)	(34,020,141)
Net assets	$447,645,651

CLASS A SHARES:
Net assets	$1,629,216
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	143,574
Net asset value and redemption price per share	$11.35
Maxium offering price per share (100/94.25 of $11.35)	$12.04

CLASS I SHARES:
Net assets	$441,248,986
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	38,812,114
Net asset value, offering and redemption price per share	$11.37

CLASS C SHARES:
Net assets	$4,767,449
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	425,268
Net asset value, offering and redemption price per share	$11.21

The accompanying notes are an integral part of the consolidated financial statements.
24

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$6,725,132
Total investment income	6,725,132
EXPENSES
Advisory fees (Note 2)	3,575,711
Administration and accounting services fees (Note 2)	87,754
Audit and tax service fees	39,170
Transfer agent fees (Note 2)	34,147
Registration and filing fees	33,011
Director fees	24,672
Custodian fees (Note 2)	17,045
Distribution fees (Class C Shares) (Note 2)	14,020
Distribution fees (Class A Shares) (Note 2)	1,669
Legal fees	12,326
Printing and shareholder reporting fees	10,862
Officer fees	7,175
Other expenses	17,696
Total expenses before waivers and/or reimbursements	3,875,258
Less: waivers and/or reimbursements (Note 2)	(234,559)
Net expenses after waivers and/or reimbursements	3,640,699
Net investment income/(loss)	3,084,433
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(146,312)
Futures contracts	1,418,592
Foreign currency transactions	(86,678)
Forward foreign currency contracts	(989,189)
Net change in unrealized appreciation/(depreciation) on:
Investments	233,084
Futures contracts	(8,803,008)
Foreign currency translations	64
Forward foreign currency contracts	(526,040)
Net realized and unrealized gain/(loss) from investments	(8,899,487)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,815,054)

The accompanying notes are an integral part of the consolidated financial statements.
25

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$3,084,433	$(1,886,699)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	196,413	9,827,414
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(9,095,900)	5,724,023
Net increase/(decrease) in net assets resulting from operations	(5,815,054)	13,664,738
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(16,107,884)	(10,931,120)
Net decrease in net assets from dividends and distributions to shareholders	(16,107,884)	(10,931,120)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	2,389,008	1,346,515
Proceeds from reinvestment of distributions	35,006	—
Shares redeemed	(1,510,532)	(541,920)
Total from Class A Shares	913,482	804,595
Class I Shares
Proceeds from shares sold	199,333,865	278,631,362
Proceeds from reinvestment of distributions	10,506,767	10,666,118
Shares redeemed	(88,858,352)	(44,846,418)
Total from Class I Shares	120,982,280	244,451,062
Class C Shares
Proceeds from shares sold	4,806,196	709,761
Proceeds from reinvestment of distributions	108,350	—
Shares redeemed	(489,005)	(99,936)
Total from Class C Shares	4,425,541	609,825
Net increase/(decrease) in net assets from capital share transactions	126,321,303	245,865,482
Total increase/(decrease) in net assets	104,398,365	248,599,100
NET ASSETS:
Beginning of period	343,247,286	94,648,186
End of period	$447,645,651	$343,247,286

The accompanying notes are an integral part of the consolidated financial statements.
26

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Shares sold	202,289	112,990
Shares reinvested	3,095	—
Shares redeemed	(129,455)	(45,345)
Total Class A Shares	75,929	67,645
Class I Shares
Shares sold	16,971,850	23,584,424
Shares reinvested	927,341	957,461
Shares redeemed	(7,674,145)	(3,858,008)
Total Class I Shares	10,225,046	20,683,877
Class C Shares
Shares sold	406,254	61,350
Shares reinvested	9,674	—
Shares redeemed	(43,348)	(8,662)
Total Class C Shares	372,580	52,688
Net increase/(decrease) in shares outstanding	10,673,555	20,804,210

The accompanying notes are an integral part of the consolidated financial statements.
27

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2023 (Unaudited)		For The Period February 16, 2022 to august 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.94		$11.21
Net investment income/(loss)(2)	0.08		(0.06)
Net realized and unrealized gain/(loss) from investments	(0.22)		0.79
Net increase/(decrease) in net assets resulting from operations	(0.14)		0.73
Dividends and distributions to shareholders from:
Net investment income	(0.42)		—
Net realized capital gains	(0.03)		—
Total dividends and distributions to shareholders	(0.45)		—
Net asset value, end of period	$11.35		$11.94
Total investment return/(loss)(3)	(0.98	)%(4)	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,629		$808
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.04	%(5)	2.04	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.04	%(5)	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.16	%(5)	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	1.31	%(5)	(0.87	)%(5)
Portfolio turnover rate(7)	0	%(4)	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized
(5)	Annualized
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
28

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Period Ended August 31, 2018(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.96		$11.98	$11.07	$10.94	$10.65	$10.00
Net investment income/(loss)(2)	0.09		(0.13)	(0.21)	(0.08)	0.02	(0.01)
Net realized and unrealized gain/(loss) from investments	(0.23)		1.29	2.21	1.38	1.09	0.66
Net increase/(decrease) in net assets resulting from operations	(0.14)		1.16	2.00	1.30	1.11	0.65
Dividends and distributions to shareholders from:
Net investment income	(0.42)		(0.34)	(0.17)	(0.96)	(0.36)	—
Net realized capital gains	(0.03)		(0.84)	(0.92)	(0.21)	(0.46)	—
Total dividends and distributions to shareholders	(0.45)		(1.18)	(1.09)	(1.17)	(0.82)	—
Net asset value, end of period	$11.37		$11.96	$11.98	$11.07	$10.94	$10.65
Total investment return/(loss)(3)	(0.84	)%(4)	10.40%	19.72%	13.97%	12.20%	6.50	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$441,249		$341,815	$94,948	$37,572	$28,242	$21,608
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	1.79	%(5)	1.79%	1.84%	1.79%	1.79%	1.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	1.79	%(5)	1.79%	1.79%	1.79%	1.79%	1.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	1.91	%(5)	1.98%	2.28%	2.45%	2.27%	2.84	%(5)
Ratio of net investment income/(loss) to average net assets	1.54	%(5)	(1.12)%	(1.80)%	(0.76)%	0.25%	(0.25	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0%	0%	0	%(4)

(1)	Inception date of Class I Shares of the Fund was April 11, 2018.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
29

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2023 (Unaudited)		For The Period November 8, 2021 To August 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.85		$12.51
Net investment income/(loss)(2)	0.04		(0.18)
Net realized and unrealized gain/(loss) from investments	(0.23)		0.70
Net increase/(decrease) in net assets resulting from operations	(0.19)		0.52
Dividends and distributions to shareholders from:
Net investment income	(0.42)		(0.34)
Net realized capital gains	(0.03)		(0.84)
Total dividends and distributions to shareholders	(0.45)		(1.18)
Net asset value, end of period	$11.21		$11.85
Total investment return/(loss)(3)	(1.33	)%(4)	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,767		$624
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79	%(5)	2.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79	%(5)	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.91	%(5)	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	0.67	%(5)	(1.88	)%(5)
Portfolio turnover rate(7)	0	%(4)	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 28, 2023 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

Consolidation of Subsidiaries — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $101,078,546 which represented 22.58% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $62,847,158, which represented 14.04% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$379,812,762	$379,812,762	$—	$—
Commodity Contracts
Futures Contracts	4,898,028	4,898,028	—	—
Equity Contracts
Futures Contracts	2,214,852	2,214,852	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	2,819,658	—	2,819,658	—
Futures Contracts	814,427	814,427	—	—
Interest Rate Contracts
Futures Contracts	4,582,055	4,582,055	—	—
Total Assets	$395,141,782	$392,322,124	$2,819,658	$—

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(6,159,857)	$(6,159,857)	$—	$—
Equity Contracts
Futures Contracts	(5,981,526)	(5,981,526)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(2,139,513)	—	(2,139,513)	—
Futures Contracts	(565,898)	(565,898)	—	—
Interest Rate Contracts
Futures Contracts	(958,311)	(958,311)	—	—
Total Liabilities	$(15,805,105)	$(13,665,592)	$(2,139,513)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

33

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$2,819,658	$—	$2,819,658
Futures Contracts (a)	Unrealized appreciation on futures contracts	2,214,852	4,582,055	814,427	4,898,028	12,509,362
Total Value- Assets		$2,214,852	$4,582,055	$3,634,085	$4,898,028	$15,329,020
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(2,139,513)	$—	$(2,139,513)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(5,981,526)	(958,311)	(565,898)	(6,159,857)	(13,665,592)
Total Value- Liabilities		$(5,981,526)	$(958,311)	$(2,705,411)	$(6,159,857)	$(15,805,105)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$4,851,905	$6,280,577	$2,202,706	$(11,916,596)	$1,418,592
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(989,189)	—	(989,189)
Total Realized Gain/(Loss)		$4,851,905	$6,280,577	$1,213,517	$(11,916,596)	$429,403

34

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(6,996,004)	$1,044,092	$(1,545,979)	$(1,305,117)	$(8,803,008)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(526,040)	—	(526,040)
Total Change in Unrealized Appreciation/(Depreciation)		$(6,996,004)	$1,044,092	$(2,072,019)	$(1,305,117)	$(9,329,048)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$468,093,493	$(726,176,691)	$(372,037,337)	$372,018,174

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

35

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$2,819,658	$(2,139,513)	$—	$680,145	$2,139,513	$(2,139,513)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

36

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts

37

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Coronavirus (COVID-19) Pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts

38

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2023.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

39

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$3,575,711	$(234,559)	$3,341,152

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2023	August 31, 2024	August 31, 2025	August 31, 2026	Total
$112,914	$254,268	$312,567	$234,559	$914,308

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

40

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant-Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$335,548,310	$11,447,106	$(25,688,872)	$(14,241,766)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2022, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$(15,918,422)	$15,918,422

41

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2023 (Unaudited)

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$14,228,148	$—	$(24,300,369)	$—	$2,024,982	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2022 was as follows:

Ordinary Income	Long-Term Gains	Total
$7,325,763	$3,605,357	$10,931,120

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022. The Fund deferred qualified late-year losses of $2,024,982 which will be treated as arising on the first business day of the following fiscal year.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

42

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

43

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Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AMA-SAR23

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2023
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

semi-ANNUAL report
Performance Data

FEBRUARY 28, 2023 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Five Years	Since Inception
Adara Smaller Companies Fund	4.45%	-4.99%	15.68%	10.55%	10.76%*
Russell 2000® Index	3.63%	-6.02%	10.08%	6.01%	8.03%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2022, are 0.84% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each Sub-Adviser’s ability to select investments for the Fund. The Fund may invest in riskier types of investments including small and micro-cap stocks, Initial Public Offerings (IPOs), special situations and illiquid securities all of which may be more volatile and less liquid.

1

ADARA SMALLER COMPANIES FUND

Fund Expense Example

FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Class I Shares
Actual	$ 1,000.00	$ 1,044.50	$ 4.11	0.81%	4.45%
Hypothetical (5% return before expenses)	1,000.00	1,020.78	4.06	0.81%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

ADARA SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2023 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Banks	8.0%	$37,180,838
Retail	6.2	29,019,291
Commercial Services	6.1	28,443,066
Biotechnology	5.8	26,962,809
Software	4.5	21,177,681
Semiconductors	4.5	21,147,635
Healthcare-Products	3.1	14,594,491
Engineering & Construction	3.1	14,406,512
REITS	2.8	13,084,640
Electronics	2.8	12,889,702
Insurance	2.4	11,374,727
Pharmaceuticals	2.3	10,778,698
Auto Parts & Equipment	2.2	10,007,985
Oil & Gas	2.0	9,101,506
Computers	1.7	8,141,748
Diversified Financial Services	1.7	8,082,138
Savings & Loans	1.6	7,303,201
Transportation	1.5	7,099,739
Metal Fabricate/Hardware	1.5	6,932,199
Internet	1.5	6,802,355
Miscellaneous Manufacturing	1.4	6,721,209
Food	1.4	6,487,045
Building Materials	1.3	6,269,266
Oil & Gas Services	1.3	6,212,845
Telecommunications	1.3	6,106,089
Distribution/Wholesale	1.2	5,348,322
Cosmetics/Personal Care	1.1	5,115,232
Machinery-Diversified	1.1	4,955,254
Apparel	0.9	4,270,577
Home Builders	0.9	4,053,344
Real Estate	0.8	3,894,931
Beverages	0.8	3,748,610
Agriculture	0.8	3,654,929
Home Furnishings	0.8	3,646,856
Healthcare-Services	0.8	3,632,246
Leisure Time	0.8	3,603,286
Aerospace/Defense	0.7	3,427,454
Chemicals	0.7	3,151,550
Environmental Control	0.7	3,084,425
Energy-Alternate Sources	0.6	2,930,829
Iron/Steel	0.6	2,699,232
Textiles	0.5	2,266,674
Auto Manufacturers	0.5	2,174,519
Hand/Machine Tools	0.4	2,009,835
Mining	0.4	1,928,323
Packaging & Containers	0.4	1,924,569
Machinery-Construction & Mining	0.4	1,910,606
Airlines	0.4	1,909,811
Entertainment	0.4	1,869,030
Lodging	0.4	1,812,396
Investment Companies	0.4	1,635,695
Gas	0.3	1,504,846
Housewares	0.3	1,387,449
Media	0.3	1,296,357
Electric	0.2	718,700
Food Service	0.1	602,618
Electrical Components & Equipment	0.1	525,836
Household Products/Wares	0.1	420,153
Coal	0.1	365,517
Water	0.1	323,132
Forest Products & Paper	0.0	84,451
Office/Business Equip	0.0	59,480
Office Furnishings	0.0	52,514
RIGHTS:
Machinery -Diversified	0.0	—
WARRANTS:
Biotechnology	0.0	3,481
SHORT-TERM INVESTMENTS	9.0	41,701,838
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(246,797)
NET ASSETS	100.0%	$465,785,525

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Portfolio of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 91.1%
Aerospace/Defense — 0.7%
AAR Corp.*	33,114	$1,801,071
AeroVironment, Inc.*	1,433	122,865
Curtiss-Wright Corp.	2,004	350,279
Hexcel Corp.	11,205	817,405
Mercury Systems, Inc.*	2,290	119,859
Moog, Inc. - Class A	1,762	173,768
National Presto Industries, Inc.	615	42,207
		3,427,454
Agriculture — 0.8%
Alico, Inc.	64,320	1,655,597
Darling Ingredients, Inc.*	8,943	565,824
Universal Corp.	3,026	153,085
Vector Group Ltd.	9,371	124,353
Vital Farms, Inc.*	71,539	1,156,070
		3,654,929
Airlines — 0.4%
Allegiant Travel Co.*	6,594	676,215
Hawaiian Holdings, Inc.*	13,143	147,202
SkyWest, Inc.*	8,137	155,172
Sun Country Airlines Holdings, Inc.*	46,445	931,222
		1,909,811
Apparel — 0.9%
Capri Holdings Ltd.*	5,836	289,290
Crocs, Inc.*	3,786	460,794
Deckers Outdoor Corp.*	906	377,213
Kontoor Brands, Inc.	4,168	217,361
Lakeland Industries, Inc.	178,780	2,712,093
Skechers USA, Inc. - Class A*	3,666	163,174
Wolverine World Wide, Inc.	3,024	50,652
		4,270,577
Auto Manufacturers — 0.5%
Wabash National Corp.	79,362	2,174,519
Auto Parts & Equipment — 2.2%
Cooper-Standard Holdings, Inc.*	125,320	1,998,854
Dorman Products, Inc.*	3,643	338,908
Fox Factory Holding Corp.*	2,807	329,823
Gentherm, Inc.*	15,463	982,055
indie Semiconductor, Inc. - Class A*	45,304	473,880
Methode Electronics, Inc.	2,370	115,490
Miller Industries, Inc.	35,640	991,148
Motorcar Parts of America, Inc.*	151,090	1,977,768
Standard Motor Products, Inc.	3,756	146,371
The Shyft Group, Inc.	36,311	941,544
Titan International, Inc.*	45,416	563,613
XPEL, Inc.*	17,191	1,148,531
		10,007,985

	Number of Shares	Value
Banks — 8.0%
Ameris Bancorp	2,245	$107,468
Banner Corp.	1,733	109,144
Cadence Bank	22,282	591,810
Capital Bancorp, Inc.	62,030	1,259,829
Capital City Bank Group, Inc.	876	31,247
Central Pacific Financial Corp.	3,784	84,875
City Holding Co.	7,387	725,403
Civista Bancshares, Inc.	72,340	1,543,012
Colony Bankcorp, Inc.	119,217	1,498,558
Community Bank System, Inc.	1,997	121,917
Community Trust Bancorp, Inc.	3,554	151,934
Customers Bancorp, Inc.*	13,377	412,012
CVB Financial Corp.	8,715	208,550
Dime Community Bancshares, Inc.	2,193	67,194
Eagle Bancorp, Inc.	2,728	119,514
Esquire Financial Holdings, Inc.	51,975	2,390,330
Farmers National Banc Corp.	113,640	1,619,370
First BanCorp	41,247	598,494
First Business Financial Services, Inc.	51,219	1,814,177
First Commonwealth Financial Corp.	18,699	299,371
First Financial Bancorp	24,036	592,247
First Financial Bankshares, Inc.	13,162	482,782
First Financial Corp.	1,035	45,488
First Hawaiian, Inc.	13,502	369,280
First Interstate BancSystem, Inc. - Class A	2,950	104,843
First Merchants Corp.	8,970	367,052
First Northwest Bancorp	82,210	1,176,425
German American Bancorp, Inc.	1,217	47,828
Glacier Bancorp, Inc.	3,879	183,787
Heritage Financial Corp.	5,441	151,641
HomeStreet, Inc.	2,233	56,339
Hope Bancorp, Inc.	27,648	354,171
Horizon Bancorp, Inc.	61,647	938,267
Independent Bank Corp.	1,193	95,058
Independent Bank Group, Inc.	581	34,198
Metropolitan Bank Holding Corp.*	36,096	2,014,518
NBT Bancorp, Inc.	1,326	53,822
Northeast Bank	63,060	2,779,685
OFG Bancorp	7,960	242,143
Old National Bancorp	10,450	184,652
Orrstown Financial Services, Inc.	59,950	1,378,850
Parke Bancorp, Inc.	99,591	2,032,652
Peoples Financial Services Corp.	19,760	979,108
Preferred Bank	1,379	97,082
S&T Bancorp, Inc.	8,702	324,237
Seacoast Banking Corp. of Florida	15,287	466,406

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Banks — (Continued)
Simmons First National Corp. - Class A	4,453	$98,990
Southside Bancshares, Inc.	4,513	172,352
Stellar Bancorp, Inc.	2,051	59,992
The Bancorp, Inc.*	19,832	685,989
Tompkins Financial Corp.	1,660	124,151
Triumph Financial, Inc.*	6,514	396,377
TrustCo Bank Corp. NY	1,864	69,825
UMB Financial Corp.	3,164	286,848
United Community Banks, Inc.	12,730	421,490
Unity Bancorp, Inc.	72,830	1,923,440
Univest Financial Corp.	1,395	39,339
USCB Financial Holdings, Inc.*	108,660	1,381,069
Veritex Holdings, Inc.	11,815	314,988
Walker & Dunlop, Inc.	1,239	108,078
West BanCorp, Inc.	78,870	1,661,002
Westamerica Bancorp	2,361	130,138
		37,180,838
Beverages — 0.8%
Celsius Holdings, Inc.*	7,408	672,647
Coca-Cola Consolidated, Inc.	279	155,361
MGP Ingredients, Inc.	8,239	835,764
The Duckhorn Portfolio, Inc.*	55,892	852,353
The Vita Coco Co., Inc.*	72,885	1,232,485
		3,748,610
Biotechnology — 5.8%
2seventy bio, Inc.*	4,486	60,516
Acumen Pharmaceuticals, Inc.*	38,220	201,419
Akero Therapeutics, Inc.*	4,302	195,784
Albireo Pharma, Inc.*	1,908	85,001
Anavex Life Sciences Corp.*	13,742	130,824
ANI Pharmaceuticals, Inc.*	5,276	220,748
Apellis Pharmaceuticals, Inc.*	8,466	554,354
Astria Therapeutics, Inc.*	43,071	524,605
Avidity Biosciences, Inc.*	26,179	620,442
Biohaven Ltd.*	29,187	445,977
Biomea Fusion, Inc.*	26,396	338,925
Cara Therapeutics, Inc.*	4,074	41,392
Chinook Therapeutics, Inc.*	49,028	1,069,791
Crinetics Pharmaceuticals, Inc.*	95,026	1,866,311
Cytokinetics, Inc.*	16,333	708,199
Day One Biopharmaceuticals, Inc.*	32,773	603,679
DICE Therapeutics, Inc.*	40,648	1,212,936
Dynavax Technologies Corp.*	75,030	772,809
Emergent BioSolutions, Inc.*	7,014	86,833
Halozyme Therapeutics, Inc.*	8,931	428,599
Immunocore Holdings PLC - ADR*	3,376	185,174
Intra-Cellular Therapies, Inc.*	7,299	357,870
IVERIC bio, Inc.*	42,773	888,823

	Number of Shares	Value
Biotechnology — (Continued)
Ligand Pharmaceuticals, Inc.*	978	$70,553
Maravai LifeSciences Holdings, Inc. - Class A *	13,033	192,237
Mineralys Therapeutics, Inc.*	17,126	304,500
NeoGenomics, Inc.*	3,845	64,788
NGM Biopharmaceuticals, Inc.*	8,562	40,584
Nuvalent, Inc. - Class A*	47,553	1,440,380
Omniab, Inc.*	370	—
Omniab, Inc.*	370	—
Point Biopharma Global, Inc.*	23,221	173,925
Relay Therapeutics, Inc.*	22,129	357,383
REVOLUTION Medicines, Inc.*	14,642	391,820
Roivant Sciences Ltd.*	33,134	268,054
Sana Biotechnology, Inc.*	10,908	40,032
SpringWorks Therapeutics, Inc.*	26,672	850,837
Stoke Therapeutics, Inc.*	4,657	41,401
Structure Therapeutics, Inc. - ADR*	31,664	809,332
Tarsus Pharmaceuticals, Inc.*	1,802	27,913
Terns Pharmaceuticals, Inc.*	31,620	320,311
TG Therapeutics, Inc.*	19,225	307,984
Theravance Biopharma, Inc.*	6,387	68,980
TransMedics Group, Inc.*	37,425	2,996,620
Ventyx Biosciences, Inc.*	41,520	1,795,740
Veracyte, Inc.*	27,735	682,558
Vericel Corp.*	1,632	49,629
Vir Biotechnology, Inc.*	4,966	113,225
Viridian Therapeutics, Inc.*	25,032	820,048
Xencor, Inc.*	6,611	212,411
Xenon Pharmaceuticals, Inc.*	74,013	2,920,553
		26,962,809
Building Materials — 1.3%
AAON, Inc.	4,120	374,755
American Woodmark Corp.*	1,043	53,172
Apogee Enterprises, Inc.	7,722	353,359
Armstrong World Industries, Inc.	18,178	1,433,335
Boise Cascade Co.	3,571	246,792
Gibraltar Industries, Inc.*	4,141	221,171
Modine Manufacturing Co.*	44,620	1,089,174
PGT Innovations, Inc.*	6,101	129,036
Simpson Manufacturing Co., Inc.	2,069	223,163
SPX Technologies, Inc.*	4,521	318,459
Summit Materials, Inc. - Class A*	33,245	982,057
The AZEK Co., Inc.*	6,299	151,743
UFP Industries, Inc.	8,103	693,050
		6,269,266
Chemicals — 0.7%
AdvanSix, Inc.	3,917	161,184
Axalta Coating Systems Ltd.*	37,613	1,120,867
AZZ, Inc.	1,964	79,837
Balchem Corp.	1,846	239,980

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Chemicals — (Continued)
Codexis, Inc.*	9,224	$44,598
Innospec, Inc.	1,121	122,705
Koppers Holdings, Inc.	7,974	286,187
Livent Corp.*	7,945	186,310
Rayonier Advanced Materials, Inc.*	4,477	36,711
Rogers Corp.*	1,868	274,970
Stepan Co.	2,701	281,147
The Chemours Co.	9,276	317,054
		3,151,550
Coal — 0.1%
Warrior Met Coal, Inc.	9,551	365,517
Commercial Services — 6.1%
Acacia Research Corp.*	320,940	1,386,461
Adtalem Global Education, Inc.*	3,449	134,925
AirSculpt Technologies, Inc.	42,362	277,471
Alight, Inc. - Class A*	118,030	1,133,088
AMN Healthcare Services, Inc.*	3,294	296,493
ARC Document Solutions, Inc.	446,350	1,490,809
ASGN, Inc.*	2,386	211,877
Barrett Business Services, Inc.	39,368	3,778,541
BGSF, Inc.	165,900	2,345,826
BrightView Holdings, Inc.*	11,695	73,912
Cass Information Systems, Inc.	815	39,405
CoreCivic, Inc.*	174,890	1,698,182
CorVel Corp.*	432	77,881
CRA International, Inc.	17,450	2,172,002
Cross Country Healthcare, Inc.*	29,067	768,822
Deluxe Corp.	7,148	131,809
Ennis, Inc.	2,365	51,439
EVERTEC, Inc.	35,125	1,292,951
Forrester Research, Inc.*	758	24,931
FTI Consulting, Inc.*	1,865	342,619
Green Dot Corp. - Class A*	2,231	42,233
HealthEquity, Inc.*	1,801	117,371
Heidrick & Struggles International, Inc.	2,031	69,724
Huron Consulting Group, Inc.*	8,913	625,604
I3 Verticals, Inc. - Class A*	24,023	591,206
Insperity, Inc.	2,292	284,414
Kelly Services, Inc. - Class A	46,617	779,902
Lifecore Biomedical, Inc.*	135,618	785,228
LiveRamp Holdings, Inc.*	5,117	120,915
MarketAxess Holdings, Inc.	1,203	410,764
Matthews International Corp. - Class A	5,499	209,842
Medifast, Inc.	1,970	220,896
Monro, Inc.	951	47,968
Payoneer Global, Inc.*	103,582	600,776
Paysafe Ltd.*	2,251	44,885
Perdoceo Education Corp.*	10,039	138,388

	Number of Shares	Value
Commercial Services — (Continued)
Performant Financial Corp.*	94,404	$307,757
Progyny, Inc.*	5,684	213,491
Resources Connection, Inc.	5,457	98,553
Shift4 Payments, Inc. - Class A*	3,300	212,850
ShotSpotter, Inc.*	1,126	38,397
SP Plus Corp.*	49,360	1,679,227
Strategic Education, Inc.	1,789	152,512
Stride, Inc.*	17,468	741,866
The Brink’s Co.	4,054	264,524
Upbound Group, Inc.	3,409	91,532
Viad Corp.*	33,341	857,197
WillScot Mobile Mini Holdings Corp.*	18,786	965,600
		28,443,066
Computers — 1.7%
3D Systems Corp.*	9,382	91,850
CACI International, Inc. - Class A*	1,145	335,485
Cantaloupe, Inc.*	9,881	56,915
DXC Technology Co.*	26,040	722,350
ExlService Holdings, Inc.*	1,497	246,272
Globant SA*	2,493	411,544
Grid Dynamics Holdings, Inc.*	32,139	374,419
Insight Enterprises, Inc.*	2,176	291,410
Maximus, Inc.	8,627	708,104
NCR Corp.*	47,288	1,207,263
One Stop Systems, Inc.*	185,588	534,493
OneSpan, Inc.*	4,506	60,921
Quantum Corp.*	447,440	505,607
Rimini Street, Inc.*	394,650	1,689,102
Science Applications International Corp.	1,681	179,262
Telos Corp.*	10,593	40,995
TTEC Holdings, Inc.	3,501	140,950
Unisys Corp.*	8,411	41,887
WNS Holdings Ltd. - ADR*	5,786	502,919
		8,141,748
Cosmetics/Personal Care — 1.1%
Coty, Inc. - Class A*	41,530	469,289
Edgewell Personal Care Co.	4,692	200,349
elf Beauty, Inc.*	43,523	3,253,344
Inter Parfums, Inc.	5,966	718,366
The Beauty Health Co.*	37,580	473,884
		5,115,232
Distribution/Wholesale — 1.2%
G-III Apparel Group Ltd.*	19,012	315,884
H&E Equipment Services, Inc.	22,246	1,234,653
Manitex International, Inc.*	311,230	1,593,498
MRC Global, Inc.*	7,000	78,400
Pool Corp.	2,106	751,547
SiteOne Landscape Supply, Inc.*	1,349	200,111

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Distribution/Wholesale — (Continued)
Univar Solutions, Inc.*	32,023	$1,112,799
WESCO International, Inc.*	371	61,430
		5,348,322
Diversified Financial Services — 1.7%
Encore Capital Group, Inc.*	3,458	178,710
Enova International, Inc.*	3,612	176,085
Evercore, Inc. - Class A	3,541	464,508
Flywire Corp.*	27,213	672,978
FTAI Aviation Ltd.	38,246	966,476
Houlihan Lokey, Inc.	3,838	367,297
Interactive Brokers Group, Inc. - Class A	3,063	263,755
International Money Express, Inc.*	37,835	966,684
NerdWallet, Inc. - Class A*	27,462	566,816
Radian Group, Inc.	33,704	719,580
Silvercrest Asset Management Group, Inc. - Class A	113,746	2,023,541
Sunlight Financial Holdings, Inc.*	263,130	344,700
Virtus Investment Partners, Inc.	807	169,817
World Acceptance Corp.*	2,155	201,191
		8,082,138
Electric — 0.2%
NorthWestern Corp.	6,199	358,178
Unitil Corp.	6,637	360,522
		718,700
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	246,667
Littelfuse, Inc.	1,079	279,169
		525,836
Electronics — 2.8%
Advanced Energy Industries, Inc.	2,466	229,535
Atkore, Inc.*	15,424	2,252,212
Badger Meter, Inc.	2,217	269,632
Benchmark Electronics, Inc.	3,566	84,835
Brady Corp. - Class A	2,928	161,508
Coherent Corp.*	3,416	147,332
Comtech Telecommunications Corp.	119,350	1,908,406
CTS Corp.	9,573	414,607
Itron, Inc.*	11,780	656,971
Ituran Location and Control Ltd.	27,351	611,021
Kimball Electronics, Inc.*	124,956	3,125,150
Knowles Corp.*	7,352	124,837
Napco Security Technologies, Inc.*	17,051	538,812
OSI Systems, Inc.*	1,136	105,137
Plexus Corp.*	2,641	253,245
Sanmina Corp.*	6,648	401,938
Stoneridge, Inc.*	2,058	49,001
TD SYNNEX Corp.	830	80,112

	Number of Shares	Value
Electronics — (Continued)
TTM Technologies, Inc.*	8,548	$113,603
Vontier Corp.	52,037	1,361,808
		12,889,702
Energy-Alternate Sources — 0.6%
Array Technologies, Inc.*	30,256	566,997
Eneti, Inc.	5,572	58,952
Green Plains, Inc.*	20,942	726,059
REX American Resources Corp.*	2,520	83,185
Shoals Technologies Group, Inc. - Class A*	47,318	1,161,184
SolarEdge Technologies, Inc.*	1,052	334,452
		2,930,829
Engineering & Construction — 3.1%
Bowman Consulting Group Ltd.*	107,210	2,952,564
Comfort Systems USA, Inc.	10,350	1,505,304
EMCOR Group, Inc.	4,741	792,790
Exponent, Inc.	7,336	754,874
MasTec, Inc.*	4,614	450,880
Mistras Group, Inc.*	86,870	479,522
MYR Group, Inc.*	15,305	1,845,936
NV5 Global, Inc.*	6,714	706,447
Sterling Infrastructure, Inc.*	113,267	4,356,249
TopBuild Corp.*	2,707	561,946
		14,406,512
Entertainment — 0.4%
Cinemark Holdings, Inc.*	4,090	55,665
Everi Holdings, Inc.*	44,483	844,732
IMAX Corp.*	16,557	305,311
Liberty Media Corp-Liberty Braves - Class A*	1,183	40,518
Light & Wonder, Inc.*	6,167	386,116
Monarch Casino & Resort, Inc.	3,215	236,688
		1,869,030
Environmental Control — 0.7%
Energy Recovery, Inc.*	19,643	433,521
Harsco Corp.*	3,525	29,822
Montrose Environmental Group, Inc.*	44,841	2,183,308
Tetra Tech, Inc.	3,198	437,774
		3,084,425
Food — 1.4%
Calavo Growers, Inc.	1,990	64,217
Grocery Outlet Holding Corp.*	7,756	209,800
Hostess Brands, Inc.*	11,540	285,038
Ingles Markets, Inc. - Class A	14,569	1,302,469
J&J Snack Foods Corp.	2,130	300,777
John B Sanfilippo & Son, Inc.	1,789	160,599
Krispy Kreme, Inc.	29,488	383,639
SpartanNash Co.	7,719	206,560
SunOpta, Inc.*	70,886	544,405

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Food — (Continued)
The Chefs’ Warehouse, Inc.*	10,413	$338,943
The Real Good Food Co., Inc. *	48,654	187,804
TreeHouse Foods, Inc.*	2,674	130,464
United Natural Foods, Inc.*	8,258	336,348
Utz Brands, Inc.	22,552	369,853
Weis Markets, Inc.	1,995	152,498
Whole Earth Brands, Inc.*	440,009	1,513,631
		6,487,045
Food Service — 0.1%
Sovos Brands, Inc.*	46,107	602,618
Forest Products & Paper — 0.0%
Mercer International, Inc.	7,834	84,451
Gas — 0.3%
Chesapeake Utilities Corp.	1,307	167,414
Northwest Natural Holding Co.	5,018	242,570
Southwest Gas Holdings, Inc.	17,376	1,094,862
		1,504,846
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	181,201
Hurco Cos., Inc.	50,680	1,486,444
MSA Safety, Inc.	2,547	342,190
		2,009,835
Healthcare-Products — 3.1%
ABIOMED, Inc.*	1,453	—
Adaptive Biotechnologies Corp.*	41,319	353,277
Alphatec Holdings, Inc.*	121,583	1,800,644
Atrion Corp.	121	68,728
Artivion, Inc.*	6,948	91,991
Azenta, Inc.*	2,595	113,895
BioLife Solutions, Inc.*	10,865	252,720
EDAP TMS SA - ADR*	53,477	629,424
Embecta Corp.	5,326	170,166
Establishment Labs Holdings, Inc.*	11,771	843,510
Glaukos Corp.*	2,161	102,064
Haemonetics Corp.*	3,260	253,530
ICU Medical, Inc.*	2,450	418,068
Inari Medical, Inc.*	3,272	184,083
Inogen, Inc.*	4,778	74,871
Inspire Medical Systems, Inc.*	4,588	1,192,559
Integra LifeSciences Holdings Corp.*	3,088	171,755
LeMaitre Vascular, Inc.	934	46,803
Masimo Corp.*	2,530	423,294
MaxCyte, Inc.*	55,568	252,279
Merit Medical Systems, Inc.*	3,088	217,951
NanoString Technologies, Inc.*	6,238	60,883
NuVasive, Inc.*	1,042	45,046
Omnicell, Inc.*	4,226	230,063
Orthofix Medical, Inc.*	7,321	150,813

	Number of Shares	Value
Healthcare-Products — (Continued)
Patterson Cos., Inc.	32,899	$872,481
PROCEPT BioRobotics Corp.*	31,041	1,162,485
Pulmonx Corp.*	5,099	57,262
Quanterix Corp.*	4,610	50,710
Repligen Corp.*	4,162	725,728
RxSight, Inc.*	32,611	447,423
SI-BONE, Inc.*	23,520	465,108
Silk Road Medical, Inc.*	7,636	404,632
Surmodics, Inc.*	1,885	41,168
Treace Medical Concepts, Inc.*	52,234	1,120,942
Varex Imaging Corp.*	7,739	136,903
West Pharmaceutical Services, Inc.	2,836	899,097
Zimvie, Inc.*	5,460	62,135
		14,594,491
Healthcare-Services — 0.8%
Addus HomeCare Corp.*	1,574	170,999
Agiliti, Inc.*	2,635	50,223
Amedisys, Inc.*	6,207	570,734
Chemed Corp.	621	323,901
Community Health Systems, Inc.*	9,950	60,297
Enhabit, Inc.*	6,073	93,220
ModivCare, Inc.*	2,212	217,196
Pediatrix Medical Group, Inc.*	33,609	529,006
RadNet, Inc.*	25,051	590,828
Surgery Partners, Inc.*	14,006	468,501
The Ensign Group, Inc.	2,982	266,829
The Pennant Group, Inc.*	3,933	59,074
US Physical Therapy, Inc.	2,284	231,438
		3,632,246
Home Builders — 0.9%
Cavco Industries, Inc.*	624	177,840
Century Communities, Inc.	19,596	1,172,037
Installed Building Products, Inc.	11,828	1,364,714
LCI Industries	2,012	226,974
LGI Homes, Inc.*	2,657	277,152
M/I Homes, Inc.*	5,874	339,752
MDC Holdings, Inc.	4,389	162,393
Winnebago Industries, Inc.	5,231	332,482
		4,053,344
Home Furnishings — 0.8%
Arhaus, Inc.*	38,458	558,026
Ethan Allen Interiors, Inc.	3,342	98,756
Hamilton Beach Brands Holding Co. - Class A	130,070	1,690,910
iRobot Corp.*	747	30,694
MillerKnoll, Inc.	2,046	48,838
Sleep Number Corp.*	13,940	555,648
Universal Electronics, Inc.*	52,200	663,984
		3,646,856

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	2,380	$96,390
Quanex Building Products Corp.	1,957	50,784
WD-40 Co.	1,574	272,979
		420,153
Housewares — 0.3%
Lifetime Brands, Inc.	175,183	1,387,449
Insurance — 2.4%
American Equity Investment Life Holding Co.	25,679	1,069,530
Argo Group International Holdings Ltd.	2,322	67,454
Axis Capital Holdings Ltd.	28,437	1,726,695
BRP Group, Inc. - Class A*	30,761	884,071
Donegal Group, Inc. - Class A	2,108	32,400
Employers Holdings, Inc.	3,627	161,075
Genworth Financial, Inc. - Class A*	281,044	1,750,904
HCI Group, Inc.	2,200	115,500
Heritage Insurance Holdings, Inc.	336,030	856,877
Horace Mann Educators Corp.	1,864	68,893
Mercury General Corp.	1,257	42,801
NMI Holdings, Inc. - Class A*	39,935	932,083
RLI Corp.	1,478	203,831
Safety Insurance Group, Inc.	1,668	134,591
Selective Insurance Group, Inc.	3,866	392,515
Stewart Information Services Corp.	2,200	93,478
United Fire Group, Inc.	2,567	73,262
White Mountains Insurance Group Ltd.	1,918	2,768,767
		11,374,727
Internet — 1.5%
Cogent Communications Holdings, Inc.	1,297	83,968
ePlus, Inc.*	28,732	1,556,412
Eventbrite, Inc. - Class A*	44,219	387,358
EverQuote, Inc. - Class A*	101,508	1,385,584
HealthStream, Inc.*	4,636	118,913
Magnite, Inc.*	46,419	516,644
Perion Network Ltd.*	56,928	1,920,751
Yelp, Inc.*	27,739	832,725
		6,802,355
Investment Companies — 0.4%
Cannae Holdings, Inc.*	72,440	1,635,695
Iron/Steel — 0.6%
ATI, Inc.*	52,244	2,123,718
Carpenter Technology Corp.	11,908	575,514
		2,699,232

	Number of Shares	Value
Leisure Time — 0.8%
OneSpaWorld Holdings Ltd.*	70,443	$816,434
Planet Fitness, Inc. - Class A*	4,568	370,236
Topgolf Callaway Brands Corp.*	4,678	108,436
Vista Outdoor, Inc.*	14,337	409,465
Xponential Fitness, Inc. - Class A*	74,782	1,898,715
		3,603,286
Lodging — 0.4%
Boyd Gaming Corp.	4,776	311,061
Full House Resorts, Inc.*	44,765	433,325
Playa Hotels & Resorts NV*	119,732	1,068,010
		1,812,396
Machinery-Construction & Mining — 0.4%
Argan, Inc.	26,500	1,029,790
Astec Industries, Inc.	3,361	151,346
Bloom Energy Corp. - Class A*	7,762	168,358
BWX Technologies, Inc.	9,182	561,112
		1,910,606
Machinery-Diversified — 1.1%
Albany International Corp. - Class A	1,126	113,636
Applied Industrial Technologies, Inc.	1,045	149,289
Chart Industries, Inc.*	3,219	429,737
Esab Corp.	9,897	580,459
Flowserve Corp.	13,355	463,285
Lindsay Corp.	2,819	424,231
Tennant Co.	2,414	170,959
The Toro Co.	5,348	590,633
Twin Disc, Inc.*	185,495	2,033,025
		4,955,254
Media — 0.3%
AMC Networks, Inc. - Class A*	5,207	116,428
Cable One, Inc.	754	520,720
iHeartMedia, Inc. - Class A*	6,165	44,758
Liberty Latin America Ltd. - Class C*	44,088	387,093
Scholastic Corp.	3,196	145,770
The EW Scripps Co. - Class A*	6,465	81,588
		1,296,357
Metal Fabricate/Hardware — 1.5%
Mueller Industries, Inc.	5,975	441,971
NN, Inc.*	179,350	330,004
Northwest Pipe Co.*	95,210	3,665,585
Proto Labs, Inc.*	6,108	192,036
Standex International Corp.	1,485	171,785
Strattec Security Corp.*	55,520	1,139,270
Xometry, Inc. - Class A*	32,606	991,548
		6,932,199

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Mining — 0.4%
Century Aluminum Co.*	18,637	$224,949
Energy Fuels, Inc.*	67,017	449,684
Kaiser Aluminum Corp.	2,403	190,606
Uranium Energy Corp.*	287,320	1,063,084
		1,928,323
Miscellaneous Manufacturing — 1.4%
Axon Enterprise, Inc.*	6,703	1,342,678
EnPro Industries, Inc.	12,377	1,330,528
ESCO Technologies, Inc.	1,920	178,925
Fabrinet*	5,714	696,365
Federal Signal Corp.	28,443	1,500,937
John Bean Technologies Corp.	2,493	276,449
Materion Corp.	2,877	321,303
Myers Industries, Inc.	2,441	63,075
Park Aerospace Corp.	58,133	954,544
Sturm Ruger & Co., Inc.	968	56,405
		6,721,209
Office Furnishings — 0.0%
Interface, Inc.	5,954	52,514
Office/Business Equip — 0.0%
Pitney Bowes, Inc.	13,705	59,480
Oil & Gas — 2.0%
Evolution Petroleum Corp.	60,009	390,659
Helmerich & Payne, Inc.	4,567	192,179
Matador Resources Co.	13,885	746,874
Nabors Industries Ltd.*	628	94,395
Par Pacific Holdings, Inc.*	10,809	300,274
Patterson-UTI Energy, Inc.	112,890	1,546,593
PBF Energy, Inc. - Class A	5,245	229,259
PDC Energy, Inc.	21,646	1,452,663
Permian Resources Corp.	128,521	1,389,312
Range Resources Corp.	29,237	787,645
SM Energy Co.	32,148	948,687
Southwestern Energy Co.*	112,602	596,791
Talos Energy, Inc.*	23,929	426,175
		9,101,506
Oil & Gas Services — 1.3%
DMC Global, Inc.*	44,840	1,200,367
Helix Energy Solutions Group, Inc.*	41,891	346,858
Natural Gas Services Group, Inc.*	183,540	2,018,940
NOW, Inc.*	14,472	185,965
Oceaneering International, Inc.*	62,620	1,308,132
Profire Energy, Inc.*	570,090	661,304
Select Energy Services, Inc. - Class A	8,411	62,410
TechnipFMC PLC*	28,049	428,869
		6,212,845

	Number of Shares	Value
Packaging & Containers — 0.4%
Clearwater Paper Corp.*	2,737	$105,621
Karat Packaging, Inc.	39,796	616,838
O-I Glass, Inc.*	6,528	145,052
TriMas Corp.	35,247	1,057,058
		1,924,569
Pharmaceuticals — 2.3%
Alector, Inc.*	18,296	156,248
Amphastar Pharmaceuticals, Inc.*	6,771	215,724
Anika Therapeutics, Inc.*	3,736	118,431
Bioxcel Therapeutics, Inc.*	25,463	812,779
Collegium Pharmaceutical, Inc.*	2,619	69,482
Corcept Therapeutics, Inc.*	3,332	69,406
Eagle Pharmaceuticals, Inc.*	3,963	110,964
Enanta Pharmaceuticals, Inc.*	4,093	198,511
Fulcrum Therapeutics, Inc.*	5,904	35,660
Heska Corp.*	1,941	158,056
KalVista Pharmaceuticals Inc.*	39,035	286,127
Merus NV*	46,256	882,102
Morphic Holding, Inc.*	19,570	832,116
Nature’s Sunshine Products, Inc.*	61,090	662,216
Option Care Health, Inc.*	12,311	377,578
Owens & Minor, Inc.*	3,772	57,825
Pacira BioSciences, Inc.*	1,113	47,380
Premier, Inc. - Class A	59,941	1,929,501
Prestige Consumer Healthcare, Inc.*	3,474	209,309
Prometheus Biosciences, Inc.*	13,714	1,678,456
Supernus Pharmaceuticals, Inc.*	1,205	45,296
uniQure NV*	2,321	48,648
USANA Health Sciences, Inc.*	6,685	406,314
Vaxcyte, Inc.*	33,453	1,370,569
		10,778,698
Real Estate — 0.8%
McGrath RentCorp	32,420	3,334,073
Newmark Group, Inc. - Class A	35,006	280,748
RE/MAX Holdings, Inc. - Class A	4,257	78,712
The RMR Group, Inc. - Class A	7,157	201,398
		3,894,931
REITS — 2.8%
Agree Realty Corp.	1,641	116,150
Alexander & Baldwin, Inc.	8,102	151,264
Alexander’s, Inc.	531	116,241
Alpine Income Property Trust, Inc.	106,224	1,936,464
Apollo Commercial Real Estate Finance, Inc.	44,054	506,180
CareTrust REIT, Inc.	7,113	139,913
Centerspace	1,467	91,849
Chatham Lodging Trust	17,141	209,292
City Office REIT, Inc.	5,129	43,391

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
REITS — (Continued)
Community Healthcare Trust, Inc.	8,220	$318,443
CTO Realty Growth, Inc.	3,783	66,505
DiamondRock Hospitality Co.	13,130	114,494
EastGroup Properties, Inc.	2,590	422,869
Farmland Partners, Inc.	4,288	45,967
Four Corners Property Trust, Inc.	10,498	285,021
Getty Realty Corp.	5,173	177,589
Global Medical REIT, Inc.	170,360	1,713,822
Great Ajax Corp.	202,961	1,700,813
Hudson Pacific Properties, Inc.	25,618	236,454
Indus Realty Trust, Inc.	679	45,174
Industrial Logistics Properties Trust	13,449	55,141
Kite Realty Group Trust	7,450	161,814
KKR Real Estate Finance Trust, Inc.	9,611	139,359
LTC Properties, Inc.	5,085	182,145
LXP Industrial Trust	12,112	126,328
National Health Investors, Inc.	1,656	91,080
NETSTREIT Corp.	7,458	150,577
New York Mortgage Trust, Inc.	183,589	490,183
NexPoint Residential Trust, Inc.	3,307	160,158
One Liberty Properties, Inc.	1,332	30,170
Orion Office REIT, Inc.	13,702	117,289
PennyMac Mortgage Investment Trust	24,404	317,984
PotlatchDeltic Corp.	1,462	67,486
Ready Capital Corp.	6,588	74,181
Redwood Trust, Inc.	77,920	592,971
Retail Opportunity Investments Corp.	28,261	402,154
Saul Centers, Inc.	3,903	153,466
Tanger Factory Outlet Centers, Inc.	33,410	631,115
UMH Properties, Inc.	5,802	98,692
Universal Health Realty Income Trust	4,455	236,204
Urstadt Biddle Properties, Inc. - Class A	13,578	234,899
Whitestone REIT	14,111	133,349
		13,084,640
Retail — 6.2%
Abercrombie & Fitch Co. - Class A*	2,464	72,466
Asbury Automotive Group, Inc.*	6,154	1,397,573
Aspen Aerogels, Inc.*	61,422	666,429
BJ’s Restaurants, Inc.*	7,047	225,504
BJ’s Wholesale Club Holdings, Inc.*	34,289	2,461,950
Bloomin’ Brands, Inc.	20,453	533,823
Boot Barn Holdings, Inc.*	15,131	1,171,896

	Number of Shares	Value
Retail — (Continued)
Build-A-Bear Workshop, Inc.*	141,500	$2,964,425
Caleres, Inc.	1,929	50,366
Casey’s General Stores, Inc.	1,888	392,610
Chuy’s Holdings, Inc.*	3,285	117,439
Dave & Buster’s Entertainment, Inc.*	17,641	705,993
Designer Brands, Inc. - Class A	6,339	62,059
Destination XL Group, Inc.*	396,110	2,368,738
Dine Brand Global, Inc.	1,134	86,944
Dutch Bros, Inc. - Class A*	5,833	194,531
El Pollo Loco Holdings, Inc.	11,495	137,595
FirstCash Holdings, Inc.	2,930	258,573
Five Below, Inc.*	5,574	1,138,768
Freshpet, Inc.*	6,166	383,402
Genesco, Inc.*	986	44,340
GMS, Inc.*	28,056	1,703,280
Group 1 Automotive, Inc.	2,270	501,829
Guess?, Inc.	12,246	257,656
Hibbett, Inc.	1,413	101,637
Kura Sushi USA, Inc. - Class A*	14,963	936,983
Leslie’s, Inc.*	70,825	893,103
Lithia Motors, Inc.	382	97,479
MSC Industrial Direct Co., Inc. - Class A	8,736	738,367
Murphy USA, Inc.	5,145	1,312,438
Nu Skin Enterprises, Inc. - Class A	4,936	196,650
Ollie’s Bargain Outlet Holdings, Inc.*	3,168	182,287
Papa John’s International, Inc.	4,150	348,393
Portillo’s, Inc. - Class A*	21,434	486,980
PriceSmart, Inc.	1,079	75,228
Red Robin Gourmet Burgers, Inc.*	139,480	1,186,975
RH*	2,399	717,373
Shoe Carnival, Inc.	6,304	166,110
Signet Jewelers Ltd.	5,100	365,262
Texas Roadhouse, Inc.	6,327	642,444
The Buckle, Inc.	2,951	120,371
The ODP Corp.*	1,590	71,995
Tilly’s, Inc. - Class A*	158,630	1,376,908
Wingstop, Inc.	2,527	430,474
World Fuel Services Corp.	19,749	542,110
Zumiez, Inc.*	5,655	131,535
		29,019,291
Savings & Loans — 1.6%
Axos Financial, Inc.*	3,461	164,017
Banc of California, Inc.	5,748	100,877
Berkshire Hills Bancorp, Inc.	17,583	510,962
Brookline Bancorp, Inc.	4,100	53,136
Eagle Bancorp Montana, Inc.	73,800	1,254,600

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Savings & Loans — (Continued)
Flushing Financial Corp.	3,267	$63,576
FS Bancorp, Inc.	75,814	2,723,997
New York Community Bancorp, Inc.	8,845	78,544
Northfield Bancorp, Inc.	4,651	68,416
Northwest Bancshares, Inc.	5,826	80,515
Pacific Premier Bancorp, Inc.	8,033	260,430
Provident Financial Services, Inc.	10,750	251,013
Riverview Bancorp, Inc.	242,220	1,693,118
		7,303,201
Semiconductors — 4.5%
Aehr Test Systems*	61,162	2,039,753
Allegro MicroSystems, Inc.*	8,511	371,760
Amtech Systems, Inc.*	251,750	2,411,765
Axcelis Technologies, Inc.*	17,670	2,271,302
AXT, Inc.*	328,822	1,436,952
Cirrus Logic, Inc.*	3,525	362,194
FormFactor, Inc.*	7,775	234,027
Impinj, Inc.*	20,237	2,683,831
inTEST Corp.*	238,620	3,550,666
Kulicke & Soffa Industries, Inc.	6,419	342,133
Lattice Semiconductor Corp.*	5,066	430,407
MKS Instruments, Inc.	1,371	132,891
Monolithic Power Systems, Inc.	1,952	945,334
Onto Innovation, Inc.*	7,549	622,566
Photronics, Inc.*	69,485	1,224,326
Power Integrations, Inc.	10,707	880,651
Semtech Corp.*	5,218	160,767
Silicon Laboratories, Inc.*	1,861	332,244
SiTime Corp.*	2,046	254,011
SkyWater Technology, Inc.*	29,414	386,206
Veeco Instruments, Inc.*	3,472	73,849
		21,147,635
Software — 4.5%
8x8, Inc.*	8,813	46,885
ACI Worldwide, Inc.*	48,337	1,249,512
Agilysys, Inc.*	30,964	2,474,333
Alkami Technology, Inc.*	33,534	515,082
Alteryx, Inc. - Class A*	4,788	312,704
Appfolio, Inc. - Class A*	3,094	408,594
Asure Software, Inc.*	255,740	3,414,129
BigCommerce Holdings, Inc.*	14,771	140,620
Blackbaud, Inc.*	799	44,496
Blackline, Inc.*	2,678	183,068
BM Technologies, Inc.*	216,265	720,163
Cerence, Inc.*	2,519	68,970
Computer Programs & Systems, Inc.*	36,865	1,106,319
Concentrix Corp.	830	113,577
CS Disco, Inc.*	6,801	47,607
CSG Systems International, Inc.	2,981	167,532

	Number of Shares	Value
Software — (Continued)
Digi International, Inc.*	47,123	$1,572,495
DoubleVerify Holdings, Inc.*	16,714	439,077
Doximity, Inc. - Class A*	7,060	237,428
Duolingo, Inc.*	2,792	253,486
Dynatrace, Inc.*	5,794	246,419
Fastly, Inc. - Class A*	40,891	567,976
Five9, Inc.*	4,890	322,740
Health Catalyst, Inc.*	4,416	61,647
Hims & Hers Health, Inc.*	93,433	1,052,990
Jamf Holding Corp.*	10,402	220,730
JFrog Ltd.*	17,334	398,682
LivePerson, Inc.*	9,192	93,023
Model N, Inc.*	15,710	521,572
ON24, Inc.*	7,374	71,085
PDF Solutions, Inc.*	7,212	270,017
Phreesia, Inc.*	28,865	1,062,232
Privia Health Group, Inc.*	13,671	381,831
Progress Software Corp.	5,306	304,777
Rackspace Technology, Inc.*	17,711	41,621
Simulations Plus, Inc.	1,175	44,697
Smith Micro Software, Inc.*	618,660	866,124
Sprout Social, Inc. - Class A*	4,338	264,531
SPS Commerce, Inc.*	800	120,512
Take-Two Interactive Software, Inc.*	3,504	383,863
Verra Mobility Corp.*	21,157	364,535
		21,177,681
Telecommunications — 1.3%
Aviat Networks, Inc.*	21,380	759,632
Calix, Inc.*	12,927	661,216
Clearfield, Inc.*	6,809	426,856
Credo Technology Group Holding Ltd.*	43,176	458,097
Extreme Networks, Inc.*	61,411	1,149,614
Harmonic, Inc.*	115,123	1,518,472
IDT Corp. - Class B*	3,111	94,606
InterDigital, Inc.	869	63,428
Iridium Communications, Inc.*	9,628	590,870
NETGEAR, Inc.*	431	7,801
Telephone and Data Systems, Inc.	9,210	116,875
Viavi Solutions, Inc.*	23,640	258,622
		6,106,089
Textiles — 0.5%
UniFirst Corp.	11,557	2,266,674
Transportation — 1.5%
Air Transport Services Group, Inc.*	111,772	2,339,388
ArcBest Corp.	7,779	748,340
DHT Holdings, Inc.	32,058	370,911
Forward Air Corp.	9,263	956,034

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (CONCLUDED)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Transportation — (Continued)
Knight-Swift Transportation Holdings, Inc.	1,873	$106,461
Marten Transport Ltd.	7,327	161,707
PAM Transportation Services, Inc.*	37,076	1,075,204
Saia, Inc.*	4,008	1,085,647
Scorpio Tankers, Inc.	4,242	256,047
		7,099,739
Water — 0.1%
American States Water Co.	1,758	156,989
California Water Service Group	1,969	112,706
The York Water Co.	1,229	53,437
		323,132
TOTAL COMMON STOCKS
(Cost $306,145,426)		424,327,003

RIGHTS — 0.0%
Machinery -Diversified — 0.0%
Acacia Research Corp.*‡	80,235	—
EVERCEL INC CVR*	350,100	—
TOTAL RIGHTS
(Cost $–)		—

	Number of Shares	Value
WARRANTS — 0.0%
Biotechnology — 0.0%
EQRx, Inc.*	13,678	3,481
TOTAL WARRANTS
(Cost $23,295)		3,481

SHORT-TERM INVESTMENTS — 9.0%
U.S. Bank Money Market Deposit Account, 4.25%(a)	41,701,838	41,701,838
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,701,838)		41,701,838
TOTAL INVESTMENTS — 100.1%
(Cost $347,870,559)		466,032,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(246,797)
NET ASSETS — 100.0%		$465,785,525

*	Non-income producing security

(a)	The rate shown is as of February 28, 2023.

‡

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by the Adviser, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $0 or 0.00% of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)

ASSETS
Investments, at value (cost $306,168,721)	$424,330,484
Short-term investments, at value (cost $41,701,838)	41,701,838
Receivables for:
Investments sold	2,273,997
Dividends	351,068
Prepaid expenses and other assets	52,653
Total assets	468,710,040

LIABILITIES
Payables for:
Investments purchased	2,543,320
Capital shares redeemed	40,020
Sub-advisory fees	227,479
Other accrued expenses and liabilities	113,696
Total liabilities	2,924,515
Net assets	$465,785,525

NET ASSETS CONSIST OF:
Par value	$31,098
Paid-in capital	357,386,166
Total distributable earnings/(loss)	108,368,261
Net assets	$465,785,525

CAPITAL SHARES:
Net Assets	465,785,525
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	31,098,278
Net asset value, offering and redemption price per share	$14.98

The accompanying notes are an integral part of the financial statements.
14

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE sIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,481)	$2,741,570
Total investment income	2,741,570

EXPENSES
Sub-advisory fees (Note 2)	1,503,864
Administration and accounting services fees (Note 2)	72,773
Transfer agent fees (Note 2)	26,024
Director fees	24,436
Legal fees	23,018
Custodian fees (Note 2)	21,754
Officer fees	19,425
Registration and filing fees	19,380
Audit fees and tax services	14,112
Printing and shareholder reporting fees	2,877
Other expenses	59,333
Total expenses	1,786,996
Net investment income/(loss)	954,574

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(1,920,470)
Net change in unrealized appreciation/(depreciation) on investments	20,244,267
Net realized and unrealized gain/(loss) on investments	18,323,797
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,278,371

The accompanying notes are an integral part of the financial statements.
15

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$954,574	$462,143
Net realized gain/(loss) from investments	(1,920,470)	7,961,046
Net change in unrealized appreciation/(depreciation) on investments	20,244,267	(94,979,643)
Net increase/(decrease) in net assets resulting from operations	19,278,371	(86,556,454)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,462,252)	(105,103,713)
Net decrease in net assets from dividends and distributions to shareholders	(1,462,252)	(105,103,713)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,817,889	47,018,138
Reinvestment of distributions	1,335,449	86,226,516
Shares redeemed	(21,661,622)	(36,283,870)
Net increase/(decrease) in net assets resulting from capital share transactions	6,491,716	96,960,784
Total increase/(decrease) in net assets	24,307,835	(94,699,383)

NET ASSETS:
Beginning of period	441,477,690	536,177,073
End of period	$465,785,525	$441,477,690

SHARE TRANSACTIONS:
Shares sold	1,849,790	2,989,240
Shares reinvested	93,192	4,890,897
Shares redeemed	(1,524,132)	(2,172,006)
Net increase/(decrease) in shares	418,850	5,708,131

The accompanying notes are an integral part of the financial statements.
16

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$14.39		$21.47	$13.73	$12.89	$16.76	$12.94
Net investment income/(loss)(1)	0.03		0.02	(0.03)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain/(loss) from investments	0.61		(2.88)	7.99	1.33	(1.99)	4.36
Net increase/(decrease) in net assets resulting from operations	0.64		(2.86)	7.96	1.32	(2.00)	4.35
Dividends and distributions to shareholders from:
Net investment income	(0.05)		(4.22)	(0.22)	(0.48)	(1.87)	(0.53)
Total dividends and distributions to shareholders	(0.05)		(4.22)	(0.22)	(0.48)	(1.87)	(0.53)
Net asset value, end of period	$14.98		$14.39	$21.47	$13.73	$12.89	$16.76
Total investment return/(loss)(2)	4.45	%(3)	(16.93)%	58.41%	10.47%	(11.16)%	34.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$465,786		$441,478	$536,177	$361,442	$291,859	$349,352
Ratio of expenses to average net assets	0.81	%(4)	0.84%	0.84%	0.90%	0.93%	0.90%
Ratio of net investment income/(loss) to average net assets	0.43	%(4)	0.10%	(0.18)%	(0.08)%	(0.08)%	(0.07)%
Portfolio turnover rate	27	%(3)	56%	75%	101%	80%	86%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex dividend into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is for the six months ended February 28, 2023 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee in accordance with procedures adopted by The RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$424,327,003	$424,327,003	$—	$—
Rights	—	—	—	—	**
Warrants	3,481	—	3,481	—
Short-Term Investments	41,701,838	41,701,838	—	—
Total Investments*	$466,032,322	$466,028,841	$3,481	$—

*	Please refer to the Portfolio of Investments for further details.

**	Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a

19

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serves as an investment sub-adviser (“Sub-Adviser”) to the Fund.

20

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets, (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $1,503,864, or the rate of 0.68%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. During the current fiscal period, the Adviser received $29,678.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$121,203,791	$109,721,476

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

21

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$345,369,549	$120,471,149	$(25,324,396)	$95,146,753

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$—	$—	$—	$95,146,753	$(4,594,611)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2022 and August 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2022	$40,918,809	$64,184,904	$105,103,713
2021	$—	$5,747,679	$5,747,679

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2022, the Fund had no unexpiring short-term or long-term losses.

22

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2023 (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 may require the Fund to observe more stringent requirements than were previously imposed by the 1940 Act, which could adversely affect the ability of the Fund to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is required to comply with the rules. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its Valuation Designee to perform fair value determinations and approved new valuation procedures for the Fund.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

23

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC website at http://www.sec.gov.

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADA-SAR23

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2023
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SEMI-Annual Report
Performance Data

FEBRUARY 28, 2023 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months†	One Year	Three Years	Since Inception
Aquarius International Fund	7.10%	-8.05%	3.39%	0.90%*
MSCI AC WORLD INDEX ex USA Gross Index	7.47%	-6.70%	5.75%	2.16%**

†	Not annualized.

*	The Fund commenced operations on April 17, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2022, are 0.75% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The MSCI ACWI ex USA Gross Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,257 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each Sub-Adviser’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small, micro-cap and large cap stocks, Initial Public Offerings (IPOs), special situations, foreign markets, emerging markets and illiquid securities all of which may be more volatile and less liquid.

1

AQUARIUS INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Actual	$ 1,000.00	$ 1,071.00	$ 3.85	0.75%	7.10%
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2023 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Banks	9.1%	$35,810,175
Pharmaceuticals	8.4	33,119,186
Semiconductors	6.8	26,881,121
Insurance	5.2	20,511,875
Oil & Gas	4.4	17,260,736
Distribution/Wholesale	3.9	15,452,866
Commercial Services	3.2	12,755,850
Healthcare-Products	3.2	12,437,467
Internet	3.1	12,125,140
Telecommunications	2.8	11,170,433
Beverages	2.6	10,444,795
Retail	2.5	9,928,433
Aerospace/Defense	2.4	9,411,305
Apparel	2.3	9,135,661
Cosmetics/Personal Care	1.9	7,649,227
Diversified Financial Services	1.9	7,515,136
Media	1.9	7,312,639
Computers	1.6	6,278,048
Software	1.5	5,890,921
Food	1.5	5,787,028
Machinery-Diversified	1.3	5,231,126
Investment Companies	1.2	4,892,764
Chemicals	1.2	4,847,798
Airlines	1.2	4,660,828
Building Materials	1.2	4,617,014
Mining	1.1	4,361,330
Real Estate	1.0	3,939,975
Machinery-Construction & Mining	1.0	3,770,864
Transportation	0.8	3,213,008
Food Service	0.8	2,943,705
Water	0.7	2,876,259
Electric	0.7	2,690,791
Hand/Machine Tools	0.6	2,513,151
Biotechnology	0.6	2,415,207
Life Sciences Tools & Services	0.5	2,046,300
Electronics	0.4	1,715,470
Engineering & Construction	0.4	1,665,199
Auto Manufacturers	0.4	1,639,314
Lodging	0.4	1,500,396
Agriculture	0.3	1,336,387
Iron/Steel	0.3	1,279,102
Auto Parts & Equipment	0.3	$1,145,804
Electrical Components & Equipment	0.3	1,096,332
Miscellaneous Manufacturing	0.3	1,037,510
Private Equity	0.2	884,396
Healthcare-Services	0.2	878,729
REITS	0.1	575,261
Entertainment	0.1	504,368
Home Furnishings	0.1	441,808
Gas	0.1	415,684
Energy-Alternate Sources	0.1	342,489
Pipelines	0.1	287,267
Holding Companies-Diversification	0.1	277,564
Advertising	0.1	274,912
Toys/Games/Hobbies	0.1	204,254
Forest Products & Paper	0.0	148,967
Office/Business Equipment	0.0	142,083
Coal	0.0	117,307
Home Builders	0.0	75,733
Environmental Control	0.0	70,343
Leisure Time	0.0	59,464
Shipbuilding	0.0	24,065
EXCHANGE TRADED FUNDS
Diversified Financial Services	0.4	1,490,854
PREFERRED STOCKS
Iron/Steel	0.1	232,535
Banks	0.0	148,853
Cosmetics/Personal Care	0.0	93,569
Auto Manufacturers	0.0	48,302
SHORT-TERM INVESTMENTS	10.8	42,798,379
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	857,862
NET ASSETS	100.0%	$395,708,724

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2023 (UNAUDITED)

The following table presents a summary by country of the portfolio holdings of the Fund:

Country	% of Net Assets	Value
COMMON STOCKS:
Argentina	0.0%	$158,801
Australia	0.7	2,736,783
Austria	0.1	235,890
Belgium	1.9	7,525,123
Brazil	1.0	3,869,838
Britain	14.9	59,146,341
Canada	1.3	4,956,292
Cayman Islands	0.1	429,866
Chile	0.1	229,067
China	5.8	23,139,580
Cyprus	0.0	–
Denmark	3.0	11,947,854
Finland	0.9	3,398,779
France	6.7	26,447,661
Germany	4.6	18,037,375
Greece	0.1	252,277
Hong Kong	1.6	6,247,717
India	3.1	12,427,755
Indonesia	0.4	1,678,674
Ireland	4.5	17,787,106
Isle Of Man	0.3	1,004,930
Israel	1.1	4,340,798
Italy	1.8	7,217,611
Japan	6.6	26,082,118
Kazakhstan	0.2	690,209
Luxembourg	0.5	2,048,587
Mexico	0.7	2,919,441
Netherlands	4.1	16,068,394
New Zealand	0.0	125,050
Norway	1.3	5,028,255
Panama	0.0	149,237
Peru	0.1	224,514
Philippines	0.1	$231,000
Portugal	0.0	41,430
Qatar	0.1	254,560
Russia	0.0	20
Singapore	1.0	4,013,018
South Africa	0.3	1,335,170
South Korea	3.6	14,162,949
Spain	0.3	1,046,487
Sweden	1.7	6,739,742
Switzerland	4.9	19,262,298
Taiwan	4.0	15,728,901
Thailand	1.5	6,511,822
Turkey	0.0	62,775
United Arab Emirates	0.3	1,122,530
United States	3.1	12,345,935
Uruguay	0.1	470,920
Vietnam	0.0	156,890
EXCHANGE TRADED FUNDS:
United States	0.4	1,490,854
PREFERRED STOCKS:
Brazil	0.0	345,246
Colombia	0.1	36,142
Germany	0.0	48,302
South Korea	0.0	93,569
SHORT-TERM INVESTMENTS
United States	10.8	42,798,379
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	857,862
NET ASSETS	100.0%	$395,708,724

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
4

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 88.5%
Advertising — 0.1%
Dentsu Group, Inc.	1,800	$57,723
Publicis Groupe SA	2,188	173,699
WPP PLC	3,536	43,490
		274,912
Aerospace/Defense — 2.4%
Airbus SE	1,185	155,200
BAE Systems PLC	273,926	2,958,453
CAE, Inc.*	1,578	35,631
Dassault Aviation SA	263	45,212
Elbit Systems Ltd.	2,255	381,805
MTU Aero Engines AG - ADR	562	68,193
Rheinmetall AG	9,623	2,445,945
Safran SA	580	81,897
Thales SA	23,168	3,238,969
		9,411,305
Agriculture — 0.3%
British American Tabacco PLC - SP ADR	5,128	195,172
Imperial Brands PLC - SP ADR	3,146	76,354
ITC Ltd.	82,119	374,027
Japan Tobacco, Inc.	6,900	140,314
RLX Technology, Inc. - ADR*	23,295	45,425
SLC Agricola SA	44,596	420,367
Wilmar International Ltd.	29,000	84,728
		1,336,387
Airlines — 1.2%
Copa Holdings SA - Class A*	1,616	149,237
Ryanair Holdings PLC - SP ADR*	48,632	4,511,591
		4,660,828
Apparel — 2.3%
adidas AG	23,963	3,578,790
Gildan Activewear, Inc.	5,757	182,785
Hermes International	80	144,811
Kering SA - ADR	990	58,172
LVMH Moet Hennessy Louis Vuitton SE *	5,229	4,346,999
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	333,260
Samsonite International SA (a)*	174,900	490,844
		9,135,661
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG - SP ADR	3,309	113,863
Daimler Truck Holding AG*	1,811	57,362
Ferrari NV	141	36,582
Ferrari NV	642	167,157
Honda Motor Co. Ltd. - SP ADR	1,291	33,527
Hyundai Motor Co.	545	72,536

	Number of Shares	Value
Auto Manufacturers — (Continued)
Iveco Group NV*	1,324	$12,499
Li Auto, Inc. - ADR*	1,693	39,972
Mahindra & Mahindra Ltd.	11,415	175,141
Mercedes-Benz Group AG	3,623	277,676
Nissan Motor Co. Ltd. - SP ADR*	4,601	35,980
Stellantis NV	5,160	89,932
Stellantis NV	2,278	39,910
Toyota Motor Corp.	3,000	40,889
Toyota Motor Corp. - SP ADR	1,862	253,083
Volkswagen AG - ADR	5,060	89,865
Volvo AB - Class B	3,636	72,753
XPeng, Inc. - ADR*	3,429	30,587
		1,639,314
Auto Parts & Equipment — 0.3%
Cie Generale des Etablissements Michelin SCA	1,852	58,183
Continental AG - SP ADR	9,600	69,072
Hyundai Mobis Co. Ltd.	322	51,721
KPIT Technologies Ltd.	43,955	440,550
LG Energy Solution Ltd.*	802	316,800
Magna International, Inc.	3,010	167,747
Vitesco Technologies Group AG*	88	6,109
Weichai Power Co. Ltd. - Class H	24,000	35,622
		1,145,804
Banks — 9.1%
Australia & New Zealand Banking Group Ltd.*	5,980	98,918
Banco do Brasil SA	59,500	458,798
Banco do Brasil SA - SP ADR	11,296	89,126
Banco Santander Brasil SA - ADR	5,655	30,876
Banco Santander SA	37,238	146,621
Bangkok Bank PCL	339,600	1,557,868
Bank Leumi Le-Israel	467,629	3,635,594
Bank Mandiri Persero Tbk PT	1,232,500	807,966
Bank Mandiri Persero Tbk PT - ADR	5,112	67,683
Bank of Ireland Group PLC	361,810	3,986,094
Bank of Montreal	867	82,157
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	21,373
Barclays PLC	126,063	264,554
Bendigo & Adelaide Bank Ltd.	12,614	82,787
BNP Paribas SA	2,636	184,285
BOC Hong Kong Holdings Ltd.	49,500	167,525
CaixaBank SA	65,952	283,189
Canadian Imperial Bank of Commerce	1,146	52,407
China Merchants Bank Co. Ltd. - Class H	35,063	190,269
China Merchants Bank Co. Ltd. - ADR	554	15,047

The accompanying notes are an integral part of the financial statements.
5

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Banks — (Continued)
Commerzbank AG*	18,102	$220,581
Commonwealth Bank of Australia	4,044	273,209
Concordia Financial Group Ltd.	11,723	50,365
Credicorp Ltd.	1,762	224,514
Dah Sing Financial Holdings Ltd.	222,400	600,878
DBS Group Holdings Ltd.	100,700	2,554,874
DBS Group Holdings Ltd. - SP ADR	2,227	227,199
Deutsche Bank AG	8,776	109,349
DNB Bank ASA	85,535	1,706,870
FinecoBank Banca Fineco SpA	137,640	2,378,480
FirstRand Ltd.	13,495	48,134
Fukuoka Financial Group, Inc.	3,000	66,970
Grupo Financiero Banorte SAB de CV	162,385	1,374,590
Grupo Financiero Galicia SA - ADR	11,922	158,801
HDFC Bank Ltd.	140,941	2,725,857
HDFC Bank Ltd. - ADR	8,744	591,444
HSBC Holdings PLC - SP ADR	9,910	379,652
ICICI Bank Ltd. - SP ADR	76,732	1,586,818
Industrial & Commerical Bank China Ltd. - Class H	1,668,000	832,269
ING Groep NV	7,103	99,407
Intesa Sanpaolo SpA	14,336	38,726
Japan Post Bank Co. Ltd.	3,700	31,963
KakaoBank Corp.*	8,265	166,248
Macquarie Group Ltd.	749	95,110
Mediobanca Banca di Credito Finanziario SpA	3,974	42,409
Mitsubishi UFJ Financial Group Inc. - SP ADR	53,334	380,271
National Australia Bank Ltd.	7,689	154,767
National Australia Bank Ltd. - SP ADR	11,208	112,304
Nedbank Group Ltd. - SP ADR	2,666	33,565
Nordea Bank Abp	11,504	145,781
Nordea Bank Abp	93	1,177
Oversea-Chinese Banking Corp. Ltd.	9,000	84,586
Royal Bank of Canada	3,511	356,296
SCB X PCL - NVDR	118,500	348,591
Shinhan Financial Group Co. Ltd. - ADR	9,162	268,172
Shizuoka Financial Group, Inc.	3,900	31,163
Societe Generale SA	2,392	68,936
Standard Bank Group Ltd.	73,030	729,498
State Bank of India	47,499	300,067
Sumitomo Mitsui Financial Group, Inc. - SP ADR	56,610	494,205

	Number of Shares	Value
Banks — (Continued)
Svenska Handelsbanken AB - Class A	195,762	$2,076,441
TCS Group Holding PLC - GDR*‡	3,732	—
The Bank of Nova Scotia	1,685	83,374
The Chiba Bank Ltd.	4,900	35,878
The Toronto-Dominion Bank	3,414	227,202
UBS Group AG	13,717	298,142
UniCredit SpA	2,917	59,677
United Overseas Bank Ltd.	26,200	580,740
Woori Financial Group, Inc. - SP ADR	4,696	131,488
		35,810,175
Beverages — 2.6%
Ambev SA - ADR	8,588	21,900
Anheuser-Busch InBev SA/NV - SP ADR	2,592	157,334
Arca Continental SAB de CV	28,700	243,087
Carlsberg A/S - Class B	499	70,514
China Resources Beer Holdings Co. Ltd.	24,000	177,554
Cia Cervecerias Unidas SA - SP ADR	4,167	63,255
Coca-Cola Europacific Partners PLC	476	26,180
Davide Campari-Milano NV	5,538	62,001
Diageo PLC	123,485	5,240,260
Diageo PLC - SP ADR	2,046	354,040
Endeavour Group Ltd.	2,137	9,806
Fomento Economico Mexicano SAB de CV - SP ADR	461	42,375
Heineken Holding NV	434	37,128
Kirin Holdings Co. Ltd.	1,800	26,943
Pernod Ricard SA	300	62,583
Suntory Beverage & Food Ltd.	800	28,063
Thai Beverage PCL	7,924,600	3,762,553
Tsingtao Brewery Co. Ltd. - Class H	6,000	59,219
		10,444,795
Biotechnology — 0.6%
Argenx SE - ADR*	245	89,675
BeiGene Ltd.*	24,800	429,866
CSL Ltd.	760	151,216
CSL Ltd. - SP ADR	1,030	102,650
Genmab A/S*	4,131	1,554,285
Genmab A/S - SP ADR*	2,330	87,515
		2,415,207
Building Materials — 1.2%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	46,200	228,724

The accompanying notes are an integral part of the financial statements.
6

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Building Materials — (Continued)
CRH PLC	80,421	$3,777,647
CRH PLC - SP ADR	1,441	68,174
Daikin Industries Ltd.	149	25,478
Daikin Industries Ltd. - ADR	820	14,063
Geberit AG	202	109,019
Holcim AG	2,013	124,253
James Hardie Industries PLC - CDI	2,896	60,337
Kingspan Group PLC	554	35,959
Rinnai Corp.	400	28,057
Semen Indonesia Persero Tbk PT - ADR	2,421	22,757
Sika AG	437	122,546
		4,617,014
Chemicals — 1.2%
Air Liquide SA	15,592	2,477,195
Air Liquide SA - ADR	1,948	61,888
Asahi Kasei Corp.	6,000	41,790
BASF SE	1,976	101,176
Chr Hansen Holding A/S	439	30,434
Croda International PLC	584	46,055
Daqo New Energy Corp. - ADR*	804	35,521
EMS-Chemie Holding AG	143	108,354
FUCHS PETROLUB SE	31,938	1,046,037
Givaudan SA	27	81,386
Givaudan SA - ADR	600	36,186
ICL Group Ltd.	12,592	88,522
Koninklijke DSM NV	785	96,735
LG Chem Ltd.	385	197,637
Nippon Sanso Holdings Corp.	1,500	26,742
Nissan Chemical Corp.	500	21,957
Shin Etsu Chemical Co. Ltd. - ADR	2,744	94,942
Shin-Etsu Chemical Co. Ltd.	654	90,665
Solvay SA - Class A	373	42,607
Sumitomo Chemical Co. Ltd.	13,000	45,552
Symrise AG	500	51,085
Umicore SA - ADR	3,052	25,332
		4,847,798
Coal — 0.0%
China Shenhua Energy Co. Ltd. - Class H	39,000	117,307

Commercial Services — 3.2%
Abu Dhabi Ports Co. PJSC*	202,910	341,228
Adyen NV (a)*	1,249	1,770,366
Allfunds Group PLC	141,996	1,236,807
Amadeus IT Group SA - ADR*	1,437	90,258
Ashtead Group PLC	46,401	3,070,319
Bureau Veritas SA	1,739	49,677

	Number of Shares	Value
Commercial Services — (Continued)
China Merchants Port Holdings Co. Ltd.	60,000	$84,109
Edenred	1,223	68,838
Experian PLC	2,543	85,735
GMO Payment Gateway, Inc.	300	24,641
International Container Terminal Services, Inc.	40,107	144,681
Intertek Group PLC	1,279	64,196
Localiza Rent a Car SA - SP ADR	4,006	42,448
New Oriental Education & Technology Group, Inc. - SP ADR*	2,260	87,507
Offcn Education Technology Co. Ltd. - Class A*	252,500	207,391
Recruit Holdings Co. Ltd.	3,892	104,367
RELX PLC	165,322	4,985,360
Rentokil Initial PLC	7,414	45,604
Ritchie Bros Auctioneers, Inc.	545	33,338
TAL Education Group - ADR*	7,594	53,386
The Bidvest Group Ltd.	3,146	40,142
TravelSky Technology Ltd. - Class H	51,000	100,669
Worldline SA(a)*	595	24,783
		12,755,850
Computers — 1.6%
AutoStore Holdings Ltd.(a)*	481,390	1,000,190
CGI, Inc.*	1,307	117,133
Check Point Software Technologies Ltd.*	457	56,540
Computershare Ltd.	1,973	32,817
CyberArk Software Ltd.*	576	83,387
Infosys Ltd. - SP ADR	22,690	407,059
Lenovo Group Ltd.	432,000	388,758
Nomura Research Institute Ltd.	71,000	1,586,273
NTT Data Corp.	3,100	43,011
Teleperformance	7,989	2,073,842
Wipro Ltd. - ADR	95,357	445,317
WNS Holdings Ltd. - ADR*	503	43,721
		6,278,048
Cosmetics/Personal Care — 1.9%
Beiersdorf AG	432	51,557
Dabur India Ltd.	41,042	264,247
Essity AB - Class B	5,178	139,664
Haleon PLC - ADR*	9,632	75,900
Haleon PLC*	208,987	808,707
Kose Corp.	200	22,611
Lion Corp.	800	8,631
L’Oreal SA	148	58,500
L’Oreal SA - ADR	3,400	269,348
Proya Cosmetics Co. Ltd. - Class A	35,777	940,896
Shiseido Co. Ltd.	1,200	55,293

The accompanying notes are an integral part of the financial statements.
7

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Cosmetics/Personal Care — (Continued)
Unicharm Corp.	3,287	$121,660
Unilever PLC	87,546	4,367,714
Unilever PLC - SP ADR	9,303	464,499
		7,649,227
Distribution/Wholesale — 3.9%
Azelis Group NV	88,825	2,249,137
Bunzl PLC	136,666	4,869,528
Ferguson PLC	14,722	2,119,390
Ferguson PLC	28,886	4,162,472
IMCD NV	11,068	1,751,963
ITOCHU Corp.	3,700	110,595
ITOCHU Corp. - ADR	426	25,409
Mitsubishi Corp.	800	27,177
Mitsui & Co. Ltd.	3,159	88,660
Sendas Distribuidora SA - ADR	2,775	48,535
		15,452,866
Diversified Financial Services — 1.9%
Deutsche Boerse AG	24,395	4,253,844
Deutsche Boerse AG - ADR	2,810	48,838
Futu Holdings Ltd. - ADR *	852	41,927
Hong Kong Exchange & Clearing Ltd.	1,780	71,294
Housing Development Finance Corp. Ltd.	26,492	835,142
Japan Exchange Group, Inc. - ADR	80,100	1,194,660
KB Financial Group, Inc.	12,336	477,762
KB Financial Group, Inc. - ADR	6,431	247,787
London Stock Exchange Group PLC	791	70,574
London Stock Exchange Group PLC - ADR	2,464	55,588
Sanlam Ltd. -SP ADR	5,156	33,530
SBI Holdings, Inc.	2,600	56,044
Singapore Exchange Ltd.	6,000	38,750
St James’s Place PLC	5,807	89,396
		7,515,136
Electric — 0.7%
Algonquin Power & Utilities Corp.	4,799	36,616
China Resources Power Holdings Co. Ltd.	14,000	28,587
Dubai Electricity & Water Authority PJSC	625,948	405,585
E.ON SE	4,732	51,630
Electricite de France SA	2,132	26,598
Elia Group SA/NV	478	62,966
Enel SpA	25,288	141,854
Engie SA - SP ADR	8,968	130,574
Equatorial Energia SA	78,400	380,960

	Number of Shares	Value
Electric — (Continued)
Fortis, Inc.	3,649	$144,391
Fortum Oyj	2,493	38,102
Iberdrola SA	11,694	134,053
Iberdrola SA - SP ADR	1,618	74,193
Meridian Energy Ltd.	15,956	52,373
National Grid PLC	5,579	70,015
National Grid PLC - SP ADR	2,605	163,881
Orsted AS (a)	320	27,854
Power Assets Holdings Ltd.	33,500	179,184
Power Grid Corp. of India Ltd.	134,029	360,043
RWE AG	1,019	43,254
SSE PLC - SP ADR	5,415	113,228
Tokyo Electric Power Co. Holdings, Inc.*	7,500	24,850
		2,690,791
Electrical Components & Equipment — 0.3%
ABB Ltd.	4,533	150,845
Delta Electronics, Inc.	66,000	617,477
Legrand SA	942	87,010
Schneider Electric SE	698	111,999
Schneider Electric SE - ADR	4,025	129,001
		1,096,332
Electronics — 0.4%
AAC Technologies Holdings, Inc.*	32,000	71,518
Azbil Corp.	1,400	36,408
BYD Electronic International Co. Ltd.	23,500	68,523
Hirose Electric Co. Ltd.	427	52,207
Hon Hai Precision Industry Co. Ltd.	141,353	467,596
Hoya Corp.	670	66,332
Hoya Corp. - SP ADR	487	47,948
Kyocera Corp.	500	24,608
Murata Manufacturing Co. Ltd.	1,619	86,661
Murata Manufacturing Co. Ltd. - ADR	5,048	67,517
Nidec Corp.	78	3,958
Nidec Corp. - SP ADR	4,640	58,882
Samsung Electronic-Mechanics Co. Ltd.	3,325	361,514
Sinbon Electronics Co. Ltd.	31,000	301,798
		1,715,470
Energy-Alternate Sources — 0.1%
Energy Absolute PCL - NVDR	122,700	271,722
Vestas Wind System A/S	2,480	70,767
		342,489
Engineering & Construction — 0.4%
Aeroports de Paris*	206	29,848

The accompanying notes are an integral part of the financial statements.
8

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Engineering & Construction — (Continued)
Airports of Thailand PCL - NVDR*	277,500	$571,088
Auckland International Airport Ltd.*	13,450	72,677
Ferrovial SA	3,085	85,627
Grupo Aeroportuario del Pacifico SAB de CV - SP ADR	392	74,511
Grupo Aeroportuario del Sureste SAB de CV - SP ADR	471	134,791
Larsen & Toubro Ltd.	22,043	561,807
Vinci SA	317	36,045
Vinci SA - ADR	3,476	98,805
		1,665,199
Entertainment — 0.1%
Evolution AB - ADR	336	40,555
Flutter Entertainment PLC*	244	39,176
MultiChoice Group	5,548	42,596
MultiChoice Group Ltd. - ADR	93	703
OPAP SA	16,254	252,277
Oriental Land Co. Ltd.	613	97,887
The Lottery Corp. Ltd. *	8,950	31,174
		504,368
Environmental Control — 0.0%
China Conch Environment Protection Holdings Ltd.*	21,500	7,956
China Conch Venture Holdings Ltd.	31,000	62,387
		70,343
Food — 1.5%
Aeon Co. Ltd.	5,200	96,990
Ajinomoto Co., Inc.	1,500	44,261
Associated British Foods PLC	1,593	38,400
Barry Callebaut AG	25	49,779
China Mengniu Dairy Co. Ltd.	32,703	143,948
Chocoladefabriken Lindt & Spruengli AG	6	65,734
Cia Brasileira de Distribuicao - SP ADR *	2,775	8,269
Coles Group Ltd.	6,998	85,471
Danone SA	2,502	140,643
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	33,600	398,146
Kerry Group PLC - SP ADR	308	29,731
Koninklijke Ahold Delhaize NV	101,440	3,220,905
Koninklijke Ahold Delhaize NV - SP ADR	4,031	128,024
Masan Group Corp.	45,460	156,890
MEIJI Holdings Co. Ltd.	500	22,898
Nestle SA	1,079	121,572
Nestle SA - SP ADR	6,845	770,165

	Number of Shares	Value
Food — (Continued)
Nisshin Seifun Group, Inc.	2,700	$31,199
Seven & i Holdings Co. Ltd.	600	26,824
Seven & i Holdings Co. Ltd. - ADR	3,000	67,140
Tesco PLC	14,561	44,606
Yakult Honsha Co. Ltd.	1,400	95,433
		5,787,028
Food Service — 0.8%
Compass Group PLC	120,090	2,774,292
Compass Group PLC - SP ADR	7,353	169,413
		2,943,705
Forest Products & Paper — 0.0%
Suzano SA - SP ADR	3,086	28,175
Svenska Cellulosa AB SCA - Class B	4,527	63,176
UPM-Kymmene Oyj	1,590	57,616
		148,967
Gas — 0.1%
ENN Energy Holdings Ltd.	29,200	415,684

Hand/Machine Tools — 0.6%
Alleima AB *	657	3,552
Amada Co. Ltd.	174,200	1,585,244
Disco Corp.	1,500	470,343
Schindler Holding AG	651	140,295
Techtronic Industrials Co. Ltd.	31,500	313,717
		2,513,151
Healthcare-Products — 3.2%
Alcon, Inc.	61,711	4,207,629
Alcon, Inc.	1,673	114,166
Asahi Intecc Co. Ltd.	1,900	32,349
China Medical System Holdings Ltd.	21,000	31,615
Cochlear Ltd.	376	56,071
Coloplast A/S - SP ADR	1,070	12,284
Coloplast A/S - Class B	327	37,784
EssilorLuxottica SA	26,573	4,606,510
EssilorLuxottica SA - ADR	144	12,478
Getinge AB - Class B	1,494	32,111
Olympus Corp.	1,400	23,584
Sartorius Stedim Biotech	6,367	2,073,706
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	24,000	38,740
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	11,800	533,167
Smith & Nephew PLC	2,921	41,678
Sonova Holding AG	2,235	549,668
Terumo Corp.	1,262	33,927
		12,437,467

The accompanying notes are an integral part of the financial statements.
9

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Healthcare-Services — 0.2%
Aier Eye Hospital Group Co. Ltd. - Class A	43,100	$193,789
BioMerieux	307	30,062
Lonza Group AG	182	108,407
Lonza Group AG - ADR	370	22,033
Max Healthcare Institute Ltd.*	58,390	300,762
Sonic Healthcare Ltd. - SP ADR	3,345	72,921
Wuxi Biologics Cayman, Inc.(a)*	21,536	150,755
		878,729
Holding Companies-Diversification — 0.1%
MELI Kaszek Pioneer Corp. - Class A*	23,189	236,760
Swire Pacific Ltd. - Class A	5,000	40,804
		277,564
Home Builders — 0.0%
Sekisui House Ltd.	4,000	75,733

Home Furnishings — 0.1%
Electrolux AB - Class B	972	11,762
Hoshizaki Corp.	800	28,361
Sony Group Corp. - SP ADR	4,806	401,685
		441,808
Insurance — 5.2%
Admiral Group PLC	57,305	1,516,404
Aegon NV	14,288	74,344
Ageas SA/NV	2,481	111,965
AIA Group Ltd.	100,400	1,067,053
AIA Group, Ltd. - SP ADR	12,131	515,810
Allianz SE - ADR	6,060	141,925
Aon PLC - Class A	23,949	7,281,693
AXA SA	2,251	70,932
Baloise Holding AG	522	86,927
Cathay Financial Holding Co. Ltd.	24,000	34,034
China Pacific Insurance Group Co. Ltd. - Class H	40,400	107,163
Dai-ichi Life Holdings, Inc.	6,692	142,769
Hannover Rueck SE	421	81,757
Lancashire Holdings Ltd.	293,742	2,162,004
Legal & General Group PLC	36,815	113,320
M&G PLC	12,144	31,278
Manulife Finanical Corp.	6,860	135,554
MS&AD Insurance Group Holdings, Inc.	900	29,452
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	295	101,621
New China Life Insurance Co. Ltd. - Class H	45,800	110,999
NN Group NV	3,039	123,008

	Number of Shares	Value
Insurance — (Continued)
PICC Property & Casualty Co. Ltd. - Class H	48,000	$42,161
Ping An Insurance Group Co. of China Ltd. - Class H	156,000	1,064,940
Sampo Oyj - Class A	60,789	2,959,214
Sompo Holdings, Inc.	600	25,759
Sun Life Financial, Inc.	2,753	132,970
Suncorp Group Ltd.	18,597	160,419
Swiss Re AG	544	56,830
T&D Holdings, Inc.	5,200	78,750
Tokio Marine Holdings, Inc.	4,200	89,169
Topdanmark AS	33,163	1,773,896
Zurich Insurance Group AG	185	87,755
		20,511,875
Internet — 3.1%
Alibaba Group Holding Ltd.*	129,000	1,417,896
Alibaba Group Holdings, Ltd. - SP ADR*	1,747	153,369
Auto Trader Group PLC (a)	5,141	36,769
Delivery Hero SE (a)*	740	29,737
iQIYI, Inc. - ADR*	12,194	94,260
JD.com, Inc. - ADR	2,393	106,345
JOYY, Inc., ADR	2,046	64,244
Meituan - Class B (a)*	30,673	532,328
MercadoLibre, Inc.*	386	470,920
MonotaRO Co. Ltd.	29,700	403,961
Naspers Ltd. - SP ADR	4,780	169,212
NAVER Corp.	1,223	192,258
PDD Holdings, Inc. - ADR*	5,346	469,005
Prosus NV	2,237	160,368
Rakuten Group, Inc.	5,500	27,111
Sea Ltd. - ADR*	1,601	100,047
SEEK Ltd.	4,272	69,218
Shopify, Inc. - Class A*	731	30,073
Tencent Holdings Ltd.	148,530	6,524,686
Tencent Holdings, Ltd. - ADR	7,992	351,328
Trip.com Group Ltd. - ADR*	17,242	612,953
United Internet AG	2,260	49,388
Wix.com Ltd.*	389	35,216
ZOZO, Inc.	1,100	24,448
		12,125,140
Investment Companies — 1.2%
Groupe Bruxelles Lambert NV	57,253	4,806,148
L E Lundbergforetagen AB - Class B	1,867	86,616
		4,892,764
Iron/Steel — 0.3%
BlueScope Steel Ltd.	6,357	81,336
Cia Siderurgica Nacional SA - SP ADR	41,580	134,719

The accompanying notes are an integral part of the financial statements.
10

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Iron/Steel — (Continued)
Fortescue Metals Group Ltd.	5,658	$81,079
Nippon Steel Corp.	8,000	178,782
Posco Holdings, Inc. - SP ADR	3,580	218,344
Vale SA - SP ADR	35,792	584,842
		1,279,102
Leisure Time — 0.0%
Shimano, Inc.	236	36,698
Yamaha Corp.	600	22,766
		59,464
Life Sciences Tools & Services — 0.5%
Eurofins Scientific SE *	29,361	2,046,300

Lodging — 0.4%
Galaxy Entertainment Group Ltd.	121,000	805,575
Huazhu Group Ltd. - ADR	12,512	592,693
InterContinental Hotels Group PLC	1,515	102,128
		1,500,396
Machinery-Construction & Mining — 1.0%
Epiroc AB - Class A *	75,651	1,453,851
Hitachi Ltd.	901	45,607
Hitachi Ltd. - ADR	1,830	184,628
Komatsu Ltd.	4,400	105,272
Mitsubishi Electical Corp.	5,500	61,805
Siemens Energy AG *	960	19,237
The Weir Group PLC	83,539	1,900,464
		3,770,864
Machinery-Diversified — 1.3%
Accelleron Industries AG*	226	5,571
Atlas Copco AB - Class A	6,804	80,779
Atlas Copco AB - Class A - SP ADR	6,624	78,296
CNH Industrial NV	6,623	108,566
GEA Group AG	81,076	3,564,085
Haitian International Holdings Ltd.	31,000	81,027
Husqvarna AB - Class B	4,490	39,755
Jiangsu Hengli Hydraulic Co. Ltd. - Class A	43,800	434,981
Keyence Corp.	500	216,114
KION Group AG	1,235	48,370
Kubota Corp. - SP ADR	883	66,635
Omron Corp.	500	26,841
SMC Corp.	110	55,914
SMC Corp. - SP ADR	2,280	57,980
Spirax-Sarco Engineering PLC	358	50,278
Sumitomo Heavy Industries Ltd.	2,000	47,086
WEG SA	36,100	268,848
		5,231,126

	Number of Shares	Value
Media — 1.9%
Grupo Televisa SAB - SP ADR	5,156	$25,574
Informa PLC	4,850	38,960
Liberty Media Corp-Liberty Formula One - Class C*	7,779	527,961
Pearson PLC - SP ADR	15,198	166,874
Shaw Communications, Inc. - Class B	9,386	271,912
Thomson Reuters Corp.	1,419	171,741
Wolters Kluwer NV - SP ADR	52,108	6,032,405
Wolters Kluwer NV - SP ADR	667	77,212
		7,312,639
Mining — 1.1%
Agnico Eagle Mines Ltd.	1,485	68,355
Antofagasta PLC	8,790	165,812
Barrick Gold Corp.	6,196	99,879
BHP Group Ltd. - SP ADR	4,374	266,683
Boliden AB	2,900	118,717
Cameco Corp.	3,460	94,596
Franco-Nevada Corp.	1,038	132,418
MMC Norilsk Nickel PJSC - ADR ‡	2,034	20
Norsk Hydro ASA	15,202	110,652
Polyus PJSC*‡	1,719	—
Rio Tinto PLC - SP ADR	1,210	84,373
South32 Ltd.	44,192	128,397
Southern Copper Corp.	30,603	2,255,135
Sumitomo Metal Mining Co. Ltd.	2,000	74,450
Teck Resources Ltd. - Class B	8,215	327,943
United Tractors Tbk PT	149,100	272,712
Wheaton Precious Metals Corp.	2,998	124,867
Zijin Mining Group Co. Ltd. - Class H	24,000	36,321
		4,361,330
Miscellaneous Manufacturing — 0.3%
Alstom SA	1,445	42,408
Knorr-Bremse AG	679	46,148
Largan Precision Co. Ltd.	4,000	287,560
Orica Ltd.	5,536	60,147
POSCO Chemical Co. Ltd.	1,732	288,979
Siemens AG	1,920	292,592
Sunny Optical Technology Group Co. Ltd.	1,469	16,705
Toshiba Corp.	96	2,971
		1,037,510
Office/Business Equipment — 0.0%
Canon, Inc.	2,700	58,110
FUJIFILM Holdings Corp.	1,800	83,973
		142,083

The accompanying notes are an integral part of the financial statements.
11

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Oil & Gas — 4.4%
Aker BP ASA	1,947	$52,258
BP PLC - SP ADR	1	40
Canadian Natural Resources Ltd.	4,335	244,971
DCC PLC	93,500	5,192,662
Eni SpA	97,787	1,381,143
Equinor ASA	67,375	2,062,575
Equinor ASA - SP ADR	3,137	95,710
Exxon Mobil Corp.	9,686	1,064,588
Galp Energia SGPS SA	3,396	41,430
Imperial Oil Ltd.	2,792	137,813
Inpex Corp.	6,228	65,297
Neste Oyj	756	36,463
OMV AG	4,843	235,890
Petro Rio SA*	41,800	272,814
Petroleo Brasileiro - SP ADR	73,260	812,453
Reliance Industries Ltd.	34,614	970,858
Repsol SA	7,844	124,051
Santos Ltd.	19,946	93,135
Shell PLC - ADR	60,743	3,691,352
Suncor Energy, Inc.	945	31,752
TotalEnergies SE - SP ADR	7,259	449,405
Ultrapar Participacoes SA - SP ADR	10,793	27,414
Woodside Energy Group Ltd.	7,291	176,662
		17,260,736
Pharmaceuticals — 8.4%
Alfresa Holdings Corp.	260,800	3,149,609
Aspen Pharmacare Holdings Ltd. - ADR	6,986	54,561
Astellas Pharma, Inc.	116,900	1,641,578
AstraZeneca PLC	22,698	2,957,048
AstraZeneca PLC - SP ADR	8,296	540,733
Bayer AG	1,690	100,354
Chugai Pharmaceutical Co. Ltd.	2,000	49,755
Cipla Ltd.	46,299	507,258
CSPC Pharmaceutical Group Ltd.	23,040	24,752
Daiichi Sankyo Co. Ltd.	3,548	111,749
Daiichi Sankyo Co. Ltd. - SP ADR	876	27,647
Dr. Reddy’s Laboratories Ltd. - ADR	6,244	326,249
GSK PLC	170,180	2,915,329
GSK PLC - SP ADR	3,543	121,419
Kobayashi Pharmaceutical Co. Ltd.	400	24,081
Kyowa Kirin Co. Ltd.	2,500	53,501
Merck KGaA	587	111,232
Novartis AG	46,199	3,888,114
Novartis AG - SP ADR	5,833	490,672

	Number of Shares	Value
Pharmaceuticals — (Continued)
Novo Nordisk A/S - Class B	29,129	$4,114,625
Novo-Nordisk AS - SP ADR	6,449	909,244
Ono Pharmaceutical Co. Ltd.	2,900	59,067
Orion Oyj - Class B	672	31,665
Otsuka Holdings Co. Ltd.	800	24,237
Recordati Industria Chimica e Farmaceutica SpA	68,317	2,897,083
Roche Holdings AG	10,794	3,112,331
Roche Holdings AG - SP ADR	12,016	433,177
Sanofi	36,465	3,409,408
Sanofi - ADR	5,762	269,950
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	10,000	29,256
Sinopharm Group Co. Ltd. - Class H	36,400	97,491
Sun Pharmaceutical Industries Ltd.	48,974	566,377
UCB SA	810	69,634
		33,119,186
Pipelines — 0.1%
Enbridge, Inc.	6,937	260,276
TC Energy Corp.	678	26,991
		287,267
Private Equity — 0.2%
3i Group PLC	3,463	67,751
Antin Infrastructure Partners SA	15,382	336,469
Bridgepoint Group PLC (a)	34,077	102,177
Macquarie Korea Infrastructure Fund	30,578	288,040
Partners Group Holding AG	95	89,959
		884,396
Real Estate — 1.0%
China Resources Land Ltd.	149,714	665,220
CK Asset Holdings Ltd.	20,500	128,577
Corp Inmobiliaria Vesta SAB de CV	166,200	481,345
Country Garden Holdings Co. Ltd.	1,116,000	342,236
Daito Trust Construction Co. Ltd.	300	28,260
DLF Ltd.	89,155	378,894
Great Eagle Holdings Ltd.	377,662	893,223
Henderson Land Development Co. Ltd	23,000	80,734
Iguatemi SA	52,600	193,604
KE Holdings, Inc. - ADR*	26,892	490,779
REA Group Ltd.	633	52,124
Sunac Services Holdings Ltd.(a)	619	247
Swire Properties Ltd.	22,200	58,419
The Wharf Holdings Ltd.	14,000	31,000
Vonovia SE	1,533	38,553

The accompanying notes are an integral part of the financial statements.
12

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Real Estate — (Continued)
Wharf Real Estate Investment Co. Ltd.	14,000	$76,760
		3,939,975
REITS — 0.1%
CapitaLand Ascendas REIT	23,000	47,239
CapitaLand Integrated Commercial Trust	25,000	35,963
Goodman Group	6,677	88,825
Japan Metropolitan Fund Invest	76	57,058
Japan Real Estate Investment Corp.	15	62,120
Mirvac Group	19,373	29,497
Nippon Prologis REIT, Inc.	12	25,597
Scentre Group	14,492	28,944
Segro PLC	2,361	23,320
Stockland	11,630	29,958
The GPT Group	9,864	31,138
Unibail-Rodamco-Westfield*	938	59,270
United Urban Investment Corp.	51	56,332
		575,261
Retail — 2.5%
Abu Dhabi National Oil Co for Distribution PJSC	319,455	375,717
ANTA Sports Products Ltd.	15,361	202,846
Astra International Tbk PT - ADR	3,615	28,830
Cie Financiere Richemont SA - ADR	12,160	182,035
Fast Retailing Co. Ltd.	441	87,060
Haidilao International Holding Ltd.(a)*	128,000	354,525
Hennes & Mauritz AB - Class B	6,863	86,477
Industria de Diseno Textil SA	2,234	68,822
Jardine Cycle & Carriage Ltd.	4,000	88,181
Li Ning Co. Ltd.	59,500	507,696
McDonald’s Holdings Co. Japan Ltd.	2,600	102,928
Next PLC	952	78,313
Pan Pacific International Holdings Corp.	1,600	29,246
PriceSmart, Inc.	2,999	209,090
Restaurant Brands International, Inc.	3,260	210,237
Shanghai M&G Stationery, Inc. - Class A	44,700	348,966
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	70,187
Sundrug Co. Ltd.	24,100	652,501
The Swatch Group AG	10,040	3,493,870
Tsuruha Holdings, Inc.	29,400	2,070,457
USS Co. Ltd.	1,700	27,580

	Number of Shares	Value
Retail — (Continued)
Wal-Mart de Mexico SAB de CV - SP ADR	1,815	$71,330
Welcia Holdings Co. Ltd.	4,000	87,565
Yum China Holdings, Inc.	5,971	350,677
Zalando SE(a)*	717	28,407
Zhongsheng Group Holdings Ltd.	23,000	114,890
		9,928,433
Semiconductors — 6.8%
ASE Technology Holding Co. Ltd. - ADR	6,033	43,257
ASML Holding NV	2,203	1,357,830
ASML Holding NV - ADR	1,488	919,182
ASPEED Technology, Inc.	4,000	359,530
Hamamatsu Photonics KK	800	39,257
MediaTek, Inc.	32,000	751,329
Parade Technologies Ltd.	9,000	279,864
Rohm Co. Ltd.	40	3,081
Samsung Electronic Co. Ltd.	117,514	5,376,844
Samsung Electronic Co., Ltd. - GDR	3,812	4,362,517
SK Hynix, Inc.	11,197	756,747
SUMCO Corp.	34	469
Taiwan Semiconductor Manufacturing Co. Ltd.	269,122	4,452,326
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	87,925	7,655,630
Tokyo Electron Ltd.	400	137,241
Tokyo Electron Ltd. - ADR	1,048	89,939
United Microelectronics Corp. - SP ADR	36,418	296,078
		26,881,121
Shipbuilding — 0.0%
Hyundai Mipo Dockyard Co. Ltd.*	454	24,065

Software — 1.5%
Bilibili, Inc. - SP ADR*	6,322	122,015
BlackBerry Ltd.*	10,732	41,640
Dassault Systemes SE	2,375	91,652
Dassault Systemes SE - SP ADR	2,450	94,619
Kaspi.KZ JSC - GDR	9,277	690,209
Kingdee International Software Group Co. Ltd.*	41,000	76,607
Kingsoft Corp. Ltd.	21,000	69,334
NetEase, Inc.	96,100	1,493,438
NetEase, Inc. - ADR	2,660	206,522
Nexon Co. Ltd.	2,300	49,892
Playtech PLC*	148,394	1,004,930
SAP SE - SP ADR	3,821	434,906

The accompanying notes are an integral part of the financial statements.
13

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Software — (Continued)
SimCorp A/S	20,641	$1,479,399
TeamViewer AG - ADR*	4,442	35,758
		5,890,921
Telecommunications — 2.8%
America Movil SAB de CV - Class L - SP ADR	22,927	471,838
BCE, Inc.	5,954	263,464
Bharti Airtel Ltd.	29,660	266,117
Chunghwa Telecom Co. Ltd.	81,000	306,249
Chunghwa Telecom Co. Ltd. - SP ADR	4,171	156,037
Deutsche Telekom AG	1,461	32,789
Deutsche Telekom AG - SP ADR	5,690	128,195
Elisa Oyj	1,238	70,304
GDS Holdings Ltd. - ADR*	5,564	107,107
Hikari Tsushin, Inc.	200	29,030
HKT Trust & HKT Ltd.	35,000	45,503
KDDI Corp.	173,348	5,071,795
KT Corp.	15,784	363,471
Millicom International Cellular SA - SDR*	116	2,287
MTN Group Ltd.	23,254	183,229
Nice Ltd. - SP ADR*	288	59,734
Nippon Telegraph & Telephone Corp.	3,000	86,930
Nippon Telegraph & Telephone Corp. - ADR	984	28,556
Nokia Oyj - SP ADR	12,708	58,457
Orange SA	4,154	47,423
PLDT, Inc. - SP ADR	3,681	86,319
Rogers Communications, Inc. - Class B	1,628	77,786
Singapore Telecommunications Ltd.	60,600	106,467
SK Telecom Co. Ltd. - SP ADR	1	19
Swisscom AG	251	154,878
Telefonaktiebolaget LM Ericsson - Class B	425,317	2,355,237
Telefonica SA	9,725	39,673
Telekomunikasi Indonesia Persero Tbk PT	1,444,800	368,043
Telekomunikasi Indonesia Persero Tbk PT - ADR	3,467	89,310
Turkcell Iletisim Hizmetleri AS - ADR	15,018	62,775
Vodafone Group PLC - SP ADR	4,295	51,411
		11,170,433
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	49,433
Nintendo Co. Ltd.	2,700	101,080

	Number of Shares	Value
Toys/Games/Hobbies — (Continued)
Nintendo Co. Ltd. - ADR	5,760	$53,741
		204,254
Transportation — 0.8%
Canadian National Railway Co.	3,433	390,984
Canadian Pacific Railway Ltd.	2,120	160,993
Deutsche Post AG - SP ADR	1,603	68,095
DSV A/S	9,379	1,704,223
DSV A/S - ADR	826	75,030
East Japan Railway Co.	1,500	75,756
Getlink SE	1,582	26,569
Keio Corp.	1,500	52,263
Keisei Electric Railway Co. Ltd.	1,000	28,906
Kintetsu Group Holdings Co. Ltd.	800	24,236
Mitsui OSK Lines Ltd.	9,000	235,081
Qatar Gas Transport Co. Ltd.	254,080	254,560
SG Holdings Co. Ltd.	3,200	46,139
Tobu Railway Co. Ltd.	2,100	46,885
West Japan Railway Co.	600	23,288
		3,213,008
Water — 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	4,592	45,690
Guangdong Investment Ltd.	30,000	30,316
United Utilities Group PLC	229,334	2,800,253
		2,876,259
TOTAL COMMON STOCKS
(Cost $321,671,244)		350,038,370

EXCHANGE TRADED FUNDS - 0.4%
Diversified Financial Services — 0.4%
iShares MSCI Saudi Arabia ETF	41,093	1,490,854
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,628,819)		1,490,854

PREFERRED STOCKS - 0.1%
Auto Manufacturers — 0.0%
Porsche Automobil Holding SE 4.787%	851	48,302

Banks — 0.0%
Banco Bradesco SA - ADR 7.546%	44,550	112,711
Bancolombia SA - SP ADR 9.671%	1,414	36,142
		148,853
Cosmetics/Personal Care — 0.0%
LG H&H Co. Ltd. 1.416%	433	93,569

The accompanying notes are an integral part of the financial statements.
14

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Iron/Steel — 0.1%
Gerdau SA - SP ADR 12.878%	42,511	$232,535
TOTAL PREFERRED STOCKS
(Cost $677,502)		523,259

SHORT-TERM INVESTMENTS - 10.8%
U.S. Bank Money Market Deposit Account, 4.25% (b)	42,798,379	42,798,379
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,798,379)		42,798,379

TOTAL INVESTMENTS — 99.8%
(Cost $366,775,944)		394,850,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		857,862
NET ASSETS — 100.0%		$395,708,724

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 28, 2023, total market value of Rule 144A securities is $4,548,982 and represents 1.15% of net assets.

(b)	The rate shown is as of February 28, 2023.

‡

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by the Adviser, as Valuation Designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $20 or 0.00% of net assets.

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SDR	Special Drawing Right

SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.
15

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)

ASSETS
Investments, at value (cost $323,977,565)	$352,052,483
Short-term investments, at value (cost $42,798,379)	42,798,379
Foreign currency at value (cost $324,997)	325,329
Receivables for:
Dividends	1,096,869
Investments sold	699,172
Capital shares sold	14,980
Prepaid expenses and other assets	95,441
Total assets	$397,082,653

LIABILITIES
Payables for:
Investments purchased	914,829
Capital shares redeemed	7,020
Sub-advisory fees	144,596
Other accrued expenses and liabilities	307,484
Total liabilities	1,373,929
Net assets	$395,708,724

NET ASSETS CONSIST OF:
Par value	$40,220
Paid-in capital	399,673,572
Total distributable earnings/(loss)	(4,005,068)
Net assets	$395,708,724

CAPITAL SHARES:
Net Assets	$395,708,724
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	40,220,035
Net asset value, offering and redemption price per share	$9.84

The accompanying notes are an integral part of the financial statements.
16

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE Six Months ENDED FEBRUARY 28, 2023 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $286,019)	$3,199,650
Total investment income	3,199,650

EXPENSES
Sub-advisory fees (Note 2)	854,850
Custodian fees (Note 2)	217,527
Administration and accounting services fees (Note 2)	114,623
Transfer agent fees (Note 2)	28,376
Director fees	21,969
Legal fees	21,315
Audit fees and tax services	20,619
Officer fees	12,409
Registration and filing fees	6,896
Printing and shareholder reporting fees	2,955
Other expenses	71,031
Total expenses	1,372,570
Net investment income/(loss)	1,827,080

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions	(10,059,319)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	33,921,929
Net realized and unrealized gain/(loss) on investments	23,862,610
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,689,690

The accompanying notes are an integral part of the financial statements.
17

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$1,827,080	$5,581,660
Net realized gain/(loss) from investments and foreign currency transactions	(10,059,319)	(12,646,664)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	33,921,929	(83,378,012)
Net increase/(decrease) in net assets resulting from operations	25,689,690	(90,443,016)

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(4,179,382)	(5,072,140)
Net decrease in net assets from dividends and distributions to shareholders	(4,179,382)	(5,072,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,994,236	89,693,476
Reinvestment of distributions	3,505,305	4,234,119
Shares redeemed	(19,967,074)	(25,570,223)
Net increase/(decrease) in net assets resulting from capital share transactions	18,532,467	68,357,372
Total increase/(decrease) in net assets	40,042,775	(27,157,784)

NET ASSETS:
Beginning of period	355,665,949	382,823,733
End of period	$395,708,724	$355,665,949

SHARE TRANSACTIONS:
Shares sold	3,714,175	8,416,052
Shares reinvested	366,281	363,131
Shares redeemed	(2,124,983)	(2,483,280)
Net increase/(decrease) in shares	1,955,473	6,295,903

The accompanying notes are an integral part of the financial statements.
18

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Period April 17, 2018(1) to August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.29		$11.97	$9.93	$9.27	$9.61	$10.00
Net investment income/(loss)(2)	0.05		0.16	0.12	0.12	0.14	0.08
Net realized and unrealized gain/(loss) from investments	0.61		(2.69)	2.00	0.67	(0.35)	(0.47)
Net increase/(decrease) in net assets resulting from operations	0.66		(2.53)	2.12	0.79	(0.21)	(0.39)
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.15)	(0.08)	(0.13)	(0.13)	—
Total dividends and distributions to shareholders	(0.11)		(0.15)	(0.08)	(0.13)	(0.13)	—
Net asset value, end of period	$9.84		$9.29	$11.97	$9.93	$9.27	$9.61
Total investment return/(loss)(3)	7.10	%(4)	(21.38)%	21.46%	8.61%	(2.12)%	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$395,709		$355,666	$382,824	$278,956	$163,375	$176,968
Ratio of expenses to average net assets	0.75	%(5)	0.73%	0.75%	0.75%	0.94%	0.80	%(5)
Ratio of net investment income/(loss) to average net assets	1.00	%(5)	1.48%	1.08%	1.24%	1.56%	2.21	%(5)
Portfolio turnover rate	26	%(4)	52%	48%	55%	81%	36	%(4)

(1)	Commencement of operations.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex dividend into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is for the six months ended February 28, 2023 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	Prices are determined using quoted prices in active markets for identical securities.

● Level 2	—	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	—	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$350,038,370	$72,205,483	$277,832,867	$20
Exchange Traded Funds	1,490,854	1,490,854	—	—
Preferred Stocks	523,259	381,388	141,871	—
Short-Term Investments	42,798,379	42,798,379	—	—
Total Investments*	$394,850,862	$116,876,104	$277,974,738	$20

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Mawer Investment Management, Ltd. and Setanta Asset Management Limited each serves as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in

23

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets, (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $854,850, or the rate of 0.47%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. During the current fiscal period, the Adviser received $55,829.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$100,526,126	$83,601,014

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The

24

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$364,987,858	$38,310,971	$(48,650,639)	$(10,339,668)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2022, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$3,144,936	$—	$(18,320,644)	$(10,339,668)	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2022 and August 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2022	$5,072,140	$—	$5,072,140
2021	$2,348,112	$—	$2,348,112

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2022, the Fund had short-term capital loss carryforwards of $18,320,644.

25

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2023 (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 may require the Fund to observe more stringent requirements than were previously imposed by the 1940 Act, which could adversely affect the ability of the Fund to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is required to comply with the rules. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

During a special Board meeting held on March 29, 2023, the Board approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) among Altair, Boston Partners Global Investors, Inc., and the Company on behalf of the Fund. The New Sub-Advisory Agreement was approved for an initial period beginning from March 31, 2023, ending August 16, 2024.

The sub-advisory agreement with Setanta Asset Management Limited was terminated as of March 31, 2023.

26

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC website at http://www.sec.gov.

27

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQU-SAR23

Boston Partners Investment Funds of The RBB Fund, Inc.
Semi-Annual Report February 28, 2023 (Unaudited)

Boston Partners All-Cap Value Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund
(formerly WPG Partners Small/Micro Cap Value Fund)

Boston Partners Global Sustainability Fund

Boston Partners Global Equity Fund

Boston Partners Emerging Markets Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Global Long/Short Fund

Boston Partners Emerging Markets Dynamic Equity Fund

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Overview

Investment results for the six-month period ended February 28, 2023 got off to a rough start as last September 2022 lived up to its reputation as “the cruelest month” with the S&P 500 Index (the “S&P 500”) falling by -9.21%, the worst monthly performance for the S&P 500 since March 2020 during the height of the COVID-19 pandemic. Markets were hampered by a third consecutive 75-basis point rate hike by the U.S. Federal Reserve (“Fed”), the most aggressive tightening by the Fed since Paul Volcker’s chairmanship in 1980, and a 75-basis point rate hike by the European Central Bank, the largest on record.

Fortunately for investors, the S&P 500 rebounded in October 2022 with a return of +8.10%, largely due a Wall St. Journal story that suggested that the Fed might be contemplating a pause or even a pivot on interest rates in the near future.

Confirmation of that storyline came in November when Fed Chair Jerome Powell acknowledged at a symposium at the Brookings Institution that “monetary policy affects the economy and inflation with uncertain lags, and the full effects of our rapid tightening so far are yet to be felt. Thus, it makes sense to moderate the pace of our rate increases as we approach the level of restraint that will be sufficient to bring inflation down. The time for moderating the pace of rate increases may come as soon as the December meeting.” That statement helped U.S. stocks to advance for a second consecutive month with a gain +5.59% in November 2022 for the S&P 500.

After two months of rangebound trading, February 2023 brought news of additional strength in the U.S. labor market, a surge in the service side of the economy and an above consensus print for the Fed’s favored inflation measure that forced a recalibration of the future path of potential interest rate moves by the Fed and a “no-landing” scenario for U.S. economy. The S&P 500 fell by -2.45% in February.

For the entire six-month period ended February 28, 2023, the S&P 500 was able to eke out a total return of +1.24%.

Results

Seven of the eleven sectors that comprise the S&P 500 posted positive results over the six-month period, led by three cyclical sectors: Materials (+9.91%), Industrials (+9.60%) and Financials (+9.36%) on investor belief that a “goldilocks” economic environment was unfolding, i.e., strong growth but transitory inflation that would keep the Fed at bay….at least until February arrived. The Energy sector also had strong results with a gain of +6.27% despite a roller-coaster ride for oil prices which began the period at $89.55, peaked at $92.64 in October and ended the period at $77.05 as sanctions on Russia failed to disrupt overall production and above average temperatures hindered demand. The average price of $81.37 per barrel over the period and strong pricing for distillates allowed energy companies to remain highly profitable.

At the opposite end of the spectrum came sectors that have historically proven to be more sensitive to changes in interest rates: Utilities (-11.17%), Consumer Discretionary (-7.06%), Real Estate (-6.84%) and Communication Services (-5.43%). Utilities and Real Estate are thought of as bond surrogates while Consumer Discretionary and Communication Services are considered as long duration sectors since a significant portion of their cash flows are more long dated in nature. All were impacted by an average 0.95% increase in U.S. Treasury interest rates for maturities ranging from three months to 30 years that led to a -2.13% loss for the Bloomberg U.S. Aggregate Bond Index over the six-month period ended February 28, 2023.

The results of risk characteristics were mixed over the six months as high-quality stocks (those rated “B+” or higher by S&P Global Ratings) beat low-quality stocks (“B” or lower) by +3.01%, yet the highest-beta quintile of the S&P 500 beat the lowest-beta quintile by +8.23% and the Russell 2000 Index of small-cap stocks outperformed the Russell 1000 Index of large-cap stocks, +3.61% to +1.35%, respectively.

Style returns in terms of growth versus value were also mixed over the six-month period with the Russell 1000 Value Index outpacing the Russell 1000 Growth Index, +2.87% to -1.75%, respectively, and the Russell 2000 Value Index gaining +3.06% to the +2.66% posted by the Russell 2000 Growth Index. Only in the mid-cap range did value lag, with the Russell Mid-Cap Value Index returning +3.23% to the +4.89% gain of the Russell Mid-Cap Growth Index. In the large-cap space, the Russell 1000 Growth Index was negatively impacted by the five largest holdings in that benchmark (Apple, Microsoft, Tesla, Alphabet Class A, Alphabet Class C) which make-up just over 30% of the index and posted an average loss of -13.89% over the period.

Returns for developed market stocks were strong over the six months with the MSCI EAFE Index of non-U.S. stocks gaining +9.19% in local currency terms on stronger fundamentals (better revenue and earnings growth) and lower valuations. In U.S. dollar terms, the index gained +12.72% as the DXY Index, a measure of dollar appreciation/depreciation versus a basket of six foreign currencies (the Euro, Swiss franc, Japanese yen, Canadian dollar, British pound, and Swedish krona) fell by -3.52% and added a foreign currency boost to the return, with the dollar weakness the result of a belief that a Fed pause/pivot was in the making.

Emerging market stocks were less fortunate as the MSCI Emerging Markets Index fell by -1.74% in local currency terms and by -2.14% in U.S. dollar terms, though the losses were largely the result of what transpired in February when the MSCI Emerging Markets Index lost -4.65% in local currencies and -6.48% is U.S. dollar terms. The MSCI Emerging Markets Currency Index fell by -2.24% during the month on the expectations of more aggressive Fed rate moves to be forthcoming. The MSCI China Index was particularly hard hit, posting a loss of -10.37% in $U.S. dollar terms in February 2023 on anticipated repercussions from “balloon-gate” and the passing of the Lunar New Year holiday.

Semi-Annual Report 2023  |  1

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY (concluded)

Looking Ahead

There were numerous signs of labor market strength during February with job openings exceeding expectations by 712,000 (about 7% higher than consensus), unemployment insurance jobless claims that averaged 189,000 per week versus an expected 198,000, Nonfarm Payrolls (jobs) increasing by 517,000 versus the 189,000 expected and the Unemployment Rate falling to 3.4% from 3.5% a month earlier and below the 3.6% level forecasted.

During the month of February, The Institute of Supply Management (ISM) reported a stellar reading for the service side of the U.S. economy at 55.2 versus the prior months 49.2, the biggest gain since June 2020 and well above the 50 level, the demarcation line between expansion and contraction. Services make up about 75% of U.S. gross domestic product.

Inflation ran hot during January (reported in February) as the Personal Consumption Expenditure Price Index (PCE) increased by 5.4% year-over-year on a headline basis versus the consensus expectation of a 5.0% gain. Core PCE, items less food and energy, increased by 4.7% year-over-year versus a forecast of 4.3%.

Core Services PCE less Housing, Fed Chair Powell’s so-called “core-core PCE” or “super-core PCE” rose month-over-month by 0.58%, the highest level since November 2021 and the 5th highest print in the last 30 years.

These results led investors to reassess what level of interest rates will be required to slow the economy, cool the hot labor market and reduce inflation. At the start of February, a hike of 20-basis points (an 80% probability of a 25-basis point hike) in the Fed Funds rate was priced for the March Federal Open Market Committee meeting and 11-basis points for the May meeting (a 44% chance of a 25-basis point move) with a terminal Fed Funds rate of 4.91% as of June before rate cuts were projected to begin. By the end of the month a hike of 30-basis points in March was priced in (indicating a 20% chance of a 50-basis point hike) and a 26-basis point hike for the May meeting. Two potential rate hikes were added, a 72% probability of a 25-basis point hike in June 2023 and a 30% chance of a final hike in July 2023. The expected terminal Fed Funds rate is now expected to reach 5.18% and hold that level through the end of the year.

In reality, we believe the “no-landing” scenario is really a “delayed-landing” as the Fed will keep ratcheting up interest rates until the economy slows enough to corral inflation. Base effects will soon help, at least on the surface, as inflation a year ago was running at 40-year highs making today’s comparisons easier.

But base effects can be misleading, for example, if gasoline prices were to rise from today’s $3.91 per gallon to $4.10 by June 2023 that would be the 10th highest price for gas recorded over the last 20-years, but a 24% reduction from last year. By the end of the year, the positives from base effects will begin to wane.

Higher rates due to elevated inflation, heightened geo-political risk and lower margin/earnings expectations do not seem all that conducive to significantly higher equity prices.

Boston Partners Global Investors, Inc. (“Boston Partners”) is a registered investment adviser under the Investment Advisers Act of 1940. The views expressed in this commentary reflect those of the author as of the date of this commentary. Any such views are subject to change at any time based on market and other conditions and Boston Partners disclaims any responsibility to update such views. Past performance is not an indication of future results. Discussions of securities, market returns, and trends are not intended to be a forecast of future events or returns.

2  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (unaudited)

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of February 28, 2023 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Basis point refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001.

Beta or beta coefficient is a measure of a stock or portfolio’s level of systematic and unsystematic risk based on in its prior performance. In general, a higher beta indicates a more volatile security in relation to its benchmark and lower beta indicates a less volatile security in relation to its benchmark.

Bloomberg Barclays US Aggregate Bond Index “US Aggregate Bond Index” is a broad base bond market index consisting of approximately 10,000 bonds, representing intermediate term investment grade bonds traded in the United States.

Consumer Price Index: An index of the variation in prices paid by typical consumers for retail goods and other items.

Growth stocks typically are more volatile than value stocks; however, value stocks generally have a lower expected growth rate in earnings and sales.

Mergers and Acquisitions (M&A) is a general term that refers to the consolidation of companies or assets through various types of financial transactions.

Momentum: High Momentum companies are characterized in the literature as companies with high price performance in the recent history, up to 12-months. High Momentum companies tend to continue their high price performance over the near term, typically over a six- to 12-month period.

MSCI China Index is constructed based on the integrated China equity universe included in the MSCI Emerging Markets Index, providing a standardized definition of the China equity opportunity set. The index aims to represent the performance of large- and mid-cap segments with H shares, B shares, red chips, P chips and foreign listings (e.g., ADRs) of Chinese stocks.

MSCI EAFE (EAFE) Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. It is maintained by MSCI Inc., a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and Far East.

MSCI Emerging Markets Currency Index in USD measures the total return of 25 emerging market currencies relative to the US Dollar where the weight of each currency is equal to its country weight in the MSCI Emerging Markets Index.

MSCI Emerging Markets (EM) Index is an index created by Morgan Stanley Capital International (MSCI) designed to measure equity market performance in global emerging markets.

MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 Developed Markets Countries.

MSCI World Value NR Index is an index tracking value stocks, which are stocks with prices lower than their intrinsic values.

A net return index includes reinvesting the after tax dividends. A gross return index includes reinvesting the before tax dividends. In general, a net return index should under perform a gross return index.

OROA: Operating Return on Operating Assets

P/B: Price/Book: A valuation ratio of a company’s current share price compared to its book value.

P/E: Price/Earnings: A valuation ratio of a company’s current share price compared to its per-share earnings.

Quality has long been established as an investment approach, dating back to Benjamin Graham, but it is less well accepted as a factor, especially when compared with value, size, yield, momentum and low volatility. By “factor”, we mean any characteristic that helps explain the risk and returns of a group of securities.

ROE: Return on Equity: measures a corporation’s profitability by revealing how much profit a company generates with the money invested.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 93% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios and higher forecasted growth values.

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BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (concluded) (unaudited)

Russell 2000® Growth Index is an unmanaged index that measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 97% of the investable U.S. equity market.

Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® Index. It includes companies that display signs of above average growth.

Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios and higher forecasted growth values.

The S&P 500® Index is a market–capitalization–weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

Trade Weighted U.S. Dollar Index: Major Currencies is a weighted average of the foreign exchange value of the U.S. dollar against a subset of the broad index currencies that circulate widely outside the country of issue. Major currencies index includes the Euro Area, Canada, Japan, United Kingdom, Switzerland, Australia, and Sweden.

4  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2023 (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners All-Cap Value Fund
Institutional Class	8.19%	1.07%	7.62%	11.22%	N/A
Investor Class	8.06%	0.81%	7.35%	10.96%	N/A
Russell 3000® Value Index	4.08%	–2.92%	7.16%	9.51%	N/A
Russell 3000® Index(1)	1.51%	–8.07%	9.42%	11.87%	N/A
(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
Boston Partners Small Cap Value Fund II
Institutional Class	7.06%	–2.22%	6.40%	8.74%	N/A
Investor Class	6.90%	–2.47%	6.14%	8.47%	N/A
Russell 2000® Value Index	4.20%	–4.40%	6.38%	8.46%	N/A
Russell 2000® Index(1)	3.63%	–6.02%	6.01%	9.06%	N/A
(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
WPG Partners Select Small Cap Value Fund
Institutional Class(1)	16.67%	4.25%	N/A	N/A	8.23%
Russell 2000® Value Index	4.20%	–4.40%	N/A	N/A	–7.41%	(2)
(1) Inception date of the Fund was December 29, 2021.
(2) Index performance is from inception date of the Class only and is not the inception date of the index itself.
WPG Partners Small Cap Value Diversified Fund (formerly WPG Partners Small/Micro Cap Value Fund)
Institutional Class	11.17%	5.11%	9.30%	7.12%	N/A
Russell 2000® Value Index	4.20%	–4.40%	6.38%	8.46%	N/A
Boston Partners Global Sustainability Fund
Institutional Class(1)	14.06%	1.16%	N/A	N/A	–1.44%
MSCI World Index – Net Return	7.30%	–7.19%	N/A	N/A	–10.44%	(2)
(1) Inception date of the Fund was December 29, 2021.
(2) Index performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners Global Equity Fund
Institutional Class	13.76%	2.08%	5.50%	8.43%	N/A
MSCI World Index – Net Return	4.04%	–7.33%	6.88%	8.77%	N/A
Boston Partners Emerging Markets Fund
Institutional Class(1)	2.65%	–11.97%	–1.23%	N/A	–0.05%
MSCI Emerging Markets Index – Net Return	–2.29%	–15.28%	–1.87%	N/A	–0.55%	(2)
(1) Inception date of the Fund was October 17, 2017.
(2) Index performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners Long/Short Equity Fund
Institutional Class	11.25%	7.10%	5.57%	5.62%	N/A
Investor Class	11.13%	6.87%	5.30%	5.35%	N/A
S&P 500® Index	1.26%	–7.69%	9.82%	12.25%	N/A
Boston Partners Long/Short Research Fund
Institutional Class	4.88%	1.70%	3.43%	5.49%	N/A
Investor Class	4.80%	1.52%	3.18%	5.23%	N/A
S&P 500® Index	1.26%	–7.69%	9.82%	12.25%	N/A
Boston Partners Global Long/Short Fund
Institutional Class(1)	7.01%	7.24%	5.03%	N/A	4.67%
MSCI World Index – Net Return	4.04%	–7.33%	6.88%	N/A	7.42%	(3)
Investor Class(2)	6.88%	6.96%	4.76%	N/A	4.72%
MSCI World Index – Net Return	4.04%	–7.33%	6.88%	N/A	7.76%	(3)
(1)	Inception date of the class was December 31, 2013.
(2)	Inception date of the class was April 11, 2014.
(3)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

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BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2023 (concluded) (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class(1)	–1.84%	–7.71%	–1.14%	N/A	2.47%
MSCI Emerging Markets Index – Net Return	–2.29%	–15.28%	–1.87%	N/A	2.07%	(2)
(1)	Inception date of the fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.
(2)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the returns quoted. Visit www.boston-partners.com for returns updated daily. Call 1-888-261-4073 for returns current to the most recent month-end.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses for Institutional Class and Investor Class, respectively, dated December 31, 2022:

	INSTITUTIONAL CLASS		INVESTOR CLASS
Boston Partners All-Cap Value Fund	0.86%		1.11%
Boston Partners Small Cap Value Fund II	1.02%		1.27%
WPG Partners Select Small Cap Value Fund	2.93%		N/A
WPG Partners Small Cap Value Diversified Fund	1.26%		N/A
Boston Partners Global Sustainability Fund	1.73%		N/A
Boston Partners Global Equity Fund	1.13%		1.38%
Boston Partners Emerging Markets Fund	1.74%		N/A
Boston Partners Long/Short Equity Fund	3.18	%(1)	3.43	%(1)
Boston Partners Long/Short Research Fund	1.95	%(1)	2.20	%(1)
Boston Partners Global Long/Short Fund	2.56	%(1)	2.81	%(1)
Boston Partners Emerging Markets Dynamic Equity Fund	1.73	%(1)	N/A
[1]	Includes interest and/or dividend expense on short sales.

6  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES

FEBRUARY 28, 2023 (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, if any. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2022	ENDING ACCOUNT VALUE FEBRUARY 28, 2023	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,081.90	$4.13	0.80%	8.19%
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01	0.80%	N/A
Investor
Actual	$1,000.00	$1,080.60	$5.42	1.05%	8.06%
Hypothetical (5% return before expenses)	1,000.00	1,019.59	5.26	1.05%	N/A
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,070.60	$5.08	0.99%	7.06%
Hypothetical (5% return before expenses)	1,000.00	1,019.89	4.96	0.99%	N/A
Investor
Actual	$1,000.00	$1,069.00	$6.36	1.24%	6.90%
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.21	1.24%	N/A
WPG Partners Select Small Cap Value Fund
Institutional
Actual	$1,000.00	$1,166.70	$5.91	1.10%	16.67%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%	N/A
WPG Partners Small Cap Value Diversified Fund
Institutional
Actual	$1,000.00	$1,111.70	$5.76	1.10%	11.17%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%	N/A
Boston Partners Global Sustainability Fund
Institutional
Actual	$1,000.00	$1,140.60	$4.78	0.90%	14.06%
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51	0.90%	N/A

Semi-Annual Report 2023  |  7

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (concluded)

FEBRUARY 28, 2023 (unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2022	ENDING ACCOUNT VALUE FEBRUARY 28, 2023	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,137.60	$5.04	0.95%		13.76%
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76	0.95%		N/A
Boston Partners Emerging Markets Fund
Institutional
Actual	$1,000.00	$1,026.50	$5.02	1.00%		2.65%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%		N/A
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,112.50	$10.53	2.01%	(1)	11.25%
Hypothetical (5% return before expenses)	1,000.00	1,014.83	10.04	2.01%	(1)	N/A
Investor
Actual	$1,000.00	$1,111.30	$11.83	2.26%	(1)	11.13%
Hypothetical (5% return before expenses)	1,000.00	1,013.59	11.28	2.26%	(1)	N/A
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,048.80	$9.14	1.80%	(1)	4.88%
Hypothetical (5% return before expenses)	1,000.00	1,015.87	9.00	1.80%	(1)	N/A
Investor
Actual	$1,000.00	$1,048.00	$10.41	2.05%	(1)	4.80%
Hypothetical (5% return before expenses)	1,000.00	1,014.63	10.24	2.05%	(1)	N/A
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$1,070.10	$12.22	2.38%	(1)	7.01%
Hypothetical (5% return before expenses)	1,000.00	1,012.99	11.88	2.38%	(1)	N/A
Investor
Actual	$1,000.00	$1,068.80	$13.49	2.63%	(1)	6.88%
Hypothetical (5% return before expenses)	1,000.00	1,011.75	13.12	2.63%	(1)	N/A
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional
Actual	$1,000.00	$981.60	$6.88	1.40%	(1)	–1.84%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%	(1)	N/A
*	Expenses are equal to each Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
(1)	These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.05% of average net assets for the six-month period ended February 28, 2023 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund, 0.41% of average net assets for the Institutional Class and Investor Class of the Boston Partners Long/Short Research Fund, 0.58% of average net assets of the Institutional Class and Investor Class of the Boston Partners Global Long/Short Fund and 0.00% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Dynamic Equity Fund.

8  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)

Portfolio Holdings Summary Tables

The Boston Partners All-Cap Value Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Small Cap Value Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Long/Short Equity Fund, and Boston Partners Long/Short Research Fund use the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Portfolio of Investments.

BOSTON PARTNERS
ALL-CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Health Care	22.7%	$318,297,247
Financials	21.8	305,787,015
Information Technology	18.1	253,575,870
Industrials	14.2	199,017,616
Consumer Discretionary	8.4	117,865,989
Energy	7.6	106,506,691
Communication Services	3.1	44,508,289
Materials	2.1	29,579,542
Consumer Staples	1.8	25,857,669
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	11.2	156,461,054
SHORT-TERM INVESTMENTS	1.0	13,547,672
OPTIONS WRITTEN	(0.3)	(4,111,184)
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.7)	(164,575,599)
NET ASSETS	100.0%	$1,402,317,871

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
SMALL CAP VALUE FUND II

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	24.5%	$178,797,561
Industrials	21.3	155,610,262
Consumer Discretionary	14.3	104,746,694
Information Technology	10.9	79,636,320
Energy	8.2	59,850,418
Health Care	5.3	38,565,025
Materials	4.3	31,297,816
Communication Services	2.7	19,320,729
Consumer Staples	2.0	14,750,496
Real Estate	1.9	13,981,296
Utilities	0.2	1,429,171
RIGHTS	0.0	—
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	33.3	243,279,365
SHORT-TERM INVESTMENTS	0.7	5,097,938
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.6)	(215,896,258)
NET ASSETS	100.0%	$730,466,833

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SELECT SMALL CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Industrials	30.2%	$26,336,341
Financials	11.8	10,285,635
Information Technology	10.8	9,441,005
Health Care	8.4	7,340,252
Materials	7.8	6,817,156
Consumer Staples	7.0	6,151,206
Consumer Discretionary	5.1	4,475,315
Energy	4.1	3,543,102
Real Estate	2.2	1,939,785
Communication Services	1.8	1,581,635
SHORT-TERM INVESTMENTS	9.1	7,953,984
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	1,505,813
NET ASSETS	100.0%	$87,371,229

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SMALL CAP VALUE DIVERSIFIED FUND
(FORMERLY WPG PARTNERS SMALL/MICRO CAP
VALUE FUND)

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Industrials	23.5%	$7,732,127
Financials	19.8	6,539,154
Materials	12.1	3,977,446
Information Technology	7.7	2,521,337
Energy	6.8	2,225,016
Real Estate	5.5	1,817,491
Utilities	5.2	1,707,356
Health Care	4.7	1,561,434
Consumer Discretionary	4.5	1,499,297
Consumer Staples	4.5	1,486,415
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	32.9	10,828,403
SHORT-TERM INVESTMENTS	4.8	1,588,824
LIABILITIES IN EXCESS OF OTHER ASSETS	(32.0)	(10,542,430)
NET ASSETS	100.0%	$32,941,870

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  9

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)

Portfolio Holdings Summary Tables (continued)

BOSTON PARTNERS
GLOBAL SUSTAINABILITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Industrials	19.7%	$4,560,135
Financials	18.0	4,162,163
Health Care	16.3	3,788,466
Information Technology	11.2	2,586,840
Consumer Discretionary	8.3	1,932,426
Consumer Staples	6.7	1,560,011
Communication Services	5.4	1,258,749
Energy	5.3	1,223,111
Materials	4.1	946,188
Utilities	0.5	114,157
SHORT-TERM INVESTMENTS	4.8	1,112,163
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(77,509)
NET ASSETS	100.0%	$23,166,900

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	19.3%	$38,215,715
Industrials	18.1	35,767,855
Health Care	15.6	30,854,733
Consumer Discretionary	10.2	20,247,648
Information Technology	9.3	18,451,458
Energy	8.5	16,739,300
Materials	6.0	11,852,192
Consumer Staples	4.5	8,938,551
Communication Services	4.3	8,485,575
Utilities	1.4	2,799,704
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	6.6	13,101,734
SHORT-TERM INVESTMENTS	3.0	5,916,851
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.8)	(13,415,946)
NET ASSETS	100.0%	$197,955,370

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	22.9%	$4,951,301
Consumer Discretionary	20.3	4,385,572
Consumer Staples	12.1	2,609,406
Information Technology	9.2	1,984,831
Industrials	7.1	1,523,237
Health Care	4.2	909,791
Communication Services	3.6	782,114
Real Estate	2.4	515,789
Utilities	1.2	253,101
Materials	0.8	181,795
Energy	0.2	32,309
PREFERRED STOCKS	1.0	209,680
EXCHANGE TRADED FUNDS	0.0	11,393
SHORT-TERM INVESTMENTS	16.0	3,442,510
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(215,989)
NET ASSETS	100.0%	$21,576,840

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Health Care	21.0%	$14,583,485
Financials	17.4	12,073,601
Information Technology	13.9	9,636,068
Industrials	10.7	7,409,673
Consumer Discretionary	10.0	6,965,588
Energy	6.8	4,749,910
Communication Services	6.4	4,467,073
Materials	3.5	2,445,798
Real Estate	2.3	1,595,977
Consumer Staples	2.0	1,379,283
SHORT-TERM INVESTMENTS	6.5	4,545,270
PURCHASED OPTIONS	0.1	33,400
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	13.4	9,336,324

SHORT POSITIONS:
COMMON STOCK
Information Technology	(5.4)	(3,759,535)
Consumer Discretionary	(5.3)	(3,664,505)
Industrials	(2.8)	(1,939,344)
Health Care	(1.3)	(892,605)
Consumer Staples	(1.2)	(863,432)
Energy	(0.6)	(430,634)
Communication Services	(0.6)	(402,029)
Financials	(0.2)	(155,066)
Materials	(0.2)	(115,542)
OPTIONS WRITTEN	(0.3)	(199,389)
OTHER ASSETS IN EXCESS OF LIABILITIES	3.9	2,723,830
NET ASSETS	100.0%	$69,523,199

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)

Portfolio Holdings Summary Tables (concluded)

BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Industrials	17.1%	$129,355,504
Financials	16.3	122,998,483
Information Technology	12.5	94,957,561
Health Care	11.7	88,488,214
Consumer Discretionary	9.7	73,089,679
Energy	7.9	59,710,902
Consumer Staples	6.0	45,482,635
Communication Services	5.3	39,883,747
Materials	3.9	29,904,530
Real Estate	2.4	18,237,813
Utilities	1.5	11,114,701
WARRANTS	0.0	7
SHORT-TERM INVESTMENTS	5.6	42,455,942

SHORT POSITIONS:
COMMON STOCK
Industrials	(6.5)	(48,915,472)
Consumer Discretionary	(5.2)	(38,979,519)
Information Technology	(3.7)	(28,270,798)
Financials	(2.9)	(21,575,650)
Communication Services	(2.3)	(17,773,614)
Materials	(2.1)	(15,586,246)
Health Care	(2.0)	(15,388,614)
Consumer Staples	(1.8)	(13,586,800)
Energy	(1.5)	(11,691,792)
Real Estate	(1.0)	(7,343,475)
Utilities	(0.3)	(2,183,572)
OPTIONS WRITTEN	(0.0)	(6,049)
OTHER ASSETS IN EXCESS OF LIABILITIES	29.4	222,326,026
NET ASSETS	100.0%	$756,704,143

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL LONG/SHORT FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Information Technology	16.9%	$28,239,962
Financials	15.2	25,422,248
Industrials	12.8	21,421,862
Consumer Discretionary	11.9	19,958,696
Energy	9.6	16,103,460
Health Care	9.3	15,447,059
Materials	7.5	12,578,048
Communication Services	1.5	2,521,557
Consumer Staples	1.4	2,282,008
SHORT-TERM INVESTMENTS	17.2	28,816,636

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(7.0)	(11,675,849)
Industrials	(6.9)	(11,519,481)
Materials	(6.0)	(10,039,185)
Financials	(5.2)	(8,748,364)
Information Technology	(4.4)	(7,434,278)
Consumer Staples	(3.1)	(5,139,022)
Energy	(2.2)	(3,715,930)
Health Care	(1.9)	(3,165,799)
Communication Services	(1.7)	(2,918,362)
Real Estate	(1.0)	(1,604,311)
Utilities	(0.3)	(483,035)
OPTIONS WRITTEN	(1.6)	(2,600,548)
OTHER ASSETS IN EXCESS OF LIABILITIES	38.0	63,610,507
NET ASSETS	100.0%	$167,357,879

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS DYNAMIC EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	14.5%	$8,008,633
Consumer Staples	9.9	5,490,207
Consumer Discretionary	9.8	5,431,107
Information Technology	8.6	4,745,596
Industrials	3.4	1,906,423
Real Estate	2.8	1,560,396
Health Care	2.7	1,516,167
Communication Services	2.5	1,394,959
Materials	0.9	503,685
Utilities	0.5	284,969
PREFERRED STOCKS	1.1	614,659
SHORT-TERM INVESTMENTS	41.1	22,791,231
EXCHANGE TRADED FUNDS	0.3	141,720

SHORT POSITIONS:
COMMON STOCK
Materials	(0.2)	(79,454)
OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	1,136,731
NET ASSETS	100.0%	$55,447,029

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  11

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—99.8%
Communication Services—3.1%
Activision Blizzard, Inc.	99,860	$7,614,325
Alphabet, Inc., Class A*	121,986	10,986,059
Electronic Arts, Inc.	20,601	2,285,475
Interpublic Group of Cos., Inc., (The)(a)	210,795	7,491,654
Omnicom Group, Inc.(a)	76,770	6,953,059
Take-Two Interactive Software, Inc.*	55,690	6,100,840
TEGNA, Inc.	176,832	3,076,877
		44,508,289
Consumer Discretionary—8.4%
AutoZone, Inc.*	6,326	15,729,852
Booking Holdings, Inc.*	8,270	20,873,480
Harley-Davidson, Inc.(a)	347,200	16,509,360
International Game Technology PLC	134,851	3,581,643
LKQ Corp.	211,952	12,142,730
Mohawk Industries, Inc.*	55,664	5,725,042
NVR, Inc.*	2,781	14,387,837
Tempur Sealy International, Inc.(a)	359,852	15,380,075
Whirlpool Corp.(a)	46,427	6,405,998
Wyndham Hotels & Resorts, Inc.	92,573	7,129,972
		117,865,989
Consumer Staples—1.8%
Altria Group, Inc.	82,804	3,844,589
Coca-Cola European Partners PLC(a)	70,070	3,853,850
Keurig Dr Pepper, Inc.	189,709	6,554,446
Monster Beverage Corp.*	53,713	5,465,835
Philip Morris International, Inc.	63,093	6,138,949
		25,857,669
Energy—7.6%
BP PLC - SP ADR	137,226	5,434,149
Canadian Natural Resources Ltd.	131,235	7,416,090
Chord Energy Corp.	66,953	9,013,213
ConocoPhillips	67,924	7,019,945
Devon Energy Corp.	128,678	6,938,318
Diamondback Energy, Inc.	84,658	11,901,222
EOG Resources, Inc.	62,504	7,064,202
Halliburton Co.	278,628	10,094,692
Marathon Oil Corp.	439,372	11,050,206
Phillips 66	48,516	4,975,801
Pioneer Natural Resources Co.	30,575	6,127,536
Schlumberger Ltd.	254,639	13,549,341
Shell PLC - ADR	97,449	5,921,976
		106,506,691
Financials—21.8%
Aflac, Inc.	196,752	13,408,649
Allstate Corp., (The)	58,198	7,494,738
American International Group, Inc.	368,408	22,513,413
Aon PLC, Class A	27,909	8,485,731
Bank of America Corp.	785,675	26,948,653
Charles Schwab Corp., (The)	227,671	17,740,124
Chubb Ltd.	78,295	16,521,811
Citigroup, Inc.(a)	269,742	13,673,222
Discover Financial Services	72,854	8,159,648
Fifth Third Bancorp	161,608	5,866,370
Globe Life, Inc.	84,906	10,332,211
Goldman Sachs Group, Inc., (The)	46,038	16,189,263
	NUMBER OF SHARES	VALUE
Financials—(continued)
Huntington Bancshares, Inc.	648,958	$9,942,037
JPMorgan Chase & Co.	170,483	24,438,738
KeyCorp(a)	761,553	13,928,804
Loews Corp.	207,283	12,662,919
Markel Corp.*(a)	4,477	5,953,783
Renaissance Holdings Ltd.	66,423	14,274,303
Synchrony Financial	160,613	5,735,490
Travelers Cos., Inc., (The)(a)	53,142	9,837,647
Truist Financial Corp.	254,869	11,966,100
Wells Fargo & Co.	328,291	15,354,170
White Mountains Insurance Group Ltd.	9,947	14,359,191
		305,787,015
Health Care—22.7%
AbbVie, Inc.	179,320	27,597,348
AmerisourceBergen Corp.	75,384	11,726,735
Amgen, Inc.	66,933	15,505,699
Avantor, Inc.*	379,538	9,249,341
Bristol-Myers Squibb Co.	456,215	31,460,586
Centene Corp.*	200,901	13,741,628
Cigna Corp.	29,976	8,755,990
Elevance Health, Inc.	40,730	19,129,659
Humana, Inc.	24,486	12,121,060
Johnson & Johnson	238,917	36,616,419
McKesson Corp.	42,745	14,952,628
Medtronic PLC	227,201	18,812,243
Merck & Co., Inc.	196,396	20,865,111
Molina Healthcare, Inc.*	23,856	6,568,272
Pfizer, Inc.	499,237	20,254,045
Sanofi - ADR	479,688	22,473,383
UnitedHealth Group, Inc.	44,240	21,055,586
Zimmer Biomet Holdings, Inc.	59,833	7,411,514
		318,297,247
Industrials—14.2%
Acuity Brands, Inc.(a)	41,260	8,002,790
Advanced Drainage Systems, Inc.(a)	36,384	3,228,352
Allegion PLC	32,576	3,671,641
Allison Transmission Holdings, Inc.	129,739	6,162,602
Altra Industrial Motion Corp.	64,020	3,939,151
AMETEK, Inc.	56,034	7,932,173
Boeing Co., (The)*	27,302	5,502,718
BWX Technologies, Inc.	117,284	7,167,225
Copart, Inc.*	70,261	4,950,590
Curtiss-Wright Corp.	33,541	5,862,631
EnerSys	46,069	4,177,998
Expeditors International of Washington, Inc.(a)	127,601	13,341,961
Howmet Aerospace, Inc.	306,321	12,920,620
Huron Consulting Group, Inc.*	95,837	6,726,799
Landstar System, Inc.(a)	65,724	11,882,242
Leidos Holdings, Inc.	37,666	3,656,239
ManpowerGroup, Inc.	32,552	2,763,014
Masco Corp.(a)	106,437	5,580,492
Middleby Corp., (The)*(a)	25,039	3,893,314
PACCAR, Inc.	106,128	7,662,442
Resideo Technologies, Inc.*	153,237	2,810,367
Robert Half International, Inc.	36,591	2,949,966
Science Applications International Corp.(a)	105,687	11,270,462

The accompanying notes are an integral part of the financial statements.

12  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Industrials—(continued)
Sensata Technologies Holding PLC	101,940	$5,156,125
Textron, Inc.	127,635	9,257,366
United Parcel Service, Inc., Class B(a)	47,831	8,728,679
WESCO International, Inc.*	104,675	17,332,086
Westinghouse Air Brake Technologies Corp.	119,693	12,487,571
		199,017,616
Information Technology—18.1%
Advanced Micro Devices, Inc.*#	227,200	17,853,376
Analog Devices, Inc.	59,258	10,872,065
Applied Materials, Inc.(a)	53,079	6,165,126
Arrow Electronics, Inc.*	59,609	7,033,266
Belden, Inc.	50,149	4,231,573
Check Point Software Technologies Ltd.*	111,225	13,760,757
Cisco Systems, Inc.	334,273	16,185,499
Cognizant Technology Solutions Corp., Class A	227,817	14,268,179
Fidelity National Information Services, Inc.	94,211	5,970,151
FleetCor Technologies, Inc.*	93,418	20,065,252
Flex Ltd.*	381,350	8,679,526
Gen Digital, Inc.(a)	157,160	3,066,192
Global Payments, Inc.	108,255	12,146,211
Hewlett Packard Enterprise Co.	275,566	4,301,585
Jabil, Inc.	161,139	13,379,371
KLA Corp.	15,355	5,825,380
Lam Research Corp.	11,735	5,703,327
Microchip Technology, Inc.	152,093	12,324,096
Oracle Corp.	172,234	15,053,252
Qorvo, Inc.*	81,278	8,200,137
QUALCOMM, Inc.	133,331	16,470,378
SS&C Technologies Holdings, Inc.(a)	119,179	6,995,807
TE Connectivity Ltd.	44,808	5,704,955
Visa, Inc., Class A(a)	87,844	19,320,409
		253,575,870
Materials—2.1%
Corteva, Inc.	170,393	10,613,780
CRH PLC - SP ADR(a)	140,953	6,668,486
FMC Corp.	95,217	12,297,276
		29,579,542
TOTAL COMMON STOCKS (Cost $871,075,219)		1,400,995,928
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—11.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%(b)	156,461,054	156,461,054
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $156,461,054)		156,461,054
		NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
Tri-State Deposit, 4.45%(b)		8,828,842	$8,828,842
U.S. Bank Money Market Deposit Account, 4.25%(b)		4,718,830	4,718,830
TOTAL SHORT-TERM INVESTMENTS (Cost $13,547,672)			13,547,672
TOTAL INVESTMENTS—112.0% (Cost $1,041,083,945)			1,571,004,654

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT
OPTIONS WRITTEN††—(0.3%)
Call Options Written—(0.3%)
Advanced Micro Devices, Inc.
Expiration: 06/16/2023, Exercise Price: 60.00	(1,136)	(8,926,688)	(2,544,640)
Expiration: 06/16/2023, Exercise Price: 70.00	(1,136)	(8,926,688)	(1,566,544)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(6,450,869))			(4,111,184)
TOTAL OPTIONS WRITTEN (Premiums received $(6,450,869))			(4,111,184)
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.7)%			(164,575,599)
NET ASSETS—100.0%			$1,402,317,871

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $153,060,251.
(b)	The rate shown is as of February 28, 2023.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.
The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  13

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$44,508,289	$44,508,289	$—	$—	$—
Consumer Discretionary	117,865,989	117,865,989	—	—	—
Consumer Staples	25,857,669	25,857,669	—	—	—
Energy	106,506,691	106,506,691	—	—	—
Financials	305,787,015	305,787,015	—	—	—
Health Care	318,297,247	318,297,247	—	—	—
Industrials	199,017,616	199,017,616	—	—	—
Information Technology	253,575,870	253,575,870	—	—	—
Materials	29,579,542	29,579,542	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	151,014,961	—	—	—	151,014,961
Short-Term Investments	13,547,672	4,718,830	8,828,842	—	—
Total Assets	$1,565,558,561	$1,405,714,758	$8,828,842	$—	$151,014,961

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Options Written
Equity Contracts	$(4,111,184)	$(4,111,184)	$—	$—	$—
Total Liabilities	$(4,111,184)	$(4,111,184)	$—	$—	$—

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

14  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.6%
Communication Services—2.7%
Entravision Communications Corp., Class A	76,289	$500,456
John Wiley & Sons, Inc., Class A(a)	80,058	3,561,780
Nexstar Media Group, Inc., Class A(a)	46,721	8,685,434
TEGNA, Inc.	377,762	6,573,059
		19,320,729
Consumer Discretionary—14.3%
Beazer Homes USA, Inc.*	178,332	2,658,930
Bloomin’ Brands, Inc.	133,839	3,493,198
Buckle, Inc. (The)(a)	101,821	4,153,278
Caleres, Inc.(a)	235,371	6,145,537
Carriage Services, Inc.	138,778	4,707,350
Fiesta Restaurant Group, Inc.*	339,916	2,736,324
Foot Locker, Inc.(a)	107,312	4,691,681
International Game Technology PLC	254,632	6,763,026
J Jill, Inc.*(a)	121,313	3,366,436
Laureate Education, Inc.	477,403	5,661,999
LCI Industries(a)	55,786	6,293,219
Petco Health & Wellness Co., Inc.*(a)	204,547	2,106,834
Standard Motor Products, Inc.	56,775	2,212,522
Steven Madden Ltd.(a)	208,719	7,576,500
Stride, Inc.*	179,425	7,620,180
Tempur Sealy International, Inc.(a)	193,433	8,267,326
Topgolf Callaway Brands Corp.*(a)	494,098	11,453,192
Travel + Leisure Co.(a)	117,114	4,912,932
TravelCenters of America, Inc.*(a)	90,555	7,638,314
Universal Technical Institute, Inc.*	315,140	2,287,916
		104,746,694
Consumer Staples—2.0%
Fresh Del Monte Produce, Inc.	154,949	4,846,805
Herbalife Nutrition Ltd.*(a)	204,183	3,950,941
Nature’s Sunshine Products, Inc.*	262,904	2,849,879
Vector Group Ltd.	233,826	3,102,871
		14,750,496
Energy—8.2%
Cactus, Inc., Class A(a)	59,043	2,713,026
ChampionX Corp.(a)	114,582	3,502,772
Chord Energy Corp.	35,598	4,792,203
Delek US Holdings, Inc.(a)	69,142	1,740,304
DMC Global, Inc.*	120,876	3,235,850
Enerplus Corp.	397,152	6,302,802
Kosmos Energy Ltd.*(a)	888,786	6,994,746
National Energy Services Reunited Corp.*	482,483	3,116,840
NexTier Oilfield Solutions, Inc.*(a)	535,717	4,891,096
Par Pacific Holdings, Inc.*	116,223	3,228,675
Peabody Energy Corp.*(a)	100,790	2,751,567
ProPetro Holding Corp.*(a)	334,143	2,943,800
Viper Energy Partners LP	262,580	7,517,665
World Fuel Services Corp.(a)	222,917	6,119,072
		59,850,418
Financials—24.5%
AllianceBernstein Holding LP	63,385	2,461,873
Ameris Bancorp	40,214	1,925,044
AMERISAFE, Inc.	49,964	2,725,037
Assured Guaranty Ltd.	46,645	2,911,114
	NUMBER OF SHARES	VALUE
Financials—(continued)
Avantax, Inc.*	86,726	$2,479,496
Axis Capital Holdings Ltd.	141,296	8,579,493
Bar Harbor Bankshares	96,778	2,890,759
Berkshire Hills Bancorp, Inc.(a)	90,379	2,626,414
BGC Partners, Inc., Class A	866,997	4,213,605
Byline Bancorp, Inc.(a)	103,953	2,562,441
Diamond Hill Investment Group, Inc.	19,153	3,344,114
Dime Community Bancshares, Inc.	9,767	299,261
Employers Holdings, Inc.	58,235	2,586,216
Essent Group Ltd.	57,793	2,482,209
Evercore, Inc., Class A(a)	59,671	7,827,642
Federal Agricultural Mortgage Corp., Class C	68,125	9,664,213
First Hawaiian, Inc.(a)	99,591	2,723,814
First Merchants Corp.(a)	105,852	4,331,464
First Mid Bancshares, Inc.	53,205	1,648,823
FirstCash Holdings, Inc.(a)	40,327	3,558,858
Hancock Whitney Corp.(a)	63,546	3,121,380
Hanover Insurance Group, Inc., (The)(a)	15,712	2,191,510
Heritage Commerce Corp.	222,617	2,695,892
Heritage Financial Corp.	68,125	1,898,644
Hope Bancorp, Inc.	249,188	3,192,098
Luther Burbank Corp.*	176,678	2,054,765
Merchants Bancorp(a)	112,206	3,394,232
Nelnet, Inc., Class A	43,631	4,095,642
OceanFirst Financial Corp.	127,766	3,030,610
Peapack-Gladstone Financial Corp.(a)	165,717	6,156,387
PRA Group, Inc.*(a)	91,045	3,874,875
Preferred Bank(a)	105,978	7,460,851
Primis Financial Corp.	171,985	2,013,944
RBB Bancorp	138,749	2,741,680
Silvercrest Asset Management Group, Inc., Class A	373,547	6,645,401
SLM Corp.(a)	803,296	11,551,397
StoneX Group, Inc.*	48,472	4,887,432
Synovus Financial Corp.	92,941	3,885,863
Univest Financial Corp.	106,203	2,994,925
Valley National Bancorp(a)	446,318	5,168,362
Velocity Financial, Inc.*	31,875	307,275
Veritex Holdings, Inc.(a)	95,431	2,544,191
Voya Financial, Inc.(a)	52,166	3,885,845
Walker & Dunlop, Inc.(a)	54,053	4,715,043
White Mountains Insurance Group Ltd.	4,399	6,350,264
Wintrust Financial Corp.	66,180	6,097,163
		178,797,561
Health Care—5.3%
Amedisys, Inc.*	51,069	4,695,795
AMN Healthcare Services, Inc.*(a)	40,427	3,638,834
Biote Corp., Class A*(a)	795,087	3,705,106
Haemonetics Corp.*(a)	64,329	5,002,866
Inmode Ltd.*	81,758	2,886,875
Lantheus Holdings, Inc.*	38,277	2,830,967
PetIQ, Inc.*(a)	186,460	1,737,807
Quipt Home Medical Corp.*	45,694	286,958
R1 RCM, Inc.*(a)	396,572	5,631,322
Sotera Health Co.*(a)	357,963	5,974,403
Syneos Health, Inc.*	54,055	2,174,092
		38,565,025

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  15

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Industrials—21.3%
ABM Industries, Inc.(a)	242,170	$11,723,450
Acuity Brands, Inc.(a)	14,753	2,861,492
Allison Transmission Holdings, Inc.	83,029	3,943,878
Altra Industrial Motion Corp.	75,397	4,639,177
ASGN, Inc.*	65,758	5,839,310
Atkore, Inc.*	17,338	2,531,695
Brink’s Co., (The)(a)	144,953	9,458,183
CBIZ, Inc.*	135,713	6,797,864
Civeo Corp.*	85,317	2,415,324
CoreCivic, Inc.*	298,761	2,900,969
CRA International, Inc.(a)	73,366	9,131,866
Curtiss-Wright Corp.(a)	55,718	9,738,949
Daseke, Inc.*	431,027	3,512,870
EnerSys	26,833	2,433,485
Granite Construction, Inc.(a)	75,667	3,268,814
Heidrick & Struggles International, Inc.	110,407	3,790,272
Hillenbrand, Inc.(a)	127,545	6,012,471
Hub Group, Inc., Class A*	60,307	5,531,961
Huron Consulting Group, Inc.*	52,741	3,701,891
ICF International, Inc.	54,961	5,468,070
Korn Ferry	91,007	5,086,381
LSI Industries, Inc.	263,422	3,824,887
Masonite International Corp.*	27,140	2,410,032
Matrix Service Co.*	340,938	2,158,138
NOW, Inc.*	199,026	2,557,484
Resideo Technologies, Inc.*	115,371	2,115,904
Science Applications International Corp.	78,195	8,338,715
Terex Corp.(a)	98,078	5,807,198
Universal Logistics Holdings, Inc.	77,815	2,311,106
V2X, Inc.*	91,497	4,242,716
Viad Corp.*	166,412	4,278,453
Wabash National Corp.(a)	145,484	3,986,262
Werner Enterprises, Inc.(a)	60,086	2,790,995
		155,610,262
Information Technology—10.9%
AppLovin Corp., Class A*(a)	195,222	2,635,497
Avnet, Inc.(a)	127,274	5,690,421
Bel Fuse, Inc., Class B	115,387	4,098,546
Belden, Inc.	125,357	10,577,624
Cass Information Systems, Inc.(a)	73,141	3,536,367
Clearfield, Inc.*(a)	64,328	4,032,722
CommScope Holding Co., Inc.*	624,980	4,524,855
Extreme Networks, Inc.*	175,168	3,279,145
Hackett Group, Inc., (The)	136,894	2,551,704
IBEX Holdings Ltd.*	149,204	4,170,252
Insight Enterprises, Inc.*(a)	46,711	6,255,537
InterDigital, Inc.	86,696	6,327,941
MAXIMUS, Inc.(a)	25,532	2,095,667
NCR Corp.*	123,575	3,154,870
OSI Systems, Inc.*	41,673	3,856,836
Photronics, Inc.*	120,085	2,115,898
Richardson Electronics Ltd.	97,191	2,039,067
SMART Global Holdings, Inc.*	280,022	4,676,367
Ultra Clean Holdings, Inc.*(a)	126,083	4,017,004
		79,636,320
	NUMBER OF SHARES	VALUE
Materials—4.3%
Ashland, Inc.(a)	26,462	$2,693,302
Ecovyst, Inc.*(a)	410,187	4,118,277
Ingevity Corp.*(a)	78,978	6,520,424
Mativ Holdings, Inc.	145,587	3,772,159
Myers Industries, Inc.	52,307	1,351,613
Orion Engineered Carbons SA(a)	200,525	5,113,388
Valvoline, Inc.	219,564	7,728,653
		31,297,816
Real Estate—1.9%
BRT Apartments Corp.	149,954	3,174,526
Cousins Properties, Inc.(a)	111,747	2,736,684
Highwoods Properties, Inc.	84,661	2,243,517
Kennedy-Wilson Holdings, Inc.(a)	150,888	2,521,339
Spirit Realty Capital, Inc.(a)	80,263	3,305,230
		13,981,296
Utilities—0.2%
Pure Cycle Corp.*	161,854	1,429,171
TOTAL COMMON STOCKS (Cost $528,150,600)		697,985,788
RIGHTS—0.0%
Consumer Discretionary—0.0%
Evercel, Inc., CVR*‡	284,149	0
TOTAL RIGHTS (Cost $0)		0
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—33.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%(b)	243,279,365	243,279,365
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $243,279,365)		243,279,365
SHORT-TERM INVESTMENTS—0.7%
Tri-State Deposit, 4.45%(b)	4,918,413	4,918,413
U.S. Bank Money Market Deposit Account, 4.25%(b)	179,525	179,525
TOTAL SHORT-TERM INVESTMENTS (Cost $5,097,938)		5,097,938
TOTAL INVESTMENTS—129.6% (Cost $776,527,903)		946,363,091
LIABILITIES IN EXCESS OF OTHER ASSETS—(29.6)%		(215,896,258)
NET ASSETS—100.0%		$730,466,833

PLC	Public Limited Company
LP	Limited Partnership
CVR	Contingent Value Right
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $235,995,842.
(b)	The rate shown is as of February 28, 2023.
‡	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by Boston Partners, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

16  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$19,320,729	$19,320,729	$—	$—		$—
Consumer Discretionary	104,746,694	104,746,694	—	—		—
Consumer Staples	14,750,496	14,750,496	—	—		—
Energy	59,850,418	59,850,418	—	—		—
Financials	178,797,561	178,797,561	—	—		—
Health Care	38,565,025	38,565,025	—	—		—
Industrials	155,610,262	155,610,262	—	—		—
Information Technology	79,636,320	79,636,320	—	—		—
Materials	31,297,816	31,297,816	—	—		—
Real Estate	13,981,296	13,981,296	—	—		—
Utilities	1,429,171	1,429,171	—	—		—
Rights	—	—	—	—	**	—
Investments Purchased with Proceeds from Securities Lending Collateral	243,279,365	—	—	—		243,279,365
Short-Term Investments	5,097,938	179,525	4,918,413	—		—
Total Assets	$946,363,091	$698,165,313	$4,918,413	$—		$243,279,365

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.
**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  17

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—89.2%
Communication Services—1.8%
Cars.com, Inc.*	62,315	$1,196,448
Vimeo, Inc.*	100,571	385,187
		1,581,635
Consumer Discretionary—5.1%
Barnes & Noble Education, Inc.*	109,720	226,023
BJ’s Restaurants, Inc.*	65,383	2,092,256
Carrols Restaurant Group, Inc.*	284,048	590,820
Gildan Activewear, Inc.	31,233	991,648
Purple Innovation, Inc.*	133,002	574,568
		4,475,315
Consumer Staples—7.0%
Adecoagro SA	348,657	2,831,095
TreeHouse Foods, Inc.*	68,049	3,320,111
		6,151,206
Energy—4.1%
Green Plains, Inc.*	30,202	1,047,103
NexTier Oilfield Solutions, Inc.*	75,677	690,931
SM Energy Co.	61,168	1,805,068
		3,543,102
Financials—11.8%
Avantax, Inc.*	43,200	1,235,088
Axis Capital Holdings Ltd.	42,053	2,553,458
Encore Capital Group, Inc.*	16,220	838,250
EZCORP, Inc., Class A*	233,585	2,060,220
Kemper Corp.	29,437	1,813,319
NMI Holdings, Inc., Class A*	76,491	1,785,300
		10,285,635
Health Care—8.4%
Apollo Endosurgery, Inc.*	79,518	789,614
Augmedix, Inc.*	182,357	295,418
Enovis Corp.*	17,583	1,013,132
Pacira BioSciences, Inc.*	50,580	2,153,191
Pennant Group, Inc., (The)*	54,479	818,275
Sight Sciences, Inc.*	156,360	1,716,833
Syneos Health, Inc.*	13,769	553,789
		7,340,252
Industrials—30.2%
Air Lease Corp.	39,639	1,715,576
Altra Industrial Motion Corp.	61,550	3,787,171
Arcosa, Inc.	35,596	2,157,118
ICF International, Inc.	18,733	1,863,746
KBR, Inc.	37,465	2,064,696
Kirby Corp.*	24,264	1,759,868
Leonardo DRS, Inc.*	155,282	2,018,666
Maxar Technologies, Inc.	117,762	6,064,743
Univar Solutions, Inc.*	76,842	2,670,260
V2X, Inc.*	34,407	1,595,453
XPO, Inc.*	19,156	639,044
		26,336,341
Information Technology—10.8%
Global Blue Group Holding AG*	41,288	289,016
Momentive Global, Inc.*	445,761	3,075,751
NetScout Systems, Inc.*	71,108	2,022,312
ON24, Inc.*	184,485	1,778,435
Rambus, Inc.*	30,202	1,335,834
SmartRent, Inc.*	362,802	939,657
		9,441,005
	NUMBER OF SHARES	VALUE
Materials—7.8%
Axalta Coating Systems Ltd.*	50,485	$1,504,453
Capstone Copper Corp.*	200,213	890,651
Tronox Holdings PLC	194,973	3,041,579
Valvoline, Inc.	39,218	1,380,473
		6,817,156
Real Estate—2.2%
Equity Commonwealth	91,370	1,939,785
TOTAL COMMON STOCKS (Cost $65,649,027)		77,911,432
SHORT-TERM INVESTMENTS—9.1%
U.S. Bank Money Market Deposit Account, 4.25%(a)	7,953,984	7,953,984
TOTAL SHORT-TERM INVESTMENTS (Cost $7,953,984)		7,953,984
TOTAL INVESTMENTS—98.3% (Cost $73,603,011)		85,865,416
OTHER ASSETS IN EXCESS OF LIABILITIES—1.7%		1,505,813
NET ASSETS—100.0%		$87,371,229

PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of February 28, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

18  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$1,581,635	$1,581,635	$—	$—
Consumer Discretionary	4,475,315	4,475,315	—	—
Consumer Staples	6,151,206	6,151,206	—	—
Energy	3,543,102	3,543,102	—	—
Financials	10,285,635	10,285,635	—	—
Health Care	7,340,252	7,340,252	—	—
Industrials	26,336,341	26,336,341	—	—
Information Technology	9,441,005	9,441,005	—	—
Materials	6,817,156	6,817,156	—	—
Real Estate	1,939,785	1,939,785	—	—
Short-Term Investments	7,953,984	7,953,984	—	—
Total Assets	$85,865,416	$85,865,416	$—	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  19

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
(FORMERLY WPG PARTNERS SMALL/MICRO CAP VALUE FUND)	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—94.3%
Consumer Discretionary—4.5%
BJ’s Restaurants, Inc.*(a)	9,242	$295,744
Cheesecake Factory Inc., (The)(a)	6,099	228,346
Designer Brands, Inc., Class A(a)	17,243	168,809
Gildan Activewear, Inc.	5,932	188,341
Hanesbrands, Inc.(a)*	30,869	175,336
Latham Group, Inc.*	19,064	60,623
Stride, Inc.*(a)	4,851	206,022
Target Hospitality Corp.*(a)	6,073	90,063
Universal Electronics, Inc.*	6,762	86,013
		1,499,297
Consumer Staples—4.5%
Dole PLC	14,905	174,836
Nomad Foods Ltd.*	16,590	297,293
Sovos Brands, Inc.*(a)	27,698	362,013
TreeHouse Foods, Inc.*(a)	13,369	652,273
		1,486,415
Energy—6.8%
DHT Holdings, Inc.	47,712	552,028
Earthstone Energy, Inc., Class A*(a)	13,897	193,863
Green Plains, Inc.*(a)	8,859	307,142
Gulfport Energy Corp.*	2,064	136,472
NexTier Oilfield Solutions, Inc.*(a)	14,373	131,225
Scorpio Tankers, Inc.	8,289	500,324
SM Energy Co.(a)	13,689	403,962
		2,225,016
Financials—19.8%
Ameris Bancorp(a)	7,053	337,627
Avantax, Inc.*	10,967	313,547
Axis Capital Holdings Ltd.	8,277	502,579
Essent Group Ltd.	11,711	502,987
First American Financial Corp.	2,419	137,351
First BanCorp	20,798	301,779
First Commonwealth Financial Corp.	28,201	451,498
First Foundation, Inc.	11,114	167,488
First Interstate BancSystem, Inc., Class A	8,140	289,296
Hanover Insurance Group, Inc., (The)(a)	1,528	213,125
HomeStreet, Inc.	6,756	170,454
Kemper Corp.	6,477	398,983
National Bank Holdings Corp., Class A	11,952	483,936
Popular, Inc.(a)	6,749	481,879
PRA Group, Inc.*(a)	8,744	372,145
Premier Financial Corp.	13,900	344,998
Sculptor Capital Management, Inc.	9,942	89,180
Synovus Financial Corp.	4,996	208,883
Triumph Financial, Inc.*	3,190	194,111
Webster Financial Corp.	10,868	577,308
		6,539,154
Health Care—4.7%
Enovis Corp.*	3,788	218,265
Innoviva, Inc.*(a)	24,780	299,095
Nevro Corp.*	4,251	133,651
Pacira BioSciences, Inc.*(a)	9,282	395,135
Patterson Cos., Inc.(a)	2,709	71,843
	NUMBER OF SHARES	VALUE
Health Care—(continued)
Syneos Health, Inc.*	4,311	$173,388
Tenet Healthcare Corp.*	4,614	270,057
		1,561,434
Industrials—23.5%
ABM Industries, Inc.(a)	6,690	323,863
Air Lease Corp.	7,197	311,486
Allison Transmission Holdings, Inc.	4,300	204,250
Altra Industrial Motion Corp.	8,965	551,616
Arcosa, Inc.	6,991	423,655
Argan, Inc.	8,548	332,175
Astec Industries, Inc.	2,705	121,806
BrightView Holdings, Inc.*(a)	10,535	66,581
Driven Brands Holdings, Inc.*	5,558	155,485
Frontier Group Holdings, Inc.*	9,723	114,343
Hillman Solutions Corp.*	22,569	200,638
ICF International, Inc.	3,847	382,738
KBR, Inc.(a)	12,079	665,674
Kirby Corp.*(a)	4,539	329,214
Knight-Swift Transportation Holdings, Inc., Class A(a)	4,169	236,966
Leonardo DRS, Inc.*	33,683	437,879
Matthews International Corp., Class A	5,585	213,124
Maxar Technologies, Inc.	20,256	1,043,184
Star Bulk Carriers Corp.(a)	14,248	349,219
Stericycle, Inc.*	2,407	114,766
Sun Country Airlines Holdings, Inc.*	14,047	281,642
Univar Solutions, Inc.*(a)	16,891	586,962
XPO, Inc.*(a)	8,539	284,861
		7,732,127
Information Technology—7.7%
Celestica, Inc.*	15,029	194,625
Global Blue Group Holding AG*	7,877	55,139
JFrog Ltd.*	12,862	295,826
LiveRamp Holdings, Inc.*	9,568	226,092
Mirion Technologies, Inc.*(a)	35,471	322,077
Momentive Global, Inc.*	78,815	543,823
NetScout Systems, Inc.*	13,336	379,276
Rambus, Inc.*(a)	7,709	340,969
SMART Global Holdings, Inc.*	9,791	163,510
		2,521,337
Materials—12.1%
ATI, Inc.*(a)	4,931	200,445
Axalta Coating Systems Ltd.*	11,858	353,368
Capstone Copper Corp.*	56,570	251,653
Commercial Metals Co.	3,007	155,612
Constellium SE*(a)	13,676	218,679
Ecovyst, Inc.*(a)	29,685	298,038
Livent Corp.*(a)	8,020	188,069
Mativ Holdings, Inc.	2,932	75,968
O-I Glass, Inc.*(a)	3,890	86,436
Perimeter Solutions SA*	17,609	150,733
Piedmont Lithium, Inc.*(a)	3,816	247,658
Stelco Holdings, Inc.	4,963	202,958
Summit Materials, Inc., Class A*(a)	8,217	242,730
Tronox Holdings PLC, Class A	35,329	551,132
Valvoline, Inc.	14,208	500,122
Warrior Met Coal, Inc.	6,633	253,845
		3,977,446

The accompanying notes are an integral part of the financial statements.

20  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
(FORMERLY WPG PARTNERS SMALL/MICRO CAP VALUE FUND)	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Real Estate—5.5%
Apple Hospitality REIT, Inc.(a)	13,475	$222,472
Brixmor Property Group, Inc.	25,812	584,383
Equity Commonwealth	12,348	262,148
Getty Realty Corp.(a)	10,469	359,401
UMH Properties, Inc.	22,874	389,087
		1,817,491
Utilities—5.2%
ALLETE, Inc.	4,936	302,034
Avista Corp.(a)	6,187	254,409
Black Hills Corp.(a)	3,056	187,669
NorthWestern Corp.	3,909	225,862
Portland General Electric Co.(a)	4,452	212,806
Southwest Gas Holdings, Inc.	4,674	294,509
Spire, Inc.(a)	3,268	230,067
		1,707,356
TOTAL COMMON STOCKS (Cost $25,484,327)		31,067,073
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—32.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%(b)	10,828,403	10,828,403
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $10,828,403)		10,828,403
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—4.8%
U.S. Bank Money Market Deposit Account, 4.25%(b)	1,588,824	$1,588,824
TOTAL SHORT-TERM INVESTMENTS (Cost $1,588,824)		1,588,824
TOTAL INVESTMENTS—132.0% (Cost $37,901,554)		43,484,300
LIABILITIES IN EXCESS OF OTHER ASSETS—(32.0)%		(10,542,430)
NET ASSETS—100.0%		$32,941,870

PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $10,551,262.
(b)	The rate shown is as of February 28, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  21

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
(FORMERLY WPG PARTNERS SMALL/MICRO CAP VALUE FUND)	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$1,499,297	$1,499,297	$—	$—	$—
Consumer Staples	1,486,415	1,486,415	—	—	—
Energy	2,225,016	2,225,016	—	—	—
Financials	6,539,154	6,539,154	—	—	—
Health Care	1,561,434	1,561,434	—	—	—
Industrials	7,732,127	7,732,127	—	—	—
Information Technology	2,521,337	2,521,337	—	—	—
Materials	3,977,446	3,977,446	—	—	—
Real Estate	1,817,491	1,817,491	—	—	—
Utilities	1,707,356	1,707,356	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	10,828,403	—	—	—	10,828,403
Short-Term Investments	1,588,824	1,588,824	—	—	—
Total Assets	$43,484,300	$32,655,897	$—	$—	$10,828,403

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

22  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.5%
Austria—1.6%
ANDRITZ AG	4,234	$261,272
Verbund AG	1,320	114,157
		375,429
Belgium—1.4%
Azelis Group NV	12,609	319,272
Bermuda—1.6%
Everest Re Group Ltd.	937	359,780
Denmark—0.4%
DSV A/S	552	100,302
Finland—2.1%
Nordea Bank Abp	33,221	420,984
Sampo Oyj, Class A	1,114	54,230
		475,214
France—10.8%
Airbus SE	3,663	479,744
Capgemini SE	803	150,591
Eiffage SA	1,625	178,342
Imerys SA	1,361	60,393
Kering SA	282	165,342
Legrand SA	2,763	255,210
Rexel SA	21,120	524,991
Sanofi	1,909	178,488
SPIE SA	8,483	232,578
TotalEnergies SE	4,326	266,932
		2,492,611
Germany—6.0%
Brenntag SE	3,043	229,208
Deutsche Telekom AG	18,196	408,373
Rheinmetall AG	1,721	437,439
Siemens AG	2,016	307,221
		1,382,241
Greece—1.2%
Hellenic Telecommunications Organization SA	18,566	284,803
Ireland—1.3%
ICON PLC*	1,313	296,252
Japan—8.2%
Asahi Group Holdings Ltd.	7,700	272,305
IHI Corp.	13,800	358,371
Renesas Electronics Corp.*	36,200	467,613
Sony Group Corp.	3,400	284,296
Subaru Corp.	5,700	91,321
Sumitomo Mitsui Financial Group, Inc.	9,700	423,637
		1,897,543
Netherlands—4.9%
Aalberts NV	4,300	209,029
ING Groep NV	29,432	411,903
Koninklijke Ahold Delhaize NV	13,634	432,904
Stellantis NV	5,053	88,071
		1,141,907
Norway—0.8%
Norsk Hydro ASA	25,115	182,806
Sweden—1.9%
Svenska Handelsbanken AB, Class A	42,143	447,009
	NUMBER OF SHARES	VALUE
Switzerland—3.6%
STMicroelectronics NV	6,486	$310,689
Swiss Re AG	1,053	110,005
UBS Group AG*	19,430	422,316
		843,010
United Kingdom—8.6%
BAE Systems PLC	10,528	113,704
Coca-Cola European Partners PLC	3,351	184,305
Informa PLC	30,281	243,249
JD Sports Fashion PLC	179,175	390,094
NatWest Group PLC	87,433	307,147
Nomad Foods Ltd.*	10,090	180,813
RS GROUP PLC	10,435	122,695
Shell PLC	8,904	269,687
Tesco PLC	61,976	189,856
		2,001,550
United States—41.1%
AbbVie, Inc.	2,430	373,977
Advanced Micro Devices, Inc.*	1,884	148,045
Alphabet, Inc., Class A*	3,579	322,325
AmerisourceBergen Corp.	1,211	188,383
AMETEK, Inc.	2,209	312,706
Amgen, Inc.	675	156,370
Applied Materials, Inc.	1,691	196,410
AutoZone, Inc.*	91	226,275
Axalta Coating Systems Ltd.*	8,414	250,737
Booking Holdings, Inc.*	165	416,460
Cigna Corp.	1,733	506,209
Cisco Systems, Inc.	7,503	363,295
Concentrix Corp.	449	61,441
Corteva, Inc.	4,592	286,036
CVS Health Corp.	5,690	475,343
Dollar General Corp.	269	58,185
Elevance Health, Inc.	474	222,624
Expedia Group, Inc.*	1,949	212,383
FMC Corp.	1,287	166,216
Gen Digital, Inc.	5,566	108,593
Goldman Sachs Group, Inc., (The)	195	68,572
Halliburton Co.	9,415	341,105
Humana, Inc.	1,053	521,256
Huntington Bancshares, Inc.	21,796	333,915
Johnson & Johnson	2,144	328,589
JPMorgan Chase & Co.	3,199	458,577
KeyCorp	18,813	344,090
Microchip Technology, Inc.	4,039	327,280
Oracle Corp.	2,258	197,349
QUALCOMM, Inc.	369	45,583
Schlumberger Ltd.	6,491	345,386
Science Applications International Corp.	1,107	118,050
TE Connectivity Ltd.	1,649	209,951
UnitedHealth Group, Inc.	461	219,408
US Foods Holding Corp.*	7,989	299,827
Zimmer Biomet Holdings, Inc.	2,596	321,566
		9,532,517
TOTAL COMMON STOCKS (Cost $20,512,004)		22,132,246

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  23

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—4.8%
U.S. Bank Money Market Deposit Account, 4.25%(a)	1,112,163	$1,112,163
TOTAL SHORT-TERM INVESTMENTS (Cost $1,112,163)		1,112,163
TOTAL INVESTMENTS—100.3% (Cost $21,624,167)		23,244,409
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(77,509)
NET ASSETS—100.0%		$23,166,900

PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of the financial statements.

24  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$375,429	$—	$375,429	$—
Belgium	319,272	—	319,272	—
Bermuda	359,780	359,780	—	—
Denmark	100,302	—	100,302	—
Finland	475,214	—	475,214	—
France	2,492,611	—	2,492,611	—
Germany	1,382,241	—	1,382,241	—
Greece	284,803	—	284,803	—
Ireland	296,252	296,252	—	—
Japan	1,897,543	—	1,897,543	—
Netherlands	1,141,907	—	1,141,907	—
Norway	182,806	—	182,806	—
Sweden	447,009	—	447,009	—
Switzerland	843,010	—	843,010	—
United Kingdom	2,001,550	365,118	1,636,432	—
United States	9,532,517	9,532,517	—	—
Short-Term Investments	1,112,163	1,112,163	—	—
Total Assets	$23,244,409	$11,665,830	$11,578,579	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  25

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—97.2%
Bermuda—3.6%
Everest Re Group Ltd.	10,027	$3,850,067
RenaissanceRe Holdings Ltd.	14,936	3,209,747
		7,059,814
Canada—1.6%
Cenovus Energy, Inc.	176,052	3,246,221
Denmark—0.5%
DSV A/S	5,364	974,672
Finland—1.3%
Nordea Bank Abp	208,373	2,640,551
France—10.0%
Airbus SE	19,624	2,570,160
Capgemini SE	8,375	1,570,612
Cie de Saint-Gobain	15,862	942,561
Eiffage SA	24,720	2,712,993
Kering SA	2,394	1,403,649
Rexel SA	129,399	3,216,536
Sanofi	34,941	3,266,917
TotalEnergies SE	67,805	4,183,845
		19,867,273
Germany—6.7%
Brenntag SE	25,073	1,888,575
Daimler Truck Holding AG*	40,961	1,297,400
Deutsche Telekom AG	129,166	2,898,875
Rheinmetall AG	13,924	3,539,160
Siemens AG	23,778	3,623,567
		13,247,577
Greece—0.3%
Hellenic Telecommunications Organization SA	44,264	679,010
Ireland—3.2%
CRH PLC	61,179	2,877,976
Flutter Entertainment PLC*	12,722	2,033,122
Ryanair Holdings PLC*	91,557	1,425,796
		6,336,894
Italy—0.6%
Enel SpA	204,821	1,148,953
Japan—7.0%
Asahi Group Holdings Ltd.	35,000	1,237,752
Fuji Corp.	6,200	93,900
Hitachi Ltd.	14,300	723,837
Honda Motor Co., Ltd.	35,900	933,514
IHI Corp.	52,800	1,371,158
Mitsubishi Heavy Industries Ltd.	34,800	1,282,368
Renesas Electronics Corp.*	204,900	2,646,795
Sony Group Corp.	30,400	2,541,941
Subaru Corp.	88,700	1,421,084
Sumitomo Mitsui Financial Group, Inc.	38,100	1,663,974
		13,916,323
Netherlands—5.4%
Aalberts NV	31,300	1,521,534
ING Groep NV	178,984	2,504,897
Koninklijke Ahold NV	74,523	2,366,241
NXP Semiconductors NV	3,619	645,919
Stellantis NV	205,739	3,585,895
		10,624,486
Norway—0.8%
Norsk Hydro ASA	226,454	1,648,306
	NUMBER OF SHARES	VALUE
Singapore—1.8%
Genting Singapore Ltd.	1,263,200	$955,577
United Overseas Bank Ltd.	117,600	2,606,679
		3,562,256
Sweden—1.8%
Loomis AB	31,223	1,008,903
Svenska Handelsbanken AB, Class A	230,632	2,446,305
		3,455,208
Switzerland—3.0%
Glencore PLC*	671,181	4,001,486
STMicroelectronics NV	38,097	1,824,903
		5,826,389
United Kingdom—11.3%
AstraZeneca PLC	7,085	923,019
BP PLC	104,259	685,140
Coca-Cola Europacific Partners PLC(a)	39,212	2,156,660
Future PLC	39,567	665,944
IMI PLC	102,829	1,922,718
Inchcape PLC	195,539	2,137,792
JD Sports Fashion PLC	1,239,435	2,698,455
NatWest Group PLC	571,133	2,006,356
Nomad Foods Ltd.*	39,920	715,366
Shell PLC	135,609	4,107,371
SSE PLC	42,939	898,668
Tesco PLC	803,860	2,462,531
WH Smith PLC	52,336	996,883
		22,376,903
United States—38.3%
AbbVie, Inc.	13,807	2,124,897
Allstate Corp., (The)(a)	8,987	1,157,346
Amgen, Inc.	8,216	1,903,318
Applied Materials, Inc.(a)	6,637	770,887
AutoZone, Inc.*(a)	224	556,985
Axalta Coating Systems Ltd.*	21,292	634,502
Bank of America Corp.	44,555	1,528,236
Bristol-Myers Squibb Co.	44,559	3,072,789
Centene Corp.*	25,254	1,727,374
Chubb Ltd.	12,701	2,680,165
Cigna Corp., (The)	11,568	3,379,013
Cisco Systems, Inc.	51,622	2,499,537
Concentrix Corp.(a)	16,115	2,205,177
Corteva, Inc.(a)	24,335	1,515,827
CVS Health Corp.	35,023	2,925,821
Diamondback Energy, Inc.(a)	4,924	692,216
Discover Financial Services	14,264	1,597,568
Elevance Health, Inc.	5,235	2,458,722
Entergy Corp.	7,311	752,083
Fifth Third Bancorp	39,880	1,447,644
FleetCor Technologies, Inc.*	7,568	1,625,531
Gen Digital, Inc.	62,841	1,226,028
Goldman Sachs Group, Inc., (The)	6,210	2,183,746
Halliburton Co.(a)	29,058	1,052,771
HCA Healthcare, Inc.	5,841	1,421,991
Humana, Inc.	5,243	2,595,390
Huntington Bancshares, Inc.	97,927	1,500,242
Johnson & Johnson	9,749	1,494,132
JPMorgan Chase & Co.	13,209	1,893,510
KeyCorp(a)	78,271	1,431,577

The accompanying notes are an integral part of the financial statements.

26  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
United States—(continued)
Leidos Holdings, Inc.	8,823	$856,449
LKQ Corp.	17,154	982,753
Marathon Petroleum Corp.	8,590	1,061,724
McKesson Corp.(a)	4,978	1,741,354
Nexstar Media Group, Inc., Class A	15,277	2,839,994
Oracle Corp.(a)	16,438	1,436,681
Pioneer Natural Resources Co.(a)	3,142	629,688
QUALCOMM, Inc.	5,958	735,992
Schlumberger Ltd.	20,303	1,080,323
Science Applications International Corp.	17,054	1,818,638
TE Connectivity Ltd.(a)	9,923	1,263,396
Textron, Inc.	21,290	1,544,164
T-Mobile US, Inc.*	9,859	1,401,753
United Rentals, Inc.	3,058	1,432,765
UnitedHealth Group, Inc.	3,824	1,819,995
Valvoline, Inc.(a)	33,355	1,174,096
Wells Fargo & Co.	39,921	1,867,105
		75,741,895
TOTAL COMMON STOCKS (Cost $155,598,213)		192,352,731
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%(b)	13,101,734	13,101,734
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $13,101,734)		13,101,734
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—3.0%
Tri-State Deposit, 4.45%(b)	5,060,222	$5,060,222
U.S. Bank Money Market Deposit Account, 4.25%(b)	856,629	856,629
TOTAL SHORT-TERM INVESTMENTS (Cost $5,916,851)		5,916,851
TOTAL INVESTMENTS—106.8% (Cost $174,616,798)		211,371,316
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.8)%		(13,415,946)
NET ASSETS—100.0%		$197,955,370

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $12,771,352.
(b)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  27

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$7,059,814	$7,059,814	$—	$—	$—
Canada	3,246,221	3,246,221	—	—	—
Denmark	974,672	—	974,672	—	—
Finland	2,640,551	—	2,640,551	—	—
France	19,867,273	—	19,867,273	—	—
Germany	13,247,577	—	13,247,577	—	—
Greece	679,010	—	679,010	—	—
Ireland	6,336,894	—	6,336,894	—	—
Italy	1,148,953	—	1,148,953	—	—
Japan	13,916,323	—	13,916,323	—	—
Netherlands	10,624,486	645,919	9,978,567	—	—
Norway	1,648,306	—	1,648,306	—	—
Singapore	3,562,256	—	3,562,256	—	—
Sweden	3,455,208	—	3,455,208	—	—
Switzerland	5,826,389	—	5,826,389	—	—
United Kingdom	22,376,903	2,872,026	19,504,877	—	—
United States	75,741,895	75,741,895	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	13,101,734	—	—	—	13,101,734
Short-Term Investments	5,916,851	856,629	5,060,222	—	—
Total Assets	$211,371,316	$90,422,504	$107,847,078	$—	$13,101,734

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

28  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—84.0%
Austria—0.7%
Erste Group Bank AG	1,695	$66,534
Raiffeisen Bank International AG	4,738	79,103
		145,637
Brazil—7.7%
Banco do Brasil SA*	113,700	876,729
Cielo SA*	207,000	190,574
Eletromidia SA*	129,376	322,238
Localiza Rent a Car SA*	63	669
Minerva SA	20,300	44,086
Sendas Distribuidora SA*	64,400	223,136
		1,657,432
Chile—0.1%
Banco Santander Chile - ADR	1,447	24,281
China—13.9%
Alibaba Group Holding Ltd.*	18,900	207,738
Alibaba Group Holding Ltd. - SP ADR*	2,346	205,955
China State Construction Engineering Corp., Ltd., Class A	303,200	245,639
Fufeng Group Ltd.	103,000	66,051
JD.com, Inc., Class A	305	6,775
JD.com, Inc. - ADR	3,901	173,360
Meituan, Class B*	420	7,289
Muyuan Foodstuff Co., Ltd., Class A	35,300	251,649
PDD Holdings, Inc. - ADR*	4,778	419,174
Proya Cosmetics Co., Ltd., Class A	12,600	331,363
Rianlon Corp., Class A	15,700	115,744
Tech-Bank Food Co., Ltd., Class A	276,778	242,230
Tencent Holdings Ltd.	4,200	184,499
Trip.com Group Ltd. - ADR*	6,079	216,109
Xiamen Xiangyu Co., Ltd., Class A	32,100	52,728
YTO Express Group Co., Ltd., Class A	19,800	51,797
YTO Express Group Co., Ltd., Class A	85,197	222,876
		3,000,976
Greece—1.0%
Hellenic Telecommunications Organization SA	7,058	108,270
JUMBO SA	5,689	113,597
		221,867
Hungary—0.3%
Richter Gedeon Nyrt	2,632	55,171
India—14.7%
Apollo Tyres Ltd.	27,658	104,744
Bajaj Auto Ltd.	3,384	149,767
Bank of Baroda	325,678	625,602
Bharti Airtel Ltd.	12,294	110,305
Bharti Airtel Ltd.	1,797	7,861
IDFC First Bank Ltd.*	288,533	192,257
Indian Hotels Co., Ltd.	65,502	245,991
ITC Ltd.	118,400	539,276
Mahindra & Mahindra Ltd.	19,107	293,160
Maruti Suzuki India Ltd.	3,314	345,372
PB Fintech Ltd.*	33,184	223,759
Phoenix Mills Ltd., (The)	3,351	56,032
Power Grid Corp. of India Ltd.	94,219	253,101
Reliance Industries Ltd. - SP GDR	575	32,309
		3,179,536
	NUMBER OF SHARES	VALUE
Indonesia—4.1%
Bank Central Asia Tbk PT	737,600	$423,042
Bank Mandiri Persero Tbk PT	480,800	315,189
Bank Negara Indonesia Persero Tbk PT	261,300	150,281
		888,512
Israel—2.5%
Inmode Ltd.*	11,630	410,655
Mizrahi Tefahot Bank Ltd.	4,353	129,445
		540,100
Japan—2.0%
Suzuki Motor Corp.	12,000	421,093
Mexico—8.1%
Arca Continental SAB de CV	14,100	119,426
Coca-Cola Femsa SAB de CV - SP ADR	1,563	112,552
Coca-Cola Femsa SAB de CV	7,690	55,580
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,405	187,566
Grupo Aeroportuario del Pacifico SAB de CV - ADR	2,563	487,175
Grupo Aeroportuario del Sureste SAB de CV - ADR	524	149,958
Grupo Bimbo SAB de CV, Class A	35,400	168,772
Grupo Comercial Chedraui SA de CV	8,400	42,697
Grupo Financiero Banorte SAB de CV, Class O	51,200	433,409
		1,757,135
Poland—0.7%
Dino Polska SA*	1,837	153,359
Russia—0.0%
Fix Price Group PLC - GDR*†	5,934	0
HeadHunter Group PLC - ADR†	3,106	0
Magnit PJSC*†	2,995	0
Sberbank of Russia PJSC - SP ADR*†	9,522	0
		0
Singapore—4.8%
DBS Group Holdings Ltd.	31,056	787,926
United Overseas Bank Ltd.	11,600	257,121
		1,045,047
South Africa—1.0%
Aspen Pharmacare Holdings Ltd.	7,850	60,616
Life Healthcare Group Holdings Ltd.	28,783	30,690
Shoprite Holdings Ltd.	9,831	119,046
		210,352
South Korea—7.7%
Hankook Tire & Technology Co., Ltd.	2,708	76,175
HL Mando Co., Ltd.	4,439	158,993
Hyundai Mobis Co., Ltd.	1,629	261,656
JYP Entertainment Corp.	824	48,941
KT&G Corp.	1,576	105,756
LIG Nex1 Co., Ltd.	2,213	124,828
Orion Corp.	1,063	100,479
SK Hynix, Inc.	11,755	794,459
		1,671,287

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  29

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Taiwan—4.6%
Accton Technology Corp.	50,000	$457,911
Delta Electronics, Inc.	23,000	215,182
Lotes Co., Ltd.	2,115	59,412
Nanya Technology Corp.	91,000	173,220
Wiwynn Corp.	3,000	94,072
		999,797
Thailand—5.5%
AP Thailand PCL - NVDR	491,400	172,344
Bangkok Dusit Medical Services PCL†	250,700	198,624
Bumrungrad Hospital PCL†	25,800	154,035
Kiatnakin Phatra Bank PCL - NVDR	194,200	366,626
Supalai PCL - NVDR	445,600	287,412
		1,179,041
United Kingdom—1.2%
Pepco Group NV*	25,360	251,204
United States—3.4%
Coupang, Inc.*	46,900	727,419
TOTAL COMMON STOCKS (Cost $18,118,623)		18,129,246
PREFERRED STOCKS—1.0%
Brazil—0.8%
Itau Unibanco Holding SA, Class H - SP ADR 3.930%	35,184	169,235
South Korea—0.2%
Samsung Electronics Co., Ltd. 2.706%	1,003	40,445
TOTAL PREFERRED STOCKS (Cost $202,422)		209,680
EXCHANGE TRADED FUNDS—0.0%
Thailand—0.0%
Jasmine Broadband Internet Infrastructure Fund	49,100	11,393
TOTAL EXCHANGE TRADED FUNDS (Cost $16,928)		11,393
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—16.0%
Tri-State Deposit, 4.45%(a)	2,517,197	$2,517,197
U.S. Bank Money Market Deposit Account, 4.25%(a)	925,313	925,313
TOTAL SHORT-TERM INVESTMENTS (Cost $3,442,510)		3,442,510
TOTAL INVESTMENTS—101.0% (Cost $21,780,483)		21,792,829
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.0)%		(215,989)
NET ASSETS—100.0%		$21,576,840

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of February 28, 2023.
†	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by Boston Partners, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $352,659 or 1.6% of net assets.

The accompanying notes are an integral part of the financial statements.

30  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Petpal Pet Nutrition Technology Co., Ltd., Class A	Goldman Sachs	01/05/2026	0.00%	Termination	36,956	$104,540	$11,746
Wens Foodstuffs Group Co., Ltd., Class A	Goldman Sachs	02/09/2026	0.00	Termination	151,186	431,158	(33,522)
						535,698	(21,776)
Portugal
Jeronimo Martins	Goldman Sachs	12/08/2025	2.40	Termination	18,619	382,443	(20,136)
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	4.58	Monthly	117,900	—	(179,468)
Total Long						918,141	(221,380)
Net unrealized gain/(loss) on Contracts For Difference							$(221,380)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  31

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$145,637	$—	$145,637	$—
Brazil	1,657,432	1,657,432	—	—
Chile	24,281	24,281	—	—
China	3,000,976	1,014,598	1,986,378	—
Greece	221,867	—	221,867	—
Hungary	55,171	—	55,171	—
India	3,179,536	—	3,179,536	—
Indonesia	888,512	—	888,512	—
Israel	540,100	410,655	129,445	—
Japan	421,093	—	421,093	—
Mexico	1,757,135	1,757,135	—	—
Poland	153,359	—	153,359	—
Russia	—	—	—	— *
Singapore	1,045,047	—	1,045,047	—
South Africa	210,352	—	210,352	—
South Korea	1,671,287	—	1,671,287	—
Taiwan	999,797	—	999,797	—
Thailand	1,179,041	—	826,382	352,659
United Kingdom	251,204	—	251,204	—
United States	727,419	727,419	—	—
Preferred Stock
Brazil	169,235	169,235	—	—
South Korea	40,445	—	40,445	—
Exchange Traded Funds
Thailand	11,393	11,393	—	—
Short-Term Investments	3,442,510	925,313	2,517,197	—
Contracts For Difference
Equity Contracts	11,746	11,746	—	—
Total Assets	$21,804,575	$6,709,207	$14,742,709	$352,659

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(233,126)	$(53,658)	$—	$(179,468)
Total Liabilities	$(233,126)	$(53,658)	$—	$(179,468)

*	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

32  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—114.0%
COMMON STOCKS—94.0%
Communication Services—6.4%
Activision Blizzard, Inc.#	2,783	$212,204
Alphabet, Inc., Class A*†	8,379	754,613
Baidu, Inc., Class A*	54,048	929,265
Entravision Communications Corp., Class A†	207,858	1,363,548
Grindr, Inc.*	54,246	349,886
Nexstar Media Group, Inc., Class A(a)	4,613	857,557
		4,467,073
Consumer Discretionary—10.0%
Alibaba Group Holding Ltd.*	27,504	302,309
Arcos Dorados Holdings, Inc., Class A	137,337	1,134,402
Bowlero Corp.*(a)	22,805	350,741
Carriage Services, Inc.†	16,151	547,842
Cavco Industries, Inc.*	1,704	485,640
JD.com, Inc., Class A	22,086	490,970
Las Vegas Sands Corp.*(a)	4,937	283,729
LKQ Corp.†	12,095	692,923
Perdoceo Education Corp.*†	42,606	587,324
Skechers U.S.A., Inc., Class A*†	5,929	263,900
Stellantis NV(a)	23,937	419,376
Stride, Inc.*†	29,223	1,241,101
Torrid Holdings, Inc.*(a)	60,561	165,331
		6,965,588
Consumer Staples—2.0%
British American Tobacco PLC - SP ADR	11,364	432,514
Coca-Cola European Partners PLC(a)	7,116	391,380
Vector Group Ltd.†	41,853	555,389
		1,379,283
Energy—6.8%
BP PLC - SP ADR	22,534	892,346
Canadian Natural Resources Ltd.	25,023	1,414,050
Devon Energy Corp.(a)	3,712	200,151
Marathon Petroleum Corp.†	8,325	1,028,970
Schlumberger Ltd.	7,760	412,909
VAALCO Energy, Inc.(a)	35,007	164,183
Vitesse Energy, Inc.(a)	18,940	329,367
World Fuel Services Corp.(a)	11,218	307,934
		4,749,910
Financials—17.4%
American International Group, Inc.†	9,924	606,456
Bank of America Corp.†	20,845	714,983
Bank OZK(a)†	11,762	541,405
BGC Partners, Inc., Class A†	226,149	1,099,084
Charles Schwab Corp., (The)	8,044	626,788
Citigroup, Inc.(a)†	12,182	617,506
Crawford & Co., Class A†	32,418	178,947
Evercore, Inc., Class A(a)	2,895	379,766
Fairfax Financial Holdings Ltd.	1,695	1,184,941
Intercorp Financial Services, Inc.	12,682	302,212
Jefferies Financial Group, Inc.	26,471	1,000,339
KB Financial Group, Inc. - ADR*	12,874	496,035
OP Bancorp	15,191	171,203
PCB Bancorp	20,111	367,227
Prudential Financial, Inc.(a)	2,964	296,400
	NUMBER OF SHARES	VALUE
Financials—(continued)
Reinsurance Group of America, Inc.	3,591	$518,792
Stifel Financial Corp.†	16,347	1,092,470
Wells Fargo & Co.	18,841	881,194
Western Alliance Bancorp(a)†	6,597	489,761
Willis Towers Watson PLC	2,168	508,092
		12,073,601
Health Care—21.0%
Amgen, Inc.†	2,936	680,154
Bristol-Myers Squibb Co.	12,680	874,413
Catalyst Pharmaceuticals, Inc.*†	54,923	838,125
Centene Corp.*†	6,059	414,436
Cigna Corp.†	3,108	907,847
CVS Health Corp.†	12,497	1,043,999
Elevance Health, Inc.†	2,600	1,221,142
Harrow Health, Inc.*†	36,032	645,693
HCA Healthcare, Inc.	3,851	937,526
Henry Schein, Inc.*	8,125	636,269
Inmode Ltd.*#	11,480	405,359
Jazz Pharmaceuticals PLC*	2,210	310,284
Johnson & Johnson†	6,071	930,441
Lantheus Holdings, Inc.*(a)	9,552	706,466
Medtronic PLC†	8,535	706,698
Merck & Co., Inc.†	5,363	569,765
Novartis AG - SP ADR(a)Ɨ	10,497	883,008
Quipt Home Medical Corp.*	62,952	395,338
UnitedHealth Group, Inc.†	1,357	645,850
Universal Health Services, Inc., Class BƗ	6,219	830,672
		14,583,485
Industrials—10.7%
Acuity Brands, Inc.(a)	1,832	355,335
Barrett Business Services, Inc.†	9,366	898,949
Builders FirstSource, Inc.*(a)†#	9,761	827,537
CACI International, Inc., Class A*	1,709	500,737
Euroseas Ltd.(a)	14,723	283,565
Forward Air Corp.(a)	2,678	276,396
Galliford Try Holdings PLC	133,023	280,011
Gibraltar Industries, Inc.*	5,494	293,434
Global Industrial Co.†	8,567	240,990
Graham Corp.*†	16,965	243,617
Heidrick & Struggles International, Inc.†	5,251	180,267
Kelly Services, Inc., Class A†	13,697	229,151
Korn Ferry(a)	5,731	320,306
L B Foster Co., Class A*	16,718	210,145
Quanta Services, Inc.†	2,942	474,839
Ryanair Holdings PLC - SP ADR*(a)	5,119	474,890
Sterling Infrastructure, Inc.*	8,702	334,679
UFP Industries, Inc.(a)	6,358	543,800
V2X, Inc.*	9,511	441,025
		7,409,673
Information Technology—13.9%
Arrow Electronics, Inc.*	2,190	258,398
Box, Inc., Class A*(a)	10,620	354,177
Capgemini SE - ADR†	7,040	263,859
Check Point Software Technologies Ltd.*	7,186	889,052
Cisco Systems, Inc.	13,691	662,918
Cognizant Technology Solutions Corp., Class A†	11,531	722,187

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  33

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Information Technology—(continued)
Concentrix Corp.†	2,004	$274,227
DocuSign, Inc.*#	6,699	410,984
Dropbox, Inc., Class A*†	18,459	376,564
Fabrinet*†	1,666	203,035
FleetCor Technologies, Inc.*	2,461	528,598
Genpact Ltd.	9,000	429,570
Hackett Group, Inc., (The)	26,936	502,087
InterDigital, Inc.	7,098	518,083
Nano Dimension Ltd. - ADR*(a)	54,344	159,771
Open Text Corp.†	10,525	361,850
Oracle Corp.(a)†	7,649	668,523
QUALCOMM, Inc.	6,658	822,463
Richardson Electronics Ltd.†	23,161	485,918
TD SYNNEX Corp.†	2,479	239,273
Telefonaktiebolaget LM Ericsson - SP ADRƗ	91,733	504,531
		9,636,068
Materials—3.5%
Berry Global Group, Inc.†	11,161	693,098
Dundee Precious Metals, Inc.	46,422	298,026
Ecovyst, Inc.*(a)	26,031	261,351
Ferroglobe PLC*	56,921	284,036
POSCO Holdings, Inc. - SP ADR(a)	3,822	233,104
Rio Tinto PLC - SP ADR(a)†	3,562	248,378
Ternium SA - SP ADR†	10,040	427,805
		2,445,798
Real Estate—2.3%
Newmark Group, Inc., Class A†	103,631	831,121
Service Properties Trust†	42,817	470,131
Simon Property Group, Inc.(a)	2,414	294,725
		1,595,977
TOTAL COMMON STOCKS (Cost $46,207,565)		65,306,456

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS—0.1%
Call Purchased Options—0.1%
Activision Blizzard, Inc. Expiration: 05/19/2023
Exercise Price: 70.00	40	305,000	33,400
TOTAL CALL PURCHASED OPTIONS (Cost $47,521)			33,400
TOTAL PURCHASED OPTIONS (Cost $47,521)			33,400

	NUMBER OF SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%(b)	9,336,324		9,336,324
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $9,336,324)			9,336,324
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—6.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 4.47%(b)†	560	$560
Federated Hermes U.S. Treasury Cash Reserves, 4.42%(b)†	560	560
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.48%(b)†	560	560
MSILF Treasury Securities Portfolio, 4.42%(b)†	560	560
U.S. Bank Money Market Deposit Account, 4.25%(b)	4,543,030	4,543,030
TOTAL SHORT-TERM INVESTMENTS (Cost $4,545,270)		4,545,270
TOTAL LONG POSITIONS—114.0% (Cost $60,136,680)		79,221,450
SECURITIES SOLD SHORT—(17.6%)
COMMON STOCKS—(17.6%)
Communication Services—(0.6%)
Consolidated Communications Holdings, Inc.*	(53,792)	(162,990)
CTC Communications Group, Inc.*†	(98,900)	0
Roblox Corp., Class A*	(6,524)	(239,039)
		(402,029)
Consumer Discretionary—(5.3%)
Brunswick Corp.	(3,167)	(276,859)
Destination XL Group, Inc.*	(32,786)	(196,060)
Dutch Bros, Inc., Class A*	(7,356)	(245,323)
GrowGeneration Corp.*	(21,460)	(90,883)
Krispy Kreme, Inc.	(17,536)	(228,143)
Mattel, Inc.*	(15,308)	(275,391)
Mister Car Wash, Inc.*	(17,727)	(163,620)
Papa John’s International, Inc.	(1,965)	(164,962)
Peloton Interactive, Inc., Class A*	(9,044)	(116,849)
Portillo’s, Inc., Class A*	(12,876)	(292,543)
Qsound Labs, Inc.*†	(4,440)	0
Tesla, Inc.*	(2,558)	(526,206)
Vizio Holding Corp., Class A*	(20,057)	(205,584)
Warby Parker, Inc., Class A*	(14,641)	(190,479)
Wingstop, Inc.	(2,316)	(394,531)
Workhorse Group, Inc.*	(81,444)	(167,775)
YETI Holdings, Inc.*	(3,317)	(129,297)
		(3,664,505)
Consumer Staples—(1.2%)
Amish Naturals, Inc.*†	(25,959)	0
BRC, Inc., Class A*	(29,377)	(195,651)
Freshpet, Inc.*	(3,235)	(201,152)
National Beverage Corp.*	(4,217)	(196,723)
Oatly Group AB - ADR*	(51,391)	(113,060)
Tattooed Chef, Inc.*	(14,126)	(17,799)
Tootsie Roll Industries, Inc.	(3,158)	(139,047)
		(863,432)
Energy—(0.6%)
Beard Co.*†	(9,710)	0
Enviva, Inc.	(4,200)	(182,952)
Green Plains, Inc.*	(7,144)	(247,682)
		(430,634)

The accompanying notes are an integral part of the financial statements.

34  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Financials—(0.2%)
P10, Inc., Class A	(14,398)	$(155,066)
Health Care—(1.3%)
10X Genomics, Inc., Class A*	(2,854)	(135,622)
Beam Therapeutics, Inc.*	(2,517)	(101,284)
BodyTel Scientific, Inc.*†	(4,840)	0
CareView Communications, Inc.*	(174,320)	(9,858)
Cassava Sciences, Inc.*	(5,925)	(146,348)
Celldex Therapeutics, Inc.*	(4,001)	(171,203)
Glaukos Corp.*	(3,605)	(170,264)
Nano-X Imaging Ltd.*	(11,571)	(84,353)
Oxford Nanopore Technologies PLC*	(29,323)	(73,673)
		(892,605)
Industrials—(2.8%)
Ameresco, Inc., Class A*	(4,709)	(206,961)
Applied Energetics, Inc.*	(57,676)	(135,539)
Array Technologies, Inc.*	(11,608)	(217,534)
Corporate Resource Services, Inc.*†	(218,896)	(219)
Custom Truck One Source, Inc.*	(30,483)	(220,697)
DynaMotive Energy Systems Corp.*†	(72,185)	(7)
Ener1, Inc.*†	(102,820)	(10)
Fiverr International Ltd.*	(8,864)	(351,103)
MillerKnoll, Inc.	(13,950)	(332,986)
Omega Flex, Inc.	(2,769)	(322,256)
Sunrun, Inc.*	(6,324)	(152,029)
Valence Technology, Inc.*†	(27,585)	(3)
		(1,939,344)
Information Technology—(5.4%)
Affirm Holdings, Inc.*	(12,866)	(175,235)
ANTs software, Inc.*†	(10,334)	(1)
BILL Holdings, Inc.*	(1,701)	(143,956)
Confluent, Inc., Class A*	(7,503)	(182,998)
Consygen, Inc.*†	(200)	0
Crowdstrike Holdings, Inc., Class A*	(1,051)	(126,845)
Flywire Corp.*	(10,982)	(271,585)
Guidewire Software, Inc.*	(2,390)	(167,802)
HashiCorp, Inc., Class A*	(7,738)	(225,950)
Impinj, Inc.*	(5,046)	(669,201)
Interliant, Inc.*†	(600)	0
Lightwave Logic, Inc.*	(38,966)	(229,899)
Marathon Digital Holdings, Inc.*	(7,047)	(50,034)
Matterport, Inc.*	(21,207)	(64,681)
MicroVision, Inc.*	(42,843)	(109,678)
nCino, Inc.*	(9,102)	(248,029)
Nestor, Inc.*†	(15,200)	(2)
Procore Technologies, Inc.*	(3,531)	(236,542)
Sprout Social, Inc., Class A*	(2,834)	(172,817)
Tiger Telematics, Inc.*†	(6,510)	0
UiPath, Inc., Class A*	(16,980)	(251,983)
Uni-Pixel, Inc.*†	(19,665)	0
Unity Software, Inc.*	(8,746)	(266,228)
Wolfspeed, Inc.*	(2,244)	(166,011)
Worldgate Communications, Inc.*†	(582,655)	(58)
XRiver Corp.*†	(34,156)	0
		(3,759,535)
Materials—(0.2%)
PureCycle Technologies, Inc.*	(18,110)	(115,542)
TOTAL COMMON STOCKS (Proceeds $(19,905,636))		(12,222,692)
TOTAL SECURITIES SOLD SHORT—(17.6%) (Proceeds $(19,905,636))		(12,222,692)
NUMBER OF CONTRACTS		NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN††—(0.3%)
Call Options Written—(0.3%)
Builders FirstSource, Inc. Expiration: 06/16/2023, Exercise Price: 75.00	(77)	(652,806)	$(109,340)
DocuSign, Inc. Expiration: 06/16/2023, Exercise Price: 65.00	(66)	(404,910)	(51,480)
Inmode Ltd. Expiration: 05/19/2023, Exercise Price: 37.50	(92)	(324,852)	(26,312)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(193,608))			(187,132)
Put Options Written—(0.0%)
Activision Blizzard, Inc. Expiration: 01/19/2024, Exercise Price: 52.50	(66)	(503,250)	(4,752)
Silicon Motion Technology Corp. Expiration: 03/17/2023, Exercise Price: 45.00	(79)	(531,038)	(7,505)
TOTAL PUT OPTIONS WRITTEN (Premiums received $(40,916))			(12,257)
TOTAL OPTIONS WRITTEN (Premiums received $(234,524))			(199,389)
OTHER ASSETS IN EXCESS OF LIABILITIES—3.9%			2,723,830
NET ASSETS—100.0%			$69,523,199

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $9,034,696.
(b)	The rate shown is as of February 28, 2023.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.
‡	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by Boston Partners, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $(300) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  35

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$4,467,073	$3,537,808	$929,265	$—		$—
Consumer Discretionary	6,965,588	6,172,309	793,279	—		—
Consumer Staples	1,379,283	1,379,283	—	—		—
Energy	4,749,910	4,749,910	—	—		—
Financials	12,073,601	12,073,601	—	—		—
Health Care	14,583,485	14,583,485	—	—		—
Industrials	7,409,673	7,409,673	—	—		—
Information Technology	9,636,068	9,636,068	—	—		—
Materials	2,445,798	2,445,798	—	—		—
Real Estate	1,595,977	1,595,977	—	—		—
Purchased Options	33,400	—	33,400	—		—
Investments Purchased with Proceeds from Securities Lending Collateral	9,336,324	—	—	—		9,336,324
Short-Term Investments	4,545,270	4,545,270	—	—		—
Total Assets	$79,221,450	$68,129,182	$1,755,944	$—		$9,336,324

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(402,029)	$(402,029)	$—	$—	**	$—
Consumer Discretionary	(3,664,505)	(3,664,505)	—	—	**	—
Consumer Staples	(863,432)	(863,432)	—	—	**	—
Energy	(430,634)	(430,634)	— **	—		—
Financials	(155,066)	(155,066)	—	—		—
Health Care	(892,605)	(818,932)	(73,673)	—	**	—
Industrials	(1,939,344)	(1,939,105)	—	(239)		—
Information Technology	(3,759,535)	(3,759,474)	—	(61)		—
Materials	(115,542)	(115,542)	—	—		—
Options Written
Equity Contracts	(199,389)	(194,637)	(4,752)	—		—
Total Liabilities	$(12,422,081)	$(12,343,356)	$(78,425)	$(300)		$—

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.
**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

36  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—99.9%
COMMON STOCKS—94.3%
Communication Services—5.3%
Activision Blizzard, Inc.	71,105	$5,421,756
Alphabet, Inc., Class A*	37,984	3,420,839
Deutsche Telekom AG	214,520	4,814,476
Future PLC	220,542	3,711,894
Interpublic Group of Cos., Inc., (The)†	55,170	1,960,742
Live Nation Entertainment, Inc.*	27,694	1,995,630
Nexstar Media Group, Inc., Class A†	53,061	9,864,040
Take-Two Interactive Software, Inc.*	23,047	2,524,799
TEGNA, Inc.	195,356	3,399,194
T-Mobile US, Inc.*	19,485	2,770,377
		39,883,747
Consumer Discretionary—9.7%
AutoNation, Inc.*	4,454	608,015
AutoZone, Inc.*	2,119	5,268,978
Booking Holdings, Inc.*	2,621	6,615,404
Boyd Gaming Corp.	42,979	2,799,222
Dollar General Corp.	22,242	4,810,945
Flutter Entertainment PLC*	34,117	5,452,288
Frontdoor, Inc.*	71,677	2,024,875
Garmin Ltd.	17,691	1,736,018
Genting Singapore Ltd.	4,325,300	3,271,973
GVC Holdings PLC	219,271	3,580,844
H&R Block, Inc.	63,755	2,346,184
Harley-Davidson, Inc.†	42,102	2,001,950
LKQ Corp.†	40,808	2,337,890
Mohawk Industries, Inc.*	15,206	1,563,937
Restaurant Brands International, Inc.	.63,555	4,098,662
Ross Stores, Inc.	37,524	4,147,903
Stride, Inc.*†	92,929	3,946,695
Tempur Sealy International, Inc.†	75,289	3,217,852
TJX Cos., Inc., (The)†	42,418	3,249,219
Topgolf Callaway Brands Corp.*†	108,343	2,511,391
Whirlpool Corp.	8,354	1,152,685
Wyndham Hotels & Resorts, Inc.	46,594	3,588,670
Wynn Macau Ltd.*	2,666,900	2,758,079
		73,089,679
Consumer Staples—6.0%
Albertsons Cos., Inc., Class A	151,885	3,019,474
British American Tobacco PLC - SP ADR†	64,641	2,460,236
Coca-Cola European Partners PLC†	33,606	1,848,330
Hershey Co., (The)	38,012	9,059,020
Keurig Dr Pepper, Inc.†	231,818	8,009,312
Kraft Heinz Co., (The)†	107,926	4,202,638
Kroger Co., (The)	59,342	2,560,014
Philip Morris International, Inc.	53,438	5,199,517
US Foods Holding Corp.*†#	105,586	3,962,643
Walmart, Inc.	36,315	5,161,451
		45,482,635
Energy—7.9%
Canadian Natural Resources Ltd.	93,273	5,270,857
Cenovus Energy, Inc.	384,505	7,089,883
Chord Energy Corp.	14,432	1,942,836
Devon Energy Corp.†	81,632	4,401,597
Diamondback Energy, Inc.†	10,643	1,496,193
Enerplus Corp.	117,268	1,860,647
Halliburton Co.†	163,711	5,931,250
Kosmos Energy Ltd.*†	241,907	1,903,808
Marathon Petroleum Corp.†	48,185	5,955,666
	NUMBER OF SHARES	VALUE
Energy—(continued)
MEG Energy Corp.*	213,203	$3,368,748
Peabody Energy Corp.*	143,822	3,926,341
Pioneer Natural Resources Co.	6,950	1,392,849
ProPetro Holding Corp.*	393,335	3,465,281
Schlumberger Ltd.	113,518	6,040,293
Valero Energy Corp.	43,002	5,664,653
		59,710,902
Financials—16.3%
Allstate Corp., (The)†	30,488	3,926,245
Ameriprise Financial, Inc.†	19,817	6,794,655
Aon PLC, Class A	12,185	3,704,849
Arthur J Gallagher & Co.	1,813	339,665
Bank of America Corp.†	222,242	7,622,901
Berkshire Hathaway, Inc., Class B*†	12,373	3,775,992
Charles Schwab Corp., (The)	40,612	3,164,487
Chubb Ltd.	9,263	1,954,678
DBS Group Holdings Ltd.	66,600	1,689,718
Direct Line Insurance Group PLC	544,404	1,178,552
Discover Financial Services†	18,675	2,091,600
East West Bancorp, Inc.†	91,530	6,975,501
Everest Re Group Ltd.	11,500	4,415,655
Fifth Third Bancorp†	196,805	7,144,022
Goldman Sachs Group, Inc., (The)†	6,091	2,141,900
Hana Financial Group, Inc.	51,597	1,769,637
Huntington Bancshares, Inc.†	515,153	7,892,144
ING Groep NV	149,689	2,094,910
JPMorgan Chase & Co.†	58,653	8,407,908
KeyCorp†	223,225	4,082,785
NatWest Group PLC	540,851	1,899,977
Nordea Bank Abp	302,498	3,833,325
Regions Financial Corp.†	137,980	3,217,694
Renaissance Holdings Ltd.	22,049	4,738,330
S&P Global, Inc.	2,669	910,663
Sampo Oyj, Class A	75,679	3,684,060
SLM Corp.†	101,830	1,464,315
Synchrony Financial†	17,433	622,532
Truist Financial Corp.†	75,359	3,538,105
UBS Group AG*	84,726	1,845,332
United Overseas Bank Ltd.	120,100	2,662,093
W R Berkley Corp.†	50,748	3,359,010
Wells Fargo & Co.	187,369	8,763,248
White Mountains Insurance Group Ltd.	895	1,291,995
		122,998,483
Health Care—11.7%
Abbott Laboratories†	3,524	358,461
AbbVie, Inc.†	60,420	9,298,638
Amedisys, Inc.*	5,002	459,934
AmerisourceBergen Corp.	2,693	418,923
Amgen, Inc.	24,157	5,596,211
AstraZeneca PLC	17,532	2,284,032
Avantor, Inc.*†	135,555	3,303,475
Boston Scientific Corp.*†	33,117	1,547,226
Bristol-Myers Squibb Co.	101,910	7,027,714
Centene Corp.*†	51,442	3,518,633
Cigna Corp.†	12,358	3,609,772
CVS Health Corp.†	55,279	4,618,008
Elevance Health, Inc.†	8,878	4,169,730
Envista Holdings Corp.*†	68,485	2,647,630

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  37

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—(continued)
HCA Healthcare, Inc.	9,292	$2,262,138
Humana, Inc.	5,543	2,743,896
ICON PLC*	12,688	2,862,794
IQVIA Holdings, Inc.*	9,358	1,950,862
Johnson & Johnson†	20,414	3,128,650
Medtronic PLC	16,838	1,394,186
Merck & Co., Inc.	3,245	344,749
Molina Healthcare, Inc.*	2,413	664,371
Novo Nordisk A/S, Class B	9,665	1,365,232
Pfizer, Inc.	12,186	494,386
R1 RCM, Inc.*	113,739	1,615,094
Sanofi	33,050	3,090,112
Sotera Health Co.*†	77,086	1,286,565
Stryker Corp.	4,649	1,222,129
Syneos Health, Inc.*	5,735	230,662
Thermo Fisher Scientific, Inc.	6,304	3,415,255
UCB SA	14,068	1,209,399
UnitedHealth Group, Inc.	15,295	7,279,502
Universal Health Services, Inc., Class B	2,794	373,195
Zimmer Biomet Holdings, Inc.†	21,770	2,696,650
		88,488,214
Industrials—17.1%
Acuity Brands, Inc.	16,046	3,112,282
Advanced Drainage Systems, Inc.	24,078	2,136,441
AGCO Corp.	14,298	2,013,301
Airbus SE	21,247	2,782,725
Allegion PLC	24,601	2,772,779
Allison Transmission Holdings, Inc.†	55,504	2,636,440
AMETEK, Inc.†	31,267	4,426,157
ANDRITZ AG	45,084	2,782,050
ASGN, Inc.*†	34,779	3,088,375
BWX Technologies, Inc.†	41,373	2,528,304
Carlisle Cos., Inc.	11,592	2,993,286
Caterpillar, Inc.	14,486	3,470,121
Clean Harbors, Inc.*	32,158	4,247,107
Copart, Inc.*	65,077	4,585,325
Curtiss-Wright Corp.	14,785	2,584,270
Daimler Truck Holding AG*	89,296	2,828,365
Deere & Co.	7,885	3,305,707
Dover Corp.†	19,039	2,853,946
Eaton Corp., PLC†	19,651	3,437,549
Eiffage SA	24,656	2,705,969
Ferguson PLC	19,903	2,868,022
Fortive Corp.	57,608	3,840,149
FTI Consulting, Inc.*†	42,853	7,872,525
Hexcel Corp.	28,855	2,104,972
Howmet Aerospace, Inc.†	105,593	4,453,913
Landstar System, Inc.	12,830	2,319,536
Leidos Holdings, Inc.†	33,781	3,279,122
nVent Electric PLC	84,685	3,881,960
Otis Worldwide Corp.	43,679	3,696,117
Parker-Hannifin Corp.†	14,649	5,154,251
Resideo Technologies, Inc.*†	71,837	1,317,491
Science Applications International Corp.†	65,935	7,031,308
Sensata Technologies Holding PLC	30,606	1,548,051
Siemens AG	21,019	3,203,119
	NUMBER OF SHARES	VALUE
Industrials—(continued)
Societe BIC SA	32,723	$2,116,738
Textron, Inc.	49,007	3,554,478
TransUnion	31,685	2,073,150
WESCO International, Inc.*	26,384	4,368,663
Westinghouse Air Brake Technologies Corp.	32,411	3,381,440
		129,355,504
Information Technology—12.5%
Advanced Micro Devices, Inc.*	28,578	2,245,659
Amdocs Ltd.†	21,083	1,931,414
Applied Materials, Inc.	23,105	2,683,646
Arrow Electronics, Inc.*†	15,679	1,849,965
Broadcom, Inc.	11,168	6,637,031
Capgemini SE	23,263	4,362,644
Check Point Software Technologies Ltd.*	41,285	5,107,780
Cisco Systems, Inc.†	111,913	5,418,827
Cognizant Technology Solutions Corp., Class A†	70,820	4,435,457
Concentrix Corp.	28,509	3,901,172
Fair Isaac Corp.*	3,209	2,173,745
FleetCor Technologies, Inc.*†	21,884	4,700,464
Flex Ltd.*†	269,620	6,136,551
Gen Digital, Inc.†	123,919	2,417,660
Jabil, Inc.†	79,508	6,601,549
Juniper Networks, Inc.	101,210	3,115,244
KLA Corp.	4,106	1,557,734
Lam Research Corp.	5,407	2,627,856
Microchip Technology, Inc.†	60,302	4,886,271
Micron Technology, Inc.	38,359	2,217,917
NetApp, Inc.	49,972	3,225,693
NXP Semiconductors NV	13,336	2,380,209
Oracle Corp.†	41,817	3,654,806
QUALCOMM, Inc.	35,819	4,424,721
Samsung Electronics Co., Ltd.	35,974	1,645,988
SS&C Technologies Holdings, Inc.†	70,282	4,125,553
Western Digital Corp.*	12,786	492,005
		94,957,561
Materials—3.9%
Avery Dennison Corp.	15,679	2,856,557
Corteva, Inc.†	101,476	6,320,940
DuPont de Nemours, Inc.†	16,443	1,200,832
FMC Corp.	36,895	4,764,989
Glencore PLC*	971,267	5,790,556
Norsk Hydro ASA	736,924	5,363,898
Olin Corp.	47,169	2,724,010
WestRock Co.	28,113	882,748
		29,904,530
Real Estate—2.4%
Americold Realty Trust, Inc.†	104,400	3,069,360
Equity LifeStyle Properties, Inc.	21,433	1,468,375
Essex Property Trust, Inc.	11,918	2,718,019
Host Hotels & Resorts, Inc.†	92,769	1,558,519
Klepierre SA	38,717	965,588
Lamar Advertising Co., Class A	24,319	2,542,795
Regency Centers Corp.	29,329	1,844,794
Ventas, Inc.	53,940	2,624,181
VICI Properties, Inc.	43,131	1,446,182
		18,237,813

The accompanying notes are an integral part of the financial statements.

38  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Utilities—1.5%
American Electric Power Co., Inc.	20,531	$1,806,112
CenterPoint Energy, Inc.†	110,592	3,076,669
Entergy Corp.	33,860	3,483,178
FirstEnergy Corp.	69,518	2,748,742
		11,114,701
TOTAL COMMON STOCKS (Cost $554,829,279)		713,223,769
WARRANTS—0.0%
Energy—0.0%
Vista Energy SAB de CV*	26	7
TOTAL WARRANTS (Cost $4)		7
SHORT-TERM INVESTMENTS—5.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 4.47%(a)†	4,867	4,867
Federated Hermes U.S. Treasury Cash Reserves, 4.42%(a)†	4,867	4,867
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.48%(a)†	4,867	4,867
MSILF Treasury Securities Portfolio, 4.42%(a)†	4,867	4,867
U.S. Bank Money Market Deposit Account, 4.25%(a)	42,436,474	42,436,474
TOTAL SHORT-TERM INVESTMENTS (Cost $42,455,942)		42,455,942
TOTAL LONG POSITIONS—99.9% (Cost $597,285,225)		755,679,718
SECURITIES SOLD SHORT—(29.3%)
COMMON STOCKS—(29.3%)
Communication Services—(2.3%)
Angi, Inc.*	(585,009)	(1,497,623)
AT&T, Inc.	(88,088)	(1,665,744)
Cable One, Inc.	(841)	(580,803)
Clear Channel Outdoor Holdings, Inc.*	(628,684)	(1,112,771)
fuboTV, Inc.*	(299,748)	(572,519)
iHeartMedia, Inc., Class A*	(180,527)	(1,310,626)
Lions Gate Entertainment Corp., Class A*	(127,619)	(1,354,038)
Madison Square Garden Entertainment Corp.*	(27,875)	(1,687,274)
Paramount Global, Class B	(152,274)	(3,261,709)
Proximus SADP	(51,628)	(475,434)
Roblox Corp., Class A*	(16,424)	(601,775)
Telia Co., AB	(812,839)	(2,099,063)
Warner Music Group Corp., Class A	(49,247)	(1,554,235)
		(17,773,614)
Consumer Discretionary—(5.2%)
Accor SA*	(59,358)	(1,970,048)
Acushnet Holdings Corp.	(23,256)	(1,122,335)
Adient PLC*	(23,171)	(989,865)
Carnival Corp.*	(42,228)	(448,461)
Cheesecake Factory Inc., (The)	(27,852)	(1,042,779)
Choice Hotels International, Inc.	(17,522)	(2,073,904)
	NUMBER OF SHARES	VALUE
Consumer Discretionary—(continued)
Dick’s Sporting Goods, Inc.	(22,080)	$(2,840,150)
Etsy, Inc.*	(9,810)	(1,191,032)
Genius Sports Ltd.*	(124,909)	(604,560)
Golden Entertainment, Inc.*	(33,471)	(1,375,993)
Hyatt Hotels Corp., Class A*	(18,640)	(2,166,714)
LGI Homes, Inc.*	(16,890)	(1,761,796)
Life Time Group Holdings, Inc.*	(122,486)	(2,213,322)
Lululemon Athletica, Inc.*	(2,273)	(702,812)
Mattel, Inc.*	(52,079)	(936,901)
Membership Collective Group, Inc., Class A*	(220,189)	(1,473,064)
Moncler SpA	(21,186)	(1,291,411)
Pearson PLC	(103,441)	(1,144,229)
Portillo’s, Inc., Class A*	(32,355)	(735,106)
QuantumScape Corp.*	(374,453)	(3,583,515)
Rakuten Group, Inc.	(465,000)	(2,292,071)
RH*	(2,513)	(751,462)
Shake Shack, Inc., Class A*	(9,331)	(520,576)
Texas Roadhouse, Inc.	(6,842)	(694,737)
Whitbread PLC	(24,978)	(926,395)
Williams-Sonoma, Inc.	(13,030)	(1,627,708)
Wingstop, Inc.	(8,886)	(1,513,730)
Yum China Holdings, Inc.	(16,769)	(984,843)
		(38,979,519)
Consumer Staples—(1.8%)
B&G Foods, Inc.	(84,028)	(1,064,635)
Beyond Meat, Inc.*	(40,159)	(716,437)
Central Garden & Pet Co., Class A*	(79,533)	(3,056,453)
Clorox Co., (The)	(10,339)	(1,607,094)
Coca-Cola Bottlers Japan Holdings, Inc.	(160,800)	(1,692,716)
Hormel Foods Corp.	(25,458)	(1,129,826)
Kimberly-Clark Corp.	(16,838)	(2,105,592)
McCormick & Co., Inc.	(17,394)	(1,292,722)
Oatly Group AB - ADR*	(418,784)	(921,325)
		(13,586,800)
Energy—(1.5%)
Antero Resources Corp.*	(36,275)	(950,405)
Chesapeake Energy Corp.	(11,679)	(943,780)
Comstock Resources, Inc.	(114,644)	(1,391,778)
Coterra Energy, Inc.	(57,220)	(1,428,783)
Enviva, Inc.	(43,161)	(1,880,093)
EQT Corp.	(42,292)	(1,403,249)
Permian Resources Corp.	(126,169)	(1,363,887)
Vital Energy, Inc.*	(45,336)	(2,329,817)
		(11,691,792)
Financials—(2.9%)
Ashmore Group PLC	(735,024)	(2,389,775)
B Riley Financial, Inc.	(73,059)	(2,906,287)
Cincinnati Financial Corp.	(9,721)	(1,173,325)
Credit Suisse Group AG	(266,886)	(804,576)
Deutsche Bank AG	(36,855)	(459,482)
Erie Indemnity Co., Class A	(4,814)	(1,133,167)
Hang Seng Bank Ltd.	(227,000)	(3,692,504)
Selective Insurance Group, Inc.	(7,769)	(788,787)
SoFi Technologies, Inc.*	(249,035)	(1,643,631)
T Rowe Price Group, Inc.	(30,337)	(3,406,238)
Trupanion, Inc.*	(9,544)	(566,723)
United Bankshares, Inc.	(64,046)	(2,611,155)
		(21,575,650)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  39

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—(2.0%)
Align Technology, Inc.*	(3,820)	$(1,182,290)
Ambu A/S, Class B	(24,850)	(364,154)
Ascendis Pharma A/S - ADR*	(7,592)	(843,395)
Cassava Sciences, Inc.*	(14,675)	(362,473)
Celldex Therapeutics, Inc.*	(19,363)	(828,543)
Doximity, Inc., Class A*	(33,539)	(1,127,917)
Glaukos Corp.*	(12,300)	(580,929)
GoodRx Holdings, Inc., Class A*	(185,042)	(978,872)
Guardant Health, Inc.*	(23,593)	(728,788)
Idorsia Ltd.*	(41,421)	(546,977)
Intra-Cellular Therapies, Inc.*	(14,836)	(727,409)
Mirati Therapeutics, Inc.*	(7,301)	(334,678)
ModivCare, Inc.*	(8,580)	(842,470)
Neogen Corp.*	(67,022)	(1,185,619)
Oak Street Health, Inc.*	(33,506)	(1,186,112)
Oxford Nanopore Technologies PLC*	(133,540)	(335,515)
Tandem Diabetes Care, Inc.*	(15,572)	(558,412)
Teladoc Health, Inc.*	(40,044)	(1,060,766)
Ventyx Biosciences, Inc.*	(17,884)	(773,483)
West Pharmaceutical Services, Inc.	(2,649)	(839,812)
		(15,388,614)
Industrials—(6.5%)
AeroVironment, Inc.*	(35,665)	(3,057,917)
American Airlines Group, Inc.*	(74,818)	(1,195,592)
Array Technologies, Inc.*	(142,242)	(2,665,615)
AZEK Co., Inc., (The)*	(134,708)	(3,245,116)
General Electric Co.	(32,605)	(2,761,969)
Hayward Holdings, Inc.*	(206,943)	(2,547,468)
Healthcare Services Group, Inc.*	(52,373)	(694,990)
Husqvarna AB, Class B	(340,775)	(3,017,241)
InPost SA*	(285,328)	(2,361,173)
Joby Aviation, Inc.*	(231,439)	(1,087,763)
Kennametal, Inc.	(101,342)	(2,871,019)
Kratos Defense & Security Solutions, Inc.*	(248,264)	(3,140,539)
Mercury Systems, Inc.*	(44,330)	(2,320,232)
Oshkosh Corp.	(27,806)	(2,480,017)
Pentair PLC	(44,082)	(2,465,947)
Proto Labs, Inc.*	(55,081)	(1,731,747)
Rolls-Royce Holdings PLC*	(1,131,611)	(1,971,602)
Saia, Inc.*	(6,464)	(1,750,904)
Triton International Ltd.	(29,250)	(2,016,495)
Vertiv Holdings Co.	(191,515)	(3,112,119)
Watsco, Inc.	(7,942)	(2,420,007)
		(48,915,472)
Information Technology—(3.7%)
Appfolio, Inc., Class A*	(17,369)	(2,293,750)
BlackBerry Ltd.*	(418,851)	(1,625,142)
Entegris, Inc.	(30,669)	(2,613,919)
GCL Technology Holdings Ltd.*	(10,225,000)	(2,633,087)
Itron, Inc.*	(35,874)	(2,000,693)
Jamf Holding Corp.*	(127,908)	(2,714,208)
Melexis NV	(19,462)	(2,105,113)
Napco Security Technologies, Inc.*	(70,393)	(2,224,419)
Palantir Technologies, Inc., Class A*	(366,071)	(2,869,997)
Procore Technologies, Inc.*	(44,510)	(2,981,725)
Taiyo Yuden Co., Ltd.	(59,600)	(1,804,807)
Unity Software, Inc.*	(78,973)	(2,403,938)
		(28,270,798)
		NUMBER OF SHARES	VALUE
Materials—(2.1%)
Antofagasta PLC		(47,451)	$(895,105)
AptarGroup, Inc.		(8,615)	(1,005,543)
Ball Corp.		(27,317)	(1,535,489)
Huntsman Corp.		(112,638)	(3,304,799)
Kumba Iron Ore Ltd.		(53,067)	(1,383,874)
Mitsui Chemicals, Inc.		(63,200)	(1,524,708)
Nippon Paper Industries Co., Ltd.		(278,100)	(2,224,184)
Siam Cement PCL, (The) - NVDR		(188,600)	(1,744,653)
Southern Copper Corp.		(26,705)	(1,967,891)
			(15,586,246)
Real Estate—(1.0%)
Howard Hughes Corp., (The)*		(12,786)	(1,062,772)
Macerich Co., (The)		(68,451)	(817,989)
Nomura Real Estate Master Fund, Inc.*		(990)	(1,097,370)
Rexford Industrial Realty, Inc.		(20,323)	(1,228,729)
SL Green Realty Corp.		(32,915)	(1,120,756)
Unibail-Rodamco-Westfield*		(19,442)	(1,228,489)
WeWork, Inc., Class A*		(678,767)	(787,370)
			(7,343,475)
Utilities—(0.3%)
Avangrid, Inc.		(55,946)	(2,183,572)
TOTAL COMMON STOCKS (Proceeds $(245,872,950))			(221,295,552)
TOTAL SECURITIES SOLD SHORT—(29.3%) (Proceeds $(245,872,950))			(221,295,552)

NUMBER OF CONTRACTS		NOTIONAL AMOUNT
OPTIONS WRITTEN ††—0.0%
Call Options Written—(0.0%)
US Foods Holding Corp. Expiration: 03/17/2023, Exercise Price: 40.00	(263)	(987,039)	(6,049)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(26,478))			(6,049)
TOTAL OPTIONS WRITTEN (Premiums received $(26,478))			(6,049)
OTHER ASSETS IN EXCESS OF LIABILITIES—29.4%			222,326,026
NET ASSETS—100.0%			$756,704,143

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
NVDR	Non-Voting Depository Receipt
*	Non-income producing.
(a)	The rate shown is as of February 28, 2023.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

40  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	12/08/2025	4.58%	Termination	123,435	$3,278,434	$263,345
Total Long						3,278,434	263,345
Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	12/08/2025	3.33	Termination	(50,944)	$(3,451,686)	$197,112
WiseTech Global Ltd.	Morgan Stanley	12/08/2025	3.33	Termination	(45,093)	(1,911,620)	(207,244)
						(5,363,306)	(10,132)
China
Shenzhen Goodix Technology Co., Ltd., Class A	Morgan Stanley	02/23/2026	4.58	Termination	(22,700)	(175,760)	15,661
Shenzhen Goodix Technology Co., Ltd., Class A	Goldman Sachs	12/08/2025	4.58	Termination	(153,700)	(1,190,060)	(29,179)
Tongwei Co., Ltd., Class A	Goldman Sachs	01/19/2026	4.58	Termination	(334,900)	(2,022,122)	(71,861)
						(3,387,942)	(85,379)
Germany
Deutsche Bank AG	Morgan Stanley	12/08/2025	2.48	Termination	(204,466)	(2,551,905)	(373,703)
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	12/08/2025	-0.01	Termination	(12,500)	(560,024)	151,482
South Korea
Kakaobank Corp.	Goldman Sachs	12/08/2025	4.58	Termination	(43,760)	(881,318)	46,253
Krafton, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(11,652)	(1,495,190)	95,045
						(2,376,508)	141,298
Switzerland
Credit Suisse Group AG	Morgan Stanley	12/31/2025	0.94	Termination	(166,168)	(503,171)	(1,615)
Credit Suisse Group AG	Morgan Stanley	12/08/2025	0.94	Termination	(785,636)	(2,378,971)	87,060
Vat Group AG	Morgan Stanley	12/08/2025	0.94	Termination	(8,138)	(2,457,342)	(153,800)
						(5,339,484)	(68,355)
Taiwan
Acer, Inc.	Goldman Sachs	12/08/2025	4.58	Termination	(1,489,000)	(1,238,818)	(70,034)
Asustek Computer, Inc.	Goldman Sachs	12/08/2025	4.58	Termination	(183,000)	(1,669,670)	31,230
Compal Electronics	Goldman Sachs	12/08/2025	4.58	Termination	(1,420,000)	(1,125,486)	(106,470)
Pan Jit International, Inc.	Goldman Sachs	12/08/2025	4.58	Termination	(1,101,000)	(2,413,784)	(27,224)
SDI Corporation	Goldman Sachs	12/08/2025	4.58	Termination	(201,000)	(817,998)	(91,842)
Taiwan Cement	Goldman Sachs	12/12/2025	4.58	Termination	(1,950,000)	(2,505,537)	(403,660)
						(9,771,293)	(668,000)
United States
Affirm Holdings, Inc.	Goldman Sachs	03/02/2026	4.58	Termination	(5,463)	(74,406)	(2,854)
Affirm Holdings, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(25,827)	(351,764)	(42,744)
Alexandria Real Estate Equities, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(8,467)	(1,268,187)	(27,856)
AMERCO - Non-Voting	Morgan Stanley	12/08/2025	4.58	Termination	(50,121)	(2,788,231)	274,162
Ameresco, Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(39,320)	(1,728,114)	706,187
Bank of Hawaii Corp.	Goldman Sachs	03/02/2026	4.58	Termination	(8,829)	(660,939)	(2,215)
Bank of Hawaii Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(41,744)	(3,124,956)	115,213
BlackLine, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(36,233)	(2,476,888)	(215,586)
Ceridian HCM Holding, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(17,260)	(1,258,772)	(175,707)
Chipotle Mexican Grill, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(1,033)	(1,540,286)	17,892
Coinbase Global, Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(4,121)	(267,164)	(92,393)
Coinbase Global, Inc., Class A	Goldman Sachs	03/02/2026	4.58	Termination	(872)	(56,532)	(4,918)
Commerce Bancshares, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(53,765)	(3,556,554)	88,175
Community Bank System, Inc	Morgan Stanley	12/08/2025	4.58	Termination	(59,128)	(3,609,763)	76,866
Coty, Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(236,252)	(2,669,648)	(791,445)
Coty, Inc., Class A	Goldman Sachs	12/15/2025	4.58	Termination	(17,885)	(202,101)	(60,501)
Credit Acceptance Corp.	Goldman Sachs	03/02/2026	4.58	Termination	(773)	(343,475)	277
Credit Acceptance Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(3,653)	(1,623,174)	48,987
Cullen/Frost Bankers, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(10,428)	(1,374,619)	67,573

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  41

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
CVB Financial Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(26,525)	$(634,743)	$96,551
Definitive Healthcare Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(61,023)	(696,883)	14,035
Extra Space Storage, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(7,610)	(1,252,987)	(65,522)
Figs, Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(95,152)	(876,350)	(153,195)
First Financial Bankshares, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(82,962)	(3,043,046)	(92,917)
First Financial Bankshares, Inc.	Goldman Sachs	03/02/2026	4.58	Termination	(17,547)	(643,624)	6,772
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(21,940)	(2,014,311)	(433,754)
Glacier Bancorp, Inc.	Goldman Sachs	03/02/2026	4.58	Termination	(12,930)	(612,623)	(51)
Glacier Bancorp, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(61,131)	(2,896,387)	455,426
Guidewire Software, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(36,360)	(2,552,836)	(497,768)
Kinsale Capital Group, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(11,122)	(3,544,580)	(312,862)
La-Z-Boy, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(60,325)	(1,953,324)	(478,377)
La-Z-Boy, Inc.	Goldman Sachs	12/15/2025	4.58	Termination	(5,188)	(167,987)	(42,591)
Lowe’s Cos., Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(8,644)	(1,778,503)	(33,193)
Moody’s Corp.	Goldman Sachs	03/02/2026	4.58	Termination	(2,022)	(586,683)	235
Moody’s Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(9,558)	(2,773,254)	23,417
Myriad Genetics, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(31,441)	(594,864)	18,550
National Beverage Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(40,199)	(1,875,283)	125,421
National Beverage Corp.	Goldman Sachs	12/15/2025	4.58	Termination	(2,534)	(118,211)	10,039
Novanta, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(13,027)	(2,044,067)	(102,262)
RLI Corp.	Morgan Stanley	12/08/2025	4.58	Termination	(22,213)	(3,063,395)	(214,578)
Rocket Cos., Inc., Class A	Goldman Sachs	03/02/2026	4.58	Termination	(20,002)	(157,216)	780
Rocket Cos., Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(94,567)	(743,297)	37,827
Wayfair Inc., Class A	Morgan Stanley	12/08/2025	4.58	Termination	(12,039)	(487,459)	(41,775)
WD-40 Co.	Morgan Stanley	12/08/2025	4.58	Termination	(14,202)	(2,463,053)	(86,206)
WD-40 Co.	Goldman Sachs	12/15/2025	4.58	Termination	(667)	(115,678)	(4,412)
Westamerica Bancorporation	Morgan Stanley	12/08/2025	4.58	Termination	(12,390)	(682,937)	60,587
Wolfspeed, Inc.	Morgan Stanley	12/08/2025	4.58	Termination	(17,201)	(1,272,530)	116,795
						(68,621,684)	(1,613,915)
Total Short						(97,972,146)	(2,526,704)
Net unrealized gain/(loss) on Contracts For Difference							$(2,263,359)

The accompanying notes are an integral part of the financial statements.

42  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$39,883,747	$31,357,377	$8,526,370	$—
Consumer Discretionary	73,089,679	58,026,495	15,063,184	—
Consumer Staples	45,482,635	45,482,635	—	—
Energy	59,710,902	59,710,902	—	—
Financials	122,998,483	104,186,211	18,812,272	—
Health Care	88,488,214	80,539,439	7,948,775	—
Industrials	129,355,504	112,936,538	16,418,966	—
Information Technology	94,957,561	88,948,929	6,008,632	—
Materials	29,904,530	18,750,076	11,154,454	—
Real Estate	18,237,813	17,272,225	965,588	—
Utilities	11,114,701	11,114,701	—	—
Warrants	7	7	—	—
Short-Term Investments	42,455,942	42,455,942	—	—
Contracts For Difference
Equity Contracts	3,248,955	3,248,955	—	—
Total Assets	$758,928,673	$674,030,432	$84,898,241	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(17,773,614)	$(15,199,117)	$(2,574,497)	$—
Consumer Discretionary	(38,979,519)	(31,355,365)	(7,624,154)	—
Consumer Staples	(13,586,800)	(11,894,084)	(1,692,716)	—
Energy	(11,691,792)	(11,691,792)	—	—
Financials	(21,575,650)	(14,229,313)	(7,346,337)	—
Health Care	(15,388,614)	(14,141,968)	(1,246,646)	—
Industrials	(48,915,472)	(41,565,456)	(7,350,016)	—
Information Technology	(28,270,798)	(21,727,791)	(6,543,007)	—
Materials	(15,586,246)	(7,813,722)	(7,772,524)	—
Real Estate	(7,343,475)	(5,017,616)	(2,325,859)	—
Utilities	(2,183,572)	(2,183,572)	—	—
Options Written
Equity Contracts	(6,049)	(6,049)	—	—
Contracts For Difference
Equity Contracts	(5,512,314)	(5,512,314)	—	—
Total Liabilities	$(226,813,915)	$(182,338,159)	$(44,475,756)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  43

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—103.3%
COMMON STOCKS—86.1%
Austria—0.7%
Andritz AG	19,888	$1,227,252
Bermuda—2.5%
Everest Re Group Ltd.†#	10,745	4,125,758
Brazil—0.7%
Banco do Brasil SA*	142,400	1,098,031
Canada—7.7%
Canadian Natural Resources Ltd.	42,930	2,426,040
Cenovus Energy, Inc.#	77,222	1,423,974
Cenovus Energy, Inc.#	55,917	1,031,053
MEG Energy Corp.*	48,686	769,271
Suncor Energy, Inc.	122,262	4,109,150
Teck Resources Ltd., Class B	79,825	3,186,614
		12,946,102
China—2.0%
Alibaba Group Holding Ltd.*	307,200	3,376,572
Meituan, Class B*	2,550	44,255
		3,420,827
Finland—0.9%
Nordea Bank Abp	118,761	1,504,967
France—6.8%
AXA SA	48,653	1,533,125
Capgemini SE	8,333	1,562,736
Imerys SA	37,393	1,659,289
Kering SA	1,514	887,688
Rexel SA	48,098	1,195,596
Sanofi	39,649	3,707,106
SPIE SA	32,427	889,050
		11,434,590
Germany—2.4%
Brenntag SE	19,990	1,505,708
Daimler Truck Holding AG*	22,992	728,249
Siemens AG	11,481	1,749,608
		3,983,565
India—1.4%
HDFC Bank Ltd. - ADR†	34,514	2,334,527
Ireland—3.7%
Flutter Entertainment PLC*	10,543	1,684,892
ICON PLC*	7,802	1,760,365
Ryanair Holdings PLC*	173,239	2,697,811
		6,143,068
Israel—1.2%
Check Point Software Technologies Ltd.*	15,775	1,951,683
Japan—8.5%
Fuji Corp.	48,900	740,595
Idemitsu Kosan Co., Ltd.	34,700	767,963
IHI Corp.	71,500	1,856,777
Komatsu Ltd.	72,600	1,736,984
Renesas Electronics Corp.*	458,000	5,916,213
Sony Group Corp.	28,400	2,374,708
Subaru Corp.	53,200	852,330
		14,245,570
Netherlands—3.5%
Aalberts NV	46,594	2,264,996
ING Groep NV	59,293	829,811
Stellantis NV	158,358	2,760,076
		5,854,883
	NUMBER OF SHARES	VALUE
Norway—0.3%
Norsk Hydro ASA	59,462	$432,810
Singapore—1.4%
Genting Singapore Ltd.	1,002,200	758,137
United Overseas Bank Ltd.	73,000	1,618,092
		2,376,229
South Korea—1.4%
Hana Financial Group, Inc.	27,421	940,465
POSCO Holdings, Inc.	5,494	1,324,183
		2,264,648
Switzerland—5.0%
Glencore PLC*	505,910	3,016,163
STMicroelectronics NV	86,191	4,128,678
UBS Group AG*	58,744	1,276,815
		8,421,656
United Kingdom—2.6%
Coca-Cola Europacific Partners PLC†	12,711	699,105
Endeavour Mining PLC	58,184	1,211,012
Ferroglobe PLC*†	120,880	603,191
IMI PLC	96,401	1,802,526
		4,315,834
United States—33.4%
Activision Blizzard, Inc.†	13,836	1,054,995
AGCO Corp.†	21,495	3,026,711
Alphabet, Inc., Class C*†#	16,241	1,466,562
Applied Materials, Inc.†	11,374	1,321,090
AutoZone, Inc.*#	612	1,521,762
Bank of America Corp.†	61,717	2,116,893
Booking Holdings, Inc.*#	1,568	3,957,632
Centene Corp.*†	53,479	3,657,963
Cigna Corp., (The)†#	11,862	3,464,890
Cisco Systems, Inc.†	52,220	2,528,492
Concentrix Corp.†	12,617	1,726,510
CVS Health Corp.†	34,196	2,856,734
Diamondback Energy, Inc.†#	12,708	1,786,491
FleetCor Technologies, Inc.*	9,462	2,032,343
FMC Corp.†#	8,864	1,144,786
JPMorgan Chase & Co.†#	13,316	1,908,849
Lennar Corp., Class A†#	17,993	1,740,643
Micron Technology, Inc.†#	18,346	1,060,766
NexTier Oilfield Solutions, Inc.*	210,696	1,923,654
Oracle Corp.†#	52,722	4,607,903
Ovintiv, Inc.	16,080	687,628
ProFrac Holding Corp., Class A*†	61,591	1,178,236
QUALCOMM, Inc.†	11,362	1,403,548
StoneX Group, Inc.*†	9,290	936,711
US Foods Holding Corp.*†	42,177	1,582,903
Wells Fargo & Co.#	111,144	5,198,205
		55,892,900
TOTAL COMMON STOCKS (Cost $124,800,164)		143,974,900
SHORT-TERM INVESTMENTS—17.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 4.47%(a)†	913,000	913,000
Federated Hermes U.S. Treasury Cash Reserves, 4.42%(a)†	913,000	913,000
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.48%(a)†	913,000	913,000

The accompanying notes are an integral part of the financial statements.

44  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—(continued)
MSILF Treasury Securities Portfolio, 4.42% (a)†	913,000	$913,000
Tri-State Deposit, 4.45%(a)	16,175,293	16,175,293
U.S. Bank Money Market Deposit Account, 4.25%(a)	8,989,343	8,989,343
TOTAL SHORT-TERM INVESTMENTS (Cost $28,816,636)		28,816,636
TOTAL LONG POSITIONS—103.3% (Cost $153,616,800)		172,791,536
SECURITIES SOLD SHORT—(39.7%)
COMMON STOCKS—(39.7%)
Australia—(0.8%)
Commonwealth Bank of Australia	(13,747)	(928,735)
Fortescue Metals Group Ltd.	(27,343)	(391,824)
		(1,320,559)
Belgium—(1.0%)
Melexis NV	(9,398)	(1,016,538)
Umicore SA	(18,230)	(607,579)
		(1,624,117)
Bermuda—(0.5%)
Triton International Ltd.	(12,582)	(867,403)
Canada—(0.8%)
Lululemon Athletica, Inc.*	(2,441)	(754,757)
Saputo, Inc.	(18,923)	(506,740)
		(1,261,497)
China—(0.4%)
Yum China Holdings, Inc.	(11,219)	(658,892)
Denmark—(0.4%)
Ambu A/S, Class B	(45,039)	(660,005)
Finland—(0.4%)
Valmet Oyj	(17,749)	(585,702)
France—(0.5%)
Unibail-Rodamco-Westfield*	(13,689)	(864,972)
Germany—(0.8%)
Covestro AG	(19,641)	(863,425)
Varta AG	(17,849)	(530,629)
		(1,394,054)
Hong Kong—(0.3%)
Techtronic Industries Co., Ltd.	(52,500)	(522,861)
Ireland—(0.6%)
Trane Technologies PLC	(5,698)	(1,053,959)
Japan—(3.5%)
Aeon Co., Ltd.	(23,000)	(428,993)
Hirose Electric Co., Ltd.	(3,600)	(440,151)
Lasertec Corp.	(5,200)	(845,496)
Murata Manufacturing Co., Ltd.	(14,500)	(776,147)
Musashi Seimitsu Industry Co., Ltd.	(62,500)	(806,936)
Nidec Corp.	(9,800)	(497,345)
Nippon Paper Industries Co., Ltd.	(45,200)	(361,500)
Nomura Real Estate Master Fund, Inc.*	(667)	(739,339)
Rakuten Group, Inc.	(178,400)	(879,366)
		(5,775,273)
Netherlands—(0.3%)
Universal Music Group NV	(22,501)	(530,153)
	NUMBER OF SHARES	VALUE
New Zealand—(0.4%)
Xero Ltd.*	(12,888)	$(671,258)
Norway—(0.4%)
Crayon Group Holding ASA*	(80,783)	(728,684)
Sweden—(1.7%)
Epiroc AB*	(30,974)	(595,255)
EQT AB	(26,263)	(587,357)
Husqvarna AB, Class B	(104,099)	(921,698)
Telia Co., AB	(300,878)	(776,983)
		(2,881,293)
Switzerland—(3.7%)
Bucher Industries AG	(876)	(395,987)
Credit Suisse Group AG	(233,211)	(703,056)
EMS-Chemie Holding AG	(953)	(722,106)
Givaudan SA	(277)	(834,956)
Idorsia Ltd.*	(61,451)	(811,480)
Kardex Holding AG	(4,236)	(787,813)
Kuehne + Nagel International AG	(1,631)	(417,597)
Logitech International SA	(20,430)	(1,115,897)
VAT Group AG*	(1,287)	(388,477)
		(6,177,369)
United Kingdom—(0.5%)
Haleon PLC - ADR*	(111,379)	(877,667)
United States—(22.7%)
Ameresco, Inc., Class A*	(14,929)	(656,130)
Antero Resources Corp.*	(24,229)	(634,800)
Appfolio, Inc., Class A*	(3,729)	(492,452)
AptarGroup, Inc.	(9,220)	(1,076,158)
Avangrid, Inc.	(12,376)	(483,035)
AZEK Co Inc/The*	(29,815)	(718,243)
Ball Corp.	(9,665)	(543,270)
Cassava Sciences, Inc.*	(14,725)	(363,707)
Central Garden & Pet Co., Class A*	(8,711)	(334,764)
Ceridian HCM Holding, Inc.*	(10,027)	(731,269)
Cheesecake Factory Inc., (The)	(13,863)	(519,031)
Chipotle Mexican Grill, Inc.*	(449)	(669,495)
Cincinnati Financial Corp.	(6,704)	(809,173)
Coinbase Global, Inc., Class A*	(4,653)	(301,654)
Coterra Energy, Inc.	(31,479)	(786,031)
Credit Acceptance Corp.*	(2,570)	(1,141,954)
Cullen/Frost Bankers, Inc.	(3,954)	(521,216)
Doximity, Inc., Class A*	(11,205)	(376,824)
EQT Corp.	(16,994)	(563,861)
First Financial Bankshares, Inc.	(21,395)	(784,769)
Floor & Decor Holdings, Inc., Class A*	(13,483)	(1,237,874)
General Electric Co.	(6,172)	(522,830)
Greif, Inc., Class A	(10,310)	(732,525)
Hormel Foods Corp.	(13,137)	(583,020)
Huntsman Corp.	(14,752)	(432,824)
iHeartMedia, Inc., Class A*	(29,090)	(211,193)
LGI Homes, Inc.*	(7,717)	(804,960)
Lightwave Logic, Inc.*	(50,492)	(297,903)
Lowe’s Cos., Inc.	(3,223)	(663,132)
Lucid Group, Inc.*	(38,222)	(348,967)
Matador Resources Co.	(22,426)	(1,206,295)
Mattel, Inc.*	(55,652)	(1,001,179)
McCormick & Co., Inc.	(14,709)	(1,093,173)
Mercury Systems, Inc.*	(6,113)	(319,954)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  45

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

NUMBER OF SHARES	VALUE
United States—(continued)
Mosaic Co., (The)	(10,289)	$(547,272)
National Beverage Corp.*	(13,281)	(619,559)
Paramount Global, Class B	(44,819)	(960,023)
Permian Resources Corp.	(48,561)	(524,944)
Portillo’s, Inc., Class A*	(29,540)	(671,149)
PureCycle Technologies, Inc.*	(52,237)	(333,272)
QuantumScape Corp.*	(33,935)	(324,758)
Saia, Inc.*	(2,310)	(625,710)
Selective Insurance Group, Inc.	(6,353)	(645,020)
Southern Copper Corp.	(15,900)	(1,171,671)
Steel Dynamics, Inc.	(3,320)	(418,685)
Summit Materials, Inc., Class A*	(33,924)	(1,002,117)
T Rowe Price Group, Inc.	(20,711)	(2,325,431)
Tandem Diabetes Care, Inc.*	(11,241)	(403,102)
Tesla, Inc.*	(9,024)	(1,856,327)
Warner Music Group Corp.,
Class A	(13,942)	(440,010)
Watsco, Inc.	(3,649)	(1,111,887)
WD-40 Co.	(4,008)	(695,107)
West Pharmaceutical Services, Inc.	(1,737)	(550,681)
Wingstop, Inc.	(2,812)	(479,024)
Wolfspeed, Inc.*	(4,305)	(318,484)
(37,987,898)
TOTAL COMMON STOCKS (Proceeds $(66,336,427))	(66,443,616)
TOTAL SECURITIES SOLD SHORT—(39.7%) (Proceeds $(66,336,427))	(66,443,616)

NUMBER OF CONTRACTS	NOTIONAL AMOUNT

OPTIONS WRITTEN ††—(1.6%)
Call Options Written—(1.6%)
Alphabet, Inc. Expiration: 04/21/2023, Exercise Price: 80.00	(162)	(1,462,860)	(194,400)
AutoZone, Inc. Expiration: 03/17/2023, Exercise Price: 2,300.00	(3)	(745,962)	(59,700)
Booking Holdings, Inc. Expiration: 06/16/2023, Exercise Price: 2,350.00	(8)	(2,019,200)	(241,560)
Expiration: 06/16/2023, Exercise Price: 2,450.00	(7)	(1,766,800)	(170,800)
Cenovus Energy, Inc. Expiration: 06/16/2023, Exercise Price: 21.00	(772)	(1,423,568)	(65,620)
	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Call Options Written—(continued)
Cigna Corp., (The) Expiration: 06/16/2023, Exercise Price: 300.00	(116)	(3,388,360)	$(146,740)
Diamondback Energy, Inc. Expiration: 03/17/2023, Exercise Price: 128.49	(100)	(1,405,800)	(124,500)
Everest Re Group Ltd. Expiration: 10/20/2023, Exercise Price: 370.00	(54)	(2,073,438)	(221,400)
FMC Corp. Expiration: 07/21/2023, Exercise Price: 120.00	(69)	(891,135)	(100,740)
JPMorgan Chase & Co. Expiration: 04/21/2023, Exercise Price: 120.00	(105)	(1,505,175)	(249,900)
Lennar Corp. Expiration: 06/16/2023, Exercise Price: 80.00	(89)	(860,986)	(171,770)
Micron Technology, Inc. Expiration: 03/17/2023, Exercise Price: 50.00	(136)	(786,352)	(109,888)
Oracle Corp. Expiration: 09/15/2023, Exercise Price: 82.50	(395)	(3,452,300)	(446,350)
Wells Fargo & Co. Expiration: 06/16/2023, Exercise Price: 42.50	(508)	(2,375,916)	(297,180)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(2,716,116))			(2,600,548)
TOTAL OPTIONS WRITTEN (Premiums received $(2,716,116))			(2,600,548)
OTHER ASSETS IN EXCESS OF LIABILITIES—38.0%			63,610,507
NET ASSETS—100.0%			$167,357,879

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of February 28, 2023.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

46  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Ireland
CRH PLC	Goldman Sachs	12/08/2025	3.93%	Termination	30,060	$1,412,859	$221,000
United Kingdom
AstraZeneca PLC	Morgan Stanley	01/19/2026	3.93	Termination	15,835	2,072,325	(136,637)
CVS Group PLC	Morgan Stanley	01/19/2026	3.93	Termination	41,654	939,941	(20,846)
Future PLC	Morgan Stanley	01/19/2026	3.93	Termination	104,132	1,756,075	(139,896)
JD Sports Fashion PLC	Morgan Stanley	01/19/2026	3.93	Termination	699,180	1,523,064	189,332
WH Smith PLC	Goldman Sachs	12/08/2025	3.93	Termination	92,554	1,758,989	129,105
						8,050,394	21,058
Total Long						9,463,253	242,058
Short
Brazil
Klabin SA - Unit	Morgan Stanley	01/19/2026	4.58	Termination	(110,100)	(409,659)	27,034
Klabin SA - Unit	Goldman Sachs	12/22/2025	4.58	Termination	(11,500)	(42,789)	924
						(452,448)	27,958
Japan
Ibiden Co., Ltd.	Goldman Sachs	02/24/2026	-0.01	Termination	(25,700)	(882,432)	(22,601)
Shinko Electric Industries Co., Ltd.	Goldman Sachs	02/24/2026	-0.01	Termination	(21,300)	(584,301)	(2,370)
						(1,466,733)	(24,971)
South Korea
KakaoBank Corp.	Goldman Sachs	02/13/2026	4.58	Termination	(18,685)	(376,312)	31,942
KakaoBank Corp.	Morgan Stanley	02/23/2026	4.58	Termination	(20,610)	(415,081)	(32,068)
SK Bioscience Co., Ltd.	Morgan Stanley	02/16/2026	4.58	Termination	(8,737)	(460,207)	30,995
						(1,251,600)	30,869
Taiwan
Advantech Co., Ltd.	Morgan Stanley	01/19/2026	4.58	Termination	(2,000)	(23,433)	(1,130)
Advantech Co., Ltd.	Goldman Sachs	12/08/2025	4.58	Termination	(84,000)	(984,197)	(74,819)
Advantech Co., Ltd.	HSBC	12/22/2025	0.00	Termination	(1,000)	(11,717)	(1,151)
Compal Electronics, Inc.	Morgan Stanley	01/19/2026	4.58	Termination	(106,000)	(84,015)	(4,102)
Compal Electronics, Inc.	Goldman Sachs	12/08/2025	4.58	Termination	(1,018,000)	(806,863)	(73,597)
Compal Electronics, Inc.	HSBC	12/22/2025	0.00	Termination	(12,000)	(9,511)	(655)
Nan Ya Plastics Corp.	Morgan Stanley	01/19/2026	4.58	Termination	(7,000)	(17,368)	(47)
Nan Ya Plastics Corp.	Goldman Sachs	12/08/2025	4.58	Termination	(287,000)	(712,096)	1,881
Pan Jit International, Inc.	Morgan Stanley	01/19/2026	4.58	Termination	(54,000)	(118,387)	(6,500)
Pan Jit International, Inc.	Goldman Sachs	12/08/2025	4.58	Termination	(407,000)	(892,289)	(16,553)
Pan Jit International, Inc.	HSBC	12/22/2025	0.00	Termination	(5,000)	(10,962)	(1,013)
						(3,670,838)	(177,686)
United Kingdom
abrdn PLC	Goldman Sachs	02/23/2026	3.93	Termination	(302,528)	(817,309)	(57,665)
Antofagasta PLC	Morgan Stanley	01/19/2026	3.93	Termination	(2,280)	(43,057)	4,703
Antofagasta PLC	Goldman Sachs	12/08/2025	3.93	Termination	(116,728)	(2,204,376)	(139,962)
Ashmore Group PLC	Morgan Stanley	01/19/2026	3.93	Termination	(18,432)	(59,773)	(798)
Ashmore Group PLC	Goldman Sachs	12/08/2025	3.93	Termination	(282,068)	(914,712)	(138,761)
Associated British Foods PLC	Morgan Stanley	01/19/2026	3.93	Termination	(752)	(18,154)	(1,388)
Associated British Foods PLC	Goldman Sachs	12/08/2025	3.93	Termination	(20,509)	(495,111)	(85,887)
Dunelm Group PLC	Morgan Stanley	01/19/2026	3.93	Termination	(1,523)	(23,027)	(4,067)
Dunelm Group PLC	Goldman Sachs	12/08/2025	3.93	Termination	(31,799)	(480,795)	(96,695)
Fevertree Drinks PLC	Goldman Sachs	02/09/2026	3.93	Termination	(29,834)	(382,184)	24,689
Next PLC	Morgan Stanley	01/19/2026	3.93	Termination	(6,076)	(500,048)	(13,598)
Next PLC	Goldman Sachs	12/08/2025	3.93	Termination	(1,453)	(119,580)	(18,054)
Ocado Group PLC	Goldman Sachs	02/16/2026	3.93	Termination	(97,098)	(640,966)	99,365
Oxford Nanopore Technologies PLC	Morgan Stanley	01/19/2026	3.93	Termination	(134,849)	(339,004)	97,878
Oxford Nanopore Technologies PLC	Goldman Sachs	12/08/2025	3.93	Termination	(78,941)	(198,454)	49,717
Pearson PLC	Goldman Sachs	01/09/2026	3.93	Termination	(69,459)	(767,311)	(13,195)
						(8,003,861)	(293,718)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  47

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
United States
Adient PLC	Morgan Stanley	01/19/2026	4.58	Termination	(532)	$(22,727)	$(410)
Adient PLC	Goldman Sachs	12/08/2025	4.58	Termination	(27,201)	(1,162,027)	(163,711)
						(1,184,754)	(164,121)
Total Short						(16,030,234)	(601,669)
Net unrealized gain/(loss) on Contracts For Difference							$(359,611)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$1,227,252	$—	$1,227,252	$—
Bermuda	4,125,758	4,125,758	—	—
Brazil	1,098,031	1,098,031	—	—
Canada	12,946,102	12,946,102	—	—
China	3,420,827	—	3,420,827	—
Finland	1,504,967	—	1,504,967	—
France	11,434,590	—	11,434,590	—
Germany	3,983,565	—	3,983,565	—
India	2,334,527	2,334,527	—	—
Ireland	6,143,068	1,760,365	4,382,703	—
Israel	1,951,683	1,951,683	—	—
Japan	14,245,570	—	14,245,570	—
Netherlands	5,854,883	—	5,854,883	—
Norway	432,810	—	432,810	—
Singapore	2,376,229	—	2,376,229	—
South Korea	2,264,648	—	2,264,648	—
Switzerland	8,421,656	—	8,421,656	—
United Kingdom	4,315,834	2,513,308	1,802,526	—
United States	55,892,900	55,892,900	—	—
Short-Term Investments	28,816,636	12,641,343	16,175,293	—
Contracts For Difference
Equity Contracts	908,565	908,565	—	—
Total Assets	$173,700,101	$96,172,582	$77,527,519	$—

The accompanying notes are an integral part of the financial statements.

48  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (concluded)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(1,320,559)	$—	$(1,320,559)	$—
Belgium	(1,624,117)	—	(1,624,117)	—
Bermuda	(867,403)	(867,403)	—	—
Canada	(1,261,497)	(1,261,497)	—	—
China	(658,892)	(658,892)	—	—
Denmark	(660,005)	—	(660,005)	—
Finland	(585,702)	—	(585,702)	—
France	(864,972)	—	(864,972)	—
Germany	(1,394,054)	—	(1,394,054)	—
Hong Kong	(522,861)	—	(522,861)	—
Ireland	(1,053,959)	(1,053,959)	—	—
Japan	(5,775,273)	—	(5,775,273)	—
Netherlands	(530,153)	—	(530,153)	—
New Zealand	(671,258)	—	(671,258)	—
Norway	(728,684)	—	(728,684)	—
Sweden	(2,881,293)	—	(2,881,293)	—
Switzerland	(6,177,369)	—	(6,177,369)	—
United Kingdom	(877,667)	(877,667)	—	—
United States	(37,987,898)	(37,987,898)	—	—
Options Written
Equity Contracts	(2,600,548)	(1,680,878)	(919,670)	—
Contracts For Difference
Equity Contracts	(1,268,176)	(1,268,176)	—	—
Total Liabilities	$(70,312,340)	$(45,656,370)	$(24,655,970)	$—

*	Value equals 0 as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  49

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—98.1%
COMMON STOCKS—55.6%
Brazil—2.6%
Eletromidia SA*	380,078	$946,665
Localiza Rent a Car SA*	173	1,838
Minerva SA	65,000	141,163
Sendas Distribuidora SA*	95,300	330,199
		1,419,865
China—7.7%
China State Construction Engineering Corp., Ltd., Class A†	798,400	646,829
Fufeng Group Ltd.	321,000	205,848
Muyuan Foods Co., Ltd., Class A†	116,481	830,377
Proya Cosmetics Co., Ltd., Class A†	24,900	654,836
Rianlon Corp., Class A†	40,400	297,837
Tech-Bank Food Co., Ltd., Class A†	913,830	799,764
Xiamen Xiangyu Co., Ltd., Class A†	93,700	153,913
YTO Express Group Co., Ltd., Class A†	264,000	690,626
		4,280,030
Greece—0.6%
JUMBO SA	16,107	321,623
Hungary—0.7%
Richter Gedeon Nyrt	19,701	412,966
India—10.9%
Apollo Tyres Ltd.	183,173	693,694
Bajaj Auto Ltd.	9,898	438,061
Bank of Baroda	607,837	1,167,607
Bharti Airtel Ltd.	35,267	316,425
Bharti Airtel Ltd.	4,783	20,921
Indian Hotels Co., Ltd.	112,482	422,424
ITC Ltd.	110,354	502,629
Mahindra & Mahindra Ltd.	44,402	681,262
Maruti Suzuki India Ltd.	6,855	714,402
PB Fintech Ltd.*	84,977	572,997
Phoenix Mills Ltd., (The)	13,027	217,826
Power Grid Corp. of India Ltd.	106,082	284,969
		6,033,217
Indonesia—3.5%
Bank Central Asia Tbk PT	777,400	445,869
Bank Mandiri Persero Tbk PT	2,330,200	1,527,564
		1,973,433
Israel—0.7%
Mizrahi Tefahot Bank Ltd.	12,592	374,448
Mexico—2.9%
Arca Continental SAB de CV	20,400	172,786
Grupo Bimbo SAB de CV, Class A	102,100	486,770
Grupo Financiero Banorte SAB de CV, Class O	111,200	941,309
		1,600,865
Poland—1.7%
Dino Polska SA*	11,165	932,094
Russia—0.0%
Fix Price Group PLC - GDR*	21,704	0
Singapore—3.5%
DBS Group Holdings Ltd.	44,100	1,118,867
United Overseas Bank Ltd.	37,000	820,129
		1,938,996
	NUMBER OF SHARES	VALUE
South Africa—0.7%
Life Healthcare Group Holdings Ltd.	84,151	$89,726
Shoprite Holdings Ltd.	25,560	309,511
		399,237
South Korea—9.2%
Hankook Tire & Technology Co., Ltd.	49,795	1,400,712
HL Mando Co., Ltd.	12,749	456,634
Hyundai Mobis Co., Ltd.	1,882	302,294
JYP Entertainment Corp.	1,868	110,948
LIG Nex1 Co., Ltd.	6,400	361,003
Orion Corp.	3,492	330,078
SK Hynix, Inc.	31,851	2,152,643
		5,114,312
Taiwan—4.8%
Accton Technology Corp.	186,000	1,703,429
Delta Electronics, Inc.	31,000	290,027
Lotes Co., Ltd.	5,328	149,669
Nanya Technology Corp.	121,000	230,325
Voltronic Power Technology Corp.	1,000	52,214
Wiwynn Corp.	7,000	219,503
		2,645,167
Thailand—6.1%
AP Thailand PCL - NVDR	1,617,100	567,150
Bangkok Dusit Medical Services PCL	720,800	571,072
Bumrungrad Hospital PCL	74,100	442,404
Kiatnakin Phatra Bank PCL - NVDR	550,800	1,039,844
Supalai PCL - NVDR	1,202,200	775,419
		3,395,889
TOTAL COMMON STOCKS (Cost $29,407,865)		30,842,142
PREFERRED STOCKS—1.1%
South Korea—1.1%
Samsung Electronics Co., Ltd. 2.706%	15,243	614,659
TOTAL PREFERRED STOCKS (Cost $285,774)		614,659
EXCHANGE TRADED FUNDS—0.3%
Thailand—0.3%
Jasmine Broadband Internet Infrastructure Fund	610,800	141,720
TOTAL EXCHANGE TRADED FUNDS (Cost $210,578)		141,720
SHORT-TERM INVESTMENTS—41.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 4.47%(a)†	3,675,447	3,675,447
Federated Hermes U.S. Treasury Cash Reserves, 4.42%(a)†	3,971,707	3,971,707
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.48%(a)†	3,675,447	3,675,447
MSILF Treasury Securities Portfolio, 4.42%(a)†	3,379,188	3,379,188
Tri-State Deposit, 4.45%(a)	5,823,594	5,823,594
U.S. Bank Money Market Deposit Account, 4.25%(a)	2,265,848	2,265,848
TOTAL SHORT-TERM INVESTMENTS (Cost $22,791,231)		22,791,231
TOTAL LONG POSITIONS—98.1% (Cost $52,695,448)		54,389,752

The accompanying notes are an integral part of the financial statements.

50  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT—(0.2%)
COMMON STOCKS—(0.2%)
United Kingdom—(0.2%)
Antofagasta PLC	(4,212)	$(79,454)
TOTAL COMMON STOCKS (Proceeds $(74,356))		(79,454)
TOTAL SECURITIES SOLD SHORT—(0.2%) (Proceeds $(74,356))		(79,454)
OTHER ASSETS IN EXCESS OF LIABILITIES—2.1%		1,136,731
NET ASSETS—100.0%		$55,447,029

GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of February 28, 2023.
‡	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by Boston Partners, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $1,013,476 or 1.8% of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  51

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	08/12/25	2.40%	Termination	4,261	$167,565	$34,027
Raiffeisen Bank International AG	Morgan Stanley	08/12/25	2.48	Termination	13,070	218,421	10,921
						385,986	44,948
Brazil
Banco do Brasil SA	Morgan Stanley	08/12/25	4.58	Termination	277,900	2,142,858	254,487
Cielo SA	Morgan Stanley	08/12/25	4.58	Termination	281,900	259,530	23,588
Itau Unibanco Holding SA - SP ADR	Goldman Sachs	08/12/25	4.58	Termination	87,808	422,356	(6,253)
Sendas Distribuidora SA	Goldman Sachs	08/12/25	4.58	Termination	40,100	138,940	(16,518)
						2,963,684	255,304
China
Alibaba Group Holding Ltd.	Goldman Sachs	08/12/25	2.41	Termination	21,100	232,521	(16,532)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	08/12/25	4.58	Termination	4,733	415,510	(12,921)
JD.com, Inc. - ADR	Goldman Sachs	08/12/25	4.58	Termination	11,856	526,881	(174,757)
JD.com, Inc., Class A	Goldman Sachs	08/12/25	2.41	Termination	854	18,898	(7,387)
Meituan, Class B	Goldman Sachs	31/12/25	0.00	Termination	1,170	20,287	20,287
Petpal Pet Nutrition Technology Co., Ltd., Class A	HSBC	05/01/26	4.55	Termination	106,200	300,416	31,042
Pinduoduo, Inc. - ADR	Goldman Sachs	08/12/25	4.58	Termination	11,966	1,049,777	(12,113)
Proya Cosmetics Co., Ltd., Class A	Goldman Sachs	08/12/25	4.58	Termination	24,900	654,848	66,594
Tencent Holdings Ltd.	Goldman Sachs	08/12/25	2.41	Termination	11,700	512,156	44,121
Trip.com Group Ltd. - ADR	Goldman Sachs	08/12/25	4.58	Termination	15,226	541,284	5,093
Wens Foodstuffs Group Co., Ltd., Class A	JPMorgan	09/02/26	1.17	Termination	380,020	1,083,753	(84,286)
						5,356,331	(140,859)
Greece
Hellenic Telecommunications Organization SA	Goldman Sachs	03/02/26	2.40	Termination	17,506	268,853	630
India
Reliance Industries Ltd. - GDR	Goldman Sachs	08/12/25	4.58	Termination	2,046	113,962	(18,196)
Israel
INMODE Ltd.	Goldman Sachs	08/12/25	4.58	Termination	33,660	1,188,535	(36,098)
Mizrahi Tefahot Bank Ltd.	Goldman Sachs	12/12/25	3.91	Termination	16,625	494,645	(65,621)
						1,683,180	(101,719)
Japan
Suzuki Motor Corp.	Goldman Sachs	08/12/25	-0.01	Termination	34,200	1,201,415	20,116
Mexico
Arca Continental SAB de CV	Goldman Sachs	02/03/26	4.58	Termination	16,500	139,258	(184)
Coca-Cola Femsa SAB de CV	Goldman Sachs	08/12/25	4.58	Termination	22,041	159,304	10,415
Coca-Cola Femsa SAB de CV - SP ADR	Goldman Sachs	09/02/26	4.58	Termination	3,797	273,422	(4,075)
Grupo Bimbo SAB de CV, Class A	Goldman Sachs	09/12/25	4.58	Termination	35,000	166,865	17,790
Grupo Comercial Chedraui SA de CV	Morgan Stanley	08/12/25	4.58	Termination	81,800	415,784	73,102
Grupo Financiero Banorte SAB de CV, Class O	Goldman Sachs	08/12/25	4.58	Termination	105,200	890,519	29,977
						2,045,152	127,025
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	08/12/25	2.40	Termination	60,933	1,251,593	(56,846)

The accompanying notes are an integral part of the financial statements.

52  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Russia
Detsky Mir PJSC	Goldman Sachs	18/09/25	4.58	Monthly	316,240	$—	$(469,315)
Headhunter Group PLC - ADR	Morgan Stanley	19/09/23	4.58	Monthly	7,725	—	(116,107)
Magnit PJSC - SP GDR	Goldman Sachs	16/09/25	4.58	Monthly	37,249	—	(462)
Sberbank PJSC - SP ADR	Goldman Sachs	16/09/25	4.58	Monthly	23,338	—	(1,057)
						—	(586,941)
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	08/12/25	3.87	Termination	44,551	1,128,931	423
South Africa
Aspen Pharmacare Holdings Ltd.	Morgan Stanley	09/12/25	7.19	Termination	58,826	454,496	(2,080)
South Korea
Hyundai Mobis Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	2,774	445,475	(3,034)
KT&G Corp.	Goldman Sachs	03/02/26	4.58	Termination	4,049	271,412	(32,045)
Orion Corp.	Goldman Sachs	02/02/26	4.58	Termination	7,035	664,557	(42,160)
SK Hynix, Inc.	Goldman Sachs	08/12/25	4.58	Termination	5,167	349,087	25,313
						1,730,531	(51,926)
United Kingdom
Pepco Group NV	Goldman Sachs	03/02/26	4.58	Termination	34,423	340,937	5,071
United States
Banco Santander Chile - ADR	Morgan Stanley	08/12/25	4.58	Termination	3,843	64,486	5,802
Coupang, Inc.	Goldman Sachs	08/12/25	4.58	Termination	74,961	1,162,645	(185,961)
Grupo Aeroportuario del Centro Norte SAB de CV - SP ADR	Goldman Sachs	08/12/25	4.58	Termination	12,075	941,729	127,633
Grupo Aeroportuario del Pacifico SAB de CV - SP ADR	Goldman Sachs	08/12/25	4.58	Termination	8,351	1,587,359	301,221
						3,756,219	248,695
Total Long						22,681,270	(256,355)
Short
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	08/12/25	4.58	Termination	(42,800)	(86,574)	13,042
Hapvida Participacoes e Investimentos SA	Goldman Sachs	08/12/25	4.58	Termination	(70,632)	(60,440)	6,605
Klabin SA - Unit	Morgan Stanley	08/12/25	4.58	Termination	(14,600)	(54,324)	2,152
Natura & Co. Holding SA	Morgan Stanley	08/12/25	4.58	Termination	(40,000)	(117,430)	(22,582)
OI SA	Goldman Sachs	08/12/25	4.58	Termination	(180,680)	(69,022)	(7,157)
OI SA	Morgan Stanley	22/12/25	4.58	Termination	(386,070)	(147,483)	(1,549)
Pagseguro Digital Ltd., Class A	Goldman Sachs	08/12/25	4.58	Termination	(6,894)	(59,771)	3,861
Suzano SA - SP ADR	Goldman Sachs	08/12/25	4.58	Termination	(5,780)	(52,771)	3,901
						(647,815)	(1,727)
China
China National Building Material Co., Ltd., Class H	Goldman Sachs	08/12/25	2.41	Termination	(622,000)	(550,730)	(31,757)
China Resources Microelectronics Ltd., Class A	Morgan Stanley	29/12/25	4.58	Termination	(37,000)	(288,934)	(676)
Flat Glass Group Co., Ltd., Class H	Bank of America	08/12/25	2.41	Termination	(157,000)	(415,032)	(12,001)
Hangzhou Silan Microelectronics Co., Ltd., Class A	Goldman Sachs	08/12/25	4.58	Termination	(31,600)	(153,506)	12,151
Hangzhou Silan Microelectronics Co., Ltd., Class A	HSBC	05/12/25	4.55	Termination	(18,512)	(89,927)	6,525
Hua Hong Semiconductor Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(149,000)	(570,419)	(60,744)
Kanzhun Ltd. - ADR	Goldman Sachs	08/12/25	4.58	Termination	(10,131)	(204,140)	(6,180)
Maxscend Microelectronics Co., Ltd., Class A	Goldman Sachs	08/12/25	4.58	Termination	(13,000)	(219,745)	(3,426)
Shenzhen Goodix Technology Co., Ltd., Class A	Goldman Sachs	08/12/25	4.58	Termination	(5,600)	(43,359)	(1,063)
Shenzhen Goodix Technology Co., Ltd., Class A	Morgan Stanley	09/12/25	4.58	Termination	(1,611)	(12,474)	1,228
Skshu Paint Co., Ltd., Class A	HSBC	05/12/25	4.55	Termination	(32,700)	(576,823)	(16,124)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  53

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
China—(continued)
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(35,900)	$(407,050)	$67,689
Tongwei Co., Ltd., Class A	Morgan Stanley	20/02/26	4.58	Termination	(28,300)	(170,875)	(4,188)
Vanchip (Tianjin) Technology Co., Ltd., Class A	Morgan Stanley	23/02/26	4.58	Termination	(32,300)	(218,114)	14,054
Will Semiconductor Co., Ltd., Shanghai, Class A	Goldman Sachs	08/12/25	4.58	Termination	(33,635)	(416,596)	(19,599)
Wingtech Technology Co., Ltd., Class A	Goldman Sachs	08/12/25	4.58	Termination	(34,500)	(267,821)	14,680
Xiaomi Corp., Class B	Goldman Sachs	08/12/25	2.41	Termination	(207,800)	(313,974)	(9,530)
Xinyi Solar Holdings Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(104,000)	(111,030)	3,577
Yihai International Holding Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(42,000)	(121,997)	23,811
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	08/12/25	2.41	Termination	(729,000)	(420,716)	(60,368)
						(5,573,262)	(81,941)
Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(159,400)	(188,249)	(5,208)
Nine Dragons Paper Holdings Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(575,000)	(468,093)	(6,066)
Techtronic Industries Co., Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(43,000)	(427,568)	120,245
Xinyi Glass Holdings Ltd.	Goldman Sachs	08/12/25	2.41	Termination	(315,000)	(588,313)	10,434
						(1,672,223)	119,405
Indonesia
Unilever Indonesia Tbk PT	HSBC	02/12/25	4.55	Termination	(349,400)	(95,770)	10,839
Israel
Camtek Ltd.	Morgan Stanley	16/02/26	4.58	Termination	(10,001)	(271,227)	(10,068)
Camtek Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(6,900)	(187,128)	(21,390)
Nova Ltd.	Morgan Stanley	16/02/26	4.58	Termination	(3,266)	(295,834)	302
Nova Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(1,585)	(143,569)	(6,118)
Playtika Holding Corp.	Goldman Sachs	08/12/25	4.58	Termination	(9,020)	(86,592)	(4,961)
Wix.com Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(1,712)	(154,987)	(8,492)
						(1,139,337)	(50,727)
Japan
Ibiden Co., Ltd.	Goldman Sachs	23/02/26	-0.01	Termination	(8,200)	(281,554)	(10,073)
Lasertec Corp.	Goldman Sachs	08/12/25	-0.01	Termination	(3,600)	(585,656)	127,311
Murata Manufacturing Co., Ltd.	Goldman Sachs	08/12/25	-0.01	Termination	(6,400)	(344,078)	7,615
Shinko Electric Industries Co., Ltd.	Morgan Stanley	16/02/26	-0.01	Termination	(14,300)	(392,277)	7,682
Taiyo Yuden Co., Ltd.	Goldman Sachs	08/12/25	-0.01	Termination	(6,500)	(196,926)	12,890
						(1,800,491)	145,425
Malaysia
Top Glove Corp. Bhd	Morgan Stanley	08/12/25	4.58	Termination	(1,062,700)	(178,794)	18,249
Mexico
Grupo Mexico SAB de CV, Class B	Goldman Sachs	08/12/25	4.58	Termination	(51,800)	(232,975)	(26,656)
Kimberly-Clark de Mexico SAB de CV, Class A	Goldman Sachs	08/12/25	4.58	Termination	(58,100)	(116,222)	(18,011)
						(349,197)	(44,667)
Russia
Ozon Holdings PLC - ADR	Goldman Sachs	16/09/25	4.58	Monthly	(27,082)	—	314,150
VK Co., Ltd.	Morgan Stanley	19/09/23	4.58	Monthly	(77,484)	—	140,169
						—	454,319
Singapore
Starhub Ltd.	Goldman Sachs	08/12/25	3.87	Termination	(79,900)	(62,808)	1,535

The accompanying notes are an integral part of the financial statements.

54  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
South Africa
Capitec Bank Holdings Ltd.	Goldman Sachs	08/12/25	7.07	Termination	(4,331)	$(413,764)	$32,773
Kumba Iron Ore Ltd.	HSBC	05/12/25	7.07	Termination	(5,421)	(141,409)	1,352
Sappi Ltd.	Goldman Sachs	08/12/25	7.07	Termination	(49,105)	(130,670)	1,016
						(685,843)	35,141
South Korea
Amorepacific Corp.	Goldman Sachs	08/12/25	4.58	Termination	(1,584)	(165,672)	5,270
Chunbo Co., Ltd.	Goldman Sachs	12/12/25	4.58	Termination	(657)	(125,119)	(7,405)
Chunbo Co., Ltd.	Morgan Stanley	08/12/25	4.58	Termination	(1,824)	(347,363)	(23,056)
DB HiTek Co., Ltd.	Bank of America	08/12/25	4.58	Termination	(5,025)	(172,025)	(7,624)
Hana Micron, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(44,973)	(373,855)	(8,546)
Hanon Systems	Morgan Stanley	08/12/25	4.58	Termination	(15,087)	(102,955)	(6,181)
Hansol Chemical Co., Ltd.	Morgan Stanley	08/12/25	4.58	Termination	(1,637)	(252,988)	834
Hansol Chemical Co., Ltd.	Goldman Sachs	12/12/25	4.58	Termination	(962)	(148,671)	(2,402)
Hybe Co., Ltd.	Morgan Stanley	08/12/25	4.58	Termination	(1,844)	(257,944)	(56,224)
Hyundai Motor Co.	Morgan Stanley	08/12/25	4.58	Termination	(1,304)	(173,735)	(11,094)
KakaoBank Corp.	Goldman Sachs	08/12/25	4.58	Termination	(12,321)	(248,143)	13,023
Kia Corp.	Morgan Stanley	08/12/25	4.58	Termination	(3,298)	(187,674)	(24,887)
KIWOOM Securities Co., Ltd.	Morgan Stanley	08/12/25	4.58	Termination	(4,086)	(318,666)	(39,533)
Krafton, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(1,729)	(221,866)	24,863
Kumho Petrochemical Co., Ltd.	Morgan Stanley	08/12/25	4.58	Termination	(2,564)	(304,793)	(28,739)
Leeno Industrial, Inc.	Morgan Stanley	08/12/25	4.58	Termination	(3,269)	(400,951)	20,407
LG Chem Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(146)	(75,027)	3,583
LG Display Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(28,654)	(331,094)	(15,216)
LG H&H Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(371)	(187,287)	14,253
NAVER Corp.	Goldman Sachs	08/12/25	4.58	Termination	(3,209)	(505,631)	(30,233)
Netmarble Corp.	Goldman Sachs	08/12/25	4.58	Termination	(4,462)	(208,390)	(30,276)
Samsung Electro-Mechanics Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(4,271)	(464,783)	(2,214)
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(2,220)	(111,902)	12,782
SK Bioscience Co., Ltd.	Goldman Sachs	13/02/26	4.58	Termination	(2,328)	(122,624)	15,204
SK IE Technology Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(8,049)	(397,812)	(9,295)
TSE Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(10,776)	(313,528)	23,509
						(6,520,498)	(169,197)
Taiwan
Acer, Inc.	Morgan Stanley	08/12/25	4.58	Termination	(711,000)	(591,538)	(47,408)
Advanced Wireless Semiconductor Co.	Goldman Sachs	08/12/25	4.58	Termination	(139,000)	(349,901)	(9,796)
ASMedia Technology, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(17,000)	(552,914)	(141,051)
Asustek Computer, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(64,000)	(583,928)	10,922
Compal Electronics, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(457,000)	(362,216)	(34,265)
Dyaco International, Inc.	HSBC	02/12/25	4.55	Termination	(72,000)	(112,362)	(19,407)
Faraday Technology Corp.	Goldman Sachs	08/12/25	4.58	Termination	(94,000)	(572,277)	(22,750)
FocalTech Systems Co., Ltd.	HSBC	02/12/25	4.55	Termination	(52,000)	(122,706)	(12,163)
Formosa Plastics Corp.	Goldman Sachs	08/12/25	4.58	Termination	(51,000)	(152,149)	(2,908)
Giant Manufacturing Co., Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(22,753)	(151,963)	21,778
Kinsus Interconnect Technology Corp.	Morgan Stanley	08/12/25	4.58	Termination	(142,000)	(505,653)	117,652
Mediatek, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(23,000)	(545,759)	12,472
Micro-Star International Co., Ltd.	Morgan Stanley	08/12/25	4.58	Termination	(95,000)	(427,149)	(50,453)
Nan Ya Plastics Corp.	Morgan Stanley	08/12/25	4.58	Termination	(147,000)	(364,732)	(1,088)
Nan Ya Printed Circuit Board Corp.	Morgan Stanley	08/12/25	4.58	Termination	(72,000)	(555,309)	160,191
Nuvoton Technology Corp.	Goldman Sachs	08/12/25	4.58	Termination	(120,000)	(580,909)	(85,602)
Pan Jit International, Inc.	Morgan Stanley	08/12/25	4.58	Termination	(281,000)	(616,052)	(33,721)
Parade Technologies Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(20,000)	(631,451)	(83,632)
Powerchip Semiconductor Manufacturing Corp.	Goldman Sachs	08/12/25	4.58	Termination	(363,000)	(396,721)	22,336
Realtek Semiconductor Corp.	Morgan Stanley	08/12/25	4.58	Termination	(50,000)	(623,574)	(125,067)
SDI Corporation	Morgan Stanley	08/12/25	4.58	Termination	(85,000)	(345,920)	(51,874)
Silergy Corp.	Goldman Sachs	08/12/25	4.58	Termination	(32,000)	(611,234)	(13,231)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  55

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan—(continued)
TSRC Corp.	Goldman Sachs	08/12/25	4.58	Termination	(324,000)	$(308,905)	$(9,891)
Unimicron Technology Corp.	Goldman Sachs	08/12/25	4.58	Termination	(115,000)	(483,106)	143,865
UPI Semiconductor Corp.	Goldman Sachs	08/12/25	4.58	Termination	(55,000)	(527,987)	33,790
USI Corp.	Morgan Stanley	08/12/25	4.58	Termination	(223,000)	(183,702)	(30,506)
Win Semiconductors Corp.	Morgan Stanley	08/12/25	4.58	Termination	(46,000)	(256,650)	(20,206)
Win Semiconductors Corp.	Goldman Sachs	12/12/25	4.58	Termination	(48,000)	(267,809)	(32,762)
Yageo Corp.	Morgan Stanley	08/12/25	4.58	Termination	(19,306)	(340,886)	(31,526)
						(12,125,462)	(336,301)
Thailand
Com7 PCL - NVDR	Morgan Stanley	08/12/25	4.58	Termination	(548,600)	(473,449)	39,297
KCE Electronics PCL - NVDR	Morgan Stanley	08/12/25	4.58	Termination	(56,700)	(74,603)	4,496
Kerry Express Thailand - NVDR	Morgan Stanley	08/12/25	4.58	Termination	(135,500)	(59,428)	11,860
Muangthai Capital PCL - NVDR	Morgan Stanley	08/12/25	4.58	Termination	(93,200)	(92,300)	15,953
Siam Cement PCL, (The) - NVDR	Goldman Sachs	08/12/25	4.58	Termination	(25,900)	(239,643)	3,112
Sri Trang Agro-Industry PCL - NVDR	Morgan Stanley	08/12/25	4.58	Termination	(217,800)	(155,610)	(38,145)
TOA Paint Thailand PCL - NVDR	Morgan Stanley	08/12/25	4.58	Termination	(109,100)	(100,329)	988
						(1,195,362)	37,561
United Kingdom
Antofagasta PLC	Goldman Sachs	08/12/25	3.93	Termination	(13,490)	(254,755)	(20,202)
United States
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	08/12/25	4.58	Termination	(12,587)	(336,199)	81,690
Freeport-McMoRan, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(7,840)	(321,205)	(16,542)
GDS Holdings Ltd. - ADR	Goldman Sachs	08/12/25	4.58	Termination	(17,695)	(340,629)	(30,057)
Hess Corp.	Goldman Sachs	08/12/25	4.58	Termination	(1,971)	(265,494)	11,609
Monolithic Power Systems, Inc.	Goldman Sachs	16/02/26	4.58	Termination	(540)	(261,517)	16,030
Mosaic Co., (The)	Goldman Sachs	23/02/26	4.58	Termination	(6,706)	(356,692)	(22,695)
Southern Copper Corp.	Goldman Sachs	08/12/25	4.58	Termination	(2,007)	(147,896)	(26,191)
Synaptics, Inc.	Goldman Sachs	08/12/25	4.58	Termination	(4,144)	(487,376)	(39,959)
						(2,517,008)	(26,115)
Total Short						(34,818,625)	91,597
Net unrealized gain/(loss) on Contracts For Difference							$(164,758)

The accompanying notes are an integral part of the financial statements.

56  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$1,419,865	$1,419,865	$—	$—
China	4,280,030	—	4,280,030	—
Greece	321,623	—	321,623	—
Hungary	412,966	—	412,966	—
India	6,033,217	—	6,033,217	—
Indonesia	1,973,433	—	1,973,433	—
Israel	374,448	—	374,448	—
Mexico	1,600,865	1,600,865	—	—
Poland	932,094	—	932,094	—
Russia	—	—	—	— *
Singapore	1,938,996	—	1,938,996	—
South Africa	399,237	—	399,237	—
South Korea	5,114,312	—	5,114,312	—
Taiwan	2,645,167	—	2,645,167	—
Thailand	3,395,889	—	2,382,413	1,013,476
Preferred Stock
South Korea	614,659	—	614,659	—
Exchange Traded Funds
Thailand	141,720	141,720	—	—
Short-Term Investments	22,791,231	16,967,637	5,823,594	—
Contracts For Difference
Equity Contracts	2,929,260	2,474,941	—	454,319
Total Assets	$57,319,012	$22,605,028	$33,246,189	$1,467,795

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
United Kingdom	$(79,454)	$—	$(79,454)	$—
Contracts For Difference
Equity Contracts	(3,094,018)	(2,507,077)	—	(586,941)
Total Liabilities	$(3,173,472)	$(2,507,077)	$(79,454)	$(586,941)

*	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  57

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS
Investments in securities, at value †^	$1,400,995,928	$697,985,788	$77,911,432	$31,067,073
Investments purchased with proceeds from securities lending collateral, at value *	156,461,054	243,279,365	—	10,828,403
Short-term investments, at value **	13,547,672	5,097,938	7,953,984	1,588,824
Purchased options, at value	—	—	—	—
Cash	—	—	—	—
Foreign currency, at value #	—	—	—	19,790
Receivables
Investments sold	5,162,175	33,332,839	1,155,005	170,052
Foreign currency deposits with brokers for securities sold short #	—	—	—	—
Deposits with brokers for contracts for difference	—	—	—	—
Deposits with brokers for securities sold short	—	—	—	—
Capital shares sold	1,690,288	565,871	709,991	51,040
Dividends and interest	2,597,040	528,664	418,056	98,112
Due from advisor	—	—	7,899	—
Unrealized appreciation on contracts for difference ◊	—	—	—	—
Prepaid expenses and other assets	119,664	74,226	6,161	11,362
Total assets	1,580,573,821	980,864,691	88,162,528	43,834,656
LIABILITIES
Securities sold short, at fair value ‡	—	—	—	—
Options written, at value +◊	4,111,184	—	—	—
Due to custodian	—	—	—	—
Due to broker	—	—	—	—
Foreign currency overdraft	—	—	—	—
Payables
Securities lending collateral (note 8)	156,461,054	243,279,365	—	10,828,403
Investments purchased	14,868,435	5,714,318	608,439	—
Capital shares redeemed	1,507,574	512,125	54,862	—
Investment advisory fees	862,771	530,996	59,714	17,151
Custodian fees	27,953	13,976	17,178	9,529
Distribution and service fees	68,784	96,347	—	—
Dividends on securities sold short	—	—	—	—
Administration and accounting fees	143,880	72,830	12,387	5,241
Transfer agent fees	170,480	112,548	—	4,214
Unrealized depreciation on contracts for difference ◊	—	—	—	—
Other accrued expenses and liabilities	33,835	65,353	38,719	28,248
Total liabilities	178,255,950	250,397,858	791,299	10,892,786
Net Assets	$1,402,317,871	$730,466,833	$87,371,229	$32,941,870
NET ASSETS CONSIST OF:
Par value	$45,749	$26,831	$7,984	$1,754
Paid-in Capital	795,067,145	532,065,853	74,098,269	27,274,580
Total Distributable earnings/(loss)	607,204,977	198,374,149	13,264,976	5,665,536
Net Assets	$1,402,317,871	$730,466,833	$87,371,229	$32,941,870
INSTITUTIONAL CLASS
Net assets	$1,167,428,957	$644,862,252	$87,371,229	$32,941,870
Shares outstanding	38,049,332	23,533,225	7,984,324	1,753,510
Net asset value, offering and redemption price per share	$30.68	$27.40	$10.94	$18.79
INVESTOR CLASS
Net assets	$234,888,914	$85,604,581	$—	$—
Shares outstanding	7,699,265	3,298,021	—	—
Net asset value, offering and redemption price per share	$30.51	$25.96	$—	$—
† Investments in securities, at cost	$871,075,219	$528,150,600	$65,649,027	$25,484,327
^ Includes market value of securities on loan	$153,060,251	$235,995,842	$—	$10,551,262
* Investments purchased with proceeds from securities lending collateral, at cost	$156,461,054	$243,279,365	$—	$10,828,403
** Short-term investments, at cost	$13,547,672	$5,097,938	$7,953,984	$1,588,824
Purchased options, at cost	$—	$—	$—	$—
# Foreign currency, at cost	$—	$—	$—	$19,885
‡ Proceeds received, securities sold short	$—	$—	$—	$—
+ Premiums received, options written	$6,450,869	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

58  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Global Equity Fund	Boston Partners Emerging Markets Fund	Boston Partners Long/Short Equity Fund
ASSETS
Investments in securities, at value †^	$22,132,246	$192,352,731	$18,350,319	$65,306,456
Investments purchased with proceeds from securities lending collateral, at value *	—	13,101,734	—	9,336,324
Short-term investments, at value **	1,112,163	5,916,851	3,442,510	4,545,270
Purchased options, at value	—	—	—	33,400
Cash	—	—	—	1,390
Foreign currency, at value #	—	—	22,721	—
Receivables
Investments sold	545,740	1,006,280	202,981	478,266
Foreign currency deposits with brokers for securities sold short #	—	—	—	2,957,272
Deposits with brokers for contracts for difference	—	—	190,000	—
Deposits with brokers for securities sold short	—	—	—	8,601,207
Capital shares sold	—	4,137	—	277,139
Dividends and interest	42,962	708,207	64,356	96,391
Due from advisor	—	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	11,746	—
Prepaid expenses and other assets	5,789	26,927	11,872	24,487
Total assets	23,838,900	213,116,867	22,296,505	91,657,602
LIABILITIES
Securities sold short, at fair value ‡	—	—	—	12,222,692
Options written, at value +◊	—	—	—	199,389
Due to custodian	—	—	6,368	—
Due to broker	—	—	—	—
Foreign currency overdraft	—	—	—	—
Payables
Securities lending collateral (note 8)	—	13,101,734	—	9,336,324
Investments purchased	584,132	1,783,777	375,816	187,318
Capital shares redeemed	—	10,012	—	18,356
Investment advisory fees	9,577	156,559	7,282	86,101
Custodian fees	13,708	28,246	46,644	9,305
Distribution and service fees	—	—	—	6,211
Dividends on securities sold short	—	—	—	1,267
Administration and accounting fees	14,537	19,917	5,933	9,753
Transfer agent fees	3,527	17,224	5,183	4,808
Unrealized depreciation on contracts for difference ◊	—	—	233,126	—
Other accrued expenses and liabilities	46,519	44,028	39,313	52,879
Total liabilities	672,000	15,161,497	719,665	22,134,403
Net Assets	$23,166,900	$197,955,370	$21,576,840	$69,523,199
NET ASSETS CONSIST OF:
Par value	$2,390	$9,448	$2,520	$4,958
Paid-in Capital	24,280,819	181,588,654	25,956,703	37,275,453
Total Distributable earnings/(loss)	(1,116,309)	16,357,268	(4,382,383)	32,242,788
Net Assets	$23,166,900	$197,955,370	$21,576,840	$69,523,199
INSTITUTIONAL CLASS
Net assets	$23,166,900	$197,955,370	$21,576,840	$56,871,299
Shares outstanding	2,390,116	9,448,173	2,519,686	3,911,619
Net asset value, offering and redemption price per share	$9.69	$20.95	$8.56	$14.54
INVESTOR CLASS
Net assets	$—	$—	$—	$12,651,900
Shares outstanding	—	—	—	1,046,522
Net asset value, offering and redemption price per share	$—	$—	$—	$12.09
† Investments in securities, at cost	$20,512,004	$155,598,213	$18,337,973	$46,207,565
^ Includes market value of securities on loan	$—	$12,771,352	$—	$9,034,696
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$13,101,734	$—	$9,336,324
** Short-term investments, at cost	$1,112,163	$5,916,851	$3,442,510	$4,545,270
Purchased options, at cost	$—	$—	$—	$47,521
# Foreign currency, at cost	$—	$—	$22,478	$3,209,327
‡ Proceeds received, securities sold short	$—	$—	$—	$19,905,636
+ Premiums received, options written	$—	$—	$—	$234,524
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  59

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2023 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Boston Partners Long/Short Research Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Dynamic Equity Fund
ASSETS
Investments in securities, at value †^	$713,223,776	$143,974,900	$31,598,521
Investments purchased with proceeds from securities lending collateral, at value *	—	—	—
Short-term investments, at value **	42,455,942	28,816,636	22,791,231
Purchased options, at value	—	—	—
Cash	—	—	883
Foreign currency, at value #	—	—	—
Receivables
Investments sold	2,939,761	353,883	407,076
Foreign currency deposits with brokers for securities sold short #	44,169,624	—	74,636
Deposits with brokers for contracts for difference	1,321,258	510,000	2,238,224
Deposits with brokers for securities sold short	186,881,742	66,093,165	—
Capital shares sold	1,104,089	707,405	3,325
Dividends and interest	2,172,923	1,573,666	119,714
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference ◊	3,248,955	908,565	2,929,260
Prepaid expenses and other assets	118,295	134,618	120,155
Total assets	997,636,365	243,072,838	60,283,025
LIABILITIES
Securities sold short, at fair value ‡	221,295,552	66,443,616	79,454
Options written, at value +◊	6,049	2,600,548	—
Due to custodian	—	—	—
Due to broker	—	—	180,690
Foreign currency overdraft	—	61,207	—
Payables
Securities lending collateral (note 8)	—	—	—
Investments purchased	10,383,378	4,470,383	939,353
Capital shares redeemed	1,990,465	329,729	267
Investment advisory fees	684,801	151,892	73,525
Custodian fees	41,289	41,052	48,480
Distribution and service fees	4,748	6,051	—
Dividends on securities sold short	233,854	92,645	—
Administration and accounting fees	73,471	17,361	9,648
Transfer agent fees	48,542	6,126	1,709
Unrealized depreciation on contracts for difference ◊	5,512,314	1,268,176	3,094,018
Other accrued expenses and liabilities	657,759	226,173	408,852
Total liabilities	240,932,222	75,714,959	4,835,996
Net Assets	$756,704,143	$167,357,879	$55,447,029
NET ASSETS CONSIST OF:
Par value	$54,649	$11,718	$6,876
Paid-in Capital	547,851,176	160,786,194	72,800,689
Total Distributable earnings/(loss)	208,798,318	6,559,967	(17,360,536)
Net Assets	$756,704,143	$167,357,879	$55,447,029
INSTITUTIONAL CLASS
Net assets	$746,338,835	$159,094,860	$55,447,029
Shares outstanding	53,872,511	11,130,117	6,876,012
Net asset value, offering and redemption price per share	$13.85	$14.29	$8.06
INVESTOR CLASS
Net assets	$10,365,308	$8,263,019	$—
Shares outstanding	776,519	587,916	—
Net asset value, offering and redemption price per share	$13.35	$14.05	$—
† Investments in securities, at cost	$554,829,283	$124,800,164	$29,904,217
^ Includes market value of securities on loan	$—	$—	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$—
** Short-term investments, at cost	$42,455,942	$28,816,636	$22,791,231
Purchased options, at cost	$—	$—	$—
# Foreign currency, at cost	$44,186,233	$—	$77,016
‡ Proceeds received, securities sold short	$245,872,950	$66,336,427	$74,356
+ Premiums received, options written	$26,478	$2,716,116	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

60  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2023 (unaudited)
STATEMENTS OF OPERATIONS

	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Investment Income
Dividends †	$14,248,449	$7,153,456	$563,621	$351,749
Interest	404,595	238,464	102,963	22,323
Income from securities loaned (Note 8)	115,194	151,662	—	10,638
Prime broker interest income	—	—	—	—
Total investment income	14,768,238	7,543,582	666,584	384,710
Expenses
Advisory fees (Note 2)	4,916,594	3,138,693	296,063	122,401
Transfer agent fees (Note 2)	433,639	317,441	6,739	10,794
Distribution fees (Investor Class) (Note 2)	289,257	102,152	—	—
Administration and accounting fees (Note 2)	180,072	116,861	17,281	13,801
Director’s fees	89,864	44,304	202	1,998
Officer’s fees	77,881	38,425	133	1,469
Legal fees	76,461	43,576	631	1,928
Printing and shareholder reporting fees	45,020	44,271	1,418	5,785
Registration fees	27,114	23,336	19,976	11,001
Audit and tax service fees	19,970	19,789	23,561	19,921
Custodian fees (Note 2)	10,284	15,628	20,630	10,392
Other expenses	56,160	28,328	5,951	2,633
Dividend expense on securities sold short	—	—	—	—
Total expenses before waivers and/or reimbursements	6,222,316	3,932,804	392,585	202,123
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(307,215)	(173,374)	(31,906)	(33,030)
Net expenses after waivers and/or reimbursements net of amounts recouped	5,915,101	3,759,430	360,679	169,093
Net investment income/(loss)	8,853,137	3,784,152	305,905	215,617

Net realized gain/(loss) from:
Investment securities	72,896,677	48,475,554	1,107,383	172,267
Securities sold short	—	—	—	—
Options written **	—	—	—	—
Contracts for difference **	—	—	—	—
Foreign currency transactions	336	—	(979)	1,166
Net change in unrealized appreciation/(depreciation) on:
Investment securities	27,493,770	(1,523,367)	13,113,637	2,836,032
Purchased options **	—	—	—	—
Securities sold short	—	—	—	—
Options written **	1,672,091	—	—	—
Contracts for difference **	—	—	—	—
Foreign currency translation	(251)	—	1	(41)
Net realized and unrealized gain/(loss)	102,062,623	46,952,187	14,220,042	3,009,424
Net increase/(decrease) in net assets resulting from operations	$110,915,760	$50,736,339	$14,525,947	$3,225,041
† Net of foreign withholding taxes of	$(24,294)	$(4,645)	$(4,591)	$(3,760)

**	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  61

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2023 (unaudited)
STATEMENTS OF OPERATIONS (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Global Equity Fund	Boston Partners Emerging Markets Fund	Boston Partners Long/Short Equity Fund
Investment Income
Dividends †	$159,506	$1,689,681	$184,269	$540,349
Interest	16,968	107,643	38,802	57,573
Income from securities loaned (Note 8)	—	9,425	—	24,021
Prime broker interest income	—	—	—	53,014
Total investment income	176,474	1,806,749	223,071	674,957
Expenses
Advisory fees (Note 2)	85,479	816,764	76,812	759,836
Transfer agent fees (Note 2)	724	62,763	645	30,057
Distribution fees (Investor Class) (Note 2)	—	—	—	14,668
Administration and accounting fees (Note 2)	16,350	39,135	14,966	22,957
Director’s fees	44	10,302	1,319	4,087
Officer’s fees	43	8,474	1,027	2,855
Legal fees	678	10,007	1,236	3,726
Printing and shareholder reporting fees	2,080	—	357	—
Registration fees	17,016	13,156	9,484	16,089
Audit and tax service fees	28,161	29,253	32,808	27,398
Custodian fees (Note 2)	13,047	22,502	42,936	7,573
Other expenses	5,842	7,793	733	3,178
Dividend expense on securities sold short	—	—	—	17,045
Total expenses before waivers and/or reimbursements	169,464	1,020,149	182,323	909,469
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(73,069)	(158,009)	(79,870)	(215,854)
Net expenses after waivers and/or reimbursements net of amounts recouped	96,395	862,140	102,453	693,615
Net investment income/(loss)	80,079	944,609	120,618	(18,658)

Net realized gain/(loss) from:
Investment securities	(1,463,944)	3,157,074	(529,916)	3,011,511
Securities sold short	—	—	—	4,699,498
Options written **	—	—	—	102,189
Contracts for difference **	—	—	(150,221)	266,549
Foreign currency transactions	564	12,932	(15,827)	(10,365)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	4,159,043	19,637,988	1,154,127	3,254,860
Purchased options **	—	—	—	(14,121)
Securities sold short	—	—	—	(3,424,524)
Options written **	—	—	—	(84,061)
Contracts for difference **	—	—	(22,743)	(419,379)
Foreign currency translation	1,102	22,669	608	(33,361)
Net realized and unrealized gain/(loss)	2,696,765	22,830,663	436,028	7,348,796
Net increase/(decrease) in net assets resulting from operations	$2,776,844	$23,775,272	$556,646	$7,330,138
† Net of foreign withholding taxes of	$(5,139)	$(83,050)	$(23,184)	$(11,475)

**	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

62  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2023 (unaudited)
STATEMENTS OF OPERATIONS (concluded)

	Boston Partners Long/Short Research Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Dynamic Equity Fund
Investment Income
Dividends †	$7,966,883	$1,046,986	$328,431
Interest	746,471	344,568	145,576
Income from securities loaned (Note 8)	—	—	—
Prime broker interest income	2,252,580	890,195	2,428
Total investment income	10,965,934	2,281,749	476,435
Expenses
Advisory fees (Note 2)	4,975,910	1,112,781	363,392
Transfer agent fees (Note 2)	175,697	67,347	4,104
Distribution fees (Investor Class) (Note 2)	14,671	10,673	—
Administration and accounting fees (Note 2)	130,361	28,865	20,839
Director’s fees	50,232	8,167	3,364
Officer’s fees	33,605	4,941	2,614
Legal fees	42,975	7,371	1,645
Printing and shareholder reporting fees	—	—	—
Registration fees	19,673	18,443	10,080
Audit and tax service fees	36,681	32,638	39,032
Custodian fees (Note 2)	41,165	47,268	48,679
Other expenses	26,507	6,362	4,467
Dividend expense on securities sold short	1,649,809	446,856	375
Total expenses before waivers and/or reimbursements	7,197,286	1,791,712	498,591
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	—	—	(91,019)
Net expenses after waivers and/or reimbursements net of amounts recouped	7,197,286	1,791,712	407,572
Net investment income/(loss)	3,768,648	490,037	68,863

Net realized gain/(loss) from:
Investment securities	21,230,506	4,175,011	(712,653)
Securities sold short	12,900,473	70,774	22
Options written **	898,914	(154,224)	—
Contracts for difference **	12,345,235	(483,758)	(397,424)
Foreign currency transactions	(2,338,964)	198,996	(35,309)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	34,312,266	13,058,548	1,651,091
Purchased options **	—	—	—
Securities sold short	(29,273,375)	(7,018,857)	(25,560)
Options written **	20,429	(85,737)	—
Contracts for difference **	(15,544,880)	(1,160,657)	(1,478,014)
Foreign currency translation	3,635,991	(51,291)	(78,158)
Net realized and unrealized gain/(loss)	38,186,595	8,548,805	(1,076,005)
Net increase/(decrease) in net assets resulting from operations	$41,955,243	$9,038,842	$(1,007,142)
† Net of foreign withholding taxes of	$(120,926)	$(65,541)	$(47,936)

**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  63

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners All-Cap Value Fund		Boston Partners Small Cap Value Fund II
	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$8,853,137	$16,754,843	$3,784,152	$4,924,806
Net realized gain/(loss) from investments and foreign currency	72,897,013	141,891,515	48,475,554	37,453,487
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	29,165,610	(201,890,405)	(1,523,367)	(120,654,994)
Net increase/(decrease) in net assets resulting from operations	110,915,760	(43,244,047)	50,736,339	(78,276,701)

Dividends and distributions to shareholders:
Institutional Class	(96,713,599)	(89,636,021)	(46,030,717)	(52,624,831)
Investor Class	(18,398,789)	(14,088,626)	(5,861,952)	(7,067,459)
Net decrease in net assets from dividends and distributions to shareholders	(115,112,388)	(103,724,647)	(51,892,669)	(59,692,290)

Capital transactions:
Institutional Class
Proceeds from shares sold	147,272,025	279,553,596	51,935,251	158,734,422
Reinvestment of distributions	75,831,183	74,080,238	43,911,312	49,549,396
Shares redeemed	(252,534,608)	(682,906,325)	(138,462,785)	(175,418,506)
Investor Class
Proceeds from shares sold	10,352,573	19,585,547	4,083,380	12,962,300
Reinvestment of distributions	17,605,766	13,527,130	5,743,917	6,920,636
Shares redeemed	(23,078,364)	(58,809,925)	(6,861,255)	(24,229,889)
Net increase/(decrease) in net assets from capital transactions	(24,551,425)	(354,969,739)	(39,650,180)	28,518,359
Total increase/(decrease) in net assets	(28,748,053)	(501,938,433)	(40,806,510)	(109,450,632)

Net assets:
Beginning of period	1,431,065,924	1,933,004,357	771,273,343	880,723,975
End of period	$1,402,317,871	$1,431,065,924	$730,466,833	$771,273,343

Share transactions:
Institutional Class
Shares sold	4,740,905	8,516,986	1,950,896	5,241,830
Shares reinvested	2,498,556	2,283,608	1,711,942	1,643,429
Shares redeemed	(8,193,828)	(20,766,356)	(5,156,431)	(5,867,812)
Net increase/(decrease)	(954,367)	(9,965,762)	(1,493,593)	1,017,447
Investor Class
Shares sold	335,164	604,325	161,758	451,279
Shares reinvested	583,165	419,056	236,278	241,305
Shares redeemed	(754,580)	(1,811,471)	(274,352)	(903,346)
Net increase/(decrease)	163,749	(788,090)	123,684	(210,762)

The accompanying notes are an integral part of the financial statements.

64  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Select Small Cap Value Fund		WPG Partners Small Cap Value Diversified Fund
	For the Six Months Ended February 28, 2023	For the Period Ended August 31, 2022*	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$305,905	$(13,383)	$215,617	$136,513
Net realized gain/(loss) from investments and foreign currency	1,106,404	(284,617)	173,433	4,766,002
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	13,113,638	(851,233)	2,835,991	(3,865,450)
Net increase/(decrease) in net assets resulting from operations	14,525,947	(1,149,233)	3,225,041	1,037,065

Dividends and distributions to shareholders:
Institutional Class	(111,741)	—	(4,669,593)	(417,759)
Net decrease in net assets from dividends and distributions to shareholders	(111,741)	—	(4,669,593)	(417,759)

Capital transactions:
Institutional Class
Proceeds from shares sold	58,390,701	19,127,270	1,232,380	6,503,416
Reinvestment of distributions	111,438	—	4,416,593	392,172
Shares redeemed	(3,390,165)	(132,988)	(3,526,741)	(2,852,853)
Net increase/(decrease) in net assets from capital transactions	55,111,974	18,994,282	2,122,232	4,042,735
Total increase/(decrease) in net assets	69,526,180	17,845,049	677,680	4,662,041

Net assets:
Beginning of period	17,845,049	—	32,264,190	27,602,149
End of period	$87,371,229	$17,845,049	$32,941,870	$32,264,190
Share transactions:
Institutional Class
Shares sold	6,402,831	1,912,822	65,574	313,324
Shares reinvested	11,155	—	253,245	19,717
Shares redeemed	(328,720)	(13,764)	(184,750)	(141,175)
Net increase/(decrease)	6,085,266	1,899,058	134,069	191,866

*	The Fund commenced operations on December 29, 2021.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  65

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Global Sustainability Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2023	For the Period Ended August 31, 2022*	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$80,079	$263,754	$944,609	$3,593,717
Net realized gain/(loss) from investments and foreign currency	(1,463,380)	(1,302,681)	3,170,006	10,613,523
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	4,160,145	(2,540,407)	19,660,657	(29,901,450)
Net increase/(decrease) in net assets resulting from operations	2,776,844	(3,579,334)	23,775,272	(15,694,210)

Dividends and distributions to shareholders:
Institutional Class	(313,835)	—	(2,771,850)	(3,282,335)
Net decrease in net assets from dividends and distributions to shareholders	(313,835)	—	(2,771,850)	(3,282,335)

Capital transactions:
Institutional Class
Proceeds from shares sold	600,237	26,219,183	9,044,652	13,720,960
Reinvestment of distributions	313,835	—	2,760,443	3,267,140
Shares redeemed	(2,850,030)	—	(6,260,111)	(10,037,979)
Net increase/(decrease) in net assets from capital transactions	(1,935,958)	26,219,183	5,544,984	6,950,121
Total increase/(decrease) in net assets	527,051	22,639,849	26,548,406	(12,026,424)

Net assets:
Beginning of period	22,639,849	—	171,406,964	183,433,388
End of period	$23,166,900	$22,639,849	$197,955,370	$171,406,964
Share transactions:
Institutional Class
Shares sold	64,679	2,626,775	453,715	672,846
Shares reinvested	33,673	—	136,453	160,233
Shares redeemed	(335,011)	—	(315,103)	(502,686)
Net increase/(decrease)	(236,659)	2,626,775	275,065	330,393

*	The Fund commenced operations on December 29, 2021.

The accompanying notes are an integral part of the financial statements.

66  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Emerging Markets Fund		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$120,618	$450,857	$(18,658)	$(594,234)
Net realized gain/(loss) from investments and foreign currency	(695,964)	(3,083,963)	8,069,382	9,017,511
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	1,131,992	(3,484,403)	(720,586)	(3,660,649)
Net increase/(decrease) in net assets resulting from operations	556,646	(6,117,509)	7,330,138	4,762,628

Dividends and distributions to shareholders:
Institutional Class	(651,962)	(1,230,604)	(6,481,806)	(2,222,369)
Investor Class	—	—	(1,588,742)	(568,709)
Net decrease in net assets from dividends and distributions to shareholders	(651,962)	(1,230,604)	(8,070,548)	(2,791,078)

Capital transactions:
Institutional Class
Proceeds from shares sold	316,189	4,922,572	7,323,386	11,580,037
Reinvestment of distributions	651,962	1,230,604	6,315,049	2,118,791
Shares redeemed	(800,010)	(1,030,015)	(11,119,099)	(10,206,570)
Investor Class
Proceeds from shares sold	—	—	1,295,989	1,987,755
Reinvestment of distributions	—	—	1,538,485	549,395
Shares redeemed	—	—	(1,543,201)	(2,670,683)
Net increase/(decrease) in net assets from capital transactions	168,141	5,123,161	3,810,609	3,358,725
Total increase/(decrease) in net assets	72,825	(2,224,952)	3,070,199	5,330,275

Net assets:
Beginning of period	21,504,015	23,728,967	66,453,000	61,122,725
End of period	$21,576,840	$21,504,015	$69,523,199	$66,453,000

Share transactions:
Institutional Class
Shares sold	38,171	471,060	503,199	772,646
Shares reinvested	78,079	120,176	453,016	149,316
Shares redeemed	(95,240)	(106,407)	(760,732)	(691,858)
Net increase/(decrease)	21,010	484,829	195,483	230,104
Investor Class
Shares sold	—	—	104,254	153,329
Shares reinvested	—	—	132,628	45,405
Shares redeemed	—	—	(124,923)	(210,827)
Net increase/(decrease)	—	—	111,959	(12,093)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  67

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners Global Long/Short Fund
	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$3,768,648	$(806,220)	$490,037	$432,017
Net realized gain/(loss) from investments and foreign currency	45,036,164	176,879,838	3,806,799	15,104,285
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(6,849,569)	(124,327,460)	4,742,006	(3,987,028)
Net increase/(decrease) in net assets resulting from operations	41,955,243	51,746,158	9,038,842	11,549,274

Dividends and distributions to shareholders:
Institutional Class	(144,215,120)	(86,584,443)	(2,998,432)	—
Investor Class	(2,234,372)	(1,150,099)	(245,884)	—
Net decrease in net assets from dividends and distributions to shareholders	(146,449,492)	(87,734,542)	(3,244,316)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	208,050,717	211,949,877	74,203,202	64,513,248
Reinvestment of distributions	71,158,668	45,172,097	2,776,329	—
Shares redeemed	(231,938,336)	(228,297,315)	(38,476,718)	(63,270,608)
Investor Class
Proceeds from shares sold	1,719,436	3,774,057	9,052,493	6,524,071
Reinvestment of distributions	2,215,329	1,144,023	223,590	—
Shares redeemed	(3,909,676)	(2,637,299)	(7,453,133)	(5,729,454)
Net increase/(decrease) in net assets from capital transactions	47,296,138	31,105,440	40,325,763	2,037,257
Total increase/(decrease) in net assets	(57,198,111)	(4,882,944)	46,120,289	13,586,531

Net assets:
Beginning of period	813,902,254	818,785,198	121,237,590	107,651,059
End of period	$756,704,143	$813,902,254	$167,357,879	$121,237,590

Share transactions:
Institutional Class
Shares sold	14,056,379	12,983,416	5,225,367	4,730,594
Shares reinvested	5,086,395	2,891,940	194,557	—
Shares redeemed	(15,456,437)	(13,752,873)	(2,721,231)	(4,731,465)
Net increase/(decrease)	3,686,337	2,122,483	2,698,693	(871)
Investor Class
Shares sold	116,178	239,284	635,206	481,835
Shares reinvested	164,220	75,463	15,925	—
Shares redeemed	(278,394)	(163,631)	(521,751)	(436,138)
Net increase/(decrease)	2,004	151,116	129,380	45,697

The accompanying notes are an integral part of the financial statements.

68  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Emerging Markets Dynamic Equity Fund
	For the Six Months Ended February 28, 2023	For the Year Ended August 31, 2022
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$68,863	$384,446
Net realized gain/(loss) from investments and foreign currency	(1,145,364)	(4,533,397)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	69,359	(2,597,974)
Net increase/(decrease) in net assets resulting from operations	(1,007,142)	(6,746,925)

Dividends and distributions to shareholders:
Institutional Class	(11,778,440)	(36,249)
Net decrease in net assets from dividends and distributions to shareholders	(11,778,440)	(36,249)

Capital transactions:
Institutional Class
Proceeds from shares sold	2,378,257	10,840,739
Reinvestment of distributions	11,469,531	35,160
Shares redeemed	(6,230,792)	(4,906,731)
Net increase/(decrease) in net assets from capital transactions	7,616,996	5,969,168
Total increase/(decrease) in net assets	(5,168,586)	(814,006)

Net assets:
Beginning of period	60,615,615	61,429,621
End of period	$55,447,029	$60,615,615

Share transactions:
Institutional Class
Shares sold	265,351	1,008,879
Shares reinvested	1,402,143	3,301
Shares redeemed	(716,365)	(457,685)
Net increase/(decrease)	951,129	554,495

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  69

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners All-Cap Value Fund
Institutional Class
9/1/22 through 2/28/23†	$30.78	$0.21	$2.28	$2.49	$(0.31)	$(2.28)	$(2.59)
8/31/22	33.77	0.33	(1.51)	(1.18)	(0.33)	(1.48)	(1.81)
8/31/21	24.53	0.26	9.43	9.69	(0.21)	(0.24)	(0.45)
8/31/20	24.97	0.36	(0.08)	0.28	(0.37)	(0.35)	(0.72)
8/31/19	27.86	0.34	(1.76)	(1.42)	(0.29)	(1.18)	(1.47)
8/31/18	25.57	0.22	3.20	3.42	(0.18)	(0.95)	(1.13)
Investor Class
9/1/22 through 2/28/23†	$30.58	$0.16	$2.28	$2.44	$(0.23)	$(2.28)	$(2.51)
8/31/22	33.56	0.25	(1.51)	(1.26)	(0.24)	(1.48)	(1.72)
8/31/21	24.39	0.18	9.38	9.56	(0.15)	(0.24)	(0.39)
8/31/20	24.82	0.30	(0.09)	0.21	(0.29)	(0.35)	(0.64)
8/31/19	27.69	0.27	(1.75)	(1.48)	(0.21)	(1.18)	(1.39)
8/31/18	25.42	0.16	3.18	3.34	(0.12)	(0.95)	(1.07)
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/22 through 2/28/23†	$27.51	$0.14	$1.67	$1.81	$(0.26)	$(1.66)	$(1.92)
8/31/22	32.34	0.18	(2.86)	(2.68)	(0.12)	(2.03)	(2.15)
8/31/21	21.06	0.15	11.27	11.42	(0.14)	—	(0.14)
8/31/20	23.42	0.20	(1.94)	(1.74)	(0.28)	(0.34)	(0.62)
8/31/19	27.74	0.23	(3.12)	(2.89)	(0.12)	(1.31)	(1.43)
8/31/18	24.96	0.21	3.75	3.96	(0.20)	(0.98)	(1.18)
Investor Class
9/1/22 through 2/28/23†	$26.12	$0.10	$1.59	$1.69	$(0.19)	$(1.66)	$(1.85)
8/31/22	30.81	0.10	(2.72)	(2.62)	(0.04)	(2.03)	(2.07)
8/31/21	20.07	0.07	10.75	10.82	(0.08)	—	(0.08)
8/31/20	22.33	0.15	(1.85)	(1.70)	(0.22)	(0.34)	(0.56)
8/31/19	26.53	0.16	(2.99)	(2.83)	(0.06)	(1.31)	(1.37)
8/31/18	23.92	0.14	3.59	3.73	(0.14)	(0.98)	(1.12)
WPG Partners Select Small Cap Value Fund
Institutional Class
9/1/22 through 2/28/23†	$9.40	$0.05	$1.51	$1.56	$—	$(0.02)	$(0.02)
12/29/21** through 8/31/22	10.00	(0.01)	(0.59)	(0.60)	—	—	—
WPG Partners Small Cap Value Diversified Fund
Institutional Class
9/1/22 through 2/28/23†	$19.92	$0.13	$1.85	$1.98	$(0.09)	$(3.02)	$(3.11)
8/31/22	19.33	0.09	0.80	0.89	(0.07)	(0.23)	(0.30)
8/31/21	11.96	0.07	7.39	7.46	(0.09)	—	(0.09)
8/31/20	13.19	0.09	(1.26)	(1.17)	(0.06)	—	(0.06)
8/31/19	17.52	0.06	(3.36)	(3.30)	(0.05)	(0.98)	(1.03)
8/31/18	16.13	0.04	2.50	2.54	(0.06)	(1.09)	(1.15)

†	unaudited.
*	Calculated based on average shares outstanding for the period.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

70  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$30.68	8.19%	$1,167,429	0.80%[3]	N/A	0.84%[3]	1.30%[3]	23%[4]
30.78	(3.76)	1,200,629	0.80	N/A	0.86	1.00	29
33.77	39.91	1,653,698	0.80	N/A	0.83	0.86	33
24.53	0.84	1,053,301	0.80	N/A	0.84	1.46	37
24.97	(4.65)	1,561,229	0.80	N/A	0.82	1.34	33
27.86	13.70	1,853,976	0.80	N/A	0.80	0.83	33

$30.51	8.06%	$234,889	1.05%[3]	N/A	1.09%[3]	1.05%[3]	23%[4]
30.58	(4.00)	230,437	1.05	N/A	1.11	0.75	29
33.56	39.57	279,306	1.05	N/A	1.08	0.61	33
24.39	0.59	220,927	1.05	N/A	1.09	1.21	37
24.82	(4.90)	320,962	1.05	N/A	1.07	1.09	33
27.69	13.44	510,737	1.05	N/A	1.05	0.58	33

$27.40	7.06%	$644,862	0.99%[3]	N/A	1.04%[3]	1.05%[3]	39%[4]
27.51	(8.88)	688,375	0.99	N/A	1.02	0.61	24
32.34	54.40	776,442	0.99	N/A	1.01	0.52	33
21.06	(7.88)	503,349	1.07	N/A	1.09	0.94	46
23.42	(9.92)	421,429	1.10	N/A	1.16	0.97	29
27.74	16.25	476,179	1.10	N/A	1.14	0.78	40

$25.96	6.90%	$85,605	1.24%[3]	N/A	1.29%[3]	0.80%[3]	39%[4]
26.12	(9.11)	82,898	1.24	N/A	1.27	0.36	24
30.81	54.01	104,282	1.24	N/A	1.26	0.27	33
20.07	(8.07)	77,032	1.32	N/A	1.34	0.69	46
22.33	(10.20)	122,703	1.35	N/A	1.41	0.72	29
26.53	15.94	144,315	1.35	N/A	1.39	0.53	40

$10.94	16.67%	$87,371	1.10%[3]	N/A	1.19%[3]	0.93%[3]	56%[4]
9.40	(6.00)	17,845	1.10 [3]	N/A	2.93 [3]	(0.22)[3]	70 [4]

$18.79	11.17%	$32,942	1.10%[3]	N/A	1.32%[3]	1.41%[3]	42%[4]
19.92	4.59	32,264	1.10	N/A	1.26	0.44	92
19.33	62.66	27,602	1.10	N/A	1.28	0.40	114
11.96	(8.92)	19,150	1.10	N/A	1.31	0.74	123
13.19	(18.85)	22,273	1.10	N/A	1.23	0.40	79
17.52	16.16	32,436	1.09	N/A	1.11	0.23	80

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  71

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Global Sustainability Fund
Institutional Class
9/1/22 through 2/28/23†	$8.62	$0.03	$1.18	$1.21	$(0.14)	$—	$(0.14)
12/29/21** through 8/31/22	10.00	0.11	(1.49)	(1.38)	—	—	—
Boston Partners Global Equity Fund
Institutional Class
9/1/22 through 2/28/23†	$18.69	$0.10	$2.46	$2.56	$(0.30)	$—	$(0.30)
8/31/22	20.74	0.39	(2.08)	(1.69)	(0.36)	—	(0.36)
8/31/21	15.15	0.25	5.69	5.94	(0.35)	—	(0.35)
8/31/20	15.91	0.15	(0.67)	(0.52)	(0.24)	—	(0.24)
8/31/19	18.73	0.25	(1.79)	(1.54)	(0.18)	(1.10)	(1.28)
8/31/18	17.39	0.16	1.56	1.72	(0.12)	(0.26)	(0.38)
Boston Partners Emerging Markets Fund
Institutional Class
9/1/22 through 2/28/23†	$8.61	$0.05	$0.17	$0.22	$(0.27)	$—	$(0.27)
8/31/22	11.78	0.19	(2.75)	(2.56)	(0.46)	(0.15)	(0.61)
8/31/21	9.79	0.13	1.94	2.07	(0.08)	—	(0.08)
8/31/20	9.18	0.21	0.89	1.10	(0.49)	—	(0.49)
8/31/19	9.13	0.13	(0.08)	0.05	—	—	—
10/17/17** through 8/31/18	10.00	0.05	(0.86)	(0.81)	(0.06)	—	(0.06)
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/22 through 2/28/23†	$14.73	$ — ^	$1.58	$1.58	$—	$(1.77)	$(1.77)
8/31/22	14.21	(0.13)	1.29	1.16	—	(0.64)	(0.64)
8/31/21	15.15	(0.12)	3.69	3.57	—	(4.51)	(4.51)
8/31/20	17.74	(0.14)	(0.70)	(0.84)	—	(1.75)	(1.75)
8/31/19	20.51	(0.18)	(1.06)	(1.24)	—	(1.53)	(1.53)
8/31/18	20.96	(0.35)	0.07	(0.28)	—	(0.17)	(0.17)
Investor Class
9/1/22 through 2/28/23†	$12.54	$(0.02)	$1.34	$1.32	$—	$(1.77)	$(1.77)
8/31/22	12.22	(0.14)	1.10	0.96	—	(0.64)	(0.64)
8/31/21	13.64	(0.14)	3.23	3.09	—	(4.51)	(4.51)
8/31/20	16.17	(0.16)	(0.62)	(0.78)	—	(1.75)	(1.75)
8/31/19	18.88	(0.20)	(0.98)	(1.18)	—	(1.53)	(1.53)
8/31/18	19.36	(0.38)	0.07	(0.31)	—	(0.17)	(0.17)

†	Unaudited.
*	Calculated based on average shares outstanding.
**	Commencement of operations.
^	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

72  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$9.69	14.06%	$23,167	0.90%[3]	N/A	1.59%[3]	0.75%[3]	40%[4]
8.62	(13.80)	22,640	0.90 [3]	N/A	1.73 [3]	1.75 [3]	55 [4]

$20.95	13.76%	$197,955	0.95%[3]	N/A	1.12%[3]	1.04%[3]	26%[4]
18.69	(8.27)	171,407	0.95	N/A	1.13	1.94	59
20.74	39.66	183,433	0.95	N/A	1.04	1.38	88
15.15	(3.40)	177,470	0.95	N/A	1.22	0.96	118
15.91	(7.92)	683,649	0.95	N/A	1.03	1.55	97
18.73	9.93	666,271	0.95	N/A	1.03	0.88	80

$8.56	2.65%	$21,577	1.00%[3]	N/A	1.78%[3]	1.18%[3]	86%[4]
8.61	(22.55)	21,504	1.00	N/A	1.74	1.94	143
11.78	21.15	23.729	1.00	N/A	1.56	1.16	123
9.79	12.05	16,508	1.06	N/A	2.39	2.29	177
9.18	0.55	9,468	1.07	N/A	2.89	1.41	155
9.13	(8.11)	8,296	1.10 [3]	N/A	2.95 [3]	0.58 [3]	146 [4]

$14.54	11.25%	$56,871	2.01%[3]	1.96%[3]	2.65%[3]	(0.01%)[3]	22%[4]
14.73	8.35	54,733	2.55	1.96	3.18	(0.87)	40
14.21	29.08	49,551	2.60	1.97	3.14	(0.91)	31
15.15	(5.78)	68,780	2.57	2.25	2.74	(0.81)	46
17.74	(6.05)	227,834	2.67	2.45	2.68	(0.94)	64
20.51	(1.38)	651,325	3.01	2.37	3.01	(1.62)	58

$12.09	11.13%	$12,652	2.26%[3]	2.21%[3]	2.90%[3]	(0.26%)[3]	22%[4]
12.54	8.07	11,720	2.80	2.21	3.43	(1.12)	40
12.22	28.71	11.571	2.85	2.22	3.39	(1.16)	31
13.64	(5.99)	14,484	2.82	2.50	2.99	(1.06)	46
16.17	(6.27)	28,156	2.92	2.70	2.93	(1.19)	64
18.88	(1.65)	54,167	3.26	2.62	3.26	(1.87)	58

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2023  |  73

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Long/Short Research Fund
Institutional Class
9/1/22 through 2/28/23†	$15.98	$0.07	$0.74	$0.81	$(0.22)	$(2.72)	$(2.94)
8/31/22	16.82	(0.02)	1.18	1.16	—	(2.00)	(2.00)
8/31/21	13.31	(0.10)	3.61	3.51	—	—	—
8/31/20	15.15	(0.00)	(1.48)	(1.48)	(0.21)	(0.15)	(0.36)
8/31/19	16.64	0.09	(0.79)	(0.70)	(0.01)	(0.78)	(0.79)
8/31/18	16.27	(0.03)	0.40	0.37	—	—	—
Investor Class
9/1/22 through 2/28/23†	$15.48	$0.05	$0.72	$0.77	$(0.18)	$(2.72)	$(2.90)
8/31/22	16.39	(0.05)	1.14	1.09	—	(2.00)	(2.00)
8/31/21	13.01	(0.13)	3.51	3.38	—	—	—
8/31/20	14.81	(0.04)	(1.44)	(1.48)	(0.17)	(0.15)	(0.32)
8/31/19	16.31	0.06	(0.78)	(0.72)	—	(0.78)	(0.78)
8/31/18	15.99	(0.08)	0.40	0.32	—	—	—
Boston Partners Global Long/Short Fund
Institutional Class
9/1/22 through 2/28/23†	$13.65	$0.05	$0.91	$0.96	$(0.32)	$—	$(0.32)
8/31/22	12.18	0.05	1.42	1.47	—	—	—
8/31/21	9.72	(0.01)	2.48	2.47	(0.01)	—	(0.01)
8/31/20	10.74	0.01	(0.89)	(0.88)	(0.14)	—	(0.14)
8/31/19	11.52	0.07	(0.65)	(0.58)	—	(0.20)	(0.20)
8/31/18	11.34	(0.01)	0.19	0.18	—	—	—
Investor Class
9/1/22 through 2/28/23†	$13.43	$0.03	$0.89	$0.92	$(0.30)	$—	$(0.30)
8/31/22	12.01	0.01	1.41	1.42	—	—	—
8/31/21	9.61	(0.03)	2.43	2.40	—	—	—
8/31/20	10.61	(0.02)	(0.88)	(0.90)	(0.10)	—	(0.10)
8/31/19	11.40	0.05	(0.84)	(0.79)	—	—	—
8/31/18	11.25	(0.04)	0.19	0.15	—	—	—
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class
9/1/22 through 2/28/23†	$10.23	$0.01	$(0.17)	$(0.16)	$(2.01)	$—	$(2.01)
8/31/22	11.44	0.07	(1.27)	(1.20)	(0.01)	—	(0.01)
8/31/21	11.23	(0.02)	1.17	1.15	(0.94)	—	(0.94)
8/31/20	10.45	0.19	0.82	1.01	(0.23)	—	(0.23)
8/31/19	10.49	0.04	(0.03)	0.01	—	(0.05)	(0.05)
8/31/18	12.12	(0.05)	(0.87)	(0.92)	(0.26)	(0.45)	(0.71)

†	unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (concluded)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$13.85	4.88%	$746,339	1.80%[3]	1.39%[3]	1.80%[3]	0.95%[3]	29%[4]
15.98	7.17	801,913	1.95	1.40	1.95	(0.10)	85
16.82	26.37	808,565	2.15	1.40	2.15	(0.66)	61
13.31	(10.13)	1,082,963	2.21	1.37	2.21	(0.01)	66
15.15	(4.05)	3,212,731	2.15	1.38	2.15	0.62	60
16.64	2.27	6,636,897	2.09	1.34	2.09	(0.19)	60

$13.35	4.80%	$10,365	2.05%[3]	1.64%[3]	2.05%[3]	0.70%[3]	29%[4]
15.48	6.91	11,989	2.20	1.65	2.20	(0.35)	85
16.39	25.98	10,220	2.40	1.65	2.40	(0.91)	61
13.01	(10.32)	24,436	2.46	1.62	2.46	(0.26)	66
14.81	(4.27)	54,570	2.40	1.63	2.40	0.37	60
16.31	2.00	118,905	2.34	1.59	2.34	(0.44)	60

$14.29	7.01%	$159,095	2.39%[3]	1.79%[3]	2.39%[3]	0.70%[3]	75%[4]
13.65	12.07	115,079	2.56	1.81	2.56	0.34	161
12.18	25.39	102,691	2.29	1.83	2.29	(0.07)	102
9.72	(8.30)	130,857	2.46	1.75	2.46	0.07	125
10.74	(5.00)	611,254	2.47	1.65	2.47	0.69	99
11.52	1.59	913,237	2.34	1.65	2.34	(0.11)	85

$14.05	6.88%	$8,263	2.64%[3]	2.04%[3]	2.64%[3]	0.45%[3]	75%[4]
13.43	11.82	6,159	2.81	2.06	2.81	0.09	161
12.01	24.97	4,960	2.54	2.08	2.54	(0.32)	102
9.61	(8.55)	6,308	2.71	2.00	2.71	(0.18)	125
10.61	(5.14)	14,610	2.72	1.90	2.72	0.44	99
11.40	1.33	23,987	2.59	1.90	2.59	(0.36)	85

$8.06	(1.84%)	$55,447	1.40%[3]	1.40%[3]	1.72%[3]	0.24%[3]	68%[4]
10.23	(10.52)	60,616	1.42	1.40	1.73	0.63	136
11.44	10.38	61,430	1.75	1.40	2.00	(0.14)	125
11.23	9.75	60,176	1.66	1.49	2.19	1.81	219
10.45	0.18	58,424	1.96	1.96	2.44	0.43	186
10.49	(8.11)	58,245	2.00	2.00	2.37	(0.47)	222

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 28, 2023

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”), WPG Partners Small Cap Value Diversified Fund (formerly known as WPG Partners Small/Micro Cap Value Fund) (“WPG Small Cap Value Diversified Fund”), Boston Partners Global Sustainability Fund (“BP Global Sustainability Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) and Boston Partners Emerging Markets Dynamic Equity Fund (“BP Emerging Markets Dynamic Equity Fund”), (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, the Funds (other than the WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, BP Global Equity Fund, BP Emerging Markets Fund and BP Emerging Markets Dynamic Equity Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, BP Emerging Markets Fund and BP Emerging Markets Dynamic Equity Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of BP Small Cap Value Fund II and BP All-Cap Value Fund is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund, BP Global/Long Short Fund, BP Emerging Markets Fund, and BP Emerging Markets Dynamic Equity Fund is to seek long-term capital growth. The investment objective of WPG Select Small Cap Value Fund and BP Global Sustainability Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small Cap Value Diversified Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be

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February 28, 2023

received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

FUND	TYPE OF SECURITY	UNREALIZED APPRECIATION/ (DEPRECIATION) AS OF 2/28/2023	VALUATION TECHNIQUES	UNOBSERVABLE INPUT	UNOBSERVABLE INPUT VALUES (USD)	IMPACT TO VALUATION FROM AN INCREASE TO INPUT
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	314,150	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	140,169	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

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February 28, 2023

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The BP Emerging Markets Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund, and BP Emerging Markets Dynamic Equity Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The BP All-Cap Value Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, and BP Global Equity Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

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February 28, 2023

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Global Sustainability Fund, the BP Emerging Markets Fund and the BP Emerging Markets Dynamic Equity Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

LIBOR DISCONTINUATION RISK — The terms of many financial instruments in which the Funds may invest or other transactions to which the Funds may be a party may be tied to the London Interbank Offered Rate, or “LIBOR.” LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. LIBOR may be a significant factor in determining the Funds’ payment obligations under a derivative investment, the cost of financing to the Funds or an investment’s value or return to the Funds, and may be used in other ways that affect the Funds’ investment performance. In July 2017, the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Funds. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Although the Funds are working to minimize its exposure to risks associated with the expected discontinuation of LIBOR, all of the aforementioned risks may adversely affect the Funds’ performance or NAV.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

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February 28, 2023

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Funds’ performance and the value of Funds’ investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

SUSTAINABLE INVESTMENT RISK — The sustainability criterion required for investment by the BP Global Sustainability Fund may cause the Fund to not invest in certain industries or issuers. As a result, the BP Global Sustainability Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the BP Global Sustainability Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the BP Global Sustainability Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the BP Global Sustainability Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP All-Cap Value Fund	$—	$3,272,778
BP Long/Short Equity Fund	22,696	167,224
BP Long/Short Research Fund	—	506,201
BP Global Long/Short Fund	—	1,251,653

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February 28, 2023

SHORT SALES — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Dynamic Equity Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Dynamic Equity Fund had net income/(charges) of $93,527, $2,331,264, $894,336 and $4,718, respectively, on borrowed securities. Such amounts are included in prime broker interest income on the Statements of Operations.

As of the end of the reporting period, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund had securities sold short valued at $12,222,692, $221,295,552, $66,443,616 and $79,454, respectively, for which securities of $27,998,776, $241,201,816, $47,418,565 and $18,777,944 and deposits of $11,558,479, $231,051,366, $66,093,165 and $74,636, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
181	EUR 6,592	1.76%	142	AUD 442,791	3.45%
181	USD 1,933,059	4.16%	77	CAD 3,528,238	4.79%
			54	CHF 137,715	1.01%
			162	DKK 355,656	1.92%
			120	EUR 772,116	2.32%
			158	GBP 696,598	3.79%
			106	HKD 1,605,592	2.42%
			42	JPY 75,991,897	0.37%
			104	MXN 551,886	10.87%
			52	SEK 372,096	2.98%
			139	THB 66,202,272	1.56%
			54	USD 2,263,881	3.36%
			64	ZAR 1,444,827	7.53%

BP GLOBAL LONG/SHORT FUND			BP EMERGING MARKETS DYNAMIC EQUITY FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
84	AUD 154,289	3.50%	51	GBP 23,010	2.21%
51	EUR 7,239	1.45%	60	HKD 116,969	2.55%
78	HKD 79,578	2.22%	62	USD 346,446	3.60%
165	JPY 26,908,744	0.41%
31	SEK 272,460	2.12%
51	USD 464,185	4.25%

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund incurred interest expense during the current fiscal period on such borrowings, in the amount of $40,513, $78,684, $4,141 and $2,290 respectively.

CONTRACTS FOR DIFFERENCE — The BP Emerging Markets Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. As of the end of the reporting period, BP Emerging Markets Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund had cash deposits for CFDs of $190,000, $1,321,258, $510,000 and $2,238,224, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, BP Global Long/Short Fund, BP Emerging Markets Dynamic Equity Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Emerging Markets Fund	$1,464,007	$—
BP Long/Short Equity Fund	—	871,197
BP Long/Short Research Fund	2,874,802	123,923,120
BP Global Long/Short Fund	6,827,501	12,257,186
BP Emerging Markets Dynamic Equity Fund	23,371,378	38,043,758

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Fund
Goldman Sachs	$11,746	$11,746	$—	$—	$233,126	$11,746	$190,000	$31,380
Total	$11,746	$11,746	$—	$—	$233,126	$11,746	$190,000	$31,380
BP Long/Short Research Fund
Goldman Sachs	$358,931	$358,931	$—	$—	$917,812	$358,931	$558,881	$—
Morgan Stanley	2,890,024	2,890,024	—	—	4,594,502	2,890,024	711,258	1,293,220
Total	$3,248,955	$3,248,955	$—	$—	$5,512,314	$3,248,955	$1,270,139	$1,293,220
BP Global Long/Short Fund
HSBC	$—	$—	$—	$—	$2,819	$—	$—	$2,819
Goldman Sachs	558,623	558,623	—	—	903,870	558,623	345,247	—
Morgan Stanley	349,942	349,942	—	—	361,487	349,942	—	194,332
Total	$908,565	$908,565	$—	$—	$1,268,176	$908,565	$345,247	$197,151
BP Emerging Markets Dynamic Equity Fund
Bank of America	$13,042	$13,042	$—	$—	$19,625	$13,042	$6,583	$—
Goldman Sachs	1,943,046	1,943,046	—	—	2,165,455	1,943,046	222,409	—
HSBC	49,758	47,694	—	2,064	47,694	47,694	—	—
JPMorgan	—	—	—	—	84,286	—	—	84,286
Morgan Stanley	923,414	776,958	—	146,456	776,958	776,958	—	—
Total	$2,929,260	$2,780,740	$—	$148,520	$3,094,018	$2,780,740	$228,992	$84,286

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2023 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Small Cap Value Fund II	0.85	0.99	1.24
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A
BP Global Sustainability Fund	0.80	0.90	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Emerging Markets Fund	0.75	1.00	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP Global Long/Short Fund	1.50	2.00	2.25
BP Emerging Markets Dynamic Equity Fund	1.25	1.40	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS*	RECOUPMENTS	NET ADVISORY FEES
BP All-Cap Value Fund	$4,916,594	$(307,215)	$—	$4,609,379
BP Small Cap Value Fund II	3,138,693	(173,374)	—	2,965,319
WPG Select Small Cap Value Fund	296,063	(34,888)	2,982	264,157
WPG Small Cap Value Diversified Fund	122,401	(33,030)	—	89,371
BP Global Sustainability Fund	85,479	(73,069)	—	12,410
BP Global Equity Fund	816,764	(158,009)	—	658,755
BP Emerging Markets Fund	76,812	(79,870)	—	(3,058)
BP Long/Short Equity Fund	759,836	(215,854)	—	543,982
BP Long/Short Research Fund	4,975,910	—	—	4,975,910
BP Global Long/Short Fund	1,112,781	—	—	1,112,781
BP Emerging Markets Dynamic Equity Fund	363,392	(91,019)	—	272,373

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

	EXPIRATION
FUND	August 31, 2023	August 31, 2024	August 31, 2025	August 31, 2026	TOTAL
BP All-Cap Value Fund	$446,940	$479,510	$1,054,852	$307,215	$2,288,517
BP Small Cap Value Fund II	89,204	139,323	274,029	173,374	675,930
WPG Select Small Cap Value Fund	—	—	109,573	34,888	144,461
WPG Small Cap Value Diversified Fund	31,925	43,934	49,003	33,030	157,892
BP Global Sustainability Fund	—	—	125,165	73,069	198,234
BP Global Equity Fund	812,624	140,758	327,392	158,009	1,438,783
BP Emerging Markets Fund	139,751	123,547	170,692	79,870	513,860
BP Long/Short Equity Fund	241,392	366,046	404,556	215,854	1,227,848
BP Emerging Markets Dynamic Equity Fund	208,806	168,395	194,970	91,019	663,190

*	Includes Acquired fund fees and expenses. Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company and served as President of the Company until August 2022. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$320,555,841	$429,892,203
BP Small Cap Value Fund II	285,108,482	390,627,531
WPG Select Small Cap Value Fund	81,551,306	34,204,616
WPG Small Cap Value Diversified Fund	12,614,274	15,631,619
BP Global Sustainability Fund	8,285,475	10,018,949
BP Global Equity Fund	49,981,249	45,514,647
BP Emerging Markets Fund	15,763,852	17,157,076
BP Long/Short Equity Fund	14,381,674	14,087,992
BP Long/Short Research Fund	214,513,846	307,323,146
BP Global Long/Short Fund	123,494,776	98,402,134
BP Emerging Markets Dynamic Equity Fund	25,808,321	35,309,546

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and WPG Small Cap Value Diversified Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6. RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Portfolio of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

7. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$1,051,594,229	$515,605,400	$(17,151,073)	$498,454,327
BP Small Cap Value Fund II	763,526,124	217,031,499	(52,186,201)	164,845,298
WPG Select Small Cap Value Fund	19,262,101	497,699	(1,758,614)	(1,260,915)
WPG Small Cap Value Diversified Fund	35,207,952	5,178,621	(2,738,066)	2,440,555
BP Global Sustainability Fund	25,343,269	709,747	(3,378,798)	(2,669,051)
BP Global Equity Fund	171,300,538	32,066,880	(19,016,723)	13,050,157
BP Emerging Markets Fund	22,211,654	1,403,103	(2,661,479)	(1,258,376)
BP Long/Short Equity Fund	58,925,959	28,195,029	(2,551,387)	25,643,642
BP Long/Short Research Fund	678,310,185	210,900,306	(39,055,046)	171,845,260
BP Global Long/Short Fund	116,847,266	20,521,147	(13,290,223)	7,230,924
BP Emerging Markets Dynamic Equity Fund	45,977,773	3,439,330	(3,487,105)	(47,775)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2022 were reclassified among the following accounts. They are primarily attributable to net investment loss, deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(20,607,230)	$20,607,230
BP Small Cap Value Fund II	(4,315,026)	4,315,026
WPG Select Small Cap Value Fund	3	(3)
WPG Small Cap Value Diversified Fund	(225,362)	225,362
BP Global Sustainability Fund	16	(16)
BP Global Equity Fund	—	—
BP Emerging Markets Fund	—	—
BP Long/Short Equity Fund	7	(7)
BP Long/Short Research Fund	(8,800,702)	8,800,702
BP Global Long/Short Fund	(2,177)	2,177
BP Emerging Markets Dynamic Equity Fund	—	—

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$21,940,541	$91,006,661	$—	$—	$—	$498,454,403
BP Small Cap Value Fund II	3,467,979	38,767,754	—	(7,550,552)	—	164,845,298
WPG Select Small Cap Value Fund	111,686	—	—	—	—	(1,260,916)
WPG Small Cap Value Diversified Fund	1,862,973	2,806,614	—	—	—	2,440,501
BP Global Sustainability Fund	255,240	—	(1,163,901)	—	—	(2,670,657)
BP Global Equity Fund	2,131,969	—	(19,776,513)	—	—	12,998,390
BP Emerging Markets Fund	651,962	—	(3,679,074)	—	—	(1,259,955)
BP Long/Short Equity Fund	3,931,846	3,626,560	—	—	—	25,424,792
BP Long/Short Research Fund	58,564,394	86,589,178	—	—	—	168,138,995
BP Global Long/Short Fund	3,244,316	—	(9,158,562)	—	(530,699)	7,210,386
BP Emerging Markets Dynamic Equity Fund	7,610,542	—	(12,136,889)	—	—	(48,607)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2022 was as follows:

	2022			2021
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$42,230,699	$61,493,948	$103,724,647	$9,805,102	$11,863,033	$21,668,135
BP Small Cap Value Fund II	17,060,225	42,632,065	59,692,290	3,711,285	—	3,711,285
WPG Select Small Cap Value Fund	—	—	—
WPG Small Cap Value Diversified Fund	417,759	—	417,759	144,307	—	144,307
BP Global Sustainability Fund	—	—	—
BP Global Equity Fund	3,282,335	—	3,282,335	2,917,436	—	2,917,436
BP Emerging Markets Fund	926,742	303,862	1,230,604	129,801	—	129,801
BP Long/Short Equity Fund	—	2,791,078	2,791,078	—	23,768,795	23,768,795
BP Long/Short Research Fund	—	87,734,542	87,734,542	—	—	—
BP Global Long/Short Fund	—	—	—	79,283	—	79,283
BP Emerging Markets Dynamic Equity Fund	36,249	—	36,249	5,338,757	—	5,338,757

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022.

Semi-Annual Report 2023  |  87

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

For the fiscal year ended August 31, 2022, the Funds deferred to September 1, 2022, the following qualified late-year losses.

FUND	LATE-YEAR ORDINARY LOSS DEFERRAL	POST-OCTOBER CAPITAL LOSS DEFERRAL
BP All-Cap Value Fund	$—	$—
BP Small Cap Value Fund II	—	7,550,552
WPG Select Small Cap Value Fund	—	—
WPG Small Cap Value Diversified Fund	—	—
BP Global Sustainability Fund	—	—
BP Global Equity Fund	—	—
BP Emerging Markets Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP Global Long/Short Fund	—	—
BP Emerging Markets Dynamic Equity Fund	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the fiscal year, the BP Global Equity Fund had utilized $9,128,785, and BP Global Long/Short Fund had utilized $13,718,886 of carry forward capital losses.

As of August 31, 2022, the BP Global Sustainability Fund had short-term post-enactment capital losses of $1,163,901. The BP Global Equity Fund had short-term post-enactment capital losses of $19,776,513. The BP Emerging Markets Fund had short-term post-enactment capital losses of $3,679,074. The BP Global Long/Short Fund had short-term post-enactment capital losses of $9,158,562. The BP Emerging Markets Dynamic Equity Fund had short-term post-enactment capital losses of $11,790,527 and long-term post-enactment capital losses of $346,362. The capital losses can be carried forward for an unlimited period.

8. SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$153,060,251	$156,413,081	$115,194
BP Small Cap Value Fund II	235,995,842	243,204,773	151,662
WPG Small Cap Value Diversified Fund	10,551,262	10,825,083	10,638
BP Global Equity Fund	12,771,352	13,097,717	9,425
BP Long/Short Equity Fund	9,034,696	9,333,461	24,021

88  |  Semi-Annual Report 2023

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (concluded)

February 28, 2023

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP All-Cap Value Fund	$153,060,251	—	$153,060,251	$(153,060,251)	—	—
BP Small Cap Value Fund II	235,995,842	—	235,995,842	(235,995,842)	—	—
WPG Small Cap Value Diversified Fund	10,551,262	—	10,551,262	(10,551,262)	—	—
BP Global Equity Fund	12,771,352	—	12,771,352	(12,771,352)	—	—
BP Long/Short Equity Fund	9,034,696	—	9,034,696	(9,034,696)	—	—

1	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

9. LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. The LoC was renewed on September 13, 2022. The LoC will mature, unless renewed, on September 12, 2023. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 7.75% at February 28, 2023.

During the current fiscal period, the Funds’ LoC borrowing activity was as follows:

	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	8	$38,321,125	$54,361,000	$63,377	7.27%
BP Small Cap Value Fund II	8	1,040,250	2,624,000	1,624	7.27%
WPG Small Cap Value Diversified Fund	2	1,702,500	1,780,000	520	5.50%
BP Global Sustainability Fund	1	1,496,000	1,496,000	229	5.73%
BP Emerging Markets Fund	4	49,750	59,000	39	7.27%
BP Long/Short Research Fund	4	61,568,500	61,609,000	47,887	7.27%
BP Emerging Markets Dynamic Equity Fund	2	249,500	298,000	97	6.95%

10. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

Semi-Annual Report 2023  |  89

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)

OTHER INFORMATION

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

90  |  Semi-Annual Report 2023

INVESTMENT ADVISER
Boston Partners Global Investors, Inc. 1 Beacon Street, 30th Floor Boston, MA 02108

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201

PRINCIPAL UNDERWRITER
Quasar Distributors, LLC 111 E. Kilbourn Ave., Suite 2200 Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A. 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP One Commerce Square 2005 Market Street, Suite 700 Philadelphia, PA 19103

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

BOS-SAR23

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Semi-Annual Report

February 28, 2023
(Unaudited)

Campbell Systematic Macro Fund

Performance Data
February 28, 2023 (Unaudited)

Average annual total returns for the periods ended February 28, 2023
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION(2)
Class A Shares (without sales charge)	4.70%	30.12%	13.18%	11.00%	5.69%
Class A Shares (with sales charge)	1.00%	25.57%	11.84%	10.20%	5.32%
BarclayHedge BTOP50 Index (3)(4)	0.76%	12.06%	10.44%	6.85%	3.54%
S&P 500® Total Return Index (3)(5)	1.26%	-7.69%	12.16%	9.83%	12.26%

(1)	Not annualized.

(2)

The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Effective January 15, 2021, the outstanding Class P Shares of the Campbell Systematic Macro Fund (the “Fund”) were converted into Class A Shares of the Fund. Class A Shares of the Fund have a 3.50% maximum sales charge. Prior to February 16, 2021, the Class A Shares of the Fund had a 5.75% maximum sales charge.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class A Shares, as stated in the current prospectus dated December 31, 2022, as supplemented, is 2.16% and the Fund’s net operating expense ratio after waivers for Class A Shares is 2.00%. Campbell & Company Investment Adviser LLC (the “Adviser”). has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class A Shares to 2.00% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

1

Campbell Systematic Macro Fund

Performance Data (Continued)
February 28, 2023 (Unaudited)

Average annual total returns for the periods ended February 28, 2023
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION(2)
Class C Shares (without sales charge)	4.25%	29.09%	12.36%	10.17%	5.98%
Class C Shares (with sales charge)	3.35%	28.09%	12.36%	10.17%	5.98%
BarclayHedge BTOP50 Index (3)(4)	0.76%	12.06%	10.44%	6.85%	4.12%
S&P 500® Total Return Index (3)(5)	1.26%	-7.69%	12.16%	9.83%	11.33%

(1)	Not annualized.

(2)

Class C Shares of the Fund commenced operations on February 11, 2014 in a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class C Shares, as stated in the current prospectus dated December 31, 2022, as supplemented, is 2.91% and the Fund’s net operating expense ratio after waivers for Class C Shares is 2.75%. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class C Shares to 2.75% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of the Company. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

2

Campbell Systematic Macro Fund

Performance Data (Concluded)
February 28, 2023 (Unaudited)

Average annual total returns for the periods ended FEBRUARY 28, 2023
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION(2)
Class I Shares	4.77%	30.42%	13.46%	11.27%	5.95%
BarclayHedge BTOP50 Index (3)(4)	0.76%	12.06%	10.44%	6.85%	3.54%
S&P 500® Total Return Index (3)(5)	1.26%	-7.69%	12.16%	9.83%	12.26%

(1)	Not annualized.

(2)

The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class I Shares, as stated in the current prospectus dated December 31, 2022, as supplemented, is 1.91% and the Fund’s net operating expense ratio after waivers is for Class I Shares 1.75%. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class I Shares to 1.75% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of the Company. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

3

Campbell Systematic Macro Fund

Fund Expense Example

February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Returns for the Fund
Actual
Class A Shares	$ 1,000.00	$ 1,047.00	$ 10.15	2.00%	4.70%
Class C Shares	1,000.00	1,042.50	13.93	2.75%	4.25%
Class I Shares	1,000.00	1,047.70	8.89	1.75%	4.77%
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.88	$ 9.99	2.00%	N/A
Class C Shares	1,000.00	1,011.16	13.71	2.75%	N/A
Class I Shares	1,000.00	1,016.12	8.75	1.75%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2022 to February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values on the first line in the table is based on the actual six-month total investment return for the Fund.

4

Campbell Systematic Macro Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Bills	70.3%	$539,524,260
MONEY MARKET DEPOSIT ACCOUNT:
U.S. Bank Money Market Deposit Account	12.4	95,017,267
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	17.3	132,687,334
NET ASSETS	100.0%	$767,228,861

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

February 28, 2023 (Unaudited)

	Coupon*	Maturity Date	PAR (000’s)	Value
SHORT-TERM INVESTMENTS — 70.3%
U.S. TREASURY OBLIGATIONS — 70.3%
United States Treasury Bill	3.40%	03/09/23	$100,000	$99,900,500
United States Treasury Bill	4.11%	04/13/23	110,000	109,414,137
United States Treasury Bill	4.55%	05/04/23	115,000	114,055,160
United States Treasury Bill	4.67%	06/15/23	75,000	73,964,678
United States Treasury Bill	4.83%	07/06/23	25,000	24,581,885
United States Treasury Bill	4.76%	07/13/23	50,000	49,119,113
United States Treasury Bill	4.89%	08/10/23	70,000	68,488,787
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $539,804,568)				539,524,260

			Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT — 12.4%
U.S. Bank Money Market Deposit Account, 4.25%(a)			95,017	95,017,267
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $95,017,267)				95,017,267

TOTAL SHORT-TERM INVESTMENTS
(Cost $634,821,835)				634,541,527

TOTAL INVESTMENTS — 82.7%
(Cost $634,821,835)				634,541,527

OTHER ASSETS IN EXCESS OF LIABILITIES — 17.3%				132,687,334
NET ASSETS — 100.0%				$767,228,861

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Futures contracts outstanding as of February 28, 2023 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Australian 10-Year Bond	Mar-23	606	$47,979,341	$(80,501)
CAC40 10 Euro	Mar-23	174	13,392,543	(294)
Canadian 10-Year Bond	Jun-23	304	27,064,800	44,771
Coffee	May-23	271	18,932,738	891,982
Cotton No.2	May-23	125	5,251,875	(23,594)
DAX Index	Mar-23	114	46,440,425	(68,537)
Euro Stoxx 50	Mar-23	665	29,872,072	30,851
FTSE Taiwan Index	Mar-23	170	9,188,500	(61,540)
FTSE/JSE TOP 40	Mar-23	184	7,184,065	(216,871)
FTSE/MIB Index	Mar-23	99	14,403,142	317,681
Gasoline RBOB	Apr-23	184	20,417,376	155,144
Hang Seng Index	Mar-23	156	19,617,754	(510,868)
IBEX 35 Index	Mar-23	140	13,937,955	190,849
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-23	5	5,385,406	(683)
Kansas City Hard Red Winter Wheat	May-23	454	18,449,425	(1,467,346)
Live Cattle	Apr-23	161	10,656,590	77,756
London Metals Exchange Aluminum	Mar-23	1,003	58,603,535	(2,991,960)
London Metals Exchange Aluminum	Jun-23	296	17,641,600	(73,402)
London Metals Exchange Copper	Mar-23	1,550	347,161,250	17,334,419
London Metals Exchange Copper	Jun-23	477	106,883,775	1,329,104
London Metals Exchange Zinc	Mar-23	822	61,927,425	66,028
London Metals Exchange Zinc	Jun-23	224	16,791,600	(430,875)
Long Gilt	Jun-23	128	15,390,300	(173,807)
Nasdaq 100 E-Mini	Mar-23	65	15,693,925	(39,606)
Nikkei 225 (Osaka Securities Exchange)	Mar-23	139	28,043,994	4,908
S&P/TSX 60 Index	Mar-23	108	19,258,747	(91,245)
SGX Nifty 50	Mar-23	232	8,073,136	(281,063)
Soybean Meal	May-23	922	43,066,620	(583,744)
Soybean Oil	May-23	463	16,679,112	(336,108)
SPI 200 Index	Mar-23	273	33,057,230	(457,278)
Sugar No. 11 (World)	May-23	875	19,668,600	414,109
Topix Index	Mar-23	70	10,256,693	103,896
				$13,072,176

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Mar-24	1,481	$(376,554,961)	$1,983,116
90-Day Bank Bill	Mar-24	455	(302,922,026)	277,884
Australian 3-Year Bond	Mar-23	246	(17,668,760)	22,291
Bank Acceptance	Jun-24	208	(36,428,582)	39,321
Brent Crude	Jun-23	101	(8,365,830)	(155,714)
Cattle Feeder Futures	Apr-23	58	(5,657,175)	(115,887)
Cocoa	May-23	1,039	(28,977,710)	(1,720,268)
Copper	May-23	245	(25,048,187)	57,545
Corn	May-23	29	(913,862)	18,162
DJIA Mini E-CBOT	Mar-23	3	(490,230)	2,488
Euro-Bobl	Mar-23	1,190	(144,972,447)	807,345
Euro-BTP	Mar-23	122	(14,541,414)	80,823
Euro-Bund	Mar-23	729	(102,481,770)	844,845
Euro-BUXL 30-Year Bond Futures	Mar-23	84	(11,930,319)	631,079
Euro-Oat	Mar-23	197	(26,608,388)	520,077
Euro-Schatz	Mar-23	1,970	(218,743,032)	1,194,157
FTSE 100 Index	Mar-23	178	(16,832,022)	45,724
FTSE China A50 Index	Mar-23	223	(2,974,820)	64,587
Gold 100 Oz	Apr-23	359	(65,937,530)	(61,117)
Hang Seng China Enterprises Index	Mar-23	36	(1,512,804)	75,879
ICE Three Month SONIA Index Futures	Mar-24	487	(139,666,300)	1,064,637
iShares MSCI EAFE ETF	Mar-23	29	(2,967,570)	(70,687)
London Metals Exchange Aluminum	Mar-23	1,003	(58,603,535)	1,918,837
London Metals Exchange Aluminum	Jun-23	772	(46,011,200)	2,590,134
London Metals Exchange Copper	Mar-23	1,550	(347,161,250)	(13,052,278)
London Metals Exchange Copper	Jun-23	341	(76,409,575)	239,337
London Metals Exchange Zinc	Mar-23	822	(61,927,425)	2,615,987
London Metals Exchange Zinc	Jun-23	127	(9,520,237)	257,874
Low Sulphur Gasoil G Futures	Apr-23	20	(1,650,000)	(26,459)
MSCI Emerging Markets Index	Mar-23	65	(3,129,425)	64,501
MSCI Singapore Exchange ETS	Mar-23	164	(3,571,404)	45,788
Natural Gas	Apr-23	124	(3,406,280)	(127,130)
NY Harbor Ultra-Low Sulfur Diesel	Apr-23	25	(2,945,880)	(65,433)
OMX Stockholm 30 Index	Mar-23	857	(18,240,313)	33,902
Palladium	Jun-23	24	(3,410,160)	206,021
Platinum	Apr-23	146	(6,975,150)	64,574
Russell 2000 E-Mini	Mar-23	96	(9,115,680)	78,012
S&P 500 E-Mini	Mar-23	292	(58,042,300)	189,518
S&P Mid 400 E-Mini	Mar-23	20	(5,206,400)	70,696
Silver	May-23	226	(23,810,230)	303,402
Soybean	May-23	33	(2,440,350)	11,838
Three-Month SOFR	Jun-24	1,433	(342,075,012)	65,512
U.S. Treasury 2-Year Notes	Jun-23	1,548	(315,368,718)	825,883
U.S. Treasury 5-Year Notes	Jun-23	270	(28,904,766)	132,170
U.S. Treasury 10-Year Notes	Jun-23	1,320	(147,386,250)	397,323
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-23	60	(7,513,125)	(29,982)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-23	47	(6,347,938)	60,857
Wheat	May-23	748	(26,385,700)	2,044,204

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude	Apr-23	350	$(26,967,500)	$(324,687)
				$4,196,688
Total Futures Contracts				$17,268,864

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2023 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2023 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,017,950,000	USD	702,001,342	Mar 15 2023	UBS	$(16,628,610)
BRL	513,850,000	USD	98,354,736	Mar 15 2023	UBS	(515,251)
CAD	1,300,400,000	USD	966,449,540	Mar 15 2023	UBS	(13,309,649)
CHF	102,300,000	USD	111,510,610	Mar 15 2023	UBS	(2,707,910)
CLP	49,560,000,000	USD	58,845,561	Mar 15 2023	UBS	917,720
CNH	566,100,000	USD	81,915,345	Mar 15 2023	UBS	(378,180)
COP	279,360,000,000	USD	57,524,090	Mar 15 2023	UBS	(217,834)
CZK	2,210,000,000	USD	98,911,442	Mar 15 2023	UBS	477,566
EUR	735,450,000	USD	787,698,417	Mar 15 2023	UBS	(9,078,872)
GBP	390,300,000	USD	474,395,978	Mar 15 2023	UBS	(4,793,983)
HUF	36,906,000,000	USD	97,107,185	Mar 16 2023	UBS	5,467,155
IDR	739,375,000,000	USD	48,655,308	Mar 15 2023	UBS	(197,951)
INR	8,129,000,000	USD	98,204,454	Mar 15 2023	UBS	41,907
JPY	43,665,000,000	USD	331,436,786	Mar 15 2023	UBS	(10,040,279)
KRW	127,755,000,000	USD	101,599,897	Mar 15 2023	UBS	(4,997,651)
MXN	2,775,000,000	USD	142,777,229	Mar 15 2023	UBS	8,442,730
NOK	1,958,550,000	USD	196,439,069	Mar 15 2023	UBS	(7,687,818)
NZD	936,900,000	USD	594,912,628	Mar 15 2023	UBS	(15,628,591)
PHP	6,121,500,000	USD	109,058,283	Mar 15 2023	UBS	1,365,311
PLN	486,825,000	USD	108,526,112	Mar 15 2023	UBS	790,856
SEK	784,950,000	USD	75,755,109	Mar 15 2023	UBS	(709,113)
SGD	179,469,000	USD	134,291,053	Mar 15 2023	UBS	(1,146,362)
TWD	1,121,850,000	USD	37,184,640	Mar 15 2023	UBS	(303,833)
USD	888,965,504	AUD	1,297,750,000	Mar 15 2023	UBS	15,207,006
USD	90,086,709	BRL	478,500,000	Mar 15 2023	UBS	(1,021,968)
USD	1,165,005,075	CAD	1,572,400,000	Mar 15 2023	UBS	12,500,334
USD	151,818,093	CHF	140,100,000	Mar 15 2023	UBS	2,812,636
USD	35,456,400	CLP	30,420,000,000	Mar 15 2023	UBS	(1,226,388)
USD	99,221,538	CNH	684,400,000	Mar 15 2023	UBS	645,253
USD	88,758,968	COP	420,030,000,000	Mar 15 2023	UBS	2,596,502
USD	64,611,695	CZK	1,458,000,000	Mar 15 2023	UBS	(958,066)
USD	668,917,493	EUR	622,750,000	Mar 15 2023	UBS	9,613,228
USD	367,731,322	GBP	302,300,000	Mar 15 2023	UBS	4,009,357
USD	60,475,465	HUF	22,713,000,000	Mar 16 2023	UBS	(2,651,695)
USD	102,085,398	IDR	1,585,500,000,000	Mar 15 2023	UBS	(1,825,527)
USD	99,771,344	INR	8,240,000,000	Mar 15 2023	UBS	183,447
USD	330,995,583	JPY	43,638,000,000	Mar 15 2023	UBS	9,797,809
USD	70,318,511	KRW	90,585,000,000	Mar 15 2023	UBS	1,822,449
USD	90,923,652	MXN	1,757,700,000	Mar 15 2023	UBS	(4,859,888)
USD	334,266,709	NOK	3,290,400,000	Mar 15 2023	UBS	17,161,139
USD	531,844,288	NZD	840,000,000	Mar 15 2023	UBS	12,473,393
USD	104,499,961	PHP	5,758,500,000	Mar 15 2023	UBS	624,396
USD	129,199,144	PLN	570,675,000	Mar 15 2023	UBS	1,053,588
USD	65,357,437	SEK	673,650,000	Mar 15 2023	UBS	952,398
USD	148,217,267	SGD	198,390,000	Mar 15 2023	UBS	1,035,440
USD	106,623,273	TWD	3,200,400,000	Mar 15 2023	UBS	1,410,158
USD	217,579,258	ZAR	3,785,600,000	Mar 15 2023	UBS	11,726,593

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2023 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
ZAR	3,504,800,000	USD	200,745,173	Mar 15 2023	UBS	$(10,161,798)
Total Forward Foreign Currency Contracts						$12,081,154

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwan New Dollar
HUF	Hungarian Forint	UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

February 28, 2023 (Unaudited)

ASSETS
Investments, at value (cost $634,821,835)	$634,541,527
Deposits with brokers:
Futures contracts	61,556,989
Forward foreign currency contracts	41,254,702
Unrealized appreciation on forward foreign currency contracts	123,128,371
Unrealized appreciation on futures contracts	40,907,828
Receivable for capital shares sold	3,585,817
Interest receivable	301,696
Prepaid expenses and other assets	117,313
Total assets	905,394,243
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	111,047,217
Unrealized depreciation on futures contracts	23,638,964
Due to Broker	2,155,079
Payable for:
Advisory fees	873,609
Capital shares redeemed	359,924
Other accrued expenses and liabilities	90,589
Total liabilities	138,165,382
Net assets	$767,228,861
NET ASSETS CONSIST OF:
Par value	$78,179
Paid-in capital	799,506,573
Total distributable earnings/(loss)	(32,355,891)
Net assets	$767,228,861
CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$67,597,450
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,959,932
Net asset value, offering and redemption price per share	$9.71
Maximum offering price per share (100/96.5 of $9.71)	$10.06

Class C Shares:
Net assets applicable to Class C Shares	$19,413,951
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,139,676
Net asset value, offering and redemption price per share	$9.07

Class I Shares:
Net assets applicable to Class I Shares	$680,217,460
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	69,079,055
Net asset value, offering and redemption price per share	$9.85

The accompanying notes are an integral part of the consolidated financial statements.
12

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Period Ended February 28, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$11,422,812
Total investment income	11,422,812
EXPENSES
Advisory fees (Note 2)	6,101,147
Transfer agent fees (Note 2)	443,837
Administration and accounting fees (Note 2)	93,641
Distribution fees - Class A Shares	87,718
Distribution fees - Class C Shares	91,071
Registration and filing fees	48,583
Director fees	29,544
Audit and tax service fees	27,424
Legal fees	26,493
Printing and shareholder reporting fees	22,392
Officer fees	18,490
Custodian fees (Note 2)	15,922
Other expenses	9,193
Total expenses before waivers and/or reimbursements	7,015,455
Less: waivers and reimbursements (Note 2)	(326,295)
Net expenses after waivers and/or reimbursements	6,689,160
Net investment income/(loss)	4,733,652
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(3,839)
Futures contracts	8,000,809
Foreign currency transactions	(2,530,538)
Forward foreign currency contracts	8,669,811
Net change in unrealized appreciation/(depreciation) on:
Investments	268,724
Futures contracts	14,059,747
Foreign currency translations	498,338
Forward foreign currency contracts	(3,357,552)
Net realized and unrealized gain/(loss) on investments	25,605,500
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,339,152

The accompanying notes are an integral part of the consolidated financial statements.
13

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$4,733,652	$(2,792,104)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	14,136,243	50,437,598
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translation and forward foreign currency contracts	11,469,257	19,222,601
Net increase/(decrease) in net assets resulting from operations	30,339,152	66,868,095

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(100,796,916)	(10,151,201)
Net decrease in net assets from dividends and distributions to shareholders	(100,796,916)	(10,151,201)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	23,897,772	53,370,788
Reinvestment of distributions	9,286,917	840,478
Shares redeemed	(24,358,627)	(6,522,289)
Total from Class A Shares	8,826,062	47,688,977
Class C Shares
Proceeds from shares sold	5,492,758	5,670,775
Proceeds from reinvestment of distributions	2,388,732	635,536
Shares redeemed	(2,307,725)	(1,834,074)
Total from Class C Shares	5,573,765	4,472,237
Class I Shares
Proceeds from shares sold	384,929,778	494,892,554
Proceeds from reinvestment of distributions	85,541,786	8,403,372
Shares redeemed	(283,458,884)	(116,914,962)
Total from Class I Shares	187,012,680	386,380,964
Net increase/(decrease) in net assets from capital share transactions	201,412,507	438,542,178
Total increase/(decrease) in net assets	130,954,743	495,259,072

The accompanying notes are an integral part of the consolidated financial statements.
14

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Period Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
Net Assets:
Beginning of period	$636,274,118	$141,015,046
End of period	$767,228,861	$636,274,118

SHARE TRANSACTIONS:
Class A Shares
Shares sold	2,346,267	5,296,683
Shares reinvested	979,633	103,635
Shares redeemed	(2,523,256)	(683,187)
Total from Class A Shares	802,644	4,717,131
Class C Shares
Shares sold	556,223	604,995
Shares reinvested	269,001	82,860
Shares redeemed	(247,756)	(208,784)
Total from Class C Shares	577,468	479,071
Class I Shares
Shares sold	37,552,288	48,866,179
Shares reinvested	8,901,331	1,026,053
Shares redeemed	(28,890,666)	(11,782,155)
Total from Class I Shares	17,562,953	38,110,077
Net increase/(decrease) in shares outstanding	18,943,065	43,306,279

The accompanying notes are an integral part of the consolidated financial statements.
15

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Period Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018	For the Year Ended Sept. 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.65		$8.76	$7.55	$9.81		$9.49	$9.36	$10.13
Net investment income/(loss)(3)	0.05		(0.11)	(0.16)	(0.07)		— (4)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (5)	0.40		2.57	1.37	(0.76)		1.45	0.16	(0.73)
Net increase/(decrease) in net assets resulting from operations	0.45		2.46	1.21	(0.83)		1.45	0.13	(0.77)
Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.48)	—	(0.79)		(1.13)	—	—
Net realized capital gain	(1.19)		(0.09)	—	(0.64)		—	—	—
Total dividends and distributions to shareholders	(1.39)		(0.57)	—	(1.43)		(1.13)	—	—
Net asset value, end of period	$9.71		$10.65	$8.76	$7.55		$9.81	$9.49	$9.36
Total investment return (6)	4.70	%(7)	30.09%	16.03%	(8.86	)%(7)	17.73%	1.39%	(7.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,597		$65,549	$12,613	$10,365		$12,895	$14,744	$24,092
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (10)	2.00	%(8)	2.00%	2.03%	2.15	%(8)	2.12%	1.58%	1.15%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (9)(11)	2.09	%(8)	2.16%	2.36%	2.51	%(8)	2.54%	1.96%	1.33%
Ratio of net investment income/(loss) to average net assets	1.08	%(8)	(1.32)%	(1.93)%	(0.93	)%(8)	(0.03)%	(0.32)%	(0.45)%
Portfolio turnover rate (12)	0	%(7)	0%	0%	0	%(7)	15%	122%	0%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(6)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(7)	Not annualized
(8)	Annualized
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

The accompanying notes are an integral part of the consolidated financial statements.
16

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

(10) Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.00%	2.12%	2.07%	1.58%	1.15%
(11) Ratio of gross expenses to average net assets excluding interest expense(9)	2.09%	2.16%	2.33%	2.48%	2.49%	1.96%	1.33%

(12)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
17

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Period Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018	For the Year Ended Sept. 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.02		$8.38	$7.28	$9.51		$9.20	$9.15	$9.98
Net investment income/(loss)(3)	0.02		(0.20)	(0.21)	(0.12)		(0.07)	(0.10)	(0.11)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.37		2.45	1.31	(0.74)		1.42	0.15	(0.72)
Net increase/(decrease) in net assets resulting from operations	0.39		2.25	1.10	(0.86)		1.35	0.05	(0.83)
Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.52)	—	(0.73)		(1.04)	—	—
Net realized capital gain	(1.19)		(0.09)	—	(0.64)		—	—	—
Total dividends and distributions to shareholders	(1.34)		(0.61)	—	(1.37)		(1.04)	—	—
Net asset value, end of period	$9.07		$10.02	$8.38	$7.28		$9.51	$9.20	$9.15
Total investment return (5)	4.25	%(6)	29.13%	15.11%	(9.49	)%(6)	16.88%	0.55%	(8.32)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,414		$15,654	$9,079	$9,087		$13,237	$15,676	$22,792
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	2.75	%(7)	2.75%	2.78%	2.88	%(7)	2.87%	2.35%	1.90%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	2.84	%(7)	2.91%	3.11%	3.27	%(7)	3.29%	2.74%	2.08%
Ratio of net investment income/(loss) to average net assets	0.33	%(7)	(2.07)%	(2.67)%	(1.65	)%(7)	(0.78)%	(1.05)%	(1.19)%
Portfolio turnover rate (11)	0	%(6)	0%	0%	0	%(6)	15%	122%	0%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.75%	2.85%	2.82%	2.35%	1.90%

The accompanying notes are an integral part of the consolidated financial statements.
18

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

(10) Ratio of gross expenses to average net assets excluding interest expense(8)	2.84%	2.91%	3.08%	3.24%	3.24%	2.74%	2.08%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
19

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Period Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018	For the Year Ended Sept. 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.77		$8.90	$7.65	$9.93		$9.59	$9.44	$10.20
Net investment income/(loss)(3)	0.07		(0.09)	(0.14)	(0.07)		0.02	(0.01)	(0.02)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.42		2.59	1.39	(0.77)		1.48	0.16	(0.74)
Net increase/(decrease) in net assets resulting from operations	0.49		2.50	1.25	(0.84)		1.50	0.15	(0.76)
Dividends and distributions to shareholders from:
Net investment income	(0.22)		(0.54)	—	(0.80)		(1.16)	—	—
Net realized capital gain	(1.19)		(0.09)	—	(0.64)		—	—	—
Total dividends and distributions to shareholders	(1.41)		(0.63)	—	(1.44)		(1.16)	—	—
Net asset value, end of period	$9.85		$10.77	$8.90	$7.65		$9.93	$9.59	$9.44
Total investment return (5)	4.77	%(6)	30.35%	16.34%	(8.75	)%(6)	18.17%	1.59%	(7.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$680,217		$555,072	$119,324	$115,431		$51,067	$89,456	$279,212
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	1.75	%(7)	1.75%	1.78%	1.88	%(7)	1.84%	1.30%	0.90%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	1.84	%(7)	1.91%	2.11%	2.24	%(7)	2.28%	1.64%	1.07%
Ratio of net investment income/(loss) to average net assets	1.33	%(7)	(1.07)%	(1.68)%	(0.91	)%(7)	0.23%	(0.10)%	(0.20)%
Portfolio turnover rate (11)	0	%(6)	0%	0%	0	%(6)	15%	122%	0%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.75%	1.85%	1.80%	1.30%	0.90%

The accompanying notes are an integral part of the consolidated financial statements.
20

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

(10) Ratio of gross expenses to average net assets excluding interest expense(8)	1.84%	1.91%	2.08%	2.21%	2.24%	1.64%	1.07%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
21

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements

February 28, 2023 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A, Class C and Class I shares. Class A and Class I shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014.

Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company.

The Company has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Effective January 15, 2021 (the “Conversion Date”), the outstanding Class P shares of the Fund were converted into Class A shares of the Fund (the “Class Conversion”). The Class Conversion was completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses. All Class P shares of the Fund were converted into Class A shares as of the Conversion Date.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — Campbell & Company Investment Adviser LLC’s (the “Adviser”) Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund

22

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $44,166,581, which represented 5.76% of the Fund’s net assets.

PORTFOLIO VALUATION — The NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$634,541,527	$634,541,527	$—	$—
Commodity Contracts
Futures Contracts	30,596,457	30,596,457	—	—
Equity Contracts
Futures Contracts	1,319,280	1,319,280	—	—
Interest Rate Contracts
Futures Contracts	8,992,091	8,992,091	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	123,128,371	—	123,128,371	—
Total Assets	$798,577,726	$675,449,355	$123,128,371	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(21,556,002)	$(21,556,002)	$—	$—
Equity Contracts
Futures Contracts	(1,797,989)	(1,797,989)	—	—
Interest Rate Contracts
Futures Contracts	(284,973)	(284,973)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(111,047,217)	—	(111,047,217)	—
Total Liabilities	$(134,686,181)	$(23,638,964)	$(111,047,217)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

24

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$30,596,457	$1,319,280	$8,992,091	$—	$40,907,828
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	123,128,371	123,128,371
Total Value - Assets		$30,596,457	$1,319,280	$8,992,091	$123,128,371	$164,036,199

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(21,556,002)	$(1,797,989)	$(284,973)	$—	$(23,638,964)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(111,047,217)	(111,047,217)
Total Value - Liabilities		$(21,556,002)	$(1,797,989)	$(284,973)	$(111,047,217)	$(134,686,181)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

25

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(20,058,971)	$3,387,111	$24,672,669	$—	$8,000,809
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	8,669,811	8,669,811
Total Realized Gain/(Loss)		$(20,058,971)	$3,387,111	$24,672,669	$8,669,811	$16,670,620

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	$6,768,417	$(175,416)	$7,466,746	$—	$14,059,747
Forward Contracts	Net change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	—	—	—	(3,357,552)	(3,357,552)
Total Change in Unrealized Appreciation/(Depreciation)		$6,768,417	$(175,416)	$7,466,746	$(3,357,552)	$10,702,195

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts- Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
$1,069,757,853	$(2,295,518,083)	$(8,981,841,982)	$8,989,388,558

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

26

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$123,128,371	$(111,047,217)	$—	$12,081,154	$111,047,217	$(111,047,217)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

27

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual

28

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Coronavirus (COVID-19) Pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

29

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

Ukraine-Russia Conflict Risk — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

Prior to May 29, 2020, Equinox Institutional Asset Management, LP (“Equinox”) served as adviser to the Predecessor Fund and Campbell served as a sub-adviser to the Predecessor Fund. Equinox was entitled to an advisory fee from the Predecessor Fund at the same rate payable to Campbell as Adviser to the Fund. Equinox, not the Predecessor Fund, paid a sub-advisory fee to Campbell.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2023.

	Expense Cap
Advisory Fee	Class A*	Class C	Class I
1.64%	2.00%	2.75%	1.75%

*

Effective January 15, 2021, the outstanding Class P Shares of the Fund were converted into Class A Shares of the Fund. Prior to that date, the Adviser had contractually agreed maintain an Expense Cap for Class P Shares of the Fund of 2.00%.

Prior to May 29, 2020, Equinox and Campbell had contractually agreed to reduce their advisory fees and/or reimburse certain expenses of the Predecessor Fund, to ensure that the Predecessor Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) acquired fund fees and expenses, and (v) brokerage commissions, did not exceed, on an annual basis, 2.14% with respect to Class A shares, 2.89% with respect to Class C shares, and 1.89% with respect to Class I shares of the Predecessor Fund’s average daily net assets.

30

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed by the Adviser were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$6,101,147	$(326,295)	$5,774,852

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2023	August 31, 2024	August 31, 2025	August 31, 2026	Total
$74,409	$438,636	$392,091	$326,295	$839,340

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

31

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2023 (Unaudited)

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$575,071,353	$30,680,816	$(40,460,779)	$(9,779,963)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2022, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$(14,110,248)	$14,110,248

32

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2023 (Unaudited)

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Qualified Late-Year Loss Deferral	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)
$42,343,982	$30,737,246	$—	$—	$(2,861,646)	$(32,117,709)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2022 was as follows:

Ordinary Income	Long-Term Gains	Total
$8,660,018	$1,491,183	$10,151,201

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal period ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022. As of August 31, 2022, the Fund had no tax basis qualified late-year loss deferral.

6. New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

33

Campbell Systematic Macro Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

34

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CSMF-SAR23

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Semi-Annual Report

February 28, 2023
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

PERFORMANCE DATA

February 28, 2023 (Unaudited)

Free Market U.S. Equity Fund

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market U.S. Equity Fund	6.79%	-1.49%	7.59%	9.94%	8.78%(2)
Russell 2500® Index	4.40%	-5.42%	7.67%	9.96%	8.52%
Composite Index(3)	3.34%	-5.16%	7.52%	9.97%	7.82%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2022, is 0.80% (included in the ratio is 0.24% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $20.76 per share on February 28, 2023.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

1

FREE MARKET FUNDS

PERFORMANCE DATA (Continued)

February 28, 2023 (Unaudited)

Free Market International Equity Fund

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market International Equity Fund	11.32%	-3.65%	1.02%	4.61%	3.11%(2)
MSCI World (excluding U.S.) Index	11.41%	-3.75%	2.99%	4.77%	2.20%
Composite Index(3)	8.37%	-6.77%	0.94%	4.28%	2.27%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2022, is 0.88% (included in the ratio is 0.32% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.39 per share on February 28, 2023.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

2

FREE MARKET FUNDS

PERFORMANCE DATA (CONCLUDED)

February 28, 2023 (Unaudited)

Free Market Fixed Income Fund

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market Fixed Income Fund	-0.46%	-4.58%	0.39%	0.34%	1.09%(2)
FTSE World Government Bond Index 1-5 Years	-0.62%	-3.39%	0.80%	0.98%	1.65%
Composite Index(3)	-0.55%	-4.22%	0.89%	0.87%	1.71%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(2)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2022, is 0.68% (included in the ratio is 0.12% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.66 per share on February 28, 2023.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

3

FREE MARKET FUNDS

Fund Expense Examples

February 28, 2023 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical EXAMPLES for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the Portfolio
Actual
Free Market U.S. Equity Fund	$ 1,000.00	$ 1,067.90	$ 2.87	0.56%	6.79%
Free Market International Equity Fund	1,000.00	1,113.20	2.99	0.57%	11.32%
Free Market Fixed Income Fund	1,000.00	995.40	2.77	0.56%	-0.46%
Hypothetical (5% return before expenses)
Free Market U.S. Equity Fund	$ 1,000.00	$ 1,022.02	$ 2.81	0.56%	N/A
Free Market International Equity Fund	1,000.00	1021.97	2.86	0.57%	N/A
Free Market Fixed Income Fund	1,000.00	1,022.02	2.81	0.56%	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2022 through February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Each Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for each Fund for the period September 1, 2022 through February 28, 2023, The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

FUNDS	RANGE OF WEIGHTED EXPENSE RATIO
Free Market U.S. Equity Fund	0.00% - 0.08%
Free Market International Equity Fund	0.00% - 0.17%
Free Market Fixed Income Fund	0.00% - 0.04%

4

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.9%
iShares Core S&P 500 ETF	648,555	$258,105,433
iShares MSCI USA Value Factor ETF	3,233,565	303,082,048
U.S. Large Cap Value Portfolio III (a)	19,432,293	540,412,073
U.S. Large Cap Value Series (b)	2,825,615	192,311,388
U.S. Large Company Portfolio (a)	9,702,781	263,042,394
U.S. Micro Cap Portfolio (c)	21,636,778	535,726,633
U.S. Small Cap Portfolio (c)	12,801,214	535,218,738
U.S. Small Cap Value Portfolio (c)	21,005,399	888,108,274
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,309,407,656)		3,516,006,981

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 4.52%*	2,719,774	2,719,774
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,719,774)		2,719,774
TOTAL INVESTMENTS — 100.0%
(Cost $2,312,127,430)		3,518,726,755
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,209,223
NET ASSETS — 100.0%		$3,519,935,978

Portfolio Holdings Summary Table

	% of Net Assets	Value
Domestic Equity Funds	99.9%	$3,516,006,981
Short-Term Investments	0.1%	2,719,774
Other Assets In Excess Of Liabilities	0.0%	1,209,223
NET ASSETS	100.0%	$3,519,935,978

*	Seven-day yield as of February 28, 2023.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

5

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares/ Beneficial Interest	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Canadian Small Company Series (a)	2,108,704	$34,083,995
DFA International Small Cap Value Portfolio (b)	54,895,567	1,098,460,291
DFA International Value Portfolio III (c)	26,202,260	428,668,966
DFA International Value Series (a)	13,331,142	395,268,373
Emerging Markets Small Cap Portfolio (b)	6,323,659	131,532,099
Emerging Markets Value Portfolio, Class Institutional (b)	4,850,967	130,588,026
iShares Core MSCI EAFE ETF	2,070,385	134,637,137
iShares Core MSCI Emerging Markets ETF	2,909,255	137,753,224
iShares MSCI EAFE Small-Cap ETF	3,966,023	234,867,882
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,459,809,340)		2,725,859,993

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 4.52%*	3,322,935	3,322,935
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,322,935)		3,322,935
TOTAL INVESTMENTS — 100.0%
(Cost $2,463,132,275)		2,729,182,928
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		743,627
NET ASSETS — 100.0%		$2,729,926,555

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.9%	$2,725,859,993
Short-Term Investments	0.1%	3,322,935
Other Assets In Excess of Liabilities	0.0%	743,627
NET ASSETS	100.0%	$2,729,926,555

*	Seven-day yield as of February 28, 2023.
(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	A portfolio of Dimensional Investment Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

6

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA One-Year Fixed Income Portfolio (a)	38,781,096	$390,525,637
DFA Two-Year Global Fixed Income Portfolio (a)	70,543,440	673,689,855
iShares 1-3 Year Treasury Bond ETF	1,318,454	106,781,589
iShares 3-7 Year Treasury Bond ETF	1,404,212	160,782,274
iShares Core International Aggregate Bond ETF	8,411,627	403,253,398
iShares Intermediate-Term Corporate Bond ETF	3,240,530	161,605,231
iShares Short-Term Corporate Bond ETF	12,946,291	646,278,847
iShares TIPS Bond ETF	1,261,194	135,174,773
TOTAL FIXED INCOME FUNDS
(Cost $2,861,939,442)		2,678,091,604

SHORT-TERM INVESTMENTS — 0.8%
STIT-Government & Agency Portfolio, 4.52%*	21,644,024	21,644,024
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,644,024)		21,644,024
TOTAL INVESTMENTS — 100.2%
(Cost $2,883,583,466)		2,699,735,628
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,884,246)
NET ASSETS — 100.0%		$2,694,851,382

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.4%	$2,678,091,604
Short-Term Investments	0.8%	21,644,024
Liabilities In Excess Of Other Assets	(0.2)%	(4,884,246)
NET ASSETS	100.0%	$2,694,851,382

*	Seven-day yield as of February 28, 2023.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

7

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,309,407,655, $2,459,809,341 and $2,861,939,443, respectively)	$3,516,006,981	$2,725,859,994	$2,678,091,605
Short-term investments, at value (cost $2,719,774, $3,322,935 and $21,644,024, respectively)	2,719,774	3,322,935	21,644,024
Receivables for:
Capital shares sold	4,391,527	3,414,200	3,698,681
Prepaid expenses and other assets	240,982	171,226	256,032
Total assets	3,523,359,264	2,732,768,355	2,703,690,342
LIABILITIES
Payables for:
Capital shares redeemed	1,505,070	1,330,807	1,265,535
Advisory fees	1,358,472	1,050,887	1,022,843
Administration and accounting fees	259,132	198,600	211,595
Transfer agent fees	60,117	45,002	49,388
Other accrued expenses and liabilities	240,495	216,504	6,289,599
Total liabilities	3,423,286	2,841,800	8,838,960
Net assets	$3,519,935,978	$2,729,926,555	$2,694,851,382

NET ASSETS CONSIST OF:
Par value	$169,567	$262,766	$279,054
Paid-in capital	2,194,207,864	2,440,407,269	2,885,084,860
Total distributable earnings/(loss)	1,325,558,547	289,256,520	(190,512,532)
Net assets	$3,519,935,978	$2,729,926,555	$2,694,851,382

CAPITAL SHARES:
Net assets	$3,519,935,978	$2,729,926,555	$2,694,851,382
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	169,567,379	262,766,111	279,053,715
Net asset value, offering and redemption price per share	$20.76	$10.39	$9.66

8

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Statements of Operations

FOR THE Six Months ENDED February 28, 2023 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$27,455,793	$32,080,102	$36,041,064
Total investment income	27,455,793	32,080,102	36,041,064

EXPENSES
Advisory fees (Note 2)	8,205,492	6,153,672	6,580,667
Administration and accounting fees (Note 2)	362,071	276,530	322,399
Director fees	155,388	117,045	129,809
Legal fees	125,581	92,347	102,517
Officer fees	115,756	87,603	102,873
Transfer agent fees (Note 2)	79,267	66,747	72,262
Custodian fees (Note 2)	48,480	38,703	39,511
Printing and shareholder reporting fees	41,127	36,233	37,809
Registration and filing fees	20,603	20,429	18,905
Audit and tax service fees	18,441	19,347	18,543
Other expenses	89,632	140,140	64,256
Total expenses	9,261,838	7,048,796	7,489,551
Net investment income/(loss)	18,193,955	25,031,306	28,551,513

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	2,248,435	(1,808,897)	(4,675,738)
Capital gain distributions from non-affiliated fund investments	112,189,127	2,393,907	97,941
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	90,944,951	253,884,377	(39,075,948)
Net realized and unrealized gain/(loss) on investments	205,382,513	254,469,387	(43,653,745)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$223,576,468	$279,500,693	$(15,102,232)

9

The accompanying notes are an integral part of the financial statements.

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the six months Ended February 28. 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$18,193,955	$32,200,297
Net realized gain/(loss) from investments	114,437,562	273,761,097
Net change in unrealized appreciation/(depreciation) on investments	90,944,951	(532,671,620)
Net increase/(decrease) in net assets resulting from operations	223,576,468	(226,710,226)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(220,809,118)	(160,049,321)
Net decrease in net assets from dividends and distributions to shareholders	(254,085,784)	(160,049,321)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	230,395,117	505,375,262
Reinvestment of distributions	253,858,591	159,919,251
Shares redeemed	(226,662,925)	(620,998,823)
Net increase/(decrease) in net assets from capital shares	257,590,783	44,295,690
Total increase/(decrease) in net assets	227,081,467	(342,463,857)

NET ASSETS:
Beginning of period	3,292,854,511	3,635,318,368
End of period	$3,519,935,978	$3,292,854,511

SHARES TRANSACTIONS:
Shares sold	11,055,097	22,341,943
Dividends and distributions reinvested	13,098,999	6,724,947
Shares redeemed	(10,887,252)	(26,856,120)
Net increase/(decrease) in shares outstanding	13,266,844	2,210,770

10

The accompanying notes are an integral part of the financial statements.

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the six months Ended February 28. 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$25,031,306	$79,767,694
Net realized gain/(loss) from investments	585,010	19,150,254
Net change in unrealized appreciation/(depreciation) on investments	253,884,377	(522,820,062)
Net increase/(decrease) in net assets resulting from operations	279,500,693	(423,902,114)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—	(35,219,290)
Net decrease in net assets from dividends and distributions to shareholders	(86,538,910)	(35,219,290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	210,327,926	454,919,419
Reinvestment of distributions	86,521,788	35,204,207
Shares redeemed	(155,261,687)	(317,838,272)
Net increase/(decrease) in net assets from capital shares	141,588,027	172,285,354
Total increase/(decrease) in net assets	334,549,810	(286,836,050)

NET ASSETS:
Beginning of period	2,395,376,745	2,682,212,795
End of period	$2,729,926,555	$2,395,376,745

SHARES TRANSACTIONS:
Shares sold	21,668,166	42,243,193
Dividends and distributions reinvested	8,874,030	3,107,167
Shares redeemed	(15,736,326)	(28,689,507)
Net increase/(decrease) in shares outstanding	14,805,870	16,660,853

11

The accompanying notes are an integral part of the financial statements.

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the six months Ended February 28. 2023 (Unaudited)	For the Year Ended August 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$28,551,513	$14,460,405
Net realized gain/(loss) from investments	(4,577,797)	2,217,382
Net change in unrealized appreciation/(depreciation) on investments	(39,075,948)	(207,628,479)
Net increase/(decrease) in net assets resulting from operations	(15,102,232)	(190,950,692)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—	(15,000,590)
Net decrease in net assets from dividends and distributions to shareholders	(31,271,661)	(15,000,590)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	200,229,316	561,502,718
Reinvestment of distributions	31,267,525	14,991,009
Shares redeemed	(239,435,083)	(441,988,903)
Net increase/(decrease) in net assets from capital shares	(7,938,242)	134,504,824
Total increase/(decrease) in net assets	(54,312,135)	(71,446,458)

NET ASSETS:
Beginning of period	2,749,163,517	2,820,609,975
End of period	$2,694,851,382	$2,749,163,517

SHARES TRANSACTIONS:
Shares sold	20,634,074	54,774,661
Dividends and distributions reinvested	3,251,380	1,463,991
Shares redeemed	(24,723,429)	(43,490,265)
Net increase/(decrease) in shares outstanding	(837,975)	12,748,387

12

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$21.07		$23.59	$16.06	$16.90	$20.37	$17.60
Net investment income/(loss)(1)	0.11		0.21	0.21	0.17	0.17	0.15
Net realized and unrealized gain/(loss) on investments	1.20		(1.69)	7.62	— (2)	(2.73)	3.34
Net increase/(decrease) in net assets resulting from operations	1.31		(1.48)	7.83	0.17	(2.56)	3.49
Dividends and distributions to shareholders from:
Net investment income	(0.21)		(0.41)	(0.08)	(0.16)	(0.15)	(0.20)
Net realized capital gains	(1.41)		(0.63)	(0.22)	(0.85)	(0.76)	(0.52)
Total dividends and distributions to shareholders	(1.62)		(1.04)	(0.30)	(1.01)	(0.91)	(0.72)
Net asset value, end of period	$20.76		$21.07	$23.59	$16.06	$16.90	$20.37
Total investment return/(loss)(3)	6.79	%(5)	(6.77)%	49.28%	0.32%	(12.09)%	20.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,519,936		$3,292,855	$3,635,318	$2,839,337	$2,899,018	$3,413,559
Ratio of expenses to average net assets(4)	0.56	%(6)	0.56%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income/(loss) to average net assets(4)	1.09	%(6)	0.92%	1.05%	1.05%	0.96%	0.76%
Portfolio turnover rate	2	%(5)	7%	5%	14%	7%	2%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

13

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.66		$11.60	$8.89	$9.09	$10.72	$10.97
Net investment income/(loss)(1)	0.10		0.34	0.18	0.19	0.21	0.22
Net realized and unrealized gain/(loss) on investments	0.97		(2.13)	2.84	(0.13)	(1.47)	(0.10)
Net increase/(decrease) in net assets resulting from operations	1.07		(1.79)	3.02	0.06	(1.26)	0.12
Dividends and distributions to shareholders from:
Net investment income	(0.34)		(0.15)	(0.13)	(0.14)	(0.18)	(0.26)
Net realized capital gains	—		—	(0.18)	(0.12)	(0.19)	(0.11)
Total dividends and distributions to shareholders	(0.34)		(0.15)	(0.31)	(0.26)	(0.37)	(0.37)
Net asset value, end of period	$10.39		$9.66	$11.60	$8.89	$9.09	$10.72
Total investment return/(loss)(2)	11.32	%(4)	(15.63)%	34.43%	0.30%	(11.66)%	0.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,729,927		$2,395,377	$2,682,213	$2,153,655	$2,154,908	$2,312,863
Ratio of expenses to average net assets(3)	0.57	%(5)	0.56%	0.56%	0.58%	0.58%	0.57%
Ratio of net investment income/(loss) to average net assets(3)	2.01	%(5)	3.08%	1.70%	2.13%	2.22%	1.93%
Portfolio turnover rate	1	%(4)	2%	5%	28%	4%	3%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

14

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.82		$10.56	$10.61	$10.47	$10.22	$10.36
Net investment income/(loss)(1)	0.10		0.05	0.03	0.15	0.27	0.10
Net realized and unrealized gain/(loss) on investments	(0.15)		(0.74)	— (2)	0.16	0.24	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.05)		(0.69)	0.03	0.31	0.51	(0.04)
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.05)	(0.05)	(0.17)	(0.26)	(0.09)
Net realized capital gains	—		—	(0.03)	—	— (2)	(0.01)
Return of capital	—		—	— (2)	—	—	—
Total dividends and distributions to shareholders	(0.11)		(0.05)	(0.08)	(0.17)	(0.26)	(0.10)
Net asset value, end of period	$9.66		$9.82	$10.56	$10.61	$10.47	$10.22
Total investment return/(loss)(3)	(0.46	)%(5)	(6.51)%	0.31%	2.98%	5.11%	(0.35)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,694,851		$2,749,164	$2,820,610	$2,307,909	$2,748,593	$2,867,621
Ratio of expenses to average net assets(4)	0.56	%(6)	0.56%	0.56%	0.56%	0.55%	0.55%
Ratio of net investment income/(loss) to average net assets(4)	2.14	%(6)	0.51%	0.27%	1.39%	2.62%	1.02%
Portfolio turnover rate	3	%(5)	3%	2%	46%	3%	0%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

15

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2023 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Fund or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee

16

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$3,516,006,981	$3,323,695,593	$—	$—	$192,311,388
Short-Term Investments	2,719,774	2,719,774	—	—	—
Total Investments**	$3,518,726,755	$3,326,415,367	$—	$—	$192,311,388

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY Fund

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$2,725,859,993	$2,296,507,625	$—	$—	$429,352,368
Short-Term Investments	3,322,935	3,322,935	—	—	—
Total Investments**	$2,729,182,928	$2,299,830,560	$—	$—	$429,352,368

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

FREE MARKET FIXED INCOME VI Fund

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$2,678,091,604	$2,678,091,604	$—	$—	$—
Short-Term Investments	21,644,024	21,644,024	—	—	—
Total Investments**	$2,699,735,628	$2,699,735,628	$—	$—	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure a Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$8,205,492
Free Market International Equity Fund	6,153,672
Free Market Fixed Income Fund	6,580,667

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$186,495,647	$51,831,563
Free Market International Equity Fund	109,084,608	25,000,000
Free Market Fixed Income Fund	69,143,864	78,915,444

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,161,839,023	$1,164,755,951	$(34,945,254)	1,129,810,697
Free Market International Equity Fund	2,305,194,402	197,679,142	(109,380,408)	88,298,734
Free Market Fixed Income Fund	2,894,150,687	—	(146,884,500)	(146,884,500)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2022, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$(26,171,102)	$26,171,102
Free Market International Equity Fund	—	—
Free Market Fixed Income Fund	—	—

21

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 28, 2023 (Unaudited)

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$7,863,581	$218,393,585	$—	$1,129,810,697
Free Market International Equity Fund	86,538,908	—	(78,542,905)	88,298,734
Free Market Fixed Income Fund	3,970,625	—	(1,224,764)	(146,884,500)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2022 was as follows:

	Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$62,775,363	$97,273,958	$—	$160,049,321
Free Market International Equity Fund	35,219,290	—	—	$35,219,290
Free Market Fixed Income Fund	15,000,590	—	—	$15,000,590

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Free Market International Equity Fund had $13,568,310 of short-term capital loss carryforwards and $64,974,595 of long-term capital loss carryforwards, the Free Market Fixed Income Fund had $1,224,764 of short-term capital loss carryforwards.

6.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there were no subsequent events.

22

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

23

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Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FMFI-SAR23

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2023
(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2023 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 28, 2023
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money U.S. Equity VI Portfolio	7.07%	-1.14%	7.56%	7.95%(2)
Russell 2500® Index	4.40%	-5.42%	7.67%	8.12%(4)
Composite Index(3)	3.34%	-5.16%	7.52%	8.71%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 7.80%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2022 is 0.98% (included in the ratio is 0.25% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $30.70 per share on February 28, 2023.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

2

MATSON MONEY VI PORTFOLIOS

Performance Data (Continued)

February 28, 2023 (Unaudited)

Matson Money International Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 28, 2023
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money International Equity VI Portfolio	11.12%	-3.85%	0.91%	2.77%(2)
MSCI World (excluding U.S.) Index	11.41%	-3.75%	2.99%	3.97%(4)
Composite Index(3)	8.37%	-6.77%	0.94%	3.71%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, each weighted 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 2.63%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2022 is 1.15% (included in the ratio is 0.35% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $23.91 per share on February 28, 2023.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

3

MATSON MONEY VI PORTFOLIOS

Performance Data (Concluded)

February 28, 2023 (Unaudited)

Matson Money Fixed Income VI Portfolio

Average Annual Total Returns for the Periods Ended February 28, 2023
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money Fixed Income VI Portfolio	-0.65%	-4.99%	0.15%	0.16%(2)
FTSE World Government Bond Index 1-5 Years	-0.62%	-3.39%	0.80%	0.98%(4)
Composite Index(3)	-0.55%	-4.22%	0.89%	0.96%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Capital Intermediate Government Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Aggregate Bond Index, each weighted 25%, respectively.

(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the FTSE World Government Bond Index 1-5 Years (formerly known as the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index), and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 0.15%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2022 is 0.85% (included in the ratio is 0.12% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $23.23 per share on February 28, 2023.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

4

MATSON MONEY VI PORTFOLIOS

Fund Expense ExampleS

February 28, 2023 (Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

ACTUAL EXPENSES

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2022	ENDING ACCOUNT VALUE FEBRUARY 28, 2023	EXPENSES PAID DURING PERIOD*	Annualized EXPENSE RATIO*	ACTUAL SIX- MONTH TOTAL INVESTMENT RETURN FOR THE PORTFOLIO
Actual
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,070.70	$ 3.85	0.75%	7.07%
Matson Money International Equity VI Portfolio	1,000.00	1,111.20	4.29	0.82%	11.12%
Matson Money Fixed Income VI Portfolio	1,000.00	993.50	3.76	0.76%	-0.65%

5

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples (CONCLUDED)

February 28, 2023 (Unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2022	ENDING ACCOUNT VALUE FEBRUARY 28, 2023	EXPENSES PAID DURING PERIOD*	Annualized EXPENSE RATIO*	ACTUAL SIX- MONTH TOTAL INVESTMENT RETURN FOR THE PORTFOLIO
Hypothetical (5% return before expenses)
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%	N/A
Matson Money International Equity VI Portfolio	1,000.00	1,020.73	4.11	0.82%	N/A
Matson Money Fixed Income VI Portfolio	1,000.00	1,021.03	3.81	0.76%	N/A

*

Expenses are equal to each Portfolio’s annualized six-month expense ratio for the period September 1, 2022 through February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. Fees and expenses presented for a Portfolio do not reflect any fees and expenses imposed on shares of the Portfolio purchased through variable annuity contracts, variable life insurance policies, and certain qualified pension and retirement plans, which would increase overall fees and expenses. If such fees and expenses had been included, the expenses would have been higher. Each Portfolio’s ending account value in the first section in the table is based on the actual six-month total investment return for each Portfolio for the period September 1, 2022 through February 28, 2023. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

FUNDS	RANGE OF WEIGHTED EXPENSE RATIO
Matson Money U.S. Equity VI Portfolio	0.01% - 0.06%
Matson Money International Equity VI Portfolio	0.00% - 0.12%
Matson Money Fixed Income VI Portfolio	0.00% - 0.02%

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
DOMESTIC EQUITY FUNDS — 99.1%
U.S. Large Cap Value Portfolio III (a)	267,929	$7,451,104
U.S. Large Company Portfolio (a)	147,876	4,008,930
U.S. Micro Cap Portfolio (b)	177,606	4,397,534
U.S. Small Cap Portfolio (b)	104,876	4,384,853
U.S. Small Cap Value Portfolio (b)	68,994	2,917,071
VA U.S. Large Value Portfolio (b)	36,794	1,145,029
VA U.S. Targeted Value Portfolio (b)	196,257	4,362,786
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,008,729)		28,667,307

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 4.52%*	293,382	293,382
TOTAL SHORT-TERM INVESTMENTS
(Cost $293,382)		293,382
TOTAL INVESTMENTS — 100.1%
(Cost $25,302,111)		28,960,689
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(39,802)
NET ASSETS — 100.0%		$28,920,887

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Domestic Equity Funds	99.1%	$28,667,307
Short-Term Investments	1.0%	293,382
Liabilities In Excess Of Other Assets	(0.1)%	(39,802)
NET ASSETS	100.0%	$28,920,887

*	Seven-day yield as of February 28, 2023.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
INTERNATIONAL EQUITY FUNDS — 99.2%
DFA International Small Cap Value Portfolio (a)	295,281	$5,908,573
DFA International Value Portfolio III (b)	383,286	6,270,554
Emerging Markets Small Cap Portfolio (a)	48,428	1,007,298
Emerging Markets Value Portfolio, Class Institutional (a)	37,465	1,008,550
iShares Core MSCI EAFE ETF	12,628	821,199
iShares Core MSCI Emerging Markets ETF	22,307	1,056,236
VA International Small Portfolio (a)	313,851	3,546,511
VA International Value Portfolio (a)	80,607	1,055,951
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,866,407)		20,674,872

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 4.52%*	202,550	202,550
TOTAL SHORT-TERM INVESTMENTS
(Cost $202,550)		202,550
TOTAL INVESTMENTS — 100.2%
(Cost $20,068,957)		20,877,422
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(40,877)
NET ASSETS — 100.0%		$20,836,545

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
International Equity Funds	99.2%	$20,674,872
Short-Term Investments	1.0%	202,550
Liabilities In Excess Of Other Assets	(0.2)%	(40,877)
NET ASSETS	100.0%	$20,836,545

*	Seven-day yield as of February 28, 2023.
(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
FIXED INCOME FUNDS — 98.6%
DFA One-Year Fixed Income Portfolio (a)	320,768	$3,230,135
DFA Two-Year Global Fixed Income Portfolio (a)	441,613	4,217,404
iShares 1-3 Year Treasury Bond ETF	13,923	1,127,624
iShares 3-7 Year Treasury Bond ETF	14,683	1,681,203
iShares Core International Aggregate Bond ETF	87,001	4,170,828
iShares Intermediate-Term Corporate Bond ETF	33,017	1,646,558
iShares Short-Term Corporate Bond ETF	134,392	6,708,849
iShares TIPS Bond ETF	13,103	1,404,379
VA Global Bond Portfolio (a)	291,210	2,816,005
VA Short-Term Fixed Income Portfolio (a)	57,104	569,900
TOTAL FIXED INCOME FUNDS
(Cost $29,663,154)		27,572,885

SHORT-TERM INVESTMENTS — 1.5%
STIT-Government & Agency Portfolio, 4.52%*	415,027	415,027
TOTAL SHORT-TERM INVESTMENTS
(Cost $415,027)		415,027
TOTAL INVESTMENTS — 100.1%
(Cost $30,078,181)		27,987,912
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(31,579)
NET ASSETS — 100.0%		$27,956,333

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Fixed Income Funds	98.6%	$27,572,885
Short-Term Investments	1.5%	415,027
Liabilities In Excess Of Other Assets	(0.1)%	(31,579)
NET ASSETS	100.0%	$27,956,333

*	Seven-day yield as of February 28, 2023.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments, at value (cost $25,008,730, $19,866,407 and $29,671,945, respectively)	$28,667,308	$20,674,872	$27,572,885
Short-term investments, at value (cost $293,382, $202,550 and $415,027, respectively)	293,382	202,550	415,027
Receivables for:
Investments sold	3,793	616	10,998
Prepaid expenses and other assets	1,562	481	1,533
Total assets	28,966,045	20,878,519	28,000,443

LIABILITIES
Payables for:
Audit fees	22,471	22,988	22,917
Advisory fees	11,362	8,156	10,824
Administration and accounting fees	4,305	3,667	4,393
Capital shares redeemed	947	3,156	679
Transfer agent fees	822	674	847
Other accrued expenses and liabilities	5,251	3,333	4,450
Total liabilities	45,158	41,974	44,110
Net assets	$28,920,887	$20,836,545	$27,956,333

NET ASSETS CONSIST OF:
Par Value	$942	$872	$1,203
Paid-in capital	24,117,583	20,620,255	30,249,305
Total distributable earnings/(loss)	4,802,362	215,418	(2,294,175)
Net assets	$28,920,887	$20,836,545	$27,956,333

CAPITAL SHARES:
Net assets	$28,920,887	$20,836,545	$27,956,333
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	942,022	871,613	1,203,441
Net asset value, offering and redemption price per share	$30.70	$23.91	$23.23

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2023 (Unaudited)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from non-affiliated funds	$267,232	$408,321	$392,008
Total investment income	267,232	408,321	392,008

EXPENSES:
Advisory fees (Note 2)	69,755	50,182	69,053
Audit and tax services fees	16,602	17,061	17,014
Administration and accounting fees (Note 2)	9,581	8,675	9,688
Custodian fees (Note 2)	3,049	2,625	2,261
Director fees	1,380	977	1,382
Printing and shareholder reporting fees	1,238	562	1,384
Officer fees	1,094	768	1,127
Legal fees	947	670	973
Transfer agent fees (Note 2)	443	318	443
Other expenses	1,048	946	1,074
Total expenses	105,137	82,784	104,399
Net investment income/(loss)	162,095	325,537	287,609

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	219,599	(205,953)	(69,559)
Capital gain distributions from non-affiliated fund investments	1,236,276	96,255	1,016
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	341,219	2,089,642	(399,714)
Net realized and unrealized gain/(loss) on investments	1,797,094	1,979,944	(468,257)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,959,189	$2,305,481	$(180,648)

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$162,095	$200,906
Net realized gain/(loss) from investments	1,455,875	2,750,655
Net change in unrealized appreciation/(depreciation) on investments	341,219	(4,996,942)
Net increase/(decrease) in net assets resulting from operations	1,959,189	(2,045,381)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,549,816)	(2,291,039)
Net decrease in net assets from dividends and distributions to shareholders	(2,775,746)	(2,291,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	635,339	3,769,795
Reinvestment of distributions	2,775,746	2,291,039
Shares redeemed	(1,490,569)	(5,703,434)
Net increase/(decrease) in net assets from capital shares	1,920,516	357,400
Total increase/(decrease) in net assets	1,103,959	(3,979,020)

NET ASSETS:
Beginning of period	27,816,928	31,795,948
End of period	$28,920,887	$27,816,928

SHARES TRANSACTIONS:
Shares sold	20,827	106,781
Dividends and distributions reinvested	96,851	63,871
Shares redeemed	(47,524)	(165,123)
Net increase/(decrease) in shares outstanding	70,154	5,529

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$325,537	$622,505
Net realized gain/(loss) from investments	(109,698)	372,095
Net change in unrealized appreciation/(depreciation) on investments	2,089,642	(4,576,837)
Net increase/(decrease) in net assets resulting from operations	2,305,481	(3,582,237)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(210,264)	(1,361,460)
Net decrease in net assets from dividends and distributions to shareholders	(663,764)	(1,361,460)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,331,337	2,954,287
Reinvestment of distributions	663,764	1,361,460
Shares redeemed	(1,900,453)	(3,051,625)
Net increase/(decrease) in net assets from capital shares	94,648	1,264,122
Total increase/(decrease) in net assets	1,736,365	(3,679,575)

NET ASSETS:
Beginning of period	19,100,180	22,779,755
End of period	$20,836,545	$19,100,180

SHARES TRANSACTIONS:
Shares sold	62,587	114,254
Dividends and distributions reinvested	29,553	52,183
Shares redeemed	(80,113)	(120,422)
Net increase/(decrease) in shares outstanding	12,027	46,015

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$287,609	$122,102
Net realized gain/(loss) from investments	(68,543)	(27,840)
Net change in unrealized appreciation/(depreciation) on investments	(399,714)	(2,400,845)
Net increase/(decrease) in net assets resulting from operations	(180,648)	(2,306,583)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—	(100,067)
Net decrease in net assets from dividends and distributions to shareholders	(338,690)	(100,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,485,804	2,888,692
Reinvestment of distributions	338,690	100,067
Shares redeemed	(1,647,655)	(5,386,524)
Net increase/(decrease) in net assets from capital shares	176,839	(2,397,765)
Total increase/(decrease) in net assets	(342,499)	(4,804,415)

NET ASSETS:
Beginning of period	28,298,832	33,103,247
End of period	$27,956,333	$28,298,832

SHARES TRANSACTIONS:
Shares sold	63,512	116,203
Dividends and distributions reinvested	14,630	3,969
Shares redeemed	(70,311)	(220,221)
Net increase/(decrease) in shares outstanding	7,831	(100,049)

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$31.90		$36.70	$25.62	$27.08	$33.12	$29.15
Net investment income/(loss)(1)	0.18		0.23	0.25	0.22	0.21	0.18
Net realized and unrealized gain/(loss) on investments	1.84		(2.37)	12.06	(0.04)	(4.34)	5.40
Net increase/(decrease) in net assets resulting from operations	2.02		(2.14)	12.31	0.18	(4.13)	5.58
Dividends and distributions to shareholders from:
Net investment income	(0.26)		(0.34)	(0.29)	(0.24)	(0.27)	(0.33)
Net realized capital gains	(2.96)		(2.32)	(0.94)	(1.40)	(1.64)	(1.28)
Total dividends and distributions to shareholders	(3.22)		(2.66)	(1.23)	(1.64)	(1.91)	(1.61)
Net asset value, end of period	$30.70		$31.90	$36.70	$25.62	$27.08	$33.12
Total investment return/(loss)(2)	7.07	%(4)	(6.64)%	49.31%	(0.02)%	(11.89)%	19.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,921		$27,817	$31,796	$25,070	$24,839	$26,181
Ratio of expenses to average net assets with waivers, if any(3)	0.75	%(5)	0.73%	0.74%	0.76%	0.76%	0.73%
Ratio of expenses to average net assets without waivers, if any(3)	0.75	%(5)	0.73%	0.74%	0.76%	0.76%	0.73%
Ratio of net investment income/(loss) to average net assets with waivers(3)	1.16	%(5)	0.65%	0.77%	0.86%	0.72%	0.58%
Portfolio turnover rate	4	%(4)	15%	18%	18%	17%	12%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$22.22		$28.00	$21.35	$22.27	$26.16	$26.60
Net investment income/(loss)(1)	0.36		0.73	0.37	0.42	0.43	0.47
Net realized and unrealized gain/(loss) on investments	2.06		(4.87)	6.80	(0.25)	(3.51)	(0.13)
Net increase/(decrease) in net assets resulting from operations	2.42		(4.14)	7.17	0.17	(3.08)	0.34
Dividends and distributions to shareholders from:
Net investment income	(0.50)		(0.82)	(0.35)	(0.52)	(0.39)	(0.54)
Net realized capital gains	(0.23)		(0.82)	(0.17)	(0.57)	(0.42)	(0.24)
Total dividends and distributions to shareholders	(0.73)		(1.64)	(0.52)	(1.09)	(0.81)	(0.78)
Net asset value, end of period	$23.91		$22.22	$28.00	$21.35	$22.27	$26.16
Total investment return/(loss)(2)	11.12	%(4)	(15.66)%	33.96%	0.17%	(11.62)%	1.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,837		$19,100	$22,780	$18,559	$18,228	$17,950
Ratio of expenses to average net assets with waivers, if any(3)	0.82	%(5)	0.80%	0.80%	0.83%	0.86%	0.79%
Ratio of expenses to average net assets without waivers, if any(3)	0.82	%(5)	0.80%	0.80%	0.83%	0.86%	0.79%
Ratio of net investment income/(loss) to average net assets with waivers(3)	3.24	%(5)	2.86%	1.48%	1.99%	1.82%	1.70%
Portfolio turnover rate	8	%(4)	11%	18%	26%	13%	8%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$23.67		$25.55	$25.66	$25.38	$24.74	$25.12
Net investment income/(loss)(1)	0.24		0.10	0.02	0.43	0.59	0.23
Net realized and unrealized gain/(loss) on investments	(0.39)		(1.90)	0.04	0.27	0.61	(0.36)
Net increase/(decrease) in net assets resulting from operations	(0.15)		(1.80)	0.06	0.70	1.20	(0.13)
Dividends and distributions to shareholders from:
Net investment income	(0.29)		(0.08)	(0.16)	(0.42)	(0.56)	(0.22)
Net realized capital gains	—		—	—	—	— (2)	(0.03)
Return of capital	—		—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.29)		(0.08)	(0.17)	(0.42)	(0.56)	(0.25)
Net asset value, end of period	$23.23		$23.67	$25.55	$25.66	$25.38	$24.74
Total investment return/(loss)(3)	(0.65	)%(5)	(7.08)%	0.22%	2.80%	4.98%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,956		$28,299	$33,103	$27,323	$29,546	$30,405
Ratio of expenses to average net assets with waivers, if any(4)	0.76	%(6)	0.73%	0.73%	0.74%	0.74%	0.71%
Ratio of expenses to average net assets without waivers, if any(4)	0.76	%(6)	0.73%	0.73%	0.74%	0.74%	0.71%
Ratio of net investment income/(loss) to average net assets with waivers(4)	2.08	%(6)	0.39%	0.07%	1.69%	2.39%	0.93%
Portfolio turnover rate	4	%(5)	7%	8%	46%	19%	2%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2023 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, has forty separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Fund or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$28,667,307	$23,159,492	$—	$—	$5,507,815
Short-Term Investments	293,382	293,382	—	—	—
Total Investments**	$28,960,689	$23,452,874	$—	$—	$5,507,815

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$20,674,872	$16,072,410	$—	$—	$4,602,462
Short-Term Investments	202,550	202,550	—	—	—
Total Investments**	$20,877,422	$16,274,960	$—	$—	$4,602,462

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$27,572,885	$24,186,980	$—	$—	$3,385,905
Short-Term Investments	415,027	415,027	—	—	—
Total Investments**	$27,987,912	$24,602,007	$—	$—	$3,385,905

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Portfolios invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2023.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$69,755
Matson Money International Equity VI Portfolio	50,182
Matson Money Fixed Income VI Portfolio	69,053

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2023 (Unaudited)

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$1,743,225	$1,225,713
Matson Money International Equity VI Portfolio	1,606,883	1,750,056
Matson Money Fixed Income VI Portfolio	1,328,082	1,202,215

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity Fund	$24,782,062	$4,079,158	$(993,209)	$3,085,949
Matson Money International Equity Fund	20,885,586	685,789	(2,424,682)	(1,738,893)
Matson Money Fixed Income Fund	30,139,701	37,189	(1,827,472)	(1,790,283)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

23

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2023 (Unaudited)

Permanent differences as of August 31, 2022, primarily attributed to short-term capital gain distributions, distribution reclass, and dividend reclass. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity Fund	$14,896	$2,518,074	$—	$3,085,949
Matson Money International Equity Fund	102,331	210,263	—	(1,738,893)
Matson Money Fixed Income Fund	68,675	—	(53,229)	(1,790,283)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2022 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity Fund	$290,468	$2,000,571	$—	$2,291,039
Matson Money International Equity Fund	679,887	681,573	—	1,361,460
Matson Money Fixed Income Fund	100,067	—	—	100,067

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022. The Matson Money Fixed Income Fund deferred qualified late-year losses of $53,229 which will be treated as arising on the first business day of the following fiscal year.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Funds had no unexpiring short-term or long-term losses.

6.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

24

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

February 28, 2023 (Unaudited)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there were no subsequent events.

25

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

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Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MMFI-SAR23

Semi-ANNUAL
report 2023

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

2/28/23
(UNAUDITED)

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF

Motley Fool Global Opportunities ETF (TMFG)
Motley Fool Mid-Cap Growth ETF (TMFM)
Motley Fool 100 Index ETF (TMFC)
Motley Fool Small-Cap Growth ETF (TMFS)
Motley Fool Capital Efficiency 100 Index ETF (TMFE)
Motley Fool Next Index ETF (TMFX)

Portfolio Characteristics	1
Fund Expense Examples	14
Schedules of Investments	16
Financial Statements	47
Notes to Financial Statements	65
Notice to Shareholders	79

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2023
	SIX MONTHS†	One Year	Five Years	Since Inception	Inception Date
Motley Fool Global Opportunities ETF*	0.71%	-11.64%	5.76%	7.84%	6/17/2014
FTSE Global All Cap Net Tax Index**	3.80%	-7.88%	6.06%	6.81%(1)	—
Fund Expense Ratio:(2) 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The Motley Fool Global Opportunities ETF operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Global All Cap Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. The index is comprised of approximately 9,500 securities from 49 countries and captures 98% of the world’s investable market capitalization. Fair value prices and foreign exchange as of 4 pm ET are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States. The index is unmanaged and not available for direct investments. Its performance does not reflect deductions for fees, expenses or taxes.

1

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics (CONTINUED)

(Unaudited)

The investment objective of the Motley Fool Global Opportunities ETF is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies located anywhere in the world. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns.

The following tables show the top ten holdings, sector allocations, and top ten countries in which the Fund was invested in as of February 28, 2023. Portfolio holdings are subject to change without notice.

Top Ten Holdings	% OF NET Assets
Mastercard, Inc., Class A	6.2%
Watsco, Inc.	4.5
Amazon.com, Inc.	4.4
Waste Connections, Inc.	4.2
Axon Enterprise, Inc.	4.2
International Container Terminal Services, Inc.	3.8
Yum China Holdings, Inc.	3.7
ICON PLC	3.7
Cellnex Telecom SA	3.6
MercadoLibre, Inc.	3.6
41.9%

2

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The Motley Fool Global Opportunities ETF uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Industrials	21.0%
Information Technology	19.8
Consumer Discretionary	14.8
Financials	12.6
Communication Services	11.7
Real Estate	7.8
Health Care	7.5
Consumer Staples	2.3
97.5%

Top ten Countries	% OF Net Assets
United States*	55.5%
Canada	8.6
Ireland	6.1
Philippines	3.8
China	3.7
Spain	3.6
Argentina	3.6
Taiwan	3.2
United Kingdom	3.0
India	2.9
94.0%

*	As of the date of this report, the Fund had a holding of 2.3% in the U.S. Bank Money Market Deposit Account

3

Motley Fool MID-CAP GROWTH ETF

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2023
	SIX MONTHS†	One Year	Five Years	Since Inception	Inception Date
Motley Fool Mid-Cap Growth ETF*	-0.03%	-12.17%	3.67%	6.97%	6/17/2014
Russell MidCap®* Growth Total Return Index**	5.31%	-8.31%	8.74%	9.61%(1)	—
Fund Expense Ratio:(2) 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The Motley Fool Mid-Cap Growth ETF operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

The investment objective of the Motley Fool Mid-Cap Growth ETF is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in the United States. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of the Adviser, high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Although the Motley Fool Mid-Cap Growth ETF may invest in companies with any market capitalization, the Adviser expects that investments in the securities of companies having smaller- and mid-market capitalizations will be important components of the Fund’s investment program. Investments in securities of these companies may involve greater risk than do investments in larger, more established companies. Small- and mid-cap stocks tend to be more volatile and less liquid than their large-cap counterparts.

4

Motley Fool MID-CAP GROWTH ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings, and sector allocations in which the Fund was invested in as of February 28, 2023.Portfolio holdings are subject to change without notice.

Top ten Holdings	% OF Net Assets
Axon Enterprise, Inc.	6.1%
Watsco, Inc.	5.9
Markel Corp.	5.0
SBA Communications Corp.	5.0
Brown & Brown, Inc.	4.8
ResMed, Inc.	4.6
Fastenal Co.	4.2
Paylocity Holding Corp.	4.0
Tyler Technologies, Inc.	3.9
Gentex Corp.	3.6
47.1%

The Motley Fool Mid-Cap Growth ETF uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Information Technology	24.0%
Industrials	20.6
Financials	12.5
Consumer Discretionary	11.9
Health Care	11.8
Real Estate	8.5
Materials	2.5
91.8%

5

Motley Fool 100 Index ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2023
	SIX MONTHS†	One Year	Five Years	Since Inception	Inception Date
Motley Fool 100 Index ETF	-2.90%	-15.09%	11.51%	10.75%	1/29/2018
Motley Fool 100 Index*	-2.63%	-14.66%	12.10%	11.31%(1)	—
S&P 500* Total Return Index**	1.26%	-7.69%	9.82%	8.63%(1)	—
Fund Expense Ratio:(2) 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool 100 Index (“Fool 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company included in the Fool 100 Index is incorporated and listed in the U.S. The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

6

Motley Fool 100 Index ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool 100 Index ETF was invested in as of February 28, 2023. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Apple, Inc.	13.5%
Microsoft Corp.	10.7
Alphabet, Inc., Class C	6.7
Amazon.com, Inc.	5.5
Berkshire Hathaway, Inc., Class B	3.9
Tesla, Inc.	3.7
NVIDIA Corp.	3.3
Meta Platforms, Inc., Class A	2.6
Visa, Inc., Class A	2.6
UnitedHealth Group, Inc.	2.6
55.1%

The Motley Fool 100 Index ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	42.9%
Consumer Discretionary	15.2
Communication Services	13.1
Health Care	11.5
Financials	9.1
Industrials	3.7
Consumer Staples	1.5
Real Estate	1.4
Utilities	0.8
Materials	0.6
Energy	0.2
100.0%

7

MOTLEY FOOL SMALL-CAP GROWTH ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2023
	SIX MONTHS†	One Year	THREE YEARS	Since Inception	Inception Date
Motley Fool Small-Cap Growth ETF	5.75%	-14.06%	3.98%	9.13%	10/29/2018
Russell 2000 Growth Total Return® Index*	3.06%	-7.92%	6.51%	6.58%(1)	—
Fund Expense Ratio:(2) 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Russell 2000 Growth Total Return® Index measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations.

8

MOTLEY FOOL SMALL-CAP GROWTH ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Small-Cap Growth ETF was invested in as of February 28, 2023. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Penumbra, Inc.	5.8%
Alarm.com Holdings, Inc.	4.5
Leonardo DRS, Inc.	4.2
Heska Corp.	4.1
Watsco, Inc.	4.0
Landstar System, Inc.	4.0
Howard Hughes Corp., (The)	3.9
Globus Medical, Inc., Class A	3.9
Goosehead Insurance, Inc., Class A	3.5
Gentex Corp.	3.4
41.3%

The Motley Fool Small-Cap Growth ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Health Care	25.3%
Industrials	21.9
Information Technology	13.8
Real Estate	9.4
Consumer Discretionary	7.9
Financials	7.4
Energy	2.9
Materials	1.5
90.1%

9

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2023
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool Capital Efficiency 100 Index ETF	0.47%	-11.62%	-19.90%	12/30/2021
Motley Fool Capital Efficiency 100 Index*	0.76%	-11.30%	-19.65%(1)	—
S&P 500 Total Return Index**	1.26%	-7.69%	-13.30%(1)	—
Fund Expense Ratio:(2) 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool Capital Efficiency 100 Index (“Capital Efficiency 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The Capital Efficiency 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Capital Efficiency 100 Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

10

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Capital Efficiency 100 Index ETF was invested in as of February 28, 2023. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Meta Platforms, Inc., Class A	7.2%
Apple, Inc.	5.3
Amazon.com, Inc.	5.2
Visa, Inc., Class A	5.1
Mastercard, Inc., Class A	5.0
Microsoft Corp.	4.9
Alphabet, Inc., Class C	4.8
Home Depot, Inc., (The)	4.4
UnitedHealth Group, Inc.	4.3
Johnson & Johnson	4.2
50.4%

The Motley Fool Capital Efficiency 100 Index ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	39.1%
Health Care	17.4
Consumer Discretionary	15.9
Communication Services	15.7
Industrials	5.7
Consumer Staples	4.3
Materials	1.5
Financials	0.4
100.0%

11

MOTLEY FOOL NEXT INDEX ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2023
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool Next Index ETF	1.74%	-12.71%	-20.62%	12/30/2021
Motley Fool Next Index*	1.96%	-12.33%	-20.33%(1)	—
Russell Midcap®* Growth Total Return Index**	5.31%	-8.31%	-18.73%(1)	—
Fund Expense Ratio:(2) 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool Next Index (“Next Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The Next Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Next Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

12

MOTLEY FOOL NEXT INDEX ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Next Index ETF was invested in as of February 28, 2023. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Corning, Inc.	1.9%
Nasdaq, Inc.	1.8
Trade Desk, Inc., (The) Class A	1.8
Ulta Beauty, Inc.	1.7
Gartner, Inc.	1.7
Tractor Supply Co.	1.7
Alnylam Pharmaceuticals, Inc.	1.5
McCormick & Co., Inc.	1.3
HEICO Corp.	1.3
Insulet Corp.	1.2
15.9%

The Motley Fool Next Index ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	33.8%
Consumer Discretionary	16.7
Health Care	12.5
Industrials	11.8
Financials	10.2
Communication Services	8.8
Consumer Staples	3.6
Real Estate	1.2
Materials	1.0
Energy	0.5
0.3
100.4%

13

Motley Fool Asset Management ETFs

Fund Expense Examples

FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any), including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain,etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

14

Motley Fool Asset Management ETFs

Fund Expense Examples (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period(1)	Annualized Expense Ratio	Actual Six-Month Total Investment Returns for the Funds
Motley Fool 100 Index ETF
Actual	$ 1,000.00	$ 971.00	$ 2.44	0.50%	-2.90%
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50%	N/A
Motley Fool Small-Cap Growth ETF
Actual	$ 1,000.00	$ 1,057.50	$ 4.34	0.85%	5.75%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%	N/A
Motley Fool Global Opportunities ETF
Actual	$ 1,000.00	$ 1,007.10	$ 4.23	0.85%	0.71%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%	N/A
Motley Fool Mid-Cap Growth ETF
Actual	$ 1,000.00	$ 999.70	$ 4.21	0.85%	-0.03%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%	N/A
Motley Fool Capital Efficiency 100 Index ETF
Actual	$ 1,000.00	$ 1,022.32	$ 2.51	0.50%	0.47%
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50%	N/A
Motley Fool Next Index ETF
Actual	$ 1,000.00	$ 1,000.00	$ 2.51	0.50%	1.74%
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50%	N/A

(1)

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2022 through February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value in the first section in the table is based on the actual since inception total investment return for the Fund.

15

Motley Fool global opportunities ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 97.5%
Aerospace & Defense — 4.2%
Axon Enterprise, Inc. (United States)*	85,954	$17,217,446
Banks — 6.8%
Bank of Georgia Group PLC (Georgia)	243,452	8,170,120
HDFC Bank., Ltd., ADR (India)	175,060	11,841,059
Signature Bank (United States)(a)	49,302	5,672,195
SVB Financial Group (United States)*(a)	8,076	2,326,776
		28,010,150
Capital Markets — 3.1%
Brookfield Asset Management Ltd., Class A, ADR (Canada)(a)	61,794	2,077,514
Brookfield Corp. (Canada)	247,163	8,218,170
Georgia Capital PLC (Georgia)*	258,167	2,537,077
		12,832,761
Commercial Services & Supplies — 4.2%
Waste Connections, Inc., ADR (Canada)	128,810	17,250,235
Diversified Telecommunication Services — 3.6%
Cellnex Telecom SA (Spain)	390,320	14,680,606
Entertainment — 2.5%
Universal Music Group NV (Netherlands)	440,532	10,413,972
Equity Real Estate Investment Trusts (REITs) — 6.5%
American Tower Corp. (United States)	37,440	7,413,494
Equinix, Inc. (United States)	16,625	11,442,489
SBA Communications Corp. (United States)	29,560	7,666,386
		26,522,369
Food & Staples Retailing — 2.3%
Costco Wholesale Corp. (United States)	19,171	9,282,215
Health Care Equipment & Supplies — 3.9%
Medtronic PLC, ADR (Ireland)	122,321	10,128,179
ResMed, Inc. (United States)	26,600	5,665,800
		15,793,979
Health Care Providers & Services — 0.0%
NMC Health PLC (United Arab Emirates)*(b)	485,482	8,760

The accompanying notes are an integral part of these financial statements.

16

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Hotels, Restaurants & Leisure — 6.9%
Starbucks Corp. (United States)	128,810	$13,150,213
Yum China Holdings, Inc. (China)	257,130	15,101,245
		28,251,458
Insurance — 2.7%
Aon PLC, Class A, ADR(United Kingdom)	35,842	10,897,760
Interactive Media & Services — 3.3%
Alphabet, Inc., Class C (United States)*	150,451	13,585,725
Internet & Direct Marketing Retail — 7.9%
Amazon.com, Inc. (United States)*	189,787	17,883,629
MercadoLibre, Inc. (Argentina)*	11,957	14,587,540
		32,471,169
IT Services — 7.5%
Mastercard, Inc., Class A (United States)	71,420	25,374,812
PayPal Holdings, Inc. (United States)*	73,050	5,376,480
		30,751,292
Life Sciences Tools & Services — 3.7%
ICON PLC (Ireland)*	66,500	15,004,395
Machinery — 0.5%
FANUC Corp. (Japan)	13,300	2,263,310
Media — 2.1%
Comcast Corp., Class A (United States)	195,175	7,254,655
System1 Group PLC (United Kingdom)*	535,650	1,191,965
		8,446,620
Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc. (United States)*(a)	30,408	5,304,980
Road & Rail — 1.9%
Canadian National Railway Co., ADR (Canada)	67,422	7,678,692
Semiconductors & Semiconductor Equipment — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	152,715	13,296,895

The accompanying notes are an integral part of these financial statements.

17

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software — 9.0%
Atlassian Corp., Class A (United States)*(a)	78,070	$12,829,243
Everbridge, Inc. (United States)*	94,330	3,082,704
Paycom Software, Inc. (United States)*	30,790	8,900,157
Salesforce.com, Inc. (United States)*	47,768	7,815,323
Splunk, Inc. (United States)*	43,225	4,430,563
		37,057,990
Trading Companies & Distributors — 6.4%
Fastenal Co. (United States)	152,252	7,850,113
Watsco, Inc. (United States)(a)	60,427	18,412,711
		26,262,824
Transportation Infrastructure — 3.8%
International Container Terminal Services, Inc. (Philippines)	4,306,156	15,544,173
Wireless Telecommunication Services — 0.2%
Safaricom Ltd., PLC (Kenya)	4,000,000	734,147
Total Common Stocks (Cost $246,550,999)		399,563,923

Investments Purchased with Proceeds from Securities Lending Collateral — 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%	40,518,101	40,518,101
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $40,518,101)		40,518,101

The accompanying notes are an integral part of these financial statements.

18

Motley Fool global opportunities ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Short-Term Investments — 2.3%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(c)	9,386,795	$9,386,795
Total Short-Term Investments (Cost $9,386,795)		9,386,795

Total Investments (Cost $296,455,895) — 109.7%		449,468,819
Liabilities in Excess of Other Assets — (9.7)%		(39,763,942)
NET ASSETS — 100.0%
(Applicable to 16,543,873 shares outstanding)		$409,704,877

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SP ADR — Sponsored ADR

(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $39,800,691.

(b)

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by the Adviser, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $8,760 or 0.0% of net assets.

(c)	Seven-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

19

Motley Fool mid-cap growth ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 91.7%
Aerospace & Defense — 6.1%
Axon Enterprise, Inc. (United States)*	58,763	$11,770,817
Air Freight & Logistics — 2.1%
GXO Logistics, Inc. (United States)*(a)	82,181	4,073,712
Auto Components — 6.3%
Gentex Corp. (United States)	246,545	7,038,860
LCI Industries (United States)(a)	45,572	5,140,977
		12,179,837
Automobiles — 2.8%
Thor Industries, Inc. (United States)(a)	59,624	5,425,188
Banks — 2.2%
SVB Financial Group (United States)*(a)	14,818	4,269,214
Biotechnology — 0.2%
Ultragenyx Pharmaceutical, Inc. (United States)*	9,076	403,791
Chemicals — 2.5%
Eastman Chemical Co. (United States)	57,284	4,880,597
Electronic Equipment, Instruments & Components — 2.6%
Cognex Corp. (United States)(a)	104,822	4,970,659
Equity Real Estate Investment Trusts (REITs) — 4.9%
SBA Communications Corp. (United States)	37,008	9,598,025
Health Care Equipment & Supplies — 9.0%
Cooper Companies, Inc., (The) (United States)(a)	20,460	6,689,806
Heska Corp. (United States)*(a)	22,296	1,815,563
ResMed, Inc. (United States)(a)	41,546	8,849,298
		17,354,667
Health Care Providers & Services — 2.6%
HealthEquity, Inc. (United States)*(a)	78,090	5,089,125
Insurance — 10.2%
Brown & Brown, Inc. (United States)	164,362	9,215,777
Goosehead Insurance, Inc., Class A (United States)*(a)	18,542	864,984
Markel Corp. (United States)*	7,346	9,769,152
		19,849,913

The accompanying notes are an integral part of these financial statements.

20

Motley Fool mid-cap growth ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
IT Services — 3.3%
Broadridge Financial Solutions, Inc. (United States)	45,232	$6,367,761
Real Estate Management & Development — 3.6%
Jones Lang LaSalle, Inc. (United States)*	39,898	6,960,605
Road & Rail — 2.3%
RXO, Inc. (United States)*(a)	82,181	1,690,463
XPO Logistics, Inc. (United States)*(a)	82,181	2,741,558
		4,432,021
Software — 18.1%
Alarm.com Holdings, Inc. (United States)*	112,531	5,719,951
ANSYS, Inc. (United States)*	6,594	2,002,004
Everbridge, Inc. (United States)*	31,033	1,014,158
Paycom Software, Inc. (United States)*	18,414	5,322,751
Paylocity Holding Corp. (United States)*(a)	40,509	7,802,439
Splunk, Inc. (United States)*	55,924	5,732,210
Tyler Technologies, Inc. (United States)*	23,368	7,506,970
		35,100,483
Specialty Retail — 2.8%
Tractor Supply Co. (United States)(a)	23,034	5,372,911
Trading Companies & Distributors — 10.1%
Fastenal Co. (United States)	159,016	8,198,865
Watsco, Inc. (United States)(a)	37,294	11,363,855
		19,562,720
Total Common Stocks (Cost $101,796,886)		177,662,046

Investments Purchased with Proceeds from Securities Lending Collateral — 24.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%	48,052,898	48,052,898
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $48,052,898)		48,052,898

The accompanying notes are an integral part of these financial statements.

21

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Short-Term Investments — 8.3%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(b)	15,996,949	$15,996,949
Total Short-Term Investments (Cost $15,996,949)		15,996,949

Total Investments (Cost $165,846,733) — 124.8%		241,711,893
Liabilities in Excess of Other Assets — (24.8)%		(48,029,172)
NET ASSETS — 100.0%
(Applicable to 8,542,511 shares outstanding)		$193,682,721

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $46,995,272.

(b)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

22

Motley Fool 100 Index ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 99.9%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)	1,178	$876,279
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	5,663	1,150,835
Automobiles — 3.7%
Tesla, Inc. (United States)*	69,263	14,248,092
Banks — 2.4%
JPMorgan Chase & Co. (United States)	64,749	9,281,769
Beverages — 0.3%
Monster Beverage Corp. (United States)*	11,438	1,163,931
Biotechnology — 2.4%
Amgen, Inc. (United States)	11,704	2,711,349
Biogen, Inc. (United States)*	3,166	854,377
Gilead Sciences, Inc. (United States)	27,512	2,215,541
Moderna, Inc. (United States)*(a)	8,488	1,178,219
Seagen, Inc. (United States)*	4,071	731,518
Vertex Pharmaceuticals, Inc. (United States)*	5,630	1,634,333
		9,325,337
Capital Markets — 2.6%
Charles Schwab Corp., (The) (United States)	40,820	3,180,694
CME Group, Inc. (United States)	7,813	1,448,218
Goldman Sachs Group, Inc, (The) (United States)	7,780	2,735,837
Intercontinental Exchange, Inc. (United States)	12,109	1,232,696
Moody’s Corp. (United States)	3,994	1,158,859
		9,756,304
Chemicals — 0.6%
Ecolab, Inc. (United States)	6,165	982,516
Sherwin-Williams Co., (The) (United States)	5,589	1,237,125
		2,219,641
Commercial Services & Supplies — 0.8%
Cintas Corp. (United States)	2,220	973,403
Copart, Inc. (United States)*	10,449	736,236
Waste Management, Inc. (United States)	8,969	1,343,197
		3,052,836

The accompanying notes are an integral part of these financial statements.

23

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Communications Equipment — 0.2%
Arista Networks, Inc. (United States)*	6,698	$929,013
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B (United States)*	48,424	14,778,036
Electric Utilities — 0.8%
NextEra Energy, Inc. (United States)	43,591	3,096,269
Entertainment — 2.7%
Activision Blizzard, Inc. (United States)	16,919	1,290,074
Electronic Arts, Inc. (United States)(a)	6,031	669,079
Netflix, Inc. (United States)*	9,760	3,143,989
ROBLOX Corp., Class A (United States)*(a)	13,000	476,320
Walt Disney Co., (The) (United States)*	39,999	3,984,300
Warner Bros Discovery, Inc. (United States)*(a)	53,215	831,218
		10,394,980
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp. (United States)	10,122	2,004,257
Crown Castle International Corp. (United States)	9,462	1,237,157
Digital Realty Trust, Inc. (United States)(a)	6,224	648,728
Equinix, Inc. (United States)	2,031	1,397,876
		5,288,018
Food & Staples Retailing — 1.2%
Costco Wholesale Corp. (United States)	9,739	4,715,429
Health Care Equipment & Supplies — 1.6%
Align Technology, Inc. (United States)*	1,740	538,530
Becton Dickinson and Co. (United States)	6,192	1,452,334
DexCom, Inc. (United States)*	8,520	945,805
IDEXX Laboratories, Inc. (United States)*	1,827	864,609
Intuitive Surgical, Inc. (United States)*	7,759	1,779,837
ResMed, Inc. (United States)	3,221	686,073
		6,267,188
Health Care Providers & Services — 3.9%
CVS Health Corp. (United States)	28,821	2,407,706
HCA Healthcare, Inc. (United States)	6,233	1,517,424

The accompanying notes are an integral part of these financial statements.

24

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Providers & Services (continued)
McKesson Corp. (United States)	3,119	$1,091,057
UnitedHealth Group, Inc. (United States)	20,494	9,753,914
		14,770,101
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A (United States)*	3,419	566,392
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A (United States)*	13,917	1,715,688
Booking Holdings, Inc. (United States)*	856	2,160,544
Chipotle Mexican Grill, Inc. (United States)*	610	909,559
Marriott International, Inc., Class A (United States)	6,956	1,177,233
Starbucks Corp. (United States)	25,177	2,570,320
		8,533,344
Industrial Conglomerates — 0.4%
3M Co. (United States)	12,640	1,361,834
Insurance — 0.2%
Aflac, Inc. (United States)(a)	13,710	934,337
Interactive Media & Services — 9.3%
Alphabet, Inc., Class C (United States)*	282,699	25,527,720
Meta Platforms, Inc., Class A (United States)*	57,575	10,072,171
		35,599,891
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc. (United States)*	223,765	21,085,376
eBay, Inc. (United States)	11,924	547,312
		21,632,688
IT Services — 5.9%
Block, Inc. (United States)*(a)	12,769	979,765
Cloudflare, Inc., Class A (United States)*(a)	7,203	432,252
Cognizant Technology Solutions Corp., Class A (United States)	11,390	713,356
Mastercard, Inc., Class A (United States)	21,090	7,493,066
PayPal Holdings, Inc. (United States)*	25,072	1,845,299
Snowflake, Inc., Class A (United States)*(a)	7,054	1,088,997
Visa, Inc., Class A (United States)(a)	45,216	9,944,807
		22,497,542

The accompanying notes are an integral part of these financial statements.

25

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Life Sciences Tools & Services — 0.2%
Illumina, Inc. (United States)*(a)	3,440	$685,248
Machinery — 0.2%
Cummins, Inc. (United States)	3,093	751,846
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)(a)	48,847	833,330
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. (United States)	48,688	3,357,524
Johnson & Johnson (United States)	57,349	8,789,308
		12,146,832
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	8,817	623,009
Road & Rail — 1.4%
Old Dominion Freight Line, Inc. (United States)(a)	2,429	824,063
Uber Technologies, Inc. (United States)*	42,811	1,423,894
Union Pacific Corp. (United States)	14,102	2,923,063
		5,171,020
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc. (United States)*	35,366	2,779,060
Broadcom, Inc. (United States)	9,169	5,449,045
Lam Research Corp. (United States)	2,981	1,448,796
NVIDIA Corp. (United States)	53,830	12,497,173
		22,174,074
Software — 17.8%
Adobe Systems, Inc. (United States)*	10,201	3,304,614
Autodesk, Inc. (United States)*	4,682	930,267
Cadence Design Systems, Inc. (United States)*(a)	5,958	1,149,536
Crowdstrike Holdings, Inc., Class A (United States)*	5,104	616,002
Datadog, Inc., Class A (United States)*	6,961	532,656
Fortinet, Inc. (United States)*	17,114	1,017,256
Intuit, Inc. (United States)	6,115	2,489,906
Microsoft Corp. (United States)	163,555	40,793,888
Oracle Corp. (United States)	59,083	5,163,854

The accompanying notes are an integral part of these financial statements.

26

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software (continued)
Palo Alto Networks, Inc. (United States)*(a)	6,530	$1,230,056
Roper Technologies, Inc. (United States)	2,305	991,611
Salesforce.com, Inc. (United States)*	21,605	3,534,794
ServiceNow, Inc. (United States)*(a)	4,387	1,895,930
Synopsys, Inc. (United States)*	3,308	1,203,318
VMware, Inc., Class A (United States)*	9,221	1,015,509
Workday, Inc., Class A (United States)*(a)	5,570	1,033,068
Zoom Video Communications, Inc., Class A (United States)*	6,514	485,879
Zscaler, Inc. (United States)*(a)	3,162	414,696
		67,802,840
Specialty Retail — 2.5%
Home Depot, Inc., (The) (United States)	22,355	6,629,152
Lowe’s Cos, Inc. (United States)	13,317	2,739,973
		9,369,125
Technology Hardware, Storage & Peripherals — 13.5%
Apple, Inc. (United States)	348,935	51,436,508
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B (United States)	34,322	4,077,110
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc. (United States)*	27,293	3,880,519
Total Common Stocks (Cost $306,114,379)		381,391,547
Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)*(b)	8,565	20,470
Total Rights (Cost $2,161)		20,470

Investments Purchased with Proceeds from Securities Lending Collateral — 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%	24,096,724	24,096,724
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $24,096,724)		24,096,724

The accompanying notes are an integral part of these financial statements.

27

Motley Fool 100 Index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(c)	329,012	$329,012
Total Short-Term Investments (Cost $329,012)		329,012

Total Investments (Cost $330,542,276) — 106.3%		405,837,753
Liabilities in Excess of Other Assets — (6.3)%		(23,936,587)
NET ASSETS — 100.0%
(Applicable to 11,600,000 shares outstanding)		$381,901,166

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $23,562,746.

(b)

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by the Adviser, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2023, these securities amounted to $20,470 or 0.0% of net assets.

(c)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

28

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 90.1%
Aerospace & Defense — 7.1%
Axon Enterprise, Inc. (United States)(a)*	10,387	$2,080,620
Leonardo DRS, Inc. (United States)*	225,568	2,932,384
		5,013,004
Air Freight & Logistics — 2.7%
GXO Logistics, Inc. (United States)(a)*	37,524	1,860,065
Auto Components — 6.5%
Fox Factory Holding Corp. (United States)(a)*	18,550	2,179,625
Gentex Corp. (United States)	83,152	2,373,990
		4,553,615
Banks — 2.4%
Live Oak Bancshares, Inc. (United States)(a)	49,414	1,707,748
Biotechnology — 4.3%
PTC Therapeutics, Inc. (United States)*	41,340	1,805,318
Ultragenyx Pharmaceutical, Inc. (United States)*	26,623	1,184,457
		2,989,775
Building Products — 1.2%
Trex Co., Inc. (United States)(a)*	16,933	865,784
Capital Markets — 1.5%
StoneX Group, Inc. (United States)*	10,145	1,022,920
Chemicals — 1.5%
Perimeter Solutions SA (Luxembourg)(a)*ADR	121,677	1,041,555
Electronic Equipment, Instruments & Components — 1.5%
nLight, Inc. (United States)*	96,050	1,085,365
Equity Real Estate Investment Trusts (REITs) — 2.7%
STAG Industrial, Inc. (United States)(a)	56,329	1,894,908
Health Care Equipment & Supplies — 19.1%
Globus Medical, Inc., Class A (United States)(a)*	46,844	2,732,879
Heska Corp. (United States)(a)*	35,722	2,908,842
Inari Medical, Inc. (United States)(a)*	20,000	1,125,200
Mesa Laboratories, Inc. (United States)	8,160	1,440,403
Penumbra, Inc. (United States)(a)*	15,582	4,051,164

The accompanying notes are an integral part of these financial statements.

29

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc. (United States)*	10,145	$1,194,269
		13,452,757
Health Care Providers & Services — 1.0%
HealthEquity, Inc. (United States)(a)*	10,940	712,960
Health Care Technology — 0.9%
Schrodinger, Inc. (United States)(a)*	30,257	657,485
Insurance — 3.5%
Goosehead Insurance, Inc., Class A (United States)(a)*	53,285	2,485,745
Leisure Products — 1.4%
Clarus Corp. (United States)	98,514	975,289
Machinery — 2.9%
John Bean Technologies Corp. (United States)	18,530	2,054,792
Oil, Gas & Consumable Fuels — 2.9%
Northern Oil and Gas, Inc. (United States)(a)	64,962	2,016,420
Real Estate Management & Development — 6.7%
Howard Hughes Corp., (The) (United States)(a)*	33,274	2,765,735
Jones Lang LaSalle, Inc. (United States)*	6,993	1,219,999
Newmark Group, Inc., Class A (United States)(a)	94,353	756,711
		4,742,445
Road & Rail — 4.0%
Landstar System, Inc. (United States)	15,370	2,778,742
Software — 12.3%
Alarm.com Holdings, Inc. (United States)*	61,850	3,143,836
Everbridge, Inc. (United States)*	28,706	938,112
Paylocity Holding Corp. (United States)(a)*	6,509	1,253,698
Q2 Holdings, Inc. (United States)*	38,372	1,238,648
Smartsheet, Inc., Class A (United States)(a)*	45,099	1,985,258
Upland Software, Inc. (United States)(a)*	15,388	89,097
		8,648,649
Trading Companies & Distributors — 4.0%
Watsco, Inc. (United States)(a)	9,206	2,805,160
Total Common Stocks (Cost $75,919,091)		63,365,183

The accompanying notes are an integral part of these financial statements.

30

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Investments Purchased with Proceeds from Securities Lending Collateral — 45.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.67%	32,276,210	$32,276,210
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $32,276,210)		32,276,210

Short-Term Investments — 8.7%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(b)	6,096,928	6,096,928
Total Short-Term Investments (Cost $6,096,928)		6,096,928

Total Investments (Cost $114,292,229) — 144.7%		101,738,321
Liabilities in Excess of Other Assets — (44.7)%		(31,411,492)
NET ASSETS — 100.0%
(Applicable to 2,650,000 shares outstanding)		$70,326,829

*	Non-income producing security.

ADR — American Depositary Receipt

(a)	All or a portion of the security is on loan. At February 28, 2023, the market value of securities on loan was $31,554,214.

(b)	Seven-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

31

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 99.8%
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. (United States)*	278	$13,780
Beverages — 0.8%
Boston Beer Co., Inc., Class A (The) (United States)*	30	9,714
Monster Beverage Corp. (United States)*	1,366	139,004
		148,718
Biotechnology — 4.4%
Amgen, Inc. (United States)	1,494	346,100
Biogen, Inc. (United States)*	332	89,593
Exelixis, Inc. (United States)*	748	12,776
Gilead Sciences, Inc. (United States)	2,987	240,543
Neurocrine Biosciences, Inc. (United States)*	225	23,198
Vertex Pharmaceuticals, Inc. (United States)*	606	175,916
		888,126
Capital Markets — 0.3%
Nasdaq, Inc. (United States)	1,108	62,114
PJT Partners, Inc., Class A (United States)	78	6,153
		68,267
Chemicals — 1.4%
Balchem Corp. (United States)	78	10,140
Ecolab, Inc. (United States)	682	108,690
RPM International, Inc. (United States)	359	31,818
Sherwin-Williams Co., (The) (United States)	602	133,253
		283,901
Commercial Services & Supplies — 2.0%
Cintas Corp. (United States)	301	131,979
Copart, Inc. (United States)*	1,118	78,774
Rollins, Inc. (United States)	1,133	39,882
Waste Management, Inc. (United States)	978	146,465
		397,100
Consumer Finance — 0.0%
Upstart Holdings, Inc. (United States)*	205	3,795
Distributors — 0.2%
LKQ Corp. (United States)	763	43,712

The accompanying notes are an integral part of these financial statements.

32

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp. (United States)	358	$16,976
National Instruments Corp. (United States)	372	18,790
Zebra Technologies Corp., Class A (United States)*	151	45,338
		81,104
Entertainment — 3.1%
Activision Blizzard, Inc. (United States)	1,776	135,420
Electronic Arts, Inc. (United States)	642	71,223
Netflix, Inc. (United States)*	1,057	340,491
Take-Two Interactive Software, Inc. (United States)*	351	38,452
World Wrestling Entertainment, Inc., Class A (United States)	194	16,296
		601,882
Food & Staples Retailing — 3.4%
Casey’s General Stores, Inc. (United States)	124	25,786
Costco Wholesale Corp. (United States)	1,321	639,602
		665,388
Food Products — 0.1%
Darling Ingredients, Inc. (United States)*	361	22,840
Health Care Equipment & Supplies — 2.4%
Globus Medical, Inc., Class A (United States)*	255	14,877
IDEXX Laboratories, Inc. (United States)*	327	154,749
Intuitive Surgical, Inc. (United States)*	809	185,577
Masimo Corp. (United States)*	110	18,404
ResMed, Inc. (United States)	445	94,785
		468,392
Health Care Providers & Services — 6.0%
HCA Healthcare, Inc. (United States)	836	203,524
McKesson Corp. (United States)	343	119,985
UnitedHealth Group, Inc. (United States)	1,783	848,601
		1,172,110
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A (United States)*	411	68,086

The accompanying notes are an integral part of these financial statements.

33

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.1%
Wingstop, Inc. (United States)	64	$10,902
Household Durables — 0.3%
Meritage Homes Corp. (United States)*	90	9,831
NVR, Inc. (United States)*	9	46,563
		56,394
Industrial Conglomerates — 0.7%
3M Co. (United States)	1,335	143,833
Interactive Media & Services — 12.3%
Alphabet, Inc., Class C (United States)*	10,431	941,919
Meta Platforms, Inc., Class A (United States)*	8,110	1,418,763
Pinterest, Inc., Class A (United States)*	1,653	41,507
		2,402,189
Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc. (United States)*	10,911	1,028,144
eBay, Inc. (United States)	1,396	64,076
Etsy, Inc. (United States)*	312	37,880
		1,130,100
IT Services — 11.5%
Cognizant Technology Solutions Corp., Class A (United States)	1,464	91,690
EPAM Systems, Inc. (United States)*	153	47,070
Gartner, Inc. (United States)*	215	70,479
GoDaddy, Inc., Class A (United States)*	420	31,798
Jack Henry & Associates, Inc. (United States)	195	32,027
Mastercard, Inc., Class A (United States)	2,736	972,073
TaskUS, Inc., Class A (United States)*	233	4,009
Visa, Inc., Class A (United States)	4,558	1,002,486
		2,251,632
Machinery — 0.4%
Cummins, Inc. (United States)	311	75,598
Tennant Co. (United States)	45	3,187
		78,785

The accompanying notes are an integral part of these financial statements.

34

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Media — 0.3%
New York Times Co., (The), Class A (United States)	415	$15,978
Sirius XM Holdings, Inc. (United States)	11,069	48,593
		64,571
Pharmaceuticals — 4.2%
Johnson & Johnson (United States)	5,320	815,343
Professional Services — 0.0%
Upwork, Inc. (United States)*	296	3,357
Road & Rail — 2.2%
Old Dominion Freight Line, Inc. (United States)	327	110,938
Union Pacific Corp. (United States)	1,550	321,284
		432,222
Semiconductors & Semiconductor Equipment — 4.6%
Broadcom, Inc. (United States)	1,047	622,222
Cirrus Logic, Inc. (United States)*	145	14,899
Impinj, Inc. (United States)*	68	9,018
Lam Research Corp. (United States)	400	194,404
Skyworks Solutions, Inc. (United States)	338	37,711
Universal Display Corp. (United States)	116	15,758
		894,012
Software — 17.3%
Adobe Systems, Inc. (United States)*	1,526	494,348
Appfolio, Inc., Class A (United States)*	82	10,829
Autodesk, Inc. (United States)*	746	148,223
Cadence Design Systems, Inc. (United States)*	823	158,790
Fair Isaac Corp. (United States)*	89	60,288
Fortinet, Inc. (United States)*	2,391	142,121
Microsoft Corp. (United States)	3,873	966,004
Nutanix, Inc., Class A (United States)*	546	15,425
Oracle Corp. (United States)	6,912	604,109
Palo Alto Networks, Inc. (United States)*	693	130,540
ServiceNow, Inc. (United States)*	583	251,955
Synopsys, Inc. (United States)*	468	170,240
VMware, Inc., Class A (United States)*	1,003	110,460

The accompanying notes are an integral part of these financial statements.

35

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software (continued)
Workday, Inc., Class A (United States)*	673	$124,821
		3,388,153
Specialty Retail — 7.2%
Camping World Holdings, Inc., Class A (United States)	107	2,443
Home Depot, Inc., (The) (United States)	2,942	872,421
Lowe’s Cos, Inc. (United States)	2,030	417,673
RH (United States)*	57	17,045
Ulta Beauty, Inc. (United States)*	147	76,263
Williams-Sonoma, Inc. (United States)	188	23,485
Winmark Corp. (United States)	20	5,840
		1,415,170
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. (United States)	7,024	1,035,408
Pure Storage, Inc., Class A (United States)*	811	23,146
		1,058,554
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc., Class B (United States)	3,820	453,778
Under Armour, Inc., Class A (United States)*	1,326	13,167
		466,945
Thrifts & Mortgage Finance — 0.0%
Walker & Dunlop, Inc. (United States)	69	6,019
Trading Companies & Distributors — 0.2%
Watsco, Inc. (United States)	115	35,042
Total Common Stocks (Cost $20,686,063)		19,580,424

The accompanying notes are an integral part of these financial statements.

36

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(a)	25,436	$25,436
Total Short-Term Investments (Cost $25,436)		25,436

Total Investments (Cost $20,711,499) — 99.9%		19,605,860
Other Assets in Excess of Liabilities — 0.1%		12,474
NET ASSETS — 100.0%
(Applicable to 1,275,000 shares outstanding)		$19,618,334

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

37

MOTLEY FOOL next index ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 99.9%
Aerospace & Defense — 3.3%
AeroVironment, Inc. (United States)*	488	$41,841
Axon Enterprise, Inc. (United States)*	1,393	279,032
HEICO Corp. (United States)	2,308	382,136
Textron, Inc. (United States)	4,087	296,430
		999,439
Air Freight & Logistics — 0.4%
GXO Logistics, Inc. (United States)*	2,322	115,101
Airlines — 0.6%
Alaska Air Group, Inc. (United States)*	2,483	118,762
Hawaiian Holdings, Inc. (United States)*	948	10,617
JetBlue Airways Corp. (United States)*	6,340	52,622
		182,001
Auto Components — 0.8%
BorgWarner, Inc. (United States)	4,583	230,433
Banks — 1.6%
SVB Financial Group (United States)*	1,156	333,055
Western Alliance Bancorp (United States)	2,115	157,018
		490,073
Beverages — 0.7%
Boston Beer Co., Inc., (The), Class A (United States)*	238	77,064
Celsius Holdings, Inc. (United States)*	1,492	135,474
		212,538
Biotechnology — 5.0%
2seventy bio, Inc. (United States)*	696	9,389
Alnylam Pharmaceuticals, Inc. (United States)*	2,408	461,012
AnaptysBio, Inc. (United States)*	556	13,844
BioMarin Pharmaceutical, Inc. (United States)*	3,637	362,209
Bluebird Bio, Inc. (United States)*	1,623	8,440
Editas Medicine, Inc. (United States)*	1,264	11,427
Emergent BioSolutions, Inc. (United States)*	976	12,083
Exact Sciences Corp. (United States)*	3,477	216,721
Exelixis, Inc. (United States)*	6,315	107,860

The accompanying notes are an integral part of these financial statements.

38

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Biotechnology (continued)
Ionis Pharmaceuticals, Inc. (United States)*	2,780	$99,802
Neurocrine Biosciences, Inc. (United States)*	1,883	194,137
		1,496,924
Building Products — 0.4%
Trex Co., Inc. (United States)*	2,148	109,827
Capital Markets — 6.2%
Affiliated Managers Group, Inc. (United States)	737	117,485
Cboe Global Markets, Inc. (United States)	2,076	261,929
FactSet Research Systems, Inc. (United States)	745	308,840
Interactive Brokers Group, Inc., Class A (United States)	2,014	173,425
Jefferies Financial Group, Inc. (United States)	4,483	169,413
MarketAxess Holdings, Inc. (United States)	736	251,307
Nasdaq, Inc. (United States)	9,618	539,185
PJT Partners, Inc., Class A (United States)	477	37,626
		1,859,210
Chemicals — 1.0%
Balchem Corp. (United States)	630	81,900
RPM International, Inc. (United States)	2,528	224,057
		305,957
Commercial Services & Supplies — 1.1%
Rollins, Inc. (United States)	9,639	339,293
Communications Equipment — 1.1%
Ubiquiti, Inc. (United States)	1,184	317,667
Construction & Engineering — 0.6%
MasTec, Inc. (United States)*	1,505	147,069
NV5 Global, Inc. (United States)*	305	32,092
		179,161
Consumer Finance — 0.1%
Upstart Holdings, Inc. (United States)*	1,602	29,653
Distributors — 1.0%
LKQ Corp. (United States)	5,230	299,627

The accompanying notes are an integral part of these financial statements.

39

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Diversified Consumer Services — 0.2%
2U, Inc. (United States)*	1,388	$12,436
Chegg, Inc. (United States)*	2,455	39,010
		51,446
Diversified Telecommunication Services — 0.0%
Bandwidth, Inc., Class A (United States)*	474	7,536
Electronic Equipment, Instruments & Components — 5.0%
Cognex Corp. (United States)	3,386	160,564
Coherent Corp. (United States)*	2,715	117,098
Corning, Inc. (United States)	16,556	562,076
IPG Photonics Corp. (United States)*	953	117,448
Littelfuse, Inc. (United States)	484	125,225
National Instruments Corp. (United States)	2,556	129,104
Zebra Technologies Corp., Class A (United States)*	1,011	303,553
		1,515,068
Energy Equipment & Services — 0.1%
Oceaneering International, Inc. (United States)*	1,963	41,007
Entertainment — 3.3%
Live Nation Entertainment, Inc. (United States)*	4,429	319,154
Roku, Inc. (United States)*	2,726	176,345
Skillz, Inc. (United States)*	7,663	4,793
Take-Two Interactive Software, Inc. (United States)*	3,285	359,872
World Wrestling Entertainment, Inc., Class A (United States)	1,456	122,304
		982,468
Equity Real Estate Investment Trusts (REITs) — 0.5%
Retail Opportunity Investments Corp. (United States)	2,439	34,707
STAG Industrial, Inc. (United States)	3,508	118,009
		152,716
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc. (United States)	729	151,595
Food Products — 2.2%
Beyond Meat, Inc. (United States)*	1,248	22,264
Darling Ingredients, Inc. (United States)*	3,138	198,541

The accompanying notes are an integral part of these financial statements.

40

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Food Products (continued)
Freshpet, Inc. (United States)*	941	$58,512
McCormick & Co., Inc. (United States)	5,246	389,883
		669,200
Health Care Equipment & Supplies — 3.5%
Globus Medical, Inc., Class A (United States)*	1,955	114,055
Insulet Corp. (United States)*	1,359	375,573
Masimo Corp. (United States)*	1,028	171,995
NuVasive, Inc. (United States)*	1,021	44,138
QuidelOrtho Corp. (United States)*	1,293	112,413
Shockwave Medical, Inc. (United States)*	708	134,690
STAAR Surgical Co. (United States)*	944	52,288
TransMedics Group, Inc. (United States)*	626	50,124
		1,055,276
Health Care Providers & Services — 1.7%
Fulgent Genetics, Inc. (United States)*	592	19,412
Guardant Health, Inc. (United States)*	2,005	61,934
HealthEquity, Inc. (United States)*	1,658	108,052
Quest Diagnostics, Inc. (United States)	2,227	308,128
		497,526
Health Care Technology — 0.8%
Doximity, Inc., Class A (United States)*	3,768	126,718
GoodRx Holdings, Inc., Class A (United States)*	7,755	41,024
Teladoc, Inc. (United States)*	3,169	83,947
		251,689
Hotels, Restaurants & Leisure — 2.8%
Dave & Buster’s Entertainment, Inc. (United States)*	946	37,859
Hyatt Hotels Corp., Class A (United States)*	2,097	243,755
Planet Fitness, Inc., Class A (United States)*	1,633	132,355
Texas Roadhouse, Inc. (United States)	1,310	133,017
Vail Resorts, Inc. (United States)	790	184,457
Wingstop, Inc. (United States)	585	99,655
		831,098

The accompanying notes are an integral part of these financial statements.

41

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Household Durables — 1.5%
Dream Finders Homes, Inc., Class A (United States)*	1,817	$21,859
iRobot Corp. (United States)*	536	22,024
Meritage Homes Corp. (United States)*	715	78,099
NVR, Inc. (United States)*	63	325,938
		447,920
Household Products — 0.2%
Spectrum Brands Holdings, Inc. (United States)	798	51,088
Insurance — 1.9%
Kinsale Capital Group, Inc. (United States)	452	144,052
Lemonade, Inc. (United States)*	1,353	22,054
Markel Corp. (United States)*	263	349,753
Safety Insurance Group, Inc. (United States)	289	23,320
Trupanion, Inc. (United States)*	800	47,504
		586,683
Interactive Media & Services — 2.1%
Bumble, Inc., Class A (United States)*	2,538	61,369
fuboTV, Inc. (United States)*	3,822	7,300
Match Group, Inc. (United States)*	5,467	226,443
Pinterest, Inc., Class A (United States)*	13,275	333,335
		628,447
Internet & Direct Marketing Retail — 2.4%
Chewy, Inc., Class A (United States)*	8,288	336,078
Etsy, Inc. (United States)*	2,460	298,669
Stitch Fix, Inc., Class A (United States)*	2,016	9,395
Wayfair, Inc., Class A (United States)*	2,097	84,907
		729,049
IT Services — 9.5%
Broadridge Financial Solutions, Inc. (United States)	2,431	342,236
DigitalOcean Holdings, Inc. (United States)*	1,886	60,314
EPAM Systems, Inc. (United States)*	1,125	346,106
Euronet Worldwide, Inc. (United States)*	970	105,585
Fastly, Inc., Class A (United States)*	2,367	32,878
Gartner, Inc. (United States)*	1,547	507,122
GoDaddy, Inc., Class A (United States)*	3,035	229,780

The accompanying notes are an integral part of these financial statements.

42

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
IT Services (continued)
Jack Henry & Associates, Inc. (United States)	1,427	$234,371
Marqeta, Inc., Class A (United States)*	10,669	61,880
MongoDB, Inc. (United States)*	1,356	284,109
Okta, Inc. (United States)*	3,136	223,565
TaskUS, Inc., Class A (United States)*	1,909	32,844
Twilio, Inc., Class A (United States)*	3,609	242,561
WEX, Inc. (United States)*	854	164,660
		2,868,011
Leisure Products — 0.8%
Hasbro, Inc. (United States)	2,703	148,692
Peloton Interactive, Inc., Class A (United States)*	6,656	85,995
		234,687
Life Sciences Tools & Services — 0.6%
Repligen Corp. (United States)*	1,087	189,540
Machinery — 3.0%
Chart Industries, Inc. (United States)*	818	109,203
Middleby Corp., (The) (United States)*	1,055	164,042
Proto Labs, Inc. (United States)*	501	15,751
Tennant Co. (United States)	364	25,779
Toro Co., (The) (United States)	2,040	225,298
Westinghouse Air Brake Technologies Corp. (United States)	3,559	371,310
		911,383
Media — 3.4%
Boston Omaha Corp., Class A (United States)*	553	13,322
New York Times Co., (The), Class A (United States)	3,239	124,701
PubMatic, Inc., Class A (United States)*	1,027	15,590
Sirius XM Holdings, Inc. (United States)	76,133	334,224
Trade Desk, Inc., (The) Class A (United States)*	9,582	536,209
		1,024,046
Oil, Gas & Consumable Fuels — 0.1%
Clean Energy Fuels Corp. (United States)*	4,353	24,377
Vitesse Energy, Inc. (United States)*	527	9,164
		33,541

The accompanying notes are an integral part of these financial statements.

43

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Pharmaceuticals — 0.9%
Viatris, Inc. (United States)	23,737	$270,602
Professional Services — 0.7%
Robert Half International, Inc. (United States)	2,089	168,415
Upwork, Inc. (United States)*	2,571	29,155
		197,570
Real Estate Management & Development — 0.7%
Redfin Corp. (United States)*	1,975	14,635
Zillow Group, Inc., Class A (United States)*	4,621	194,082
		208,717
Road & Rail — 1.0%
U-Haul Holding Co. (United States)	3,545	227,625
XPO Logistics, Inc. (United States)*	2,254	75,193
		302,818
Semiconductors & Semiconductor Equipment — 3.7%
Cirrus Logic, Inc. (United States)*	1,078	110,765
First Solar, Inc. (United States)*	2,087	352,995
Impinj, Inc. (United States)*	507	67,238
Silicon Laboratories, Inc. (United States)*	651	116,223
Skyworks Solutions, Inc. (United States)	3,136	349,884
Universal Display Corp. (United States)	925	125,661
		1,122,766
Software — 13.9%
Alarm.com Holdings, Inc. (United States)*	977	49,661
Alteryx, Inc., Class A (United States)*	1,352	88,299
Appfolio, Inc., Class A (United States)*	689	90,989
Appian Corp., Class A (United States)*	1,421	58,900
Asana, Inc., Class A (United States)*	4,166	61,615
Blackbaud, Inc. (United States)*	1,017	56,637
Blackline, Inc. (United States)*	1,171	80,050
Box, Inc., Class A (United States)*	2,795	93,213
Braze, Inc., Class A (United States)*	1,874	57,532
Confluent, Inc., Class A (United States)*	5,607	136,755
DocuSign, Inc. (United States)*	3,937	241,535

The accompanying notes are an integral part of these financial statements.

44

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software (continued)
Fair Isaac Corp. (United States)*	488	$330,566
Five9, Inc. (United States)*	1,380	91,080
HubSpot, Inc. (United States)*	950	367,517
LivePerson, Inc. (United States)*	1,475	14,927
New Relic, Inc. (United States)*	1,339	97,707
Nutanix, Inc., Class A (United States)*	4,504	127,238
PagerDuty, Inc. (United States)*	1,761	52,583
Paycom Software, Inc. (United States)*	1,132	327,216
Pegasystems, Inc. (United States)	1,609	74,625
Q2 Holdings, Inc. (United States)*	1,125	36,315
Smartsheet, Inc., Class A (United States)*	2,571	113,175
Splunk, Inc. (United States)*	3,205	328,513
Sprout Social, Inc., Class A (United States)*	1,073	65,432
SS&C Technologies Holdings, Inc. (United States)	4,931	289,450
Tyler Technologies, Inc. (United States)*	815	261,819
UiPath, Inc., Class A (United States)*	10,822	160,598
Unity Software, Inc. (United States)*	7,888	240,111
Varonis Systems, Inc. (United States)*	2,157	58,412
Zuora, Inc., Class A (United States)*	2,613	22,132
		4,074,602
Specialty Retail — 6.4%
Camping World Holdings, Inc., Class A (United States)	825	18,835
CarMax, Inc. (United States)*	3,093	213,540
Designer Brands, Inc., Class A (United States)	1,246	12,198
Five Below, Inc. (United States)*	1,087	222,074
GameStop Corp., Class A (United States)*	5,956	114,534
RH (United States)*	463	138,451
Sleep Number Corp. (United States)*	414	16,502
Tractor Supply Co. (United States)	2,162	504,308
Ulta Beauty, Inc. (United States)*	996	516,725
Williams-Sonoma, Inc. (United States)	1,303	162,771
Winmark Corp. (United States)	66	19,272
		1,939,210
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A (United States)*	5,924	169,071

The accompanying notes are an integral part of these financial statements.

45

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc. (United States)	747	$56,316
Skechers USA, Inc., Class A (United States)*	3,036	135,132
Under Armour, Inc., Class A (United States)*	8,302	82,439
		273,887
Thrifts & Mortgage Finance — 0.4%
Axos Financial, Inc. (United States)*	1,175	55,683
Walker & Dunlop, Inc. (United States)	646	56,351
		112,034
Trading Companies & Distributors — 0.7%
Watsco, Inc. (United States)	703	214,211
Total Common Stocks (Cost $34,532,156)		29,963,412

Short-Term Investments — 0.5%
U.S. Bank Money Market Deposit Account, 4.25% (United States)(a)	155,645	155,645
Total Short-Term Investments (Cost $155,645)		155,645

Total Investments (Cost $34,687,801) — 100.4%		30,119,057
Liabilities in Excess of Other Assets — (0.4)%		6,346
NET ASSETS — 100.0%
(Applicable to 1,975,000 shares outstanding)		$30,125,403

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

46

Motley Fool ETFs

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $246,550,999, $101,796,886, $306,116,540 and $75,919,091 respectively)^	$399,563,923	$177,662,046	$381,412,017	$63,365,183
Investments purchased with proceeds from securities lending collateral (cost $40,518,101, $48,052,898, $24,096,724 and $32,276,210 respectively)	40,518,101	48,052,898	24,096,724	32,276,210
Short-term investments, at value (cost $9,386,795, $15,996,949, $329,012 and $6,096,928 respectively)	9,386,795	15,996,949	329,012	6,096,928
Receivables for:
Dividends and tax reclaims	1,034,525	154,788	311,675	41,744
Investments sold	—	—	—	870,390
Total assets	450,503,344	241,866,681	406,149,428	102,650,455

LIABILITIES
Payables for:
Securities lending collateral (see Note 7)	40,518,101	48,052,898	24,096,724	32,276,210
Advisory fees	277,695	131,062	151,538	47,416
Other accrued expenses and liabilities	2,671	—	—	—
Total liabilities	40,798,467	48,183,960	24,248,262	32,323,626
Net assets	$409,704,877	$193,682,721	$381,901,166	$70,326,829

NET ASSETS CONSIST OF:
Par value	$16,544	$8,543	$11,600	$2,650
Paid-in capital	243,179,882	108,647,553	310,154,493	88,567,175
Total distributable earnings/(losses)	166,508,451	85,026,575	71,735,073	(18,242,996)
Net assets	$409,704,877	$193,682,721	$381,901,166	$70,326,829

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	16,543,873	8,542,511	11,600,000	2,650,000
Net asset value, price per share	24.76	22.67	32.92	26.54
^ Includes market value of securities on loan	$39,800,691	$46,995,272	$23,562,746	$31,554,214

The accompanying notes are an integral part of these financial statements.

47

Motley Fool ETFs

Statements of Assets and Liabilities (concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $20,686,063 and $34,532,156 respectively)^	$19,580,424	$29,963,412
Short-term investments, at value (cost $25,436 and $155,645 respectively)	25,436	155,645
Receivables for:
Dividends and tax reclaims	20,277	18,356
Total assets	19,626,137	30,137,413

LIABILITIES
Payables for:
Advisory fees	7,803	12,010
Total liabilities	7,803	12,010
Net assets	$19,618,334	$30,125,403

NET ASSETS CONSIST OF:
Par value	$1,275	$1,975
Paid-in capital	21,822,639	36,142,050
Total distributable earnings/(losses)	(2,205,580)	(6,018,622)
Net assets	$19,618,334	$30,125,403

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,275,000	1,975,000
Net asset value, price per share	15.39	15.25

^	Includes market value of securities on loan

The accompanying notes are an integral part of these financial statements.

48

Motley Fool ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
INVESTMENT INCOME
Dividends	$1,947,621	$1,057,000	$1,704,367	$335,211
Securities lending income	41,631	27,161	29,298	17,210
Total investment income	1,989,252	1,084,161	1,733,665	352,421

EXPENSES
Advisory fees (Note 3)	1,723,678	830,045	955,365	298,078
Total expenses	1,723,678	830,045	955,365	298,078
Net investment income/(loss)	265,574	254,116	778,300	54,343

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	15,690,484	9,504,760	(3,403,666)	(4,426,742)
Foreign currency transactions	(5,798)	—	—	—
Redemption in-kind	—	—	9,744,607	259,573
Net change in unrealized appreciation/(depreciation) on:
Investments	(13,779,434)	(10,169,080)	(19,924,168)	7,559,767
Foreign currency transactions	45,219	—	—	—
Net realized and unrealized gain/(loss)	1,950,471	(664,320)	(13,583,227)	3,392,598
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,216,045	$(410,204)	$(12,804,927)	$3,446,941

The accompanying notes are an integral part of these financial statements.

49

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool NEXT INDEX ETF
INVESTMENT INCOME
Dividends	$96,802	$96,322
Total investment income	96,802	96,322

EXPENSES
Advisory fees (Note 3)	48,666	75,431
Total expenses	48,666	75,431
Net investment income/(loss)	48,136	20,891

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(876,138)	(1,122,903)
Redemption in-kind	63,110	(84,638)
Net change in unrealized appreciation/(depreciation) on:
Investments	811,989	1,633,400
Net realized and unrealized gain/(loss)	(1,039)	425,859
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,097	$446,750

The accompanying notes are an integral part of these financial statements.

50

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
OPERATIONS
Net investment income/(loss)	$265,574	$14,163,531
Net realized gain/(loss) from investments and foreign currency transactions	15,684,686	28,994,058
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	(13,734,215)	(227,722,486)
Net increase/(decrease) in net assets resulting from operations	2,216,045	(184,564,897)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(35,341,409)
Insitutional Shares	(2,705,256)	(12,707,670)
Total dividends and distributions to shareholders	(2,705,256)	(48,049,079)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	—	6,643,104
Reinvestment of dividends	—	34,321,026
Share redeemed	—	(21,570,991)
Shares redeemed from exchange to Institutional Class(1)	—	(458,343,422)
Total from Investor Shares	—	(438,950,283)
Institutional Shares
Proceeds from shares sold	—	6,411,019
Proceeds from Institutional Class exchange(1)	—	458,343,422
Reinvestment of dividends	—	12,058,120
Shares redeemed	(23,457,955)	(73,170,311)
Total from Institutional Shares	(23,457,955)	403,642,250
Net increase/(decrease) in net assets from capital share transactions	(23,457,955)	(35,308,033)
Total increase/(decrease) in net assets	(23,947,166)	(267,922,009)
NET ASSETS:
Beginning of period	$433,652,043	$701,574,052
End of period	$409,704,877	$433,652,043

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

51

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
SHARE TRANSACTIONS:
Investor Shares
Shares sold	—	187,055
Shares reinvested	—	1,111,072
Shares redeemed	—	(612,521)
Shares exchanged into Institutional Class(1)	—	(14,816,530)
Net increase/(decrease) in shares	—	(14,130,924)

Institutional Shares
Shares sold		179,722
Shares exchanged from Investor Class(1)	—	14,718,418
Shares reinvested	—	387,721
Shares redeemed	(975,000)	(2,668,501)
Net increase/(decrease) in shares	(975,000)	12,617,360

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

52

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
OPERATIONS
Net investment income/(loss)	$254,116	$(660,888)
Net realized gain/(loss) from investments and foreign currency transactions	9,504,760	16,762,592
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(10,169,080)	(100,048,288)
Net increase/(decrease) in net assets resulting from operations	(410,204)	(83,946,584)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(3,423,164)
Institutional Shares	—	(17,390,769)
Total dividends and distributions to shareholders	—	(20,813,933)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	—	3,029,266
Reinvestment of dividends	—	16,920,328
Shares redeemed	—	(10,054,968)
Shares redeemed from exchange to Institutional Class(1)	—	(250,730,153)
Total from Investor Shares	—	(240,835,527)
Institutional Shares
Proceeds from shares sold	—	1,532,940
Proceeds from Institutional Class exchange(1)	—	250,730,153
Reinvestment of dividends	—	3,235,692
Shares redeemed	(14,951,090)	(32,143,643)
Total from Institutional Shares	(14,951,090)	223,355,142
Net increase/(decrease) in net assets from capital share transactions	(14,951,090)	(17,480,385)
Total increase/(decrease) in net assets	(15,361,294)	(122,240,902)
NET ASSETS:
Beginning of period	$209,044,015	$331,284,917
End of period	$193,682,721	$209,044,015

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

53

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
SHARE TRANSACTIONS:
Investor Shares
Shares sold	—	95,439
Shares reinvested	—	601,505
Shares redeemed	—	(316,334)
Shares exchanged into Institutional Class(1)	—	(8,829,770)
Net increase/(decrease) in shares	—	(8,449,160)

Institutional Shares
Shares sold	—	47,461
Shares exchanged from Investor Class(1)	—	8,699,588
Shares reinvested	—	113,334
Shares redeemed	(625,000)	(1,283,081)
Net increase/(decrease) in shares	(625,000)	7,577,302

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

54

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$778,300	$980,905
Net realized gain/(loss) from investments	6,340,941	12,165,022
Net change in unrealized appreciation/(depreciation) on investments	(19,924,168)	(120,161,259)
Net increase/(decrease) in net assets resulting from operations	(12,804,927)	(107,015,332)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(982,823)	(1,325,790)
Net decrease in net assets from dividends and distributions to shareholders	(982,823)	(1,325,790)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,855,702	41,513,113
Shares redeemed	(25,435,523)	(43,914,753)
Net increase/(decrease) in net assets from capital share transactions	(21,579,821)	(2,401,640)
Total increase/(decrease) in net assets	(35,367,571)	(110,742,762)

NET ASSETS:
Beginning of period	417,268,737	528,011,499
End of period	$381,901,166	$417,268,737

SHARES TRANSACTIONS:
Shares sold	125,000	975,000
Shares redeemed	(800,000)	(1,225,000)
Net increase/(decrease) in shares outstanding	(675,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

55

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$54,343	$(571,366)
Net realized gain/(loss) from investments	(4,167,169)	12,159,631
Net change in unrealized appreciation/(depreciation) on investments	7,559,767	(70,725,754)
Net increase/(decrease) in net assets resulting from operations	3,446,941	(59,137,489)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(227,522)	(3,829,540)
Net decrease in net assets from dividends and distributions to shareholders	(227,522)	(3,829,540)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,045,968
Shares redeemed	(10,942,445)	(50,410,673)
Net increase/(decrease) in net assets from capital share transactions	(10,942,445)	(48,364,705)
Total increase/(decrease) in net assets	(7,723,026)	(111,331,734)

NET ASSETS:
Beginning of period	78,049,855	189,381,589
End of period	$70,326,829	$78,049,855

SHARES TRANSACTIONS:
Shares sold	—	50,000
Shares redeemed	(450,000)	(1,600,000)
Net increase/(decrease) in shares outstanding	(450,000)	(1,550,000)

The accompanying notes are an integral part of these financial statements.

56

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE PERIOD ENDED august 31, 2022*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$48,136	$42,783
Net realized gain/(loss) from investments	(813,028)	(369,769)
Net change in unrealized appreciation/(depreciation) on investments	811,989	(1,917,628)
Net increase/(decrease) in net assets resulting from operations	47,097	(2,244,614)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(76,457)	—
Net decrease in net assets from dividends and distributions to shareholders	(76,457)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	24,197,108
Shares redeemed	(1,106,495)	(1,198,305)
Net increase/(decrease) in net assets from capital share transactions	(1,106,495)	22,998,803
Total increase/(decrease) in net assets	(1,135,855)	20,754,189

NET ASSETS:
Beginning of period	20,754,189	—
End of period	$19,618,334	$20,754,189

SHARES TRANSACTIONS:
Shares sold	—	1,425,000
Shares redeemed	(75,000)	(75,000)
Net increase/(decrease) in shares outstanding	(75,000)	1,350,000

*	Inception date of the Fund was December 30, 2021.

The accompanying notes are an integral part of these financial statements.

57

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE PERIOD ENDED august 31, 2022*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$20,891	$50,952
Net realized gain/(loss) from investments	(1,207,541)	(268,811)
Net change in unrealized appreciation/(depreciation) on investments	1,633,400	(6,202,144)
Net increase/(decrease) in net assets resulting from operations	446,750	(6,420,003)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(64,299)	—
Net decrease in net assets from dividends and distributions to shareholders	(64,299)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	39,453,233
Shares redeemed	(2,935,025)	(355,253)
Net increase/(decrease) in net assets from capital share transactions	(2,935,025)	39,097,980
Total increase/(decrease) in net assets	(2,552,574)	32,677,977

NET ASSETS:
Beginning of period	32,677,977	—
End of period	$30,125,403	$32,677,977

SHARES TRANSACTIONS:
Shares sold	—	2,200,000
Shares redeemed	(200,000)	(25,000)
Net increase/(decrease) in shares outstanding	(200,000)	2,175,000

*	Inception date of the Fund was December 30, 2021.

The accompanying notes are an integral part of these financial statements.

58

MOTLEY FOOL Global Opportunities ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2022	2021	2020	2019	2018
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.75		$37.03	$30.17	$25.09	$25.97	$24.09
Net investment income/(loss)(1)	0.02		0.30	(0.05)	— *	0.05	0.02
Net realized and unrealized gain/(loss) from investments	0.13		(10.00)	9.03	6.21	0.80	4.94
Net increase/(decrease) in net assets resulting from operations	0.15		(9.70)	8.98	6.21	0.85	4.96
Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.77)	—	(0.04)	—	(0.03)
Net realized capital gains	(0.08)		(1.81)	(2.12)	(1.09)	(1.73)	(3.05)
Total dividends and distributions to shareholders	(0.14)		(2.58)	(2.12)	(1.13)	(1.73)	(3.08)
Redemption and small-balance account fees	—		—	—	—	—	— *
Net asset value, end of period	$24.76		$24.75	$37.03	$30.17	$25.09	$25.97
Market value, end of period	$24.80		$24.74	$—	$—	$—	$—
Total investment return/(loss) on net asset value(2)	0.71	%(4)	(27.61)%	30.86%	25.64%	4.94%	22.48%
Total investment return/(loss) on market price(3)	24.73%		(27.65)%	—%	—%	—%	—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$409,705		$433,652	$181,509	$122,406	$92,760	$78,987
Ratio of expenses to average net assets	0.85	%(5)	0.87%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85	%(5)	0.88%	0.98%	1.00%	0.99%	1.06%
Ratio of net investment income/(loss) to average net assets	0.13	%(5)	1.08%	(0.16)%	(0.01)%	0.19%	0.07%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.13	%(5)	1.07%	(0.19)%	(0.06)%	0.15%	(0.04)%
Portfolio turnover rate	2	%(4)	14%	12%	10%	11%	15%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

59

MOTLEY FOOL Mid-Cap Growth ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2022	2021	2020	2019	2018
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$22.68		$33.20	$29.79	$24.48	$27.50	$22.14
Net investment income/(loss)(1)	0.03		(0.04)	(0.09)	(0.02)	0.02	(0.01)
Net realized and unrealized gain/(loss) from investments	(0.04)		(8.38)	6.90	6.79	(1.88)	6.72
Net increase/(decrease) in net assets resulting from operations	(0.01)		(8.42)	6.81	6.77	(1.86)	6.71
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gains	—		(2.10)	(3.40)	(1.46)	(1.16)	(1.35)
Total dividends and distributions to shareholders	—		(2.10)	(3.40)	(1.46)	(1.16)	(1.35)
Redemption and small-balance account fees	—		—	—	—	—	— *
Net asset value, end of period	$22.67		$22.68	$33.20	$29.79	$24.48	$27.50
Market value, end of period	$22.65		$22.62	$—	$—	$—	$—
Total investment return/(loss) on net asset value(2)	(0.03	)%(4)	(26.66)%	24.38%	28.77%	(5.97)%	31.10%
Total investment return/(loss) on market price(3)	0.12%		(26.84)%	—%	—%	—%	—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$193,683		$209,044	$54,460	$39,488	$29,205	$30,562
Ratio of expenses to average net assets	0.85	%(5)	0.90%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85	%(5)	0.88%	0.98%	1.00%	0.98%	1.17%
Ratio of net investment income/(loss) to average net assets	0.26	%(5)	(0.17)%	(0.30)%	(0.06)%	0.10%	(0.05)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.26	%(5)	(0.15)%	(0.33)%	(0.11)%	0.07%	(0.26)%
Portfolio turnover rate	3	%(4)	2%	15%	14%	4%	19%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

60

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023		YEARS ENDED AUGUST 31,				For the Period Ended august 31,
	(UNAUDITED)		2022	2021	2020	2019	2018(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$33.99		$42.16	$33.67	$22.46	$22.10	$20.00
Net investment income/(loss)(2)	0.07		0.08	0.05	0.11	0.15	0.08
Net realized and unrealized gain/(loss) from investments	(1.06)		(8.15)	8.59	11.23	0.32	2.02
Net increase/(decrease) in net assets resulting from operations	(0.99)		(8.07)	8.64	11.34	0.47	2.10
Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.02)	(0.10)	(0.13)	(0.11)	—
Net realized capital gains	—		(0.08)	(0.05)	—	—	—
Total dividends and distributions to shareholders	(0.08)		(0.10)	(0.15)	(0.13)	(0.11)	—
Net asset value, end of period	$32.92		$33.99	$42.16	$33.67	$22.46	$22.10
Market value, end of period	$32.89		$34.00	$42.20	$33.66	$22.42	$22.13
Total investment return/(loss) on net asset value(3)	(2.90	)%(5)	(19.18)%	25.74%	50.67%	2.27%	10.49	%(5)
Total investment return/(loss) on market price(4)	(3.01)%		(19.24)%	25.91%	50.89%	1.93%	10.65	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$381,901		$417,269	$528,011	$337,547	$185,871	$140,879
Ratio of expenses to average net assets	0.5	%(6)	0.50%	0.50%	0.50%	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.41	%(6)	0.20%	0.15%	0.43%	0.69%	0.68	%(6)
Portfolio turnover rate	4	%(5)	15%	23%	26%	26%	10	%(5)

(1)	Inception date of the Fund was January 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

61

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023		YEARS ENDED AUGUST 31,			FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2022	2021	2020	2019(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.18		$40.73	$32.59	$23.33	$20.00
Net investment income/(loss)(2)	0.10		(0.15)	(0.19)	(0.07)	—	*
Net realized and unrealized gain/(loss) from investments	1.34		(14.53)	10.48	9.67	3.33
Net increase/(decrease) in net assets resulting from operations	1.44		(14.68)	10.29	9.60	3.33
Dividends and distributions to shareholders from:
Net realized capital gains	(0.08)		(0.87)	(2.15)	(0.34)	—
Total dividends and distributions to shareholders	(0.08)		(0.87)	(2.15)	(0.34)	—
Net asset value, end of period	$26.54		$25.18	$40.73	$32.59	$23.33
Market value, end of period	$26.53		$25.18	$40.74	$32.68	$23.34
Total investment return/(loss) on net asset value(3)	5.75	%(5)	(36.66)%	32.00%	41.58%	16.65	%(5)
Total investment return/(loss) on market price(4)	5.69%		(36.65)%	31.54%	41.88%	16.69	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$70,327		$78,050	$189,382	$106,745	$71,153
Ratio of expenses to average net assets	0.85	%(6)	0.85%	0.85%	0.85%	0.85	%(6)
Ratio of net investment income/(loss) to average net assets	0.8	%(6)	(0.46)%	(0.51)%	(0.29)%	(0.01	)%(6)
Portfolio turnover rate	37	%(5)	11%	21%	27%	21	%(5)

*	Amount represents less than $0.005 per share.

(1)	Inception date of the Fund was October 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

62

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023		For the Period Ended august 31,
	(UNAUDITED)		2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.37		$20.00
Net investment income/(loss)(2)	0.04		0.05
Net realized and unrealized gain/(loss) from investments	0.04		(4.68)
Net increase/(decrease) in net assets resulting from operations	0.08		(4.63)
Dividends and distributions to shareholders from:
Net realized capital gains	(0.06)		—
Total dividends and distributions to shareholders	(0.06)		—
Net asset value, end of period	$15.39		$15.37
Market value, end of period	$15.38		$15.38
Total investment return/(loss) on net asset value(3)	0.47	%(5)	(23.13	)%(5)
Total investment return/(loss) on market price(4)	0.38%		(23.09	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$19,618		$20,754
Ratio of expenses to average net assets	0.5	%(6)	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.49	%(6)	0.50	%(6)
Portfolio turnover rate	16	%(5)	17	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

63

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023		For the Period Ended august 31,
	(UNAUDITED)		2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.02		$20.00
Net investment income/(loss)(2)	0.01		0.03
Net realized and unrealized gain/(loss) from investments	0.25		(5.01)
Net increase/(decrease) in net assets resulting from operations	0.26		(4.98)
Dividends and distributions to shareholders from:
Net realized capital gains	(0.03)		—
Total dividends and distributions to shareholders	(0.03)		—
Net asset value, end of period	$15.25		$15.02
Market value, end of period	$15.25		$15.01
Total investment return/(loss) on net asset value(3)	1.74	%(5)	(24.88	)%(5)
Total investment return/(loss) on market price(4)	1.85%		(24.97	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$30,125		$32,678
Ratio of expenses to average net assets	0.50	%(6)	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.14	%(6)	0.26	%(6)
Portfolio turnover rate	18	%(5)	11	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

64

Motley Fool Asset Management ETFs

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”) and the Motley Fool Next Index ETF (“Next Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021 and December 30, 2021, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Mid-Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries.

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (the “Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The investment objective of the Capital Efficiency Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (the “Capital Efficiency 100 Index”). The Capital Efficiency 100 Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The investment objective of the Next Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index”). The Next Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Next Index is incorporated and listed in the U.S.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices

65

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Motley Fool Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$399,563,923	$399,555,163	$—	$8,760	$—
Investments Purchased with Proceeds From Securities Lending Collateral	40,518,101	—	—	—	40,518,101
Short-Term Investments	9,386,795	9,386,795	—	—	—
Total Investments*	$449,468,819	$408,941,958	$—	$8,760	$40,518,101

66

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

MID-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$177,662,046	$177,662,046	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	48,052,898	—	—	—	48,052,898
Short-Term Investments	15,996,949	15,996,949	—	—	—
Total Investments*	$241,711,893	$193,658,995	$—	$—	$48,052,898

FOOL 100 FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$381,391,547	$381,382,982	$—	$8,565	$—
Rights	20,470	—	—	20,470	—
Investments Purchased with Proceeds From Securities Lending Collateral	24,096,724	—	—	—	24,096,724
Short-Term Investments	329,012	329,012	—	—	—
Total Investments*	$405,837,753	$381,711,994	$—	$29,035	$24,096,724

SMALL-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$63,365,183	$63,365,183	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	32,276,210	—	—	—	32,276,210
Short-Term Investments	6,096,928	6,096,928	—	—	—
Total Investments*	$101,738,321	$69,462,111	$—	$—	$32,276,210

67

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

CAPITAL EFFICIENCY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$19,580,424	$19,580,424	$—	$—	$—
Short-Term Investments	25,436	25,436	—	—	—
Total Investments*	$19,605,860	$19,605,860	$—	$—	$—

NEXT FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$29,963,412	$29,963,412	$—	$—	$—
Short-Term Investments	155,645	155,645	—	—	—
Total Investments*	$30,119,057	$30,119,057	$—	$—	$—

*	Please refer to the Schedule of Investments for further details.

^

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

68

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

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OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities

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FEBRUARY 28, 2023 (UNAUDITED)

of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

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Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%

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FEBRUARY 28, 2023 (UNAUDITED)

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$1,723,678	$—	$1,723,678
Mid-Cap Growth Fund	830,045	—	830,045
Fool 100 Fund	955,365	—	955,365
Small-Cap Growth Fund	298,078	—	298,078
Capital Efficiency Fund	48,666	—	48,666
Next Fund	75,431	—	75,431

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC (“Foreside”) serves as the principal underwriter and distributor of the Global Opportunities Fund’s shares and Mid-Cap Growth Fund’s shares pursuant to a Distribution Agreement with RBB.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fool 100 Fund’s shares, Small-Cap Growth Fund’s shares, Capital Efficiency Fund’s shares and Next Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. Until October 1, 2020, an employee of Vigilant Compliance, LLC served as Chief Compliance Officer of the Adviser. Neither the Funds nor the Company compensated this individual or Vigilant Compliance, LLC for the services provided to Motley Fool Asset Management. For Director and Officer compensation amounts, please refer to the Statements of Operations.

REDEMPTION FEE — Prior to January 1, 2018, the Global Opportunities Fund and Mid-Cap Growth Fund imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee was calculated as a percentage of the net asset value of the total redemption proceeds and was retained by the Funds and accounted for as additional paid-in capital. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

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4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$7,210,488	$11,088,490
Mid-Cap Growth Fund	6,134,417	9,573,508
Fool 100 Fund	16,230,714	16,724,247
Small-Cap Growth Fund	24,159,203	27,015,101
Capital Efficiency Fund	3,086,283	3,165,569
Next Fund	5,491,548	5,591,805

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$—	$22,013,362
Mid-Cap Growth Fund	—	13,727,400
Fool 100 Fund	3,795,839	24,954,314
Small-Cap Growth Fund	—	9,889,052
Capital Efficiency Fund	—	1,057,892
Next Fund	—	2,821,248

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. Since the Capital Efficiency Fund and Next Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

As of August 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$299,887,575	$193,641,843	$(26,974,236)	$166,667,607
Mid-Cap Growth Fund	154,978,563	95,591,547	(9,557,307)	86,034,240
Fool 100 Fund	346,104,539	123,076,386	(30,874,055)	92,202,331

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FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Small-Cap Growth Fund	$115,340,590	$7,601,478	$(27,728,730)	$(20,127,252)
Capital Efficiency Fund	22,911,589	574,023	(2,749,476)	(2,175,453)
Next Fund	38,887,385	1,392,214	(7,613,889)	(6,221,675)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2022, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(26,462,033)	$26,462,033
Mid-Cap Growth Fund	(12,729,248)	12,729,248
Fool 100 Fund	(20,166,702)	20,166,702
Small-Cap Growth Fund	(12,327,921)	12,327,921
Capital Efficiency Fund	68,394	(68,394)
Next Fund	18,930	(18,930)

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Post October Losses and Qualified Late- Year losses	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$—	$330,055	$—	$—	$166,667,607	$166,997,662
Mid-Cap Growth Fund	—	—	—	(597,461)	86,034,240	85,436,779
Fool 100 Fund	982,823	—	(7,662,331)	—	92,202,331	85,522,823
Small-Cap Growth Fund	—	—	(953,492)	(381,671)	(20,127,252)	(21,462,415)
Capital Efficiency Fund	42,783	—	(43,550)	—	(2,175,453)	(2,176,220)
Next Fund	50,952	—	(230,350)	—	(6,221,675)	(6,401,073)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

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FEBRUARY 28, 2023 (UNAUDITED)

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2022 and August 31, 2021 was as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2022	$13,281,199	$34,767,880	$48,049,079
	2021	254,531	38,103,932	38,358,463
Mid-Cap Growth Fund	2022	—	20,813,933	20,813,933
	2021	—	32,831,307	32,831,307
Fool 100 Fund	2022	309,330	1,016,460	1,325,790
	2021	1,067,239	562,320	1,629,559
Small-Cap Growth Fund	2022	—	3,829,540	3,829,540
	2021	454,925	7,916,932	8,371,857
Capital Efficiency Fund	2022	—	—	—
Next Fund	2022	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022. The Mid-Cap Growth Fund and Small-Cap Growth Fund deferred $514,142 post October loss and $83,319 late-year loss and $185,190 post October loss and $196,481 late-year loss, respectively, which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2022, the Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund had unexpiring short-term losses of $7,662,331, $953,492, $43,550 and $230,350, respectively.

6. SHARE TRANSACTIONS

Shares of the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund and Small-Cap Growth Fund are listed and trade on the Cboe BZX Exchange, Inc. Shares of the Capital Efficiency Fund and Next Fund are listed and trade on the NYSE, Arca, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$39,800,691	$40,505,678	$41,631
Mid-Cap Growth Fund	46,995,272	48,038,164	27,161
Fool 100 Fund	23,562,746	24,089,336	29,298
Small-Cap Growth Fund	31,554,214	32,266,314	17,210

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the

77

Motley Fool Asset Management ETFs

Notes to Financial Statements (Concluded)

FEBRUARY 28, 2023 (UNAUDITED)

Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$39,800,691	$—	$39,800,691	$(39,800,691)	$—	$—
Mid-Cap Growth Fund	46,995,272	—	46,995,272	(46,995,272)	—	—
Fool 100 Fund	23,562,746	—	23,562,746	(23,562,746)	—	—
Small-Cap Growth Fund	31,554,214	—	31,554,214	(31,554,214)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

78

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

79

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Principal Underwriters

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Foreside Funds Distributors, LLC
899 Cassatt Road
400 Berwyn Park, Suite 110
Berwyn, PA 19312

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

80

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Optima Strategic Credit Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2023

(Unaudited)

Optima Strategic Credit Fund

Performance Data	1
Fund Expense Example	2
Portfolio Holdings Summary Table	3
Portfolio of Investments	4
Statement of Assets And Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes To Financial Statements	10
Other Information	18

Optima Strategic Credit Fund

Performance Data

February 28, 2023 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2023
	Six Months	One Year	Since Inception(1)
Optima Strategic Credit Fund	-0.04%	-1.04%	-1.14%
iBoxx USD Liquid High Yield Index(2)(3)(4)	2.72%	-5.36%	-8.70%
Markit CDX North America High Yield Index(2)(4)	8.65%	4.65%	1.78%

Fund Expense Ratio(5) 1.25%
Gross Expense Ratio(6) 1.71%

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.

(2)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(3)

The iBoxx USD Liquid High Yield Index seeks to accurately and objectively replicate the USD High Yield Corporate Bond Market by utilizing multi-source independent pricing and quality tested reference data. The index consists of liquid USD high yield bonds and is subject to monthly rebalancing and daily total return calculations to maintain a high quality rendering of bond market performance. The index is market-value weighted with an issuer cap of 3%.

(4)

Beginning on February 28, 2023, the Fund has opted to change its primary index from the iBoxx USD Liquid High Yield Index to the Markit CDX North America High Yield Index (the “HY Index”). The HY Index is composed of one hundred (100) liquid North American entities with high yield credit ratings that trade in the credit default swaps market.

(5)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratios.

(6)	The gross expense ratio of the Fund as of the most recent prospectus.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) to 1.25% of the Fund’s average daily net assets attributable to Founders Class Shares. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Financial Highlights for current figures.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of investments will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

1

Optima Strategic Credit Fund

Fund Expense Example

February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Founders Class Shares
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$ 1,000.00	$ 999.60	$6.20	1.25%	-0.04%
Hypothetical (5% return before expenses)	1,000.00	1,024.79	6.28	1.25%	N/A

*

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2022 to February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

Optima Strategic Credit Fund

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	54.7%	$27,842,774
Money Market Deposit Account	20.3	10,329,721
OTHER ASSETS IN EXCESS OF LIABILITIES	25.0	12,715,395
NET ASSETS	100.0%	$50,887,890

Portfolio holdings are subject to change at any time.

Refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the financial statements.
3

Optima Strategic Credit Fund

Portfolio of Investments

February 28, 2023 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 75.0%
U.S. TREASURY OBLIGATIONS — 54.7%
United States Treasury Bill	1.620%	03/23/23	13,000	$12,965,819
United States Treasury Bill	3.911%	03/30/23	8,000	7,971,983
United States Treasury Bill	4.130%	04/06/23	1,000	995,582
United States Treasury Bill	2.856%	06/15/23	5,000	4,930,979
United States Treasury Bill	3.235%	08/10/23	1,000	978,411
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,904,736)				27,842,774

	Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT — 20.3%
U.S. Bank Money Market Deposit Account, 4.25%(a)	10,330	10,329,721
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $10,329,721)		10,329,721

TOTAL SHORT-TERM INVESTMENTS — 75.0%
(Cost $38,234,457)		38,172,495

OTHER ASSETS IN EXCESS OF LIABILITIES — 25.0%		12,715,395
NET ASSETS — 100.0%		$50,887,890

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of the financial statements.
4

Optima Strategic Credit Fund

SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS

February 28, 2023 (Unaudited)

Counterparty	Reference Entity	Protection	Termination Date	Pay Fixed Rate	Payment Frequency	NOTIONAL AMOUNT	Value	Premium paid	UNREALIZED APPRECIATION (DEPRECIATION)
Wells Fargo	Markit CDX North American High Yield (Series #39)	Sell	12/20/2027	5.000%	Quarterly	45,000,000	$888,825	$1,179,847	$(291,022)
Total Credit Default Swap Contracts							$888,825	$1,179,847	$(291,022)

The accompanying notes are an integral part of the financial statements.
5

Optima Strategic Credit Fund

Statement of Assets And Liabilities

February 28, 2023 (Unaudited)

ASSETS
Short-term investments, at value (cost $38,234,457)	$38,172,495
Cash	4,086,138
Deposit at Broker for Swap Contracts	8,680,746
Receivables for:
Variation margin on centrally cleared swaps	145
Interest	16,584
Prepaid expenses and other assets	994
Total assets	50,957,102

LIABILITIES
Payables for:
Advisory fees	32,030
Administration and accounting services fees	11,031
Audit expenses	8,962
Transfer agent fees	7,127
Printing and shareholder reporting fees	6,261
Custodian fees	1,080
Blue Sky Fees	703
Other accrued expenses and liabilities	2,018
Total liabilities	69,212
Net assets	$50,887,890

NET ASSETS CONSIST OF:
Par value	$5,167
Paid-in capital	51,282,630
Total distributable earnings/(losses)	(399,907)
Net assets	$50,887,890

FOUNDERS CLASS SHARES:
Net assets	$50,887,890
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,166,519
Net asset value, offering and redemption price per share	$9.85

The accompanying notes are an integral part of the financial statements.
6

Optima Strategic Credit Fund

Statement of Operations

For the Six-Month Period Ended February 28, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$559,580
Broker interest income	13,100
Total investment income	572,680
EXPENSES
Advisory fees (Note 2)	123,137
Offering costs	82,234
Transfer agent fees (Note 2)	36,609
Administration and accounting services fees (Note 2)	26,519
Audit fees and tax services	7,748
Registration and filing fees	3,821
Printing and shareholder reporting fees	3,381
Legal fees	2,427
Custodian fees (Note 2)	667
Officer fees	292
Director fees	238
Other expenses	76
Broker interest expense	48,753
Recoupment	54,198
Total expenses before waivers and/or reimbursements	390,100
Less: waivers and/or reimbursements (Note 2)	(33,505)
Net expenses after waivers and/or reimbursements	356,595
Net investment income/(loss)	216,085
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Swap contracts	(77,268)
Net change in unrealized appreciation/(depreciation) from:
Short-term investments	124,638
Swap contracts	(291,022)
Net realized and unrealized gain/(loss) from investments	(243,652)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,567)

The accompanying notes are an integral part of the financial statements.
7

Optima Strategic Credit Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 28, 2023 (Unaudited)	For the Period Ended August 31, 2022*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$216,085	$3,277
Net realized gain/(loss) from investments	(77,268)	(852)
Net change in unrealized appreciation/(depreciation) on investments	(166,384)	(186,600)
Net increase/(decrease) in net assets resulting from operations	(27,567)	(184,175)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(188,165)	—
Net decrease in net assets from dividends and distributions to shareholders	(188,165)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,930,649	41,719,542
Proceeds from reinvestment of distributions	188,165	—
Shares redeemed	(1,117,512)	(433,047)
Net increase/(decrease) in net assets from capital share transactions	10,001,302	41,286,495
Total increase/(decrease) in net assets	9,785,570	41,102,320
NET ASSETS:
Beginning of period	41,102,320	—
End of period	$50,887,890	$41,102,320
SHARE TRANSACTIONS:
Shares sold	1,106,168	4,197,861
Shares reinvested	19,063	—
Shares redeemed	(113,115)	(43,458)
Net increase/(decrease) in shares outstanding	1,012,116	4,154,403

*	Inception date of the Founders Class Shares of the Fund was December 29, 2021.

The accompanying notes are an integral part of the financial statements.
8

Optima Strategic Credit Fund

Financial Highlights

Contained below is per share operating performance data for Founders Class outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six-Month Period Ended February 28, 2023 (Unaudited)		For the Period December 29, 2021(1) to August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.00
Net investment income/(loss)(2)	0.04		—
Net realized and unrealized gain/(loss) from investments	(0.04)		(0.11)
Net increase/(decrease) in net assets resulting from operations	—		(0.11)
Total dividends and distributions to shareholders	(0.04)		—
Net asset value, end of period	$9.85		$9.89
Total investment return/(loss)(3)	(0.04	)%(4)	(1.10	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,888		$41,102
Ratio of expenses to average net assets with waivers and/or reimbursements	1.36	%(5)	1.48	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	1.28	%(5)	1.94	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	1.25	%(5)	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (excluding interest expense)	1.17	%(5)	1.71	%(5)
Ratio of net investment income/(loss) to average net assets	0.88	%(5)	0.03	%(5)
Portfolio turnover rate	0	%(4)	0	%(4)

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
9

Optima Strategic Credit Fund

Notes To Financial Statements

February 28, 2023 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the Optima Strategic Credit Fund (the “Fund”), which commenced investment operations on December 29, 2021. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. Investor Class Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

Portfolio Valuation — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Optima Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

10

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2023 (Unaudited)

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Total Investments*
Short-Term Investments	$38,172,495	$10,329,721	$27,842,774	$—
Total Investments	$38,172,495	$10,329,721	$27,842,774	$—

Other Financial Instruments**

Liabilities
Unrealized Depreciation on Swap Contracts	(291,022)	—	(291,022)	—
Total Other Financial Instruments	$(291,022)	$—	$(291,022)	$—

*	Please refer to the Portfolio of Investments for further details.

**

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

11

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2023 (Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Credit Default Swap – During the current fiscal period, the Fund entered into a credit default swap to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposit at Broker for Swap Contracts on the Statement of Assets and Liabilities. The average monthly notional value of the credit default swap in the Fund during the current fiscal period was as follows:

Portfolio
Optima Strategic Credit Fund	$21,200,000

Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as a payable or receivable on the Statement of Assets and Liabilities as “Variation margin on centrally cleared swaps” and settled daily against the Portfolio’s margin account. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. Customer Account Agreements (“CAA”) and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.

12

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2023 (Unaudited)

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
RISK	DERIVATIVE TYPE	LOCATION	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Credit	Swap contracts	Swap contracts	$(77,268)	$(291,022)

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Assets and Liabilities was as follows:

	STATEMENT OF ASSETS AND LIABILITIES
RISK	DERIVATIVE TYPE	LOCATION	Amount
Liability Derivatives
Credit	Swap contracts	Unrealized depreciation on swap contracts*	$(291,022)
Total Value - Liabilities			$(291,022)

*	Includes cumulative appreciation/depreciation on centrally cleared swaps

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income.

Active Management Risk — The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Sub-Adviser and on Anthony Capital Management, LLC’s (the “Sub-Adviser”) ability to correctly identify economic trends.

Cash Positions Risk — The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Counterparty Risk — Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk — Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

13

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2023 (Unaudited)

Credit Default Swap Risk — Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swap, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of credit default swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

Cyber Security Risk — Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Fixed Income Securities Risk — Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Government Intervention and Regulatory Changes — The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, in October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. These rules could have a substantial effect on the ability of the Fund to implement fully its investment strategy, as described herein, which may limit the Fund’s ability to achieve its objective.

High Yield Securities — High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Interest Rate Risk— Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. Changing interest rates may have unpredictable

14

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2023 (Unaudited)

effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Cash and Cash Equivalents —The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits and is classified as Cash and Cash Equivalents on the Statement of Assets and Liabilities.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Optima Asset Management LLC serves as the investment adviser for the Fund. Anthony Capital Management, LLC serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the“Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Sub-Adviser out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2023.

Advisory Fee	Expense Cap
Founders Class
.50%	1.25%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers	Recoupment	Net Advisory Fees
$123,137	$(33,505)	$54,198	$143,830

15

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2023 (Unaudited)

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
AUGUST 31, 2025	August 31, 2026
$2,965	$33,505

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. As of the end of the reporting period, there were no director and officer fees charged or paid by the Fund.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

16

Optima Strategic Credit Fund

Notes To Financial Statements (Concluded)

February 28, 2023 (Unaudited)

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$37,171,685	$—	$(186,600)	$(186,600)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$3,277	$—	$(186,600)	$(852)	$—	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2022 were as follows:

	Ordinary Income	Long-Term Gains	Total
2022	$—	$—	$—

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Fund had unexpiring short-term losses of $852 to offset future capital gains.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

17

Optima Strategic Credit Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (866) 239-2026 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

18

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Investment Adviser
Optima Asset Management LLC
10 East 53rd Street
New York, New York 10022

Sub-Adviser
Anthony Capital Management, LLC
421 George Street, Suite 206
De Pere, Wisconsin 54115

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

OSCF-SAR23

SGI U.S. LARGE CAP EQUITY FUND

SGI U.S. SMALL CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT GROWTH FUND

SGI PEAK GROWTH FUND

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2023
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP EQUITY FUND - CLASS I SHARES

Performance Data

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception(2)
Class I Shares	2.36%	-1.23%	7.55%	9.99%	10.20%
S&P 500® Index(3)	1.26%	-7.69%	9.82%	12.25%	12.36%

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on February 29, 2012.

(3)	Benchmark performance is from the inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 0.96% and 0.92%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS A SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (without sales charge)	2.17%	-1.46%	6.74%	7.28%	8.34%
Class A Shares (with sales charge)	-3.19%	-6.65%	4.84%	6.13%	7.55%
S&P 500® Index(3)	1.26%	-7.69%	12.15%	9.82%	11.21%

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on October 29, 2015.

(3)	Benchmark performance is from the inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 1.21% and 1.17%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS C SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class C Shares	1.83%	-2.17%	6.10%	6.58%	7.92%
S&P 500® Index(3)	1.26%	-7.69%	12.15%	9.82%	11.77%

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on December 31, 2015.

(3)	Benchmark performance is from the inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 1.96% and 1.92%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. SMALL CAP EQUITY FUND - CLASS I SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class I Shares	2.70%	-1.16%	2.51%	1.26%	4.55%
Russell 2000® Index(3)	3.63%	-6.02%	10.08%	6.01%	9.43%

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from the inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 1.46% and 1.23%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI U.S. SMALL CAP EQUITY FUND - CLASS A SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months (1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (without sales charge)	2.63%	-1.34%	2.28%	1.04%	4.33%
Class A Shares (with sales charge)	-2.76%	-6.55%	0.45%	-0.04%	3.52%
Russell 2000® Index(3)	3.63%	-6.02%	10.08%	6.01%	9.43%

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from the inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 1.71% and 1.48%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.48% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.48%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.48% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI U.S. SMALL CAP EQUITY FUND - CLASS C SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class C Shares	2.25%	-1.48%	1.69%	0.40%	3.62%
Russell 2000® Index(3)	3.63%	-6.02%	10.08%	6.01%	9.43%

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from the inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 2.46% and 2.23%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 2.23% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 2.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 2.23% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI GLOBAL EQUITY FUND - CLASS I SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023(2)
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception
Class I Shares(3)	2.42%	-5.31%	5.48%	8.83%	13.28%
MSCI ACWI Index(4)	3.32%	-8.26%	5.82%	7.93%	10.67%

(1)	Not annualized.

(2)	Returns for periods prior to January 3, 2017 were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy.

(3)

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Fund. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.

(4)	Benchmark performance is from the inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 1.01% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2023 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2023 unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The MSCI ACWI Index (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With more than 3,000 constituents, the Index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in an index.

SGI PRUDENT GROWTH FUND - CLASS I SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Since Inception
Class I Shares	1.47%	-5.48%	1.92%(2)
S&P 500® Index(3)	1.26%	-7.69%	9.54%
Composite Index(4)	0.07%	-8.16%	3.97%

(1)	Not annualized.

(2)	Inception date of the Fund is June 8, 2020.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

(4)	The Composite Index is comprised of the S&P 500® Index and Bloomberg US Aggregate Bond Index, weighted 60% and 40%, respectively.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022 are 2.11% and 2.20%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2023 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 1.70% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2023, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.70% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

The Bloomberg US Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. It is not possible to invest directly in an index.

SGI PEAK GROWTH FUND - CLASS I SHARES

Performance Data (continued)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Since Inception
Class I Shares	2.71%	-4.19%	5.13%(2)
S&P 500® Index(3)	1.26%	-7.69%	9.54%

(1)	Not annualized.

(2)	Inception date of the Fund is June 8, 2020.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022 are 2.35% and 2.47%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2023 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 1.70% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect December 31, 2023, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.70% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI SMALL CAP CORE FUND - CLASS I SHARES

Performance Data (CONCLUDED)

February 28, 2023 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2023
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception(2)
Class I Shares	7.23%	2.22%	7.83%	10.16%	10.65%
Russell 2000® Index	3.63%	-6.02%	6.01%	9.06%	8.03%

(1)	Not annualized.

(2)	For the period October 1, 1999 (commencement of operations) through February 28, 2023.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2022, are 1.33% and 1.23%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2023 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2023 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

February 28, 2023 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	SGI U.S. Large Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2022	Ending Account Value FEBRUARY 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,023.60	$ 4.92	0.98%	2.36%
Class A Shares	1,000.00	1,021.70	6.17	1.23	2.17
Class C Shares	1,000.00	1,018.30	9.91	1.98	1.83

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,019.89	$ 4.91	0.98%	N/A
Class A Shares	1,000.00	1,018.65	6.16	1.23	N/A
Class C Shares	1,000.00	1,014.93	9.89	1.98	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (CONTINUED)

February 28, 2023 (UNAUDITED)

	SGI U.S. Small Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2022	Ending Account Value FEBRUARY 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,027.00	$ 6.18	1.23%	2.70%
Class A Shares	1,000.00	1,026.30	7.44	1.48	2.63
Class C Shares	1,000.00	1,022.50	11.18	2.23	2.25

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%	N/A
Class A Shares	1,000.00	1,017.46	7.40	1.48	N/A
Class C Shares	1,000.00	1,013.74	11.13	2.23	N/A

	SGI Global Equity Fund
	Beginning Account Value SEPTEMBER 1, 2022	Ending Account Value FEBRUARY 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,024.20	$ 4.22	0.84%	2.42%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%	N/A

	SGI Prudent GROWTH Fund
	Beginning Account Value SEPTEMBER 1, 2022	Ending Account Value FEBRUARY 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,014.70	$ 7.79	1.56%	1.47%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,017.06	$ 7.80	1.56%	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

February 28, 2023 (UNAUDITED)

	SGI Peak Growth Fund
	Beginning Account Value SEPTEMBER 1, 2022	Ending Account Value FEBRUARY 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,027.10	$ 8.19	1.63%	2.71%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,016.71	$ 8.15	1.63%	N/A

	SGI small cap CORE Fund
	Beginning Account Value SEPTEMBER 1, 2022	Ending Account Value FEBRUARY 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class L Shares	$ 1,000.00	$ 1,072.30	$ 6.32	1.23%	7.23%

Hypothetical (5% return before expenses)
Class L Shares	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2022 to February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. Each Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for each Fund.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	10.2%	$40,890,251
Food	9.5	38,133,643
Insurance	9.3	37,092,589
Software	9.2	36,889,031
Biotechnology	8.6	34,155,410
Electric	6.9	27,686,327
Oil & Gas	6.3	25,246,595
Banks	4.9	19,616,739
Retail	4.3	17,169,066
Computers	3.9	15,713,579
REITS	2.9	11,489,477
Telecommunications	2.6	10,338,019
Distribution/Wholesale	2.5	10,021,132
Media	2.4	9,749,885
Commercial Services	2.1	8,400,268
Electronics	1.9	7,460,172
Chemicals	1.3	5,001,240
Hand & Machine Tools	1.2	4,898,996
Internet	1.2	4,845,440
Semiconductors	0.9	3,744,027
Water	0.9	3,663,918
Diversified Financial Services	0.9	3,361,406
Household Products/Wares	0.7	2,763,605
Advertising	0.7	2,590,302
Environmental Control	0.6	2,560,896
Miscellaneous Manufacturing	0.6	2,537,413
Aerospace/Defense	0.6	2,347,473
Healthcare-Services	0.4	1,703,230
Electrical Components & Equipment	0.3	1,132,480
Building Materials	0.2	833,055
Healthcare-Products	0.2	814,928
Apparel	0.2	809,286
Engineering & Construction	0.2	794,512
Transportation	0.2	763,288
SHORT-TERM INVESTMENTS	1.2	4,604,757
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	19,414
NET ASSETS	100%	$399,841,849

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Advertising — 0.7%
Omnicom Group, Inc.	28,600	$2,590,302
Aerospace/Defense — 0.6%
General Dynamics Corp.	10,300	2,347,473
Apparel — 0.2%
Tapestry, Inc.	18,600	809,286
Banks — 4.9%
Bank of New York Mellon Corp., (The)	80,300	4,085,664
Citizens Financial Group, Inc.	186,300	7,779,888
Fifth Third Bancorp	81,100	2,943,930
JPMorgan Chase & Co.	23,800	3,411,730
KeyCorp	76,300	1,395,527
		19,616,739
Biotechnology — 8.6%
Gilead Sciences, Inc.	144,500	11,636,585
Incyte Corp.*	125,600	9,668,688
Royalty Pharma PLC, Class A, (United Kingdom)	88,800	3,183,480
Vertex Pharmaceuticals, Inc.*	33,300	9,666,657
		34,155,410
Building Materials — 0.2%
Carrier Global Corp.	18,500	833,055
Chemicals — 1.3%
Eastman Chemical Co.	58,700	5,001,240
Commercial Services — 2.1%
Automatic Data Processing, Inc.	20,200	4,440,364
Gartner, Inc.*	2,400	786,744
S&P Global, Inc.	9,300	3,173,160
		8,400,268
Computers — 3.9%
Accenture PLC, Class A, (Ireland)	12,600	3,345,930
Apple, Inc.	67,200	9,905,952
Hewlett Packard Enterprise Co.	157,700	2,461,697
		15,713,579
Distribution/Wholesale — 2.5%
Copart, Inc.*	73,000	5,143,580
Fastenal Co.	58,300	3,005,948
WW Grainger, Inc.	2,800	1,871,604
		10,021,132
Diversified Financial Services — 0.9%
Ameriprise Financial, Inc.	3,500	1,200,045
Interactive Brokers Group, Inc., Class A	25,100	2,161,361
		3,361,406
Electric — 6.9%
AES Corp.	71,100	$1,754,748
Alliant Energy Corp.	67,200	3,445,344
American Electric Power Co., Inc.	13,400	1,178,798
CMS Energy Corp.	48,100	2,836,457
Consolidated Edison, Inc.	9,300	830,955
DTE Energy Co.	21,700	2,380,707
Evergy, Inc.	60,400	3,552,124
Exelon Corp.	22,800	920,892
PPL Corp.	134,700	3,646,329
Public Service Enterprise Group, Inc.	14,700	888,321
WEC Energy Group, Inc.	22,300	1,977,118
Xcel Energy, Inc.	66,200	4,274,534
		27,686,327
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	8,000	1,132,480
Electronics — 1.9%
Fortive Corp.	70,400	4,692,864
Keysight Technologies, Inc.*	17,300	2,767,308
		7,460,172
Engineering & Construction — 0.2%
AECOM	9,200	794,512
Environmental Control — 0.6%
Waste Management, Inc.	17,100	2,560,896
Food — 9.5%
Campbell Soup Co.	21,800	1,144,936
ConAgra Foods, Inc.	28,400	1,034,044
Hershey Co., (The)	44,800	10,676,736
Hormel Foods Corp.	75,500	3,350,690
Kellogg Co.	24,400	1,608,936
Kraft Heinz Co., (The)	41,400	1,612,116
Kroger Co., (The)	115,400	4,978,356
Lamb Weston Holdings, Inc.	95,900	9,651,376
Mondelez International, Inc., Class A	50,300	3,278,554
Sysco Corp.	10,700	797,899
		38,133,643
Hand & Machine Tools — 1.2%
Snap-on, Inc.	19,700	4,898,996
Healthcare-Products — 0.2%
Stryker Corp.	3,100	814,928
Healthcare-Services — 0.4%
Humana, Inc.	1,700	841,534
Laboratory Corp. of America Holdings	3,600	861,696
		1,703,230

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (CONtinued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Household Products/Wares — 0.7%
Kimberly-Clark Corp.	22,100	$2,763,605
Insurance — 9.3%
American Financial Group, Inc.	6,000	804,660
American International Group, Inc.	13,400	818,874
Aon PLC, Class A	3,900	1,185,795
Arch Capital Group Ltd., (Bermuda)*	163,500	11,445,000
Chubb Ltd., (Switzerland)	6,000	1,266,120
Fidelity National Financial, Inc.	128,600	5,125,996
Progressive Corp., (The)	84,700	12,156,144
Prudential Financial, Inc.	42,900	4,290,000
		37,092,589
Internet — 1.2%
GoDaddy, Inc., Class A*	64,000	4,845,440
Media — 2.4%
FactSet Research Systems, Inc.	14,100	5,845,155
Fox Corp., Class A	111,500	3,904,730
		9,749,885
Miscellaneous Manufacturing — 0.6%
Teledyne Technologies, Inc.*	5,900	2,537,413
Oil & Gas — 6.3%
Chevron Corp.	25,200	4,051,404
Exxon Mobil Corp.	74,200	8,155,322
Marathon Petroleum Corp.	42,300	5,228,280
Valero Energy Corp.	59,300	7,811,589
		25,246,595
Pharmaceuticals — 10.2%
AbbVie, Inc.	35,200	5,417,280
AmerisourceBergen Corp.	5,200	808,912
Bristol-Myers Squibb Co.	134,900	9,302,704
McKesson Corp.	15,700	5,492,017
Merck & Co., Inc.	112,100	11,909,504
Pfizer, Inc.	196,200	7,959,834
		40,890,251
REITS — 2.9%
Camden Property Trust	47,400	5,439,624
Public Storage	12,600	3,766,770
Simon Property Group, Inc.	18,700	2,283,083
		11,489,477
Retail — 4.3%
AutoZone, Inc.*	900	$2,237,886
Bath & Body Works, Inc.	18,600	760,182
Costco Wholesale Corp.	1,700	823,106
McDonald’s Corp.	17,300	4,565,643
TJX Cos, Inc., (The)	10,300	788,980
Wal-Mart Stores, Inc.	14,100	2,004,033
Yum! Brands, Inc.	47,100	5,989,236
		17,169,066
Semiconductors — 0.9%
Broadcom, Inc.	6,300	3,744,027
Software — 9.2%
Adobe Systems, Inc.*	25,700	8,325,515
ANSYS, Inc.*	3,100	941,191
Electronic Arts, Inc.	58,700	6,512,178
Fiserv, Inc.*	38,100	4,384,929
Intuit, Inc.	10,000	4,071,800
Microsoft Corp.	40,900	10,201,278
Roper Technologies, Inc.	5,700	2,452,140
		36,889,031
Telecommunications — 2.6%
Arista Networks, Inc.*	6,200	859,940
AT&T, Inc.	52,100	985,211
Cisco Systems, Inc.	175,400	8,492,868
		10,338,019
Transportation — 0.2%
Expeditors International of Washington, Inc.	7,300	763,288
Water — 0.9%
American Water Works Co., Inc.	26,100	3,663,918

TOTAL COMMON STOCKS
(Cost $349,950,288)		395,217,678

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (CONCLUDED)

February 28, 2023 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
U.S. Bank Money Market Deposit Account, 4.25% (a)	4,604,757	$4,604,757
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,604,757)		4,604,757
TOTAL INVESTMENTS — 100.0%
(Cost $354,556,045)		399,822,435
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		19,414
NET ASSETS — 100.0%		$399,841,849

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2023.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Banks	11.7%	$4,328,858
Food	9.9	3,641,233
Pharmaceuticals	8.4	3,113,300
Diversified Financial Services	7.8	2,886,958
Commercial Services	6.5	2,406,801
Transportation	6.2	2,278,027
Retail	4.6	1,715,078
Chemicals	4.3	1,586,908
Water	4.1	1,516,286
Software	3.9	1,449,168
Electric	3.4	1,271,464
REITS	3.1	1,154,270
Packaging & Containers	2.5	935,835
Building Materials	2.4	887,813
Computers	2.3	839,001
Distribution/Wholesale	2.0	728,823
Machinery-Diversified	1.9	710,541
Healthcare-Products	1.8	676,596
Electronics	1.7	640,909
Oil & Gas	1.6	572,775
Insurance	1.5	565,293
Savings & Loans	1.3	463,323
Engineering & Construction	1.2	436,663
Pipelines	1.2	431,720
Environmental Control	0.8	309,428
Real Estate	0.8	300,486
Gas	0.6	231,101
Miscellaneous Manufacturing	0.6	205,674
Auto Parts & Equipment	0.5	193,330
Healthcare-Services	0.5	167,160
Biotechnology	0.3	115,424
SHORT-TERM INVESTMENTS	1.0	356,602
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(130,710)
NET ASSETS	100%	$36,986,138

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Auto Parts & Equipment — 0.5%
Standard Motor Products, Inc.	4,961	$193,330
Banks — 11.7%
Bank of Marin Bancorp	2,000	58,000
Bankwell Financial Group, Inc.	2,900	87,522
BayCom Corp.	3,500	71,855
BCB Bancorp, Inc.	6,600	114,510
City Holding Co.	2,300	225,860
CrossFirst Bankshares, Inc.*	10,900	154,235
Enterprise Financial Services Corp.	3,400	185,164
Equity Bancshares, Inc., Class A	6,625	199,147
Esquire Financial Holdings, Inc.	4,100	188,559
Farmers National Banc Corp.	8,700	123,975
First Bancshares, Inc., (The)	6,900	216,039
First Financial Corp.	9,504	417,701
Great Southern Bancorp, Inc.	4,500	261,855
HarborOne Bancorp, Inc.	11,000	150,370
Independent Bank Corp.	5,300	116,865
Merchants Bancorp	6,875	207,969
Old Second Bancorp, Inc.	18,600	308,388
Origin Bancorp, Inc.	7,500	284,325
Peapack-Gladstone Financial Corp.	6,135	227,915
Stellar Bancorp, Inc.	200	5,850
Unity Bancorp, Inc.	4,200	110,922
Westamerica BanCorp	11,100	611,832
		4,328,858
Biotechnology — 0.3%
Ligand Pharmaceuticals, Inc.*	1,600	115,424
Building Materials — 2.4%
Apogee Enterprises, Inc.	5,000	228,800
Eagle Materials, Inc.	3,000	420,960
Griffon Corp.	3,800	138,586
Louisiana-Pacific Corp.	1,700	99,467
		887,813
Chemicals — 4.3%
AdvanSix, Inc.	3,400	139,910
American Vanguard Corp.	16,448	343,270
Balchem Corp.	5,450	708,500
Hawkins, Inc.	7,600	309,092
Koppers Holdings, Inc.	2,400	86,136
		1,586,908
Commercial Services — 6.5%
Barrett Business Services Inc.	1,900	$182,362
CorVel Corp.*	3,275	590,417
Forrester Research, Inc.*	5,400	177,606
Franklin Covey Co.*	7,900	370,273
Grand Canyon Education, Inc.*	2,500	283,225
ICF International, Inc.	5,950	591,965
Insperity, Inc.	1,700	210,953
		2,406,801
Computers — 2.3%
ExlService Holdings, Inc.*	5,100	839,001
Distribution/Wholesale — 2.0%
Titan Machinery, Inc.*	10,625	486,519
Veritiv Corp.	1,600	242,304
		728,823
Diversified Financial Services — 7.8%
AssetMark Financial Holdings, Inc.*	8,600	269,180
First Western Financial, Inc.*	2,600	67,262
Houlihan Lokey, Inc.	7,875	753,638
International Money Express, Inc.*	22,728	580,700
Nelnet, Inc., Class A	2,200	206,514
PJT Partners, Inc., Class A	12,800	1,009,664
		2,886,958
Electric — 3.4%
Avangrid, Inc.	5,400	210,762
Clearway Energy, Inc., Class C	11,700	367,497
Hawaiian Electric Industries, Inc.	8,900	360,005
PNM Resources, Inc.	6,800	333,200
		1,271,464
Electronics — 1.7%
OSI Systems, Inc.*	6,925	640,909
Engineering & Construction — 1.2%
NV5 Global, Inc.*	4,150	436,663
Environmental Control — 0.8%
Heritage-Crystal Clean, Inc.*	8,600	309,428
Food — 9.9%
Ingles Markets, Inc., Class A	4,200	375,480
John B Sanfilippo & Son, Inc.	5,200	466,804
Lancaster Colony Corp.	2,200	422,356
SpartanNash Co.	7,700	206,052
Sprouts Farmers Market, Inc.*	30,300	917,787
Tootsie Roll Industries, Inc.	15,258	671,810
Weis Markets, Inc.	7,600	580,944
		3,641,233
Gas — 0.6%
ONE Gas, Inc.	2,883	231,101

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments (CONCLUDED)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Healthcare-Products — 1.8%
Atrion Corp.	300	$170,400
UFP Technologies, Inc.*	4,300	506,196
		676,596
Healthcare-Services — 0.5%
National HealthCare Corp.	3,000	167,160
Insurance — 1.5%
CNA Financial Corp.	5,000	218,900
Hanover Insurance Group Inc., (The)	1,500	209,220
Safety Insurance Group, Inc.	1,700	137,173
		565,293
Machinery-Diversified — 1.9%
Alamo Group, Inc.	2,925	533,491
Tennant Co.	2,500	177,050
		710,541
Miscellaneous Manufacturing — 0.6%
Chase Corp.	2,100	205,674
Oil & Gas — 1.6%
Chord Energy Corp.	2,375	319,723
Kimbell Royalty Partners LP	16,400	253,052
		572,775
Packaging & Containers — 2.5%
Silgan Holdings, Inc.	17,525	935,835
Pharmaceuticals — 8.4%
Amphastar Pharmaceuticals, Inc.*	14,400	458,784
Anika Therapeutics, Inc.*	2,500	79,250
Collegium Pharmaceutical, Inc.*	30,003	795,980
Ironwood Pharmaceuticals Inc., Class A*	6,400	72,128
Premier, Inc., Class A	13,500	434,565
Prestige Brands Holdings, Inc.*	15,382	926,765
Supernus Pharmaceuticals, Inc.*	9,200	345,828
		3,113,300
Pipelines — 1.2%
DT Midstream, Inc.	8,600	431,720
Real Estate — 0.8%
McGrath RentCorp	1,800	185,112
RMR Group Inc., Class A, (The)	4,100	115,374
		300,486
REITS — 3.1%
CareTrust REIT, Inc.	6,700	131,789
Rexford Industrial Realty, Inc.	9,700	586,462
Ryman Hospitality Properties, Inc.	4,700	436,019
		1,154,270
Retail — 4.6%
AutoNation, Inc.*	1,500	$204,765
Murphy USA, Inc.	3,700	943,833
PC Connection, Inc.	3,600	157,680
Winmark Corp.	1,400	408,800
		1,715,078
Savings & Loans — 1.3%
Hingham Institution For Savings, (The)	225	64,057
HomeTrust Bancshares, Inc.	7,000	204,890
Southern Missouri Bancorp, Inc.	4,200	194,376
		463,323
Software — 3.9%
CSG Systems International, Inc.	10,700	601,340
SPS Commerce, Inc.*	2,000	301,280
Teradata Corp.*	5,800	236,408
Verra Mobility Corp.*	18,000	310,140
		1,449,168
Transportation — 6.2%
Heartland Express, Inc.	26,440	426,477
Landstar System, Inc.	5,200	940,108
Werner Enterprises, Inc.	19,622	911,442
		2,278,027
Water — 4.1%
American States Water Co.	9,900	884,070
California Water Service Group	11,045	632,216
		1,516,286
TOTAL COMMON STOCKS
(Cost $32,715,568)		36,760,246

SHORT-TERM INVESTMENTS — 1.0%
U.S. Bank Money Market Deposit Account, 4.25% (a)	356,602	356,602
TOTAL SHORT-TERM INVESTMENTS
(Cost $356,602)		356,602
TOTAL INVESTMENTS — 100.4%
(Cost $33,072,170)		37,116,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(130,710)
NET ASSETS — 100.0%		$36,986,138

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2023.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Telecommunications	11.3%	$14,713,800
Banks	11.3	14,665,318
Pharmaceuticals	8.8	11,459,150
Food	8.0	10,419,767
Diversified Financial Services	7.0	9,027,678
Biotechnology	6.3	8,183,607
Auto Manufacturers	3.9	5,008,016
Semiconductors	3.7	4,736,608
Electronics	3.6	4,661,175
Insurance	3.6	4,658,581
Software	3.3	4,336,730
Media	3.0	3,937,689
Computers	2.7	3,501,153
Internet	2.6	3,314,010
Oil & Gas	2.3	3,008,904
Electric	2.2	2,896,524
Home Furnishings	2.0	2,567,136
Mining	1.8	2,383,536
REITS	1.8	2,296,174
Healthcare-Products	1.7	2,146,980
Commercial Services	1.4	1,810,125
Machinery-Diversified	1.4	1,801,086
Retail	1.3	1,710,721
Chemicals	1.2	1,504,839
Beverages	1.0	1,255,916
Building Materials	0.5	689,920
Office/Business Equipment	0.4	542,890
Auto Parts & Equipment	0.2	242,675
SHORT-TERM INVESTMENTS	1.7	2,213,673
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(17,245)
NET ASSETS	100%	$129,677,136

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Auto Manufacturers — 3.9%
Honda Motor Co., Ltd., (Japan) SP ADR	124,800	$3,241,056
Toyota Motor Corp., (Japan) SP ADR	13,000	1,766,960
		5,008,016
Auto Parts & Equipment — 0.2%
Gentex Corp.	8,500	242,675
Banks — 11.3%
Bank of Montreal, (Canada)	17,900	1,696,204
Bank of Nova Scotia, (The), (Canada)	30,400	1,504,192
Credicorp Ltd., (Bermuda)	20,700	2,637,594
HSBC Holdings PLC, (United Kingdom) SP ADR	95,900	3,673,929
Royal Bank of Canada, (Canada)	48,100	4,881,188
Shinhan Financial Group Co., Ltd., (South Korea) ADR*	9,300	272,211
		14,665,318
Beverages — 1.0%
Coca-Cola Co., (The)	3,900	232,089
PepsiCo, Inc.	5,900	1,023,827
		1,255,916
Biotechnology — 6.3%
Incyte Corp.*	55,400	4,264,692
Vertex Pharmaceuticals, Inc.*	13,500	3,918,915
		8,183,607
Building Materials — 0.5%
Johnson Controls International PLC, (Ireland)	11,000	689,920
Chemicals — 1.2%
Air Products & Chemicals, Inc.	4,300	1,229,714
Sociedad Quimica y Minera de Chile SA, (Chile) SP ADR	3,100	275,125
		1,504,839
Commercial Services — 1.4%
FTI Consulting, Inc.*	1,500	275,565
H&R Block, Inc.	41,700	1,534,560
		1,810,125
Computers — 2.7%
Check Point Software Technologies Ltd., (Israel)*	17,000	2,103,240
Cognizant Technology Solutions Corp., Class A	14,300	895,609
Pure Storage, Inc., Class A*	17,600	502,304
		3,501,153
Diversified Financial Services — 7.0%
Houlihan Lokey, Inc.	42,700	$4,086,390
LPL Financial Holdings, Inc.	19,800	4,941,288
		9,027,678
Electric — 2.2%
Fortis, Inc., (Canada)	73,200	2,896,524
Electronics — 3.6%
Garmin Ltd., (Switzerland)	47,500	4,661,175
Food — 8.0%
Campbell Soup Co.	5,100	267,852
ConAgra Foods, Inc.	7,200	262,152
Flowers Foods, Inc.	8,600	239,768
General Mills, Inc.	30,700	2,440,957
Hormel Foods Corp.	32,700	1,451,226
Kellogg Co.	44,100	2,907,954
Kraft Heinz Co., (The)	16,000	623,040
Lamb Weston Holdings, Inc.	10,100	1,016,464
Lancaster Colony Corp.	4,700	902,306
Tyson Foods, Inc., Class A	5,200	308,048
		10,419,767
Healthcare-Products — 1.7%
Medtronic PLC, (Ireland)	23,100	1,912,680
ResMed, Inc.	1,100	234,300
		2,146,980
Home Furnishings — 2.0%
Dolby Laboratories, Inc., Class A	31,200	2,567,136
Insurance — 3.6%
Chubb Ltd., (Switzerland)	4,020	848,300
Erie Indemnity Co., Class A	2,100	494,319
Everest Re Group, Ltd., (Bermuda)	1,200	460,764
Hanover Insurance Group Inc., (The)	1,900	265,012
Kinsale Capital Group, Inc.	900	286,830
Markel Corp.*	200	265,972
Old Republic International Corp.	67,400	1,777,338
Reinsurance Group of America, Inc.	1,800	260,046
		4,658,581
Internet — 2.6%
Alphabet, Inc., Class C*	36,700	3,314,010
Machinery-Diversified — 1.4%
Graco, Inc.	25,900	1,801,086
Media — 3.0%
Comcast Corp., Class A	6,300	234,171
Thomson Reuters Corp., (Canada)	30,600	3,703,518
		3,937,689

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio of Investments (CONCLUDED)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Mining — 1.8%
Franco-Nevada Corp., (Canada)	1,900	$242,383
Newmont Corp.	27,800	1,212,358
Wheaton Precious Metals Corp., (Canada)	22,300	928,795
		2,383,536
Office/Business Equipment — 0.4%
Canon, Inc., (Japan) SP ADR	25,286	542,890
Oil & Gas — 2.3%
Exxon Mobil Corp.	16,700	1,835,497
HF Sinclair Corp.	7,100	353,012
Shell PLC, (United Kingdom) ADR	13,500	820,395
		3,008,904
Pharmaceuticals — 8.8%
Bristol-Myers Squibb Co.	16,300	1,124,048
CVS Health Corp.	5,900	492,886
Dr Reddy’s Laboratories Ltd., (India) ADR	17,200	898,700
Merck & Co., Inc.	14,600	1,551,104
Neurocrine Biosciences, Inc.*	27,000	2,783,700
Novartis AG, (Switzerland) SP ADR	27,300	2,296,476
Novo Nordisk, (Denmark) SP ADR	16,400	2,312,236
		11,459,150
REITS — 1.8%
American Homes 4 Rent, Class A	42,300	1,312,146
Sun Communities, Inc.	1,800	257,652
Welltower, Inc.	9,800	726,376
		2,296,174
Retail — 1.3%
Costco Wholesale Corp.	1,900	919,942
Murphy USA, Inc.	3,100	790,779
		1,710,721
Semiconductors — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan) SP ADR	54,400	4,736,608
Software — 3.3%
Electronic Arts, Inc.	2,100	232,974
Microsoft Corp.	15,300	3,816,126
SS&C Technologies Holdings, Inc.	4,900	287,630
		4,336,730
Telecommunications — 11.3%
America Movil SAB de CV, Class L, (Mexico) SP ADR	22,900	$471,282
AT&T, Inc.	33,300	629,703
Chunghwa Telecom Co., Ltd., (Taiwan) SP ADR	31,000	1,159,710
Cisco Systems, Inc.	8,300	401,886
KT Corp., (South Korea) SP ADR*	95,900	1,109,563
Nice Ltd., (Isreal) SP ADR*	7,000	1,451,870
Orange SA, (France) SP ADR	63,300	726,684
Rogers Communications, Inc., Class B (Canada)	5,500	262,790
T-Mobile US, Inc.*	33,400	4,748,812
Verizon Communications, Inc.	63,600	2,468,316
Vodafone Group PLC, (United Kingdom) SP ADR	107,200	1,283,184
		14,713,800
TOTAL COMMON STOCKS
(Cost $123,774,923)		127,480,708

SHORT-TERM INVESTMENTS — 1.7%
U.S. Bank Money Market Deposit Account, 4.25% (a)	2,213,673	2,213,673
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,213,673)		2,213,673
TOTAL INVESTMENTS — 100.0%
(Cost $125,988,596)		129,694,381
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(17,245)
NET ASSETS — 100.0%		$129,677,136

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2023.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE-TRADED FUNDS	46.3%	$8,447,228
MUTUAL FUNDS	48.0	8,750,010
SHORT-TERM INVESTMENTS	5.7	1,043,209
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	45
NET ASSETS	100%	$18,240,492

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 46.3%
Exchange-Traded Funds — 46.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	11,516	$163,873
Invesco QQQ Trust Series 1	1,298	381,041
iShares 5-10 Year Investment Grade Corporate Bond ETF	2,094	104,428
iShares Core MSCI EAFE ETF	1,515	98,520
iShares Core S&P Small-Cap ETF	3,752	384,167
iShares Core U.S. Aggregate Bond ETF	33,960	3,304,648
iShares Edge MSCI Min Vol USA ETF	4,562	322,260
iShares MSCI USA Small-Cap Min Vol Factor ETF	5,503	196,732
PGIM Ultra Short Bond ETF	23,360	1,155,619
Schwab US Dividend Equity ETF	1,724	128,524
SPDR Portfolio Long Term Treasury ETF	3,191	94,230
SPDR Portfolio S&P 500 ETF	8,741	407,331
Vanguard S&P 500 ETF	4,685	1,705,855
		8,447,228
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,622,910)		8,447,228
MUTUAL FUNDS — 48.0%
Mutual Funds — 48.0%
SGI Global Equity Fund, Class I (a)	125,691	$4,127,698
SGI Small Cap Core Fund, Class I (a)	63,304	1,722,495
SGI US Large Cap Equity Fund, Class I (a)	125,063	2,173,590
SGI US Small Cap Equity Fund, Class I (a)	62,877	726,227
		8,750,010
TOTAL MUTUAL FUNDS
(Cost $9,067,984)		8,750,010

SHORT-TERM INVESTMENTS — 5.7%
U.S. Bank Money Market Deposit Account, 4.25% (b)	1,043,209	1,043,209
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,043,209)		1,043,209
TOTAL INVESTMENTS — 100.0%
(Cost $18,734,103)		18,240,447
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		45
NET ASSETS — 100.0%		$18,240,492

(a)	Affiliated company. See Note 7.

(b)	The rate shown is as of February 28, 2023.

ETF Exchange-Traded Funds

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE-TRADED FUNDS	22.7%	$3,330,438
MUTUAL FUNDS	74.2	10,894,732
SHORT-TERM INVESTMENTS	3.1	455,257
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	799
NET ASSETS	100%	$14,681,226

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 22.7%
Exchange-Traded Funds — 22.7%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5,084	$72,345
Invesco QQQ Trust Series 1	573	168,210
iShares 5-10 Year Investment Grade Corporate Bond ETF	925	46,130
iShares Core MSCI EAFE ETF	7,380	479,921
iShares Core MSCI Emerging Markets ETF	7,440	352,284
iShares Core S&P Small-Cap ETF	1,657	169,660
iShares Core U.S. Aggregate Bond ETF	1,761	171,363
iShares Edge MSCI Min Vol USA ETF	2,014	142,269
iShares MSCI USA Small-Cap Min Vol Factor ETF	2,430	86,872
PGIM Ultra Short Bond ETF	4,517	223,456
Schwab US Dividend Equity ETF	761	56,733
SPDR Portfolio Long Term Treasury ETF	1,409	41,608
SPDR Portfolio S&P 500 ETF	3,861	179,923
Vanguard S&P 500 ETF	3,130	1,139,664
		3,330,438
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,316,597)		3,330,438
MUTUAL FUNDS — 74.2%
Mutual Funds — 74.2%
SGI Global Equity Fund, Class I (a)	131,798	$4,328,236
SGI Small Cap Core Fund, Class I (a)	114,222	3,107,987
SGI US Large Cap Equity Fund, Class I (a)	149,167	2,592,524
SGI US Small Cap Equity Fund, Class I (a)	74,977	865,985
		10,894,732
TOTAL MUTUAL FUNDS
(Cost $11,089,673)		10,894,732

SHORT-TERM INVESTMENTS — 3.1%
U.S. Bank Money Market Deposit Account, 4.25% (b)	455,257	455,257
TOTAL SHORT-TERM INVESTMENTS
(Cost $455,257)		455,257
TOTAL INVESTMENTS — 100.0%
(Cost $14,861,527)		14,680,427
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		799
NET ASSETS — 100.0%		$14,681,226

(a)	Affiliated company. See Note 7.

(b)	The rate shown is as of February 28, 2023.

ETF Exchange-Traded Funds

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio Holdings Summary Table

February 28, 2023 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Services	7.2%	$7,035,854
Banks	6.7	6,501,603
Retail	6.4	6,172,844
Software	6.0	5,824,568
Building Materials	5.8	5,660,074
Diversified Financial Services	5.7	5,542,206
Transportation	4.7	4,536,944
Home Builders	4.2	4,113,229
Chemicals	3.8	3,703,650
Distribution/Wholesale	3.5	3,408,395
REITS	3.2	3,068,522
Oil & Gas	2.7	2,646,613
Oil & Gas Services	2.6	2,534,109
Insurance	2.4	2,367,038
Engineering & Construction	2.4	2,313,927
Food	2.4	2,300,623
Metal Fabricate/Hardware	2.4	2,297,951
Pharmaceuticals	2.2	2,124,667
Electric	2.2	2,115,816
Semiconductors	2.1	2,063,010
Telecommunications	1.9	1,873,787
Healthcare-Products	1.7	1,643,020
Savings & Loans	1.3	1,290,996
Cosmetics/Personal Care	1.1	1,082,790
Leisure Time	1.1	1,080,640
Healthcare-Services	1.0	955,348
Coal	1.0	939,344
Agriculture	1.0	928,570
Entertainment	0.9	917,320
Electronics	0.9	885,098
Hand/Machine Tools	0.9	841,016
Computers	0.8	769,110
Pipelines	0.8	753,390
Machinery-Construction & Mining	0.7	698,678
Iron/Steel	0.7	686,286
Electrical Components & Equipment	0.7	644,088
Auto Parts & Equipment	0.6	628,646
Apparel	0.6	609,070
Real Estate	0.4	412,440
Biotechnology	0.4	375,128
Miscellaneous Manufacturing	0.4	372,172
Machinery-Diversified	0.4	346,127

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio Holdings Summary Table (CONCLUDED)

February 28, 2023 (Unaudited)

	% of Net Assets	Value
Water	0.3%	$285,760
Internet	0.3	265,433
Packaging & Containers	0.3	256,320
SHORT-TERM INVESTMENTS	1.2	1,193,211
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(37,506)
NET ASSETS	100%	$97,027,925

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Agriculture — 1.0%
Andersons Inc., (The)	20,350	$928,570
Apparel — 0.6%
Urban Outfitters, Inc.*	22,600	609,070
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	10,100	479,750
Dana, Inc.	9,400	148,896
		628,646
Banks — 6.7%
BCB Bancorp, Inc.	10,100	175,235
Capital Bancorp, Inc.	8,200	166,542
Carter Bankshares, Inc.*	10,800	187,596
Civista Bancshares, Inc.	9,100	194,103
Coastal Financial Corp.*	10,900	503,035
ConnectOne Bancorp, Inc.	15,600	378,300
Customers Bancorp, Inc.*	10,400	320,320
First Bancorp Southern Pines	18,000	746,820
HarborOne Bancorp, Inc.	12,600	172,242
Independent Bank Corp.	5,600	123,480
Merchants Bancorp	17,100	517,275
Metropolitan Bank Holding Corp.*	12,100	675,301
Peapack-Gladstone Financial Corp.	13,300	494,095
Peoples Financial Services Corp.	900	44,595
QCR Holdings, Inc.	6,500	347,685
Red River Bancshares, Inc.	2,800	141,708
SmartFinancial, Inc.	5,800	158,340
South Plains Financial, Inc.	11,800	310,222
Southern First Bancshares, Inc.*	2,400	96,600
TriCo Bancshares	8,700	439,437
Westamerica BanCorp	5,600	308,672
		6,501,603
Biotechnology — 0.4%
Ligand Pharmaceuticals, Inc.*	5,200	375,128
Building Materials — 5.8%
Apogee Enterprises, Inc.	13,000	594,880
Boise Cascade Co.	2,300	158,953
Eagle Materials, Inc.	4,200	589,344
Griffon Corp.	21,500	784,105
Louisiana-Pacific Corp.	15,400	901,054
PGT Innovations, Inc.*	44,250	935,888
Simpson Manufacturing Co., Inc.	7,000	755,020
UFP Industries, Inc.	11,000	940,830
		5,660,074
Chemicals — 3.8%
AdvanSix, Inc.	23,000	$946,450
Avient Corp.	7,000	305,410
AZZ, Inc.	16,300	662,595
Chemours Co., (The)	3,900	133,302
Ecovyst, Inc.*	30,400	305,216
Ingevity Corp.*	5,600	462,336
Koppers Holdings, Inc.	10,900	391,201
Livent Corp.*	21,200	497,140
		3,703,650
Coal — 1.0%
Alpha Metallurgical Resources, Inc.	5,600	939,344
Commercial Services — 7.2%
ABM Industries, Inc.	1,000	48,410
AMN Healthcare Services, Inc.*	8,100	729,081
ASGN, Inc.*	7,100	630,480
Avis Budget Group, Inc.*	3,500	768,810
CorVel Corp.*	4,900	883,372
Franklin Covey Co.*	10,200	478,074
Grand Canyon Education, Inc.*	1,600	181,264
Herc Holdings, Inc.	6,300	904,617
Information Services Group, Inc.	33,200	174,964
Insperity, Inc.	6,800	843,812
National Research Corp.	10,200	460,632
Triton International Ltd., (Bermuda)	700	48,258
WillScot Mobile Mini Holdings Corp.*	17,200	884,080
		7,035,854
Computers — 0.8%
Mitek Systems, Inc.*	82,700	769,110
Cosmetics/Personal Care — 1.1%
Edgewell Personal Care Co.	1,200	51,240
elf Beauty, Inc.*	13,800	1,031,550
		1,082,790
Distribution/Wholesale — 3.5%
H&E Equipment Services, Inc.	19,500	1,082,250
Titan Machinery, Inc.*	22,300	1,021,117
Veritiv Corp.	4,900	742,056
WESCO International, Inc.*	3,400	562,972
		3,408,395

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Diversified Financial Services — 5.7%
Air Lease Corp.	9,800	$424,144
Amerant Bancorp, Inc.	10,400	295,360
AssetMark Financial Holdings, Inc.*	31,900	998,470
Brightsphere Investment Group, Inc.	26,800	671,876
Enova International, Inc.*	19,600	955,500
Evercore, Inc., Class A	3,200	419,776
Nelnet, Inc., Class A	3,300	309,771
PJT Partners, Inc., Class A	12,898	1,017,394
Radian Group, Inc.	12,500	266,875
StepStone Group, Inc., Class A	6,400	183,040
		5,542,206
Electric — 2.2%
Clearway Energy, Inc.	30,100	945,441
Hawaiian Electric Industries, Inc.	22,800	922,260
Otter Tail Corp.	3,500	248,115
		2,115,816
Electrical Components & Equipment — 0.7%
Insteel Industries, Inc.	21,650	644,088
Electronics — 0.9%
Avnet, Inc.	3,200	143,072
Knowles Corp.*	43,700	742,026
		885,098
Engineering & Construction — 2.4%
Comfort Systems USA, Inc.	7,700	1,119,888
MYR Group, Inc.*	9,900	1,194,039
		2,313,927
Entertainment — 0.9%
SeaWorld Entertainment, Inc.*	14,200	917,320
Food — 2.4%
Chefs’ Warehouse Inc., (The)*	26,300	856,065
Hostess Brands, Inc.*	8,400	207,480
Ingles Markets, Inc., Class A	7,500	670,500
Tootsie Roll Industries, Inc.	12,868	566,578
		2,300,623
Hand/Machine Tools — 0.9%
Franklin Electric Co., Inc.	8,800	841,016
Healthcare-Products — 1.7%
iRadimed Corp.	7,500	284,700
Merit Medical Systems, Inc.*	6,000	423,480
QuidelOrtho Corp.*	2,000	173,880
Shockwave Medical, Inc.*	4,000	760,960
		1,643,020
Healthcare-Services — 1.0%
National HealthCare Corp.	3,700	$206,164
Tenet Healthcare Corp.*	12,800	749,184
		955,348
Home Builders — 4.2%
Century Communities, Inc.	11,700	699,777
Hovnanian Enterprises, Inc.*	9,300	633,423
Meritage Homes Corp.	8,900	972,147
Toll Brothers, Inc.	12,900	773,226
Tri Pointe Homes, Inc.*	43,400	1,034,656
		4,113,229
Insurance — 2.4%
CNO Financial Group, Inc.	7,000	179,340
Jackson Financial, Inc., Class A	19,700	893,986
Nmi Holdings, Inc., Class A*	42,700	996,618
Primerica, Inc.	600	115,164
Tiptree, Inc.	11,300	181,930
		2,367,038
Internet — 0.3%
ePlus, Inc.*	4,900	265,433
Iron/Steel — 0.7%
Carpenter Technology Corp.	14,200	686,286
Leisure Time — 1.1%
MasterCraft Boat Holdings, Inc.*	32,000	1,080,640
Machinery-Construction & Mining — 0.7%
Terex Corp.	11,800	698,678
Machinery-Diversified — 0.4%
Lindsay Corp.	2,300	346,127
Metal Fabricate/Hardware — 2.4%
Mueller Industries, Inc.	13,100	969,007
Olympic Steel, Inc.	14,500	761,250
Ryerson Holding Corp.	15,800	567,694
		2,297,951
Miscellaneous Manufacturing — 0.4%
Chase Corp.	3,800	372,172
Oil & Gas — 2.7%
Berry Corp.	37,800	356,454
Delek US Holdings, Inc.	18,900	475,713
Murphy Oil Corp.	22,000	858,440
Northern Oil and Gas, Inc.	18,900	586,656
Ranger Oil Corp., Class A	8,900	369,350
		2,646,613
Oil & Gas Services — 2.6%
Liberty Energy, Inc.	69,400	1,058,350
ProPetro Holding Corp.*	100,300	883,643
Select Energy Services, Inc., Class A	79,800	592,116
		2,534,109

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Packaging & Containers — 0.3%
Silgan Holdings, Inc.	4,800	$256,320
Pharmaceuticals — 2.2%
Amphastar Pharmaceuticals, Inc.*	7,400	235,764
Collegium Pharmaceutical, Inc.*	32,700	867,531
PetIQ, Inc.*	34,600	322,472
Prestige Brands Holdings, Inc.*	11,600	698,900
		2,124,667
Pipelines — 0.8%
Golar LNG Ltd., (Bermuda)*	33,000	753,390
Real Estate — 0.4%
Marcus & Millichap, Inc.	12,000	412,440
REITS — 3.2%
Apple Hospitality REIT, Inc.	21,200	350,012
Brandywine Realty Trust	53,300	313,937
CareTrust REIT, Inc.	18,600	365,862
Community Healthcare Trust, Inc.	8,800	340,912
Ryman Hospitality Properties, Inc.	9,600	890,592
Terreno Realty Corp.	4,800	298,608
UMH Properties, Inc.	29,900	508,599
		3,068,522
Retail — 6.4%
Arko Corp.	81,500	653,630
GMS, Inc.*	16,300	989,573
Group 1 Automotive, Inc.	4,400	972,708
Haverty Furniture Cos., Inc.	14,600	551,004
Macy’s, Inc.	26,200	536,052
Noodles & Co.*	27,800	162,352
Patrick Industries, Inc.	9,300	677,505
Sportsman’s Warehouse Holdings, Inc.*	22,500	202,275
Winmark Corp.	3,000	876,000
World Fuel Services Corp.	20,100	551,745
		6,172,844
Savings & Loans — 1.3%
Brookline Bancorp, Inc.	31,900	413,424
Home Bancorp, Inc.	5,700	225,435
HomeTrust Bancshares, Inc.	13,900	406,853
Southern Missouri Bancorp, Inc.	5,300	245,284
		1,290,996
Semiconductors — 2.1%
Allegro MicroSystems, Inc.*	23,300	1,017,744
Diodes, Inc.*	11,400	1,045,266
		2,063,010
Software — 6.0%
CSG Systems International, Inc.	2,900	$162,980
Digi International, Inc.*	21,690	723,795
DigitalOcean Holdings, Inc.*	25,200	805,896
Doximity, Inc.*	5,100	171,513
eGain Corp.*	33,200	259,292
Evolent Health, Inc., Class A*	16,200	567,162
Smartsheet, Inc.*	2,600	114,452
Teradata Corp.*	25,200	1,027,152
Verint Systems, Inc.*	4,900	183,162
Verra Mobility Corp.*	56,600	975,218
Zeta Global Holdings Corp., Class A*	78,600	833,946
		5,824,568
Telecommunications — 1.9%
Aviat Networks, Inc.*	15,300	543,609
Extreme Networks, Inc.*	44,700	836,784
Viavi Solutions, Inc.*	45,100	493,394
		1,873,787
Transportation — 4.7%
ArcBest Corp.	2,000	192,400
Daseke, Inc.*	38,300	312,145
Hub Group, Inc., Class A*	10,400	953,992
Landstar System, Inc.	4,200	759,318
Radiant Logistics, Inc.*	53,000	301,040
Saia, Inc.*	2,000	541,740
Schneider National, Inc., Class B	34,900	979,294
Werner Enterprises, Inc.	10,700	497,015
		4,536,944
Water — 0.3%
American States Water Co.	3,200	285,760

TOTAL COMMON STOCKS
(Cost $89,376,300)		95,872,220

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONCLUDED)

February 28, 2023 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
U.S. Bank Money Market Deposit Account, 4.25% (a)	1,193,211	$1,193,211
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,193,211)		1,193,211
TOTAL INVESTMENTS — 100.0%
(Cost $90,569,511)		97,065,431
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(37,506)
NET ASSETS — 100.0%		$97,027,925

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2023.

ETF Exchange-Traded Funds

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at fair value:
Unaffiliated investments (cost $349,950,288, $32,715,568, and $123,774,923, respectively)	$395,217,678	$36,760,246	$127,480,708
Affiliated mutual funds (cost $0, $0, and $0, respectively)(see Note 7)	—	—	—
Short-term investments, at value (cost $4,604,757, $356,602, and $2,213,673, respectively)	4,604,757	356,602	2,213,673
Receivables for:
Capital shares sold	179,308	26,712	110,207
Dividends	785,651	39,413	174,138
Prepaid expenses and other assets	65,481	40,339	19,438
Total assets	$400,852,875	$37,223,312	$129,998,164

LIABILITIES
Payables for:
Capital shares redeemed	$503,589	$167,529	$187,344
Advisory fees	233,252	20,680	55,950
Due to custodian	2,059	185	873
Other accrued expenses and liabilities	272,126	48,780	76,861
Total liabilities	1,011,026	237,174	321,028
Net assets	$399,841,849	$36,986,138	$129,677,136

NET ASSETS CONSIST OF:
Par value	$23,007	$3,208	$3,949
Paid-in capital	353,207,507	35,538,152	128,187,096
Total distributable earnings/(loss)	46,611,335	1,444,778	1,486,091
Net assets	$399,841,849	$36,986,138	$129,677,136

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Continued)

February 28, 2023 (Unaudited)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
CLASS I SHARES:
Net assets applicable to Class I Shares	$367,951,387	$29,589,925	$129,677,136
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	21,170,757	2,561,195	3,949,315
Net asset value, offering and redemption price per share	$17.38	$11.55	$32.84

CLASS A SHARES:
Net assets applicable to Class A Shares	$29,621,319	$7,157,758	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,700,185	624,799	—
Net asset value and redemption price per share	$17.42	$11.46	$—
Maximum offering price per share (100/94.75 of $17.42 and $11.46, respectively)	$18.39	$12.09	$—

CLASS C SHARES:
Net assets applicable to Class C Shares	$2,269,143	$238,455	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	135,808	21,608	—
Net asset value, offering and redemption price per share	$16.71	$11.04	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

February 28, 2023 (Unaudited)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
ASSETS
Investments, at fair value:
Unaffiliated investments (cost $8,622,910, $3,316,597, and $89,376,300, respectively)	$8,447,228	$3,330,438	$95,872,220
Affiliated mutual funds (cost $9,067,984, $11,089,673, and $0, respectively)(see Note 7)	8,750,010	10,894,732	—
Short-term investments, at value (cost $1,043,209, $455,257, and $1,193,211, respectively)	1,043,209	455,257	1,193,211
Receivables for:
Capital shares sold	27,442	32,783	42,938
Dividends	4,482	1,084	90,799
Prepaid expenses and other assets	10,274	11,460	21,331
Total assets	$18,282,645	$14,725,754	$97,220,499

LIABILITIES
Payables for:
Capital shares redeemed	$—	$—	$44,525
Advisory fees	10,668	8,480	71,958
Due to custodian	356	—	353
Other accrued expenses and liabilities	31,129	36,048	75,738
Total liabilities	42,153	44,528	192,574
Net assets	$18,240,492	$14,681,226	$97,027,925

NET ASSETS CONSIST OF:
Par value	$1,836	$1,431	$3,566
Paid-in capital	19,021,581	15,352,364	102,379,130
Total distributable earnings/(loss)	(782,925)	(672,569)	(5,354,771)
Net assets	$18,240,492	$14,681,226	$97,027,925

CLASS I SHARES:
Net assets applicable to Class I Shares	$18,240,492	$14,681,226	$97,027,925
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,836,292	1,430,990	3,566,276
Net asset value, offering and redemption price per share	$9.93	$10.26	$27.21

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2023 (Unaudited)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$4,395,357	$288,831	$1,042,530 (1)
Dividends from affiliated investments (see Note 7)	—	—	—
Interest	92,896	9,396	43,126
Total investment income	4,488,253	298,227	1,085,520

EXPENSES
Advisory fees (Note 2)	1,426,332	170,282	429,545
Transfer agent fees (Note 2)	250,822	21,972	75,712
Administration and accounting fees (Note 2)	95,309	15,861	33,123
Officer fees	55,779	4,112	13,805
Director fees	51,448	3,707	13,829
Legal fees	51,144	3,992	14,131
Distribution fees - Class A Shares	36,011	8,270	—
Distribution fees - Class C Shares	11,588	1,171	—
Registration and filing fees	28,564	21,945	12,328
Printing and shareholder reporting fees	25,136	4,198	9,115
Audit and tax service fees	18,385	17,341	16,122
Custodian fees (Note 2)	2,513	773	2,454
Other expenses	34,683	2,769	9,280
Total expenses before waivers and/or reimbursements	2,087,714	276,393	629,444
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	(31,464)	(46,479)	(113,989)
Net expenses after waivers and/or reimbursements net of amounts recouped	2,056,250	229,914	515,455
Net investment income/(loss)	2,432,003	68,313	570,065

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	4,480,347	(2,312,057)	(1,623,553)
Affiliated mutual funds (see Note 7)	—	—	—
Distributions from unaffiliated investments	—	—	—
Distributions from affiliated mutual funds (see Note 7)	—	—	—
Net change in unrealized appreciation/ (depreciation) on investments
Unaffiliated investments	2,520,207	3,192,240	4,223,721
Affiliated mutual funds (see Note 7)	—	—	—
Net realized and unrealized gain/(loss) on investments	7,000,554	880,183	2,600,168
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,432,557	$948,496	$3,170,233

(1)	Net of foreign withholding taxes of $62,530.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED February 28, 2023 (Unaudited)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$115,077	$40,371	$571,122
Dividends from affiliated investments (see Note 7)	58,063	64,759	—
Interest	29,704	6,170	25,769
Total investment income	202,844	111,300	596,891

EXPENSES
Advisory fees (Note 2)	62,736	50,034	428,824
Transfer agent fees (Note 2)	6,824	6,733	27,754
Administration and accounting fees (Note 2)	9,489	9,551	29,612
Officer fees	913	928	10,289
Director fees	1,124	1,141	9,278
Legal fees	1,350	1,378	8,103
Distribution fees - Class A Shares	—	—	—
Distribution fees - Class C Shares	—	—	—
Registration and filing fees	10,821	11,829	14,919
Printing and shareholder reporting fees	1,677	1,936	10,073
Audit and tax service fees	15,966	15,966	14,190
Custodian fees (Note 2)	5	—	2,433
Other expenses	1,970	1,813	8,483
Total expenses before waivers and/or reimbursements	112,875	101,309	563,958
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	17,720	7,713	(8,745)
Net expenses after waivers and/or reimbursements net of amounts recouped	130,595	109,022	555,213
Net investment income/(loss)	72,249	2,278	41,678

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(190,163)	(38,776)	(1,564,502)
Affiliated mutual funds (see Note 7)	(12,360)	(14,550)	—
Distributions from unaffiliated investments	—	—	—
Distributions from affiliated mutual funds (see Note 7)	182,199	211,725	—
Net change in unrealized appreciation/ (depreciation) on investments
Unaffiliated investments	157,599	89,474	8,223,111
Affiliated mutual funds (see Note 7)	56,006	132,967	—
Net realized and unrealized gain/(loss) on investments	193,281	380,840	6,658,609
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$265,530	$383,118	$6,700,287

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$2,432,003	$4,060,570
Net realized gain/(loss) from investments
Unaffiliated investments	4,480,347	32,998,168
Affiliated mutual funds (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated mutual funds (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,520,207	(93,076,221)
Affiliated mutual funds (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	9,432,557	(56,017,483)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(20,724,250)	(74,965,550)
Net decrease in net assets from dividends and distributions to shareholders	(20,724,250)	(74,965,550)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	25,588,950	144,457,973
Reinvestment of distributions	19,066,017	69,783,969
Shares redeemed	(57,751,220)	(206,070,941)
Total from Class I Shares	(13,096,253)	8,171,001
Class A Shares
Proceeds from shares sold	2,997,299	7,552,247
Reinvestment of distributions	1,381,238	4,175,944
Shares redeemed	(2,314,152)	(5,400,063)
Total from Class A Shares	2,064,385	6,328,128
Class C Shares
Proceeds from shares sold	42,198	509,725
Reinvestment of distributions	96,321	407,056
Shares redeemed	(352,642)	(552,201)
Total from Class C Shares	(214,123)	364,580
Net increase/(decrease) in net assets from capital share transactions	(11,245,991)	14,863,709
Total increase/(decrease) in net assets	(22,537,684)	(116,119,324)

NET ASSETS:
Beginning of period	422,379,533	538,498,857
End of period	$399,841,849	$422,379,533

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,453,454	7,157,690
Shares reinvested	1,069,285	3,438,245
Shares redeemed	(3,282,340)	(10,476,212)
Total Class I Shares	(759,601)	119,723
Class A Shares
Shares sold	169,778	384,694
Shares reinvested	77,361	205,477
Shares redeemed	(129,339)	(273,529)
Total Class A Shares	117,800	316,642
Class C Shares
Shares sold	2,462	27,067
Shares reinvested	5,649	20,811
Shares redeemed	(21,048)	(28,539)
Total Class C Shares	(12,937)	19,339
Net increase/(decrease) in shares outstanding	(654,738)	455,704

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$68,313	$(48,407)
Net realized gain/(loss) from investments
Unaffiliated investments	(2,312,057)	2,417,101
Affiliated mutual funds (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated mutual funds (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	3,192,240	(4,546,103)
Affiliated mutual funds (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	948,496	(2,177,409)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(108,687)	—
Net decrease in net assets from dividends and distributions to shareholders	(108,687)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	3,885,553	12,569,490
Reinvestment of distributions	87,609	—
Shares redeemed	(4,233,060)	(9,477,086)
Total from Class I Shares.	(259,898)	3,092,404
Class A Shares
Proceeds from shares sold	1,257,774	2,241,080
Reinvestment of distributions	20,340	—
Shares redeemed	(396,757)	(1,363,685)
Total from Class A Shares	881,357	877,395
Class C Shares
Proceeds from shares sold	—	165,617
Reinvestment of distributions	737	—
Shares redeemed	(4,970)	(33,126)
Total from Class C Shares	(4,233)	132,491
Net increase/(decrease) in net assets from capital share transactions	617,226	4,102,290
Total increase/(decrease) in net assets	1,457,035	1,924,881

NET ASSETS:
Beginning of period	35,529,103	33,604,222
End of period	$36,986,138	$35,529,103

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
SHARES TRANSACTIONS:
Class I Shares
Shares sold	341,488	1,059,075
Shares reinvested	7,559	—
Shares redeemed	(375,620)	(815,874)
Total Class I Shares	(26,573)	243,201
Class A Shares
Shares sold	112,156	193,899
Shares reinvested	1,769	—
Shares redeemed	(34,922)	(118,388)
Total Class A Shares	79,003	75,511
Class C Shares
Shares sold	—	14,668
Shares reinvested	67	—
Shares redeemed	(476)	(2,925)
Total Class C Shares	(409)	11,743
Net increase/(decrease) in shares outstanding	52,021	330,455

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$570,065	$1,488,039
Net realized gain/(loss) from investments
Unaffiliated investments	(1,623,553)	3,693,438
Affiliated mutual funds (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated mutual funds (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	4,223,721	(17,031,168)
Affiliated mutual funds (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	3,170,233	(11,849,691)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(4,229,443)	(5,564,301)
Net decrease in net assets from dividends and distributions to shareholders	(4,229,443)	(5,564,301)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	16,624,845	44,280,649
Reinvestment of distributions	4,221,767	5,546,851
Shares redeemed	(8,370,321)	(26,188,347)
Net increase/(decrease) in net assets from capital share transactions	12,476,291	23,639,153
Total increase/(decrease) in net assets	11,417,081	6,225,161

NET ASSETS:
Beginning of period	118,260,055	112,034,894
End of period	$129,677,136	$118,260,055

SHARES TRANSACTIONS:
Class I Shares
Shares sold	511,147	1,230,209
Shares reinvested	128,236	147,482
Shares redeemed	(256,404)	(734,082)
Net increase/(decrease) in shares outstanding	382,979	643,609

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$72,249	$28,331
Net realized gain/(loss) from investments
Unaffiliated investments	(190,163)	(361,608)
Affiliated mutual funds (see Note 7)	(12,360)	(50,151)
Distributions from unaffiliated investments	—	408
Distributions from affiliated mutual funds (see Note 7)	182,199	586,054
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	157,599	(551,350)
Affiliated mutual funds (see Note 7)	56,006	(1,160,252)
Net increase/(decrease) in net assets resulting from operations	265,530	(1,508,568)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(23,212)	(711,629)
Net decrease in net assets from dividends and distributions to shareholders	(23,212)	(711,629)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	3,090,603	8,772,783
Reinvestment of distributions	23,212	711,630
Shares redeemed	(642,473)	(2,544,827)
Net increase/(decrease) in net assets from capital share transactions	2,471,342	6,939,586
Total increase/(decrease) in net assets	2,713,660	4,719,389

NET ASSETS:
Beginning of period	15,526,832	10,807,443
End of period	$18,240,492	$15,526,832

SHARES TRANSACTIONS:
Class I Shares
Shares sold	313,543	842,898
Shares reinvested	2,400	63,117
Shares redeemed	(64,598)	(245,918)
Net increase/(decrease) in shares outstanding	251,345	660,097

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$2,278	$(38,703)
Net realized gain/(loss) from investments
Unaffiliated investments	(38,776)	(258,784)
Affiliated mutual funds (see Note 7)	(14,550)	(568,114)
Distributions from unaffiliated investments	—	—
Distributions from affiliated mutual funds (see Note 7)	211,725	1,078,082
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	89,474	(271,683)
Affiliated mutual funds (see Note 7)	132,967	(1,508,086)
Net increase/(decrease) in net assets resulting from operations	383,118	(1,567,288)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,109)	(1,403,072)
Net decrease in net assets from dividends and distributions to shareholders	(1,109)	(1,403,072)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	2,026,053	10,556,163
Reinvestment of distributions	1,109	1,403,072
Shares redeemed	(716,183)	(6,940,249)
Net increase/(decrease) in net assets from capital share transactions	1,310,979	5,018,986
Total increase/(decrease) in net assets	1,692,988	2,048,626

NET ASSETS:
Beginning of period	12,988,238	10,939,612
End of period	$14,681,226	$12,988,238

SHARES TRANSACTIONS:
Class I Shares
Shares sold	202,329	947,764
Shares reinvested	113	119,437
Shares redeemed	(71,100)	(633,856)
Net increase/(decrease) in shares outstanding	131,342	433,345

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$41,678	$(317,054)
Net realized gain/(loss) from investments
Unaffiliated investments	(1,564,502)	(7,094,288)
Affiliated mutual funds (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated mutual funds (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	8,223,111	(2,150,230)
Affiliated mutual funds (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	6,700,287	(9,561,572)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(554,990)	(24,978,857)
Net decrease in net assets from dividends and distributions to shareholders	(554,990)	(24,978,857)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,972,960	27,264,934
Reinvestment of distributions	548,527	24,457,949
Distributions for shares redeemed	(6,474,681)	(24,755,295)
Net increase/(decrease) in net assets from capital share transactions	1,046,806	26,967,588
Total increase/(decrease) in net assets	7,192,103	(7,572,841)

NET ASSETS:
Beginning of period	89,835,822	97,408,663
End of period	$97,027,925	$89,835,822

SHARES TRANSACTIONS:
Shares sold	277,054	990,971
Shares reinvested	21,544	884,875
Shares redeemed	(251,327)	(877,969)
Net increase/(decrease) in shares outstanding	47,271	997,877

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$17.85		$23.21	$19.55	$18.24	$17.97	$15.43
Net investment income/(loss)(1)	0.11		0.17	0.03	0.14	0.18	0.16
Net realized and unrealized gain/(loss) on investments(2)	0.33		(2.27)	3.76	1.66	0.75	3.52
Net increase/(decrease) in net assets resulting from operations	0.44		(2.10)	3.79	1.80	0.93	3.68
Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.04)	(0.08)	(0.18)	(0.11)	(0.18)
Net realized capital gains	(0.71)		(3.22)	(0.05)	(0.31)	(0.55)	(0.96)
Total dividends and distributions to shareholders	(0.91)		(3.26)	(0.13)	(0.49)	(0.66)	(1.14)
Net asset value, end of period	$17.38		$17.85	$23.21	$19.55	$18.24	$17.97
Total investment return/(loss)(3)	2.36	%(4)	(10.71)%	19.46%	10.10%	5.83%	24.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$367,951		$391,548	$506,159	$556,511	$497,097	$437,424
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	0.98	%(5)	0.92%	0.87%	0.85%	0.93%	0.98%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	0.99	%(5)	0.96%	0.87%	0.85%	0.86%	0.94%
Ratio of net investment income/(loss) to average net assets	1.22	%(5)	0.85%	0.15%	0.76%	1.07%	0.87%
Portfolio turnover rate(6)	29	%(4)	133%	91%	129%	104%	85%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$17.88		$23.25	$19.59	$18.29	$17.99	$15.40
Net investment income/(loss)(1)	0.09		0.12	(0.02)	0.08	0.14	0.10
Net realized and unrealized gain/(loss) on investments(2)	0.31		(2.27)	3.77	1.67	0.76	3.55
Net increase/(decrease) in net assets resulting from operations	0.40		(2.15)	3.75	1.75	0.90	3.65
Dividends and distributions to shareholders from:
Net investment income	(0.15)		—	(0.04)	(0.14)	(0.05)	(0.10)
Net realized capital gains	(0.71)		(3.22)	(0.05)	(0.31)	(0.55)	(0.96)
Total dividends and distributions to shareholders	(0.86)		(3.22)	(0.09)	(0.45)	(0.60)	(1.06)
Net asset value, end of period	$17.42		$17.88	$23.25	$19.59	$18.29	$17.99
Total investment return/(loss)(3)	2.17	%(4)	(10.89)%	19.20%	9.78%	5.61%	24.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,621		$28,285	$29,423	$23,424	$14,751	$9,530
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.23	%(5)	1.17%	1.12%	1.10%	1.18%	1.23%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.24	%(5)	1.21%	1.12%	1.10%	1.11%	1.27%
Ratio of net investment income/(loss) to average net assets	0.97	%(5)	0.64%	(0.09)%	0.47%	0.84%	0.62%
Portfolio turnover rate(6)	29	%(4)	133%	91%	129%	104%	85%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$17.12		$22.54	$19.11	$17.79	$17.59	$15.15
Net investment income/(loss)(1)	0.02		(0.03)	(0.17)	(0.05)	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments(2)	0.30		(2.17)	3.65	1.71	0.74	3.48
Net increase/(decrease) in net assets resulting from operations	0.32		(2.20)	3.48	1.66	0.75	3.46
Dividends and distributions to shareholders from:
Net investment income	(0.02)		—	0.00	(0.03)	—	(0.06)
Net realized capital gains	(0.71)		(3.22)	(0.05)	(0.31)	(0.55)	(0.96)
Total dividends and distributions to shareholders	(0.73)		(3.22)	(0.05)	(0.34)	(0.55)	(1.02)
Net asset value, end of period	$16.71		$17.12	$22.54	$19.11	$17.79	$17.59
Total investment return/(loss)(3)	1.83	%(4)	(11.54)%	18.25%	9.47%	4.78%	23.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,269		$2,546	$2,917	$2,915	$2,350	$1,916
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.98	%(5)	1.92%	1.87%	1.85%	1.93%	1.98%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.99	%(5)	1.96%	1.87%	1.85%	1.86%	2.00%
Ratio of net investment income/(loss) to average net assets	0.22	%(5)	(0.15)%	(0.84)%	(0.26)%	0.07%	(0.11)%
Portfolio turnover rate(6)	29	%(4)	133%	91%	129%	104%	85%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class i Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$11.91	$10.03	$11.49	$13.82	$12.39
Net investment income/(loss)(1)	0.02		(0.01)	(0.02)	0.07	0.14	(0.01)
Net realized and unrealized gain/(loss) on investments(2)	0.28		(0.62)	1.92	(1.40)	(1.89)	2.61
Net increase/(decrease) in net assets resulting from operations	0.30		(0.63)	1.90	(1.33)	(1.75)	2.60
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.02)	(0.13)	(0.04)	(0.05)
Net realized capital gains	(0.03)		—	—	—	(0.54)	(1.12)
Total dividends and distributions to shareholders	(0.03)		—	(0.02)	(0.13)	(0.58)	(1.17)
Net asset value, end of period	$11.55		$11.28	$11.91	$10.03	$11.49	$13.82
Total investment return/(loss)(3)	2.70	%(4)	(5.29)%	19.02%	(11.75)%	(12.43)%	22.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,590		$29,180	$27,913	$42,830	$33,707	$31,559
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(5)	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of expenses to average net assets without waivers and reimbursements	1.49	%(5)	1.46%	1.40%	1.36%	1.40%	1.60%
Ratio of net investment income/(loss) to average net assets	0.43	%(5)	(0.09)%	(0.22)%	0.68%	1.19%	(0.05)%
Portfolio turnover rate(6)	31	%(4)	123%	135%	151%	145%	122%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class A Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$11.85	$10.00	$11.46	$13.80	$12.38
Net investment income/(loss)(1)	0.01		(0.04)	(0.05)	0.03	0.11	(0.03)
Net realized and unrealized gain/(loss) on investments(2)	0.28		(0.61)	1.92	(1.38)	(1.88)	2.59
Net increase/(decrease) in net assets resulting from operations	0.29		(0.65)	1.87	(1.35)	(1.77)	2.56
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.02)	(0.11)	(0.03)	(0.02)
Net realized capital gains	(0.03)		—	—	—	(0.54)	(1.12)
Total dividends and distributions to shareholders	(0.03)		—	(0.02)	(0.11)	(0.57)	(1.14)
Net asset value, end of period	$11.46		$11.20	$11.85	$10.00	$11.46	$13.80
Total investment return/(loss)(3)	2.63	%(4)	(5.49)%	18.69%	(11.95)%	(12.61)%	21.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,158		$6,111	$5,573	$6,905	$3,892	$3,560
Ratio of expenses to average net assets with waivers and reimbursements	1.48	%(5)	1.48%	1.48%	1.48%	1.48%	1.48%
Ratio of expenses to average net assets without waivers and reimbursements	1.74	%(5)	1.71%	1.65%	1.61%	1.65%	1.86%
Ratio of net investment income/(loss) to average net assets	0.18	%(5)	(0.34)%	(0.48)%	0.32%	0.94%	(0.23)%
Portfolio turnover rate(6)	31	%(4)	123%	135%	151%	145%	122%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class C Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$11.48	$9.75	$11.22	$13.59	$12.27
Net investment income/(loss)(1)	(0.03)		(0.12)	(0.14)	(0.03)	0.01	(0.12)
Net realized and unrealized gain/(loss) on investments(2)	0.27		(0.53)	1.87	(1.37)	(1.84)	2.56
Net increase/(decrease) in net assets resulting from operations	0.24		(0.65)	1.73	(1.40)	(1.83)	2.44
Dividends and distributions to shareholders from:
Net realized capital gains	—		—	—	(0.07)	(0.54)	(1.12)
Total dividends and distributions to shareholders	(0.03)		—	—	(0.07)	(0.54)	(1.12)
Net asset value, end of period	$11.04		$10.83	$11.48	$9.75	$11.22	$13.59
Total investment return/(loss)(3)	2.25	%(4)	(5.66)%	17.74%	(12.57)%	(13.30)%	21.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238		$238	$118	$102	$114	$200
Ratio of expenses to average net assets with waivers and reimbursements	2.23	%(5)	2.23%	2.23%	2.23%	2.23%	2.23%
Ratio of expenses to average net assets without waivers and reimbursements	2.49	%(5)	2.46%	2.40%	2.36%	2.40%	2.61%
Ratio of net investment income/(loss) to average net assets	(0.57	)%(5)	(1.06)%	(1.26)%	(0.29)%	0.09%	(0.95)%
Portfolio turnover rate(6)	31	%(4)	123%	135%	151%	145%	122%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$33.16		$38.33	$32.93	$32.62	$30.30	$27.20
Net investment income/(loss)(1)	0.15		0.45	0.38	0.41	0.53	0.35
Net realized and unrealized gain/(loss) on investments(2)	0.65		(3.77)	5.24	1.06	2.20	2.75
Net increase/(decrease) in net assets resulting from operations	0.80		(3.32)	5.62	1.47	2.73	3.10
Dividends and distributions to shareholders from:
Net investment income	(0.31)		(0.58)	(0.22)	(0.85)	(0.41)	—
Net realized capital gains	(0.81)		(1.27)	—	(0.31)	—	—
Total dividends and distributions to shareholders	(1.12)		(1.85)	(0.22)	(1.16)	(0.41)	0.00
Redemption fees added to paid-in capital(1)			—	—	—	— (3)	— (3)
Net asset value, end of period	$32.84		$33.16	$38.33	$32.93	$32.62	$30.30
Total investment return/(loss)(4)	2.42	%(5)	(9.20)%	17.15%	4.53%	9.18%	11.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,677		$118,260	$112,035	$58,262	$21,520	$19,530
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(6)	0.84%	0.97%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	1.03	%(6)	1.01%	1.10%	0.98%	1.11%	1.25%
Ratio of net investment income/(loss) to average net assets	0.93	%(6)	1.24%	1.26%	1.32%	1.75%	1.19%
Portfolio turnover rate(7)	34	%(5)	87%	88%	122%	74%	44%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)	Amount represents less than $0.005 per share.
(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance
Net asset value, beginning of period	$9.80		$11.69	$10.60	$10.00
Net investment income/(loss)(2)	0.04		0.02	(0.07)	(0.03)
Net realized and unrealized gain/(loss) on investments(3)	0.35		(1.26)	1.16	0.63
Net increase/(decrease) in net assets resulting from operations	0.39		(1.24)	1.09	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.01)		(0.40)	— (4)	—
Net realized capital gains	(0.25)		(0.25)	— (4)	—
Total dividends and distributions to shareholders	(0.26)		(0.65)	—	—
Net asset value, end of period	$9.93		$9.80	$11.69	$10.60
Total investment return/(loss)(5)	1.47	%(6)	(11.26)%	10.34%	6.00	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,240		$15,527	$10,807	$6,408
Ratio of expenses to average net assets with waivers and reimbursements	1.56	%(7)	1.70%	1.70%	1.70	%(7)
Ratio of expenses to average net assets without waivers and reimbursements	1.35	%(7)	1.61%	1.75%	3.97	%(7)
Ratio of net investment income/(loss) to average net assets	0.86	%(7)	0.23%	(0.67)%	(1.08	)%(7)
Portfolio turnover rate(8)	22	%(6)	67%	170%	6	%(6)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance
Net asset value, beginning of period	$9.99		$12.63	$10.94	$10.00
Net investment income/(loss)(2)	—	(4)	(0.03)	(0.14)	(0.04)
Net realized and unrealized gain/(loss) on investments(3)	0.86		(1.27)	1.83	0.98
Net increase/(decrease) in net assets resulting from operations	0.86		(1.30)	1.69	0.94
Dividends and distributions to shareholders from:
Net investment income	—		(0.75)	—	—
Net realized capital gains	(0.59)		(0.59)	—	—
Total dividends and distributions to shareholders	(0.59)		(1.34)	—	—
Net asset value, end of period	$10.26		$9.99	$12.63	$10.94
Total investment return/(loss)(5)	2.71	%(7)	(11.64)%	15.45%	9.40	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,681		$12,988	$10,940	$7,327
Ratio of expenses to average net assets with waivers and reimbursements	1.63	%(6)	1.70%	1.70%	1.70	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.52	%(6)	1.58%	1.74%	3.52	%(6)
Ratio of net investment income/(loss) to average net assets	0.03	%(6)	(0.29)%	(1.17)%	(1.58	)%(6)
Portfolio turnover rate(8)	6	%(7)	88%	178%	5	%(7)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Annualized.
(7)	Not annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)		For the Year Ended August 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021(1)	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$25.53		$38.64	$28.16	$25.67	$35.14	$32.04
Net investment income/(loss)(2)	0.01		(0.10)	(0.15)	(0.10)	(0.15)	(0.19)
Net realized and unrealized gain/(loss) from investments(3)	1.82		(2.97)	12.33	2.68	(5.55)	6.63
Net increase/(decrease) in net assets resulting from operations	1.83		(3.07)	12.18	2.58	(5.70)	6.44
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.07)	—	—	—
Net realized capital gains	(0.15)		(10.04)	(1.63)	(0.09)	(3.77)	(3.34)
Total dividends and distributions to shareholders	(0.15)		(10.04)	(1.70)	(0.09)	(3.77)	(3.34)
Net asset value, end of period	$27.21		$25.53	$38.64	$28.16	$25.67	$35.14
Total investment return(4)	7.23	%(6)	(9.93)%	44.61%	10.04%	(16.02)%	21.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,028		$89,836	$97,409	$57,109	$69,302	$96,579
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(7)	1.23%	1.07%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waiver and reimbursements(5)	1.25	%(7)	1.33%	1.12%	1.38%	1.37%	1.29%
Ratio of net investment income/(loss) to average net assets	0.09	%(7)	(0.34)%	(0.37)%	(0.38)%	(0.53)%	(0.57)%
Portfolio turnover rate(6)	46	%(6)	270%	314%	302%	344%	349%

(1)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund, the SGI U.S. Large Cap Equity Fund and the SGI U.S. Small Cap Equity Fund commenced investment operations on October 1, 1999, February 29, 2012 and March 31, 2016, respectively. The SGI Prudent Growth Fund and the SGI Peak Growth Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund and the SGI Global Equity Fund all offer three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund, all offer one class of shares; Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of the SGI U.S. Large Cap Equity Fund is to outperform the S&P 500® Index over a market cycle while reducing overall volatility. The investment objective of the SGI U.S. Small Cap Equity Fund is to outperform the Russell 2000® Index over a market cycle while reducing overall volatility. The investment objective of each of the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

defined below) in accordance with procedures adopted by The Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing each Funds’ investments carried at fair value:

	Total	Level 1	Level 2	Level 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$395,217,678	$395,217,678	$—	$—
Short-Term Investments	4,604,757	4,604,757	—	—
Total Investments*	$399,822,435	$399,822,435	$—	$—

SGI U.S. Small Cap Equity Fund
Common Stocks	$36,760,246	$36,760,246	$—	$—
Short-Term Investments	356,602	356,602	—	—
Total Investments*	$37,116,848	$37,116,848	$—	$—

SGI Global Equity Fund
Common Stocks	$127,480,708	$127,480,708	$—	$—
Short-Term Investments	2,213,673	2,213,673	—	—
Total Investments*	$129,694,381	$129,694,381	$—	$—

SGI PRUDENT GROWTH Fund
Exchange-Traded Funds	$8,447,228	$8,447,228	$—	$—
Mutual Funds	8,750,010	8,750,010	—	—
Short-Term Investments	1,043,209	1,043,209	—	—
Total Investments*	$18,240,447	$18,240,447	$—	$—

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

	Total	Level 1	Level 2	Level 3
SGI PEAK GROWTH FUND
Exchange-Traded Funds	$3,330,438	$3,330,438	$—	$—
Mutual Funds	10,894,732	10,894,732	—	—
Short-Term Investments	455,257	455,257	—	—
Total Investments*	$14,680,427	$14,680,427	$—	$—

SGI SMALL CAP core Fund
Common Stocks	$95,872,220	$95,872,220	$—	$—
Short-Term Investments	1,193,211	1,193,211	—	—
Total Investments*	$97,065,431	$97,065,431	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”),

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Funds may have to issuers located in these countries.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2023 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Funds’ respective contractual limitation expiration date.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I	CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%	1.23%	1.98%
SGI U.S. Small Cap Equity Fund	0.95	1.23	1.48	2.23
SGI Global Equity Fund	0.70	0.84	1.09	1.84
SGI Prudent Growth Fund	0.75	1.70	—	—
SGI Peak Growth Fund	0.75	1.70	—	—
SGI Small Cap Core Fund	0.95	1.23	—	—

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’s Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class’s Expense Cap that was in effect at the time of the waiver or reimbursement.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed and recoupments were as follows:

FUND	Gross Advisory Fees	Waivers AND/OR Reimbursements	RECOUPMENTS	Net Advisory Fees
SGI U.S. Large Cap Equity Fund	$1,426,332	$(87,307)	55,843	$1,394,868
SGI U.S. Small Cap Equity Fund	170,282	(46,479)	—	123,803
SGI Global Equity Fund	429,545	(113,989)	—	315,556
SGI Prudent Growth Fund	62,736	—	17,720	80,456
SGI Peak Growth Fund	50,034	—	7,713	57,747
SGI Small Cap Core Fund	428,824	(9,804)	1,059	420,079

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	August 31, 2023	August 31, 2024	August 31, 2025	August 31, 2026	TOTAL
SGI U.S. Large Cap Equity Fund	$—	$—	$127,847	$87,307	$215,154
SGI U.S. Small Cap Equity Fund	44,254	75,377	81,169	46,479	247,279
SGI Global Equity Fund	29,454	97,962	209,841	113,989	451,246
SGI Prudent Growth Fund	—	—	—	—	—
SGI Peak Growth Fund	—	—	—	—	—
SGI Small Cap Core Fund	50,295	38,737	88,935	9,804	187,771

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2023 (UNAUDITED)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$115,920,625	$147,961,798
SGI U.S. Small Cap Equity Fund	11,632,046	11,214,882
SGI Global Equity Fund	49,247,493	41,537,855
SGI Prudent Growth Fund	7,429,341	3,363,340
SGI Peak Growth Fund	2,450,656	841,917
SGI Small Cap Core Fund	42,856,896	41,712,842

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2022, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$381,363,652	$55,080,122	$(14,542,874)	$40,537,248
SGI U.S. Small Cap Equity Fund	34,929,540	3,815,905	(3,272,759)	543,146
SGI Global Equity Fund	118,253,530	7,506,093	(8,457,004)	(950,911)
SGI Prudent Growth Fund	16,339,656	254,762	(1,103,039)	(848,277)
SGI Peak Growth Fund	13,817,944	403,734	(1,227,087)	(823,353)
SGI Small Cap Core Fund	90,611,134	5,439,564	(7,883,203)	(2,443,639)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

Permanent differences as of August 31, 2022, primarily attributable to Net Operating Losses and Deemed Distributions due to Shareholder Redemptions were reclassified among the following accounts:

	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Small Cap Equity Fund	$68,004	$(68,004)
SGI U.S. Large Cap Equity Fund	(15,646,968)	15,646,968
SGI Global Equity Fund	(465,660)	465,660
SGI Small Cap Core Fund	(2,855,579)	2,855,579

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$2,572,173	$14,793,607	$—	$—	$—	$40,537,248
SGI U.S. Small Cap Equity Fund	—	108,667	—	(46,844)	—	543,146
SGI Global Equity Fund	620,241	2,875,971	—	—	—	(950,911)
SGI Prudent Growth Fund	—	—	(113,985)	(52,282)	(10,699)	(848,277)
SGI Peak Growth Fund	—	—	(114,739)	(103,182)	(13,304)	(823,353)
SGI Small Cap Core Fund	—	554,963	—	(9,611,392)	—	(2,443,639)

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in publicly traded partnerships.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2022 were as follows:

FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$22,024,821	$52,940,729	$74,965,550
SGI U.S. Small Cap Equity Fund	—	—	—
SGI Global Equity Fund	2,759,100	2,805,201	5,564,301
SGI Prudent Growth Fund	661,801	49,828	711,629
SGI Peak Growth Fund	1,309,074	93,998	1,403,072
SGI Small Cap Core Fund	23,796,320	1,182,537	24,978,857

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2022, the SGI Prudent Growth Fund had $113,985 of short-term loss carryovers, and the SGI Peak Growth Fund had $114,739 of short-term loss carryovers. During the fiscal year, the SGI U.S. Small Cap Equity Fund utilized $2,350,826 of carry forward capital losses.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2022.

	Late-year ordinary loss deferral	post-october capital loss deferral
SGI U.S. Large Cap Equity Fund	$ —	$ —
SGI U.S. Small Cap Equity Fund	46,844	—
SGI Global Equity Fund	—	—
SGI Prudent Growth Fund	52,282	—
SGI Peak Growth Fund	103,182	—
SGI Small Cap Core Fund	301,382	9,310,010

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. Fund of Funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirement, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	August 31, 2022		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
SGI Prudent Growth Fund
SGI Global Equity Fund	102,939	$3,418,545	22,752	$786,376	—	$(41,175)
SGI Small Cap Core Fund	54,297	1,768,193	10,045	210,505	(1,038)	—
SGI U.S. Large Cap Equity Fund	101,135	1,861,794	23,928	426,571	—	(2,885)
SGI U.S. Small Cap Equity Fund	53,102	529,357	10,009	110,703	(234)	—
	311,473	$7,577,889	66,734	$1,534,155	(1,272)	$(44,060)

SGI Peak Growth Fund
SGI Global Equity Fund	117,522	$3,791,859	14,276	$468,263	—	$—
SGI Small Cap Core Fund	105,973	3,222,151	9,530	233,524	(1,281)	(50,183)
SGI U.S. Large Cap Equity Fund	131,386	2,378,896	17,781	316,065	—	—
SGI U.S. Small Cap Equity Fund	68,964	660,669	6,013	336,747	—	(268,318)
	423,845	$10,053,575	47,600	$1,354,598	(1,281)	$(318,501)

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

FEBRUARY 28, 2023 (UNAUDITED)

	February 28, 2023
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Prudent Growth Fund
SGI Global Equity Fund	$35,666	$92,597	$(30,966)	$—	125,691	$4,127,698	$4,163,746
SGI Small Cap Core Fund	—	9,198	125,793	(12,285)	63,304	1,722,495	1,978,698
SGI U.S. Large Cap Equity Fund	22,397	78,450	(55,350)	—	125,063	2,173,590	2,285,480
SGI U.S. Small Cap Equity Fund	—	1,953	16,529	(75)	62,877	726,227	640,060
	$58,063	$182,198	$56,006	$(12,360)	376,935	$8,750,010	$9,067,984

SGI Peak Growth Fund
SGI Global Equity Fund	$37,773	$98,067	$(37,054)	$—	131,798	$4,328,236	$4,260,122
SGI Small Cap Core Fund	—	16,773	219,155	(14,550)	114,222	3,107,987	3,405,492
SGI U.S. Large Cap Equity Fund	26,986	94,525	(68,779)	—	149,167	2,592,524	2,694,961
SGI U.S. Small Cap Equity Fund	—	2,359	19,645	—	74,977	865,985	729,098
	$64,759	$211,724	$132,967	$(14,550)	470,164	$10,894,732	$11,089,673

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

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Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-SAR23

Semi-Annual Report
February 28, 2023
(Unaudited)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

Each a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Letter to Shareholders	1
Performance Data	2
Fund Expense Examples	6
Schedules of Investments	8
Financial Statements	12
Notes to Financial Statements	22
Notice to Shareholders	30

US Benchmark Series

Letter to Shareholders

February 28, 2023 (Unaudited)

F/m Investments LLC d/b/a North Slope Capital, LLC 3050 K Street NW Suite 201 Washington, DC 20007

US Treasury 3 Month Bill ETF (TBIL)
US Treasury 12 Month Bill ETF (OBIL)
US Treasury 2 Year Note ETF (UTWO)
US Treasury 10 Year Note ETF (UTEN)
The “Funds”

March 31, 2023

Dear Fellow Shareholder:

Over eight months have passed since we launched the first three Funds. Investor interest in the Funds and owning US Treasury securities has not waned. Indeed, rising rates and a continued higher-rate environment have only made the traditional safe haven even more attractive.

In August 2022, we launched three of the planned ten US Treasury exchange-traded funds (“ETFs”) to gauge investor interest in a simpler experience to owning on-the-run US Treasury securities. Our solution was the Funds -- the first to own only one US Treasury security. Each Fund aims to provide precise exposure to a single point on the yield curve, in a low cost, tax efficient ETF. Over the subsequent months, the remaining seven US Treasury ETFs were launched. With their listed options market, we believe these products offer investors of all measures a comprehensive US Treasuries toolset. Investors have shared with us how they are using the Funds for strategic and tactical access to US Treasuries, long and short-term exposures, responsive laddered portfolios, structured curve trades, and much more.

From the outset, each of the Funds has performed in line with our expectations, delivering monthly income and principal movement in line with its underlying US Treasury security. The high levels of liquidity of the on-the-run US Treasury security each Fund holds has translated into tight spreads and a consistent price experience for investors.

As we move through this interest rate cycle, we continue to expect volatile markets. Higher rates are working through our economy and restricting economic growth. We believe to a significant extent, however, the slowing economic growth may not cool inflation enough, which may cause rates to stay high, perhaps for an extended period.

That trend should be helpful to income-seeking US Treasury investors.

Be well. Do good work. Keep in touch.

Respectfully yours,

Alex Morris	Peter Baden	Marcin Zdunek

1

US Treasury 10 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 28, 2023
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 10 Year Note ETF (at NAV)	-4.97%	-7.82%	8/8/2022
US Treasury 10 Year Note ETF (at Market Price)	-4.62%	-7.78%	8/8/2022
ICE BofA Current 10-Year US Treasury Index*	-4.81%	-7.66%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 10-Year US Treasury Index is a single security index comprised of the most recently issued 10-year US Treasury note.

2

US Treasury 2 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 28, 2023
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 2 Year Note ETF (at NAV)	-0.97%	-1.17%	8/8/2022
US Treasury 2 Year Note ETF (at Market Price)	-0.93%	-1.12%	8/8/2022
ICE BofA Current 2-Year US Treasury Index*	-0.88%	-1.11%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 2-Year US Treasury Index is a single security index comprised of the most recently issued 2-year US Treasury note.

3

US Treasury 3 Month Bill ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 28, 2023
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 3 Month Bill ETF (at NAV)	1.90%	2.00%	8/8/2022
US Treasury 3 Month Bill ETF (at Market Price)	1.92%	2.04%	8/8/2022
ICE BofA US 3-Month Treasury Bill Index*	1.76%	1.88%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA US 3-Month Treasury Bill Index is a single security index comprised of the most recently issued 3-Month Treasury bill .

4

US Treasury 12 Month Bill ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED February 28, 2023
	Since Inception	Inception Date
US Treasury 12 Month Bill ETF (at NAV)	1.01%	11/14/2022
US Treasury 12 Month Bill ETF (at Market Price)	1.06%	11/14/2022
ICE BofA US 1-Year Treasury Bill Index*	0.91%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA US 1-Year Treasury Bill Index is a single security index comprised of the most recently issued 1-Year Treasury bill .

5

US Benchmark Series

Fund Expense Examples

FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period. For the US Treasury 12 Month Bill ETF, the actual values and expenses are based on the 106-day period from inception on November 14, 2022 through February 28, 2023.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

US Benchmark Series

Fund Expense Examples (Concluded)

FEBRUARY 28, 2023 (Unaudited)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual SIX MONTH/ SINCE INCEPTION Total Investment Returns for the Funds*
US Treasury 10 Year Note ETF
Actual	$ 1,000.00	$ 950.30	$ 0.73	0.15%	-4.97%
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.75	0.15%	N/A
US Treasury 2 Year Note ETF
Actual	$ 1,000.00	$ 990.30	$ 0.74	0.15%	-0.97%
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.75	0.15%	N/A
US Treasury 3 Month Bill ETF
Actual	$ 1,000.00	$ 1,019.00	$ 0.75	0.15%	1.90%
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.75	0.15%	N/A
US Treasury 12 Month Bill ETF
Actual	$ 1,000.00	$ 1,010.10	$ 0.44	0.15%	1.01%
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.75	0.15%	N/A

*

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2022 through February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. For the US Treasury 12 Month Bill ETF, the actual dollar amounts shown are expenses paid by the Fund during the period from the inception of the Fund on November 14, 2022 through February 28, 2023 multiplied by 106 days, which is the number of days from the inception of the Fund through February 28, 2023. Each Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund (with the exception of the US Treasury 12 Month Bill ETF, for which the ending account value is based on the actual since inception total investment return for the Fund).

7

US Treasury 10 Year Note ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Coupon	Maturity Date	Par (000’s)	Value

U.S. GOVERNMENT NOTES/BONDS — 99.8%
U.S. TREASURY NOTE — 99.8%
United States Treasury Note	3.500%	02/15/33	9,806	$9,482,708
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $9,594,414)				9,482,708

	Number of shares (000’s)

SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET DEPOSIT ACCOUNT — 0.1%
U.S. Bank Money Market Deposit Account, 4.25%(a)	3	3,357
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,357)		3,357
TOTAL INVESTMENTS — 99.9%
(Cost $9,597,771)		9,486,065
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,301
NET ASSETS — 100.0%		$9,498,366

(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

8

US Treasury 2 Year Note ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Coupon	Maturity Date	Par (000’s)	Value

U.S. GOVERNMENT NOTES/BONDS — 99.7%
U.S. TREASURY NOTE — 99.7%
United States Treasury Note	4.625%	02/28/25	291,413	$290,479,569
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $290,546,568)				290,479,569

	Number of shares (000’s)

SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET DEPOSIT ACCOUNT — 0.3%
U.S. Bank Money Market Deposit Account, 4.25%(a)	986	986,117
TOTAL SHORT-TERM INVESTMENTS
(Cost $986,117)		986,117
TOTAL INVESTMENTS — 100.0%
(Cost $291,532,685)		291,465,686
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		18,344
NET ASSETS — 100.0%		$291,484,030

(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

9

US Treasury 3 Month Bill ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Coupon*	Maturity Date	Par (000’s)	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. TREASURY OBLIGATIONS — 99.6%
United States Treasury Bill	4.534%	05/25/23	313,767	$310,333,212
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $310,287,357)				310,333,212

	Number of shares (000’s)

MONEY MARKET DEPOSIT ACCOUNT — 0.4%
U.S. Bank Money Market Deposit Account, 4.25%(a)	1,237	1,236,714
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $1,236,714)		1,236,714
TOTAL SHORT-TERM INVESTMENTS — 100.0%
(Cost $311,524,071)		311,569,926
TOTAL INVESTMENTS — 100.0%
(Cost $311,524,071)		311,569,926
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(27,127)
NET ASSETS — 100.0%		$311,542,799

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

10

US Treasury 12 Month Bill ETF

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Coupon*	Maturity Date	Par (000’s)	Value

SHORT-TERM INVESTMENTS — 99.9%
U.S. TREASURY OBLIGATIONS — 99.6%
United States Treasury Bill	5.081%	02/22/24	33,007	$31,442,134
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,436,206)				31,442,134

	Number of shares (000’s)

MONEY MARKET DEPOSIT ACCOUNT — 0.3%
U.S. Bank Money Market Deposit Account, 4.25%(a)	103	102,584
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $102,584)		102,584
TOTAL SHORT-TERM INVESTMENTS — 99.9%
(Cost $31,538,791)		31,544,718
TOTAL INVESTMENTS — 99.9%
(Cost $31,538,791)		31,544,718
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		31,806
NET ASSETS — 100.0%		$31,576,524

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

11

US Benchmark Series

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)

	US Treasury 10 Year Note ETF	US Treasury 2 Year Note ETF	US Treasury 3 Month Bill ETF	US Treasury 12 Month Bill ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $9,594,414 and $290,546,568, respectively)	$9,482,708	$290,479,569	$—	$—
Short-term investments, at value (cost $3,357 and $986,117 and $311,524,071 and $31,538,791, respectively)	3,357	986,117	311,569,926	31,544,718
Receivables for:
Capital shares sold	—	8,244,966	1,000,138	8,019,328
Interest	13,333	40,396	1,572	684
Investments sold	—	1,288	156	1,253
Total assets	9,499,398	299,752,336	312,571,792	39,565,983

LIABILITIES
Payables for:
Investments purchased	—	8,236,645	999,147	7,987,368
Advisory fees	1,032	31,661	29,846	2,091
Total liabilities	1,032	8,268,306	1,028,993	7,989,459
Net assets	$9,498,366	$291,484,030	$311,542,799	$31,576,524

NET ASSETS CONSIST OF:
Par value	$210	$6,010	$6,230	$630
Paid-in capital	11,453,049	294,758,618	310,749,305	31,566,906
Total distributable earnings/(losses)	(1,954,893)	(3,280,598)	787,264	8,988
Net assets	$9,498,366	$291,484,030	$311,542,799	$31,576,524

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	210,000	6,010,000	6,230,000	630,000
Net asset value and redemption price per share	$45.23	$48.50	$50.01	$50.12

The accompanying notes are an integral part of these financial statements.

12

US Benchmark Series

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

	US Treasury 10 Year Note ETF	US Treasury 2 Year Note ETF	US Treasury 3 Month Bill ETF	US Treasury 12 Month Bill ETF(1)
INVESTMENT INCOME
Interest income	$201,760	$3,206,120	$3,411,758	$160,285
Total investment income	201,760	3,206,120	3,411,758	160,285

EXPENSES
Advisory fees (Note 3)	9,009	112,514	118,074	4,974
Total expenses	9,009	112,514	118,074	4,974
Net investment income/(loss)	192,751	3,093,606	3,293,684	155,311

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(484,158)	(4,537,535)	(168,707)	(54,533)
Net realized gain/(loss) from redemption in-kind	(1,245,348)	778,852	36,425	—
Net change in unrealized appreciation/(depreciation) on investments	390,349	(61,103)	45,071	5,927
Net realized and unrealized gain/(loss)	(1,339,157)	(3,819,786)	(87,211)	(48,606)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,146,406)	$(726,180)	$3,206,473	$106,705

(1)	Inception date of the Fund was November 14, 2022.

The accompanying notes are an integral part of these financial statements.

13

US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2022(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$192,751	$33,043
Net realized gain/(loss) from investments	(1,729,506)	(137,849)
Net change in unrealized appreciation/(depreciation) on investments	390,349	(502,055)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,146,406)	(606,861)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(201,626)	—
Net decrease in net assets from dividends and distributions to shareholders	(201,626)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,868,843	20,940,800
Shares redeemed	(15,356,334)	(50)
Net increase/(decrease) in net assets from capital share transactions	(9,487,491)	20,940,750
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(10,835,523)	20,333,889

NET ASSETS:
Beginning of period	$20,333,889	$—
End of period	$9,498,366	$20,333,889

SHARE TRANSACTIONS:
Shares sold	130,000	420,001
Shares redeemed	(340,000)	(1)
Net increase/(decrease) in shares	(210,000)	420,000

(1)	Inception date of the Fund was August 8, 2022.

The accompanying notes are an integral part of these financial statements.

14

US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2022(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$3,093,606	$17,647
Net realized gain/(loss) from investments	(3,758,683)	(41,291)
Net change in unrealized appreciation/(depreciation) on investments	(61,103)	(5,896)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(726,180)	(29,540)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,524,878)	—
Net decrease in net assets from dividends and distributions to shareholders	(2,524,878)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	528,223,641	17,936,161
Shares redeemed	(251,395,124)	(50)
Net increase/(decrease) in net assets from capital share transactions	276,828,517	17,936,111
TOTAL INCREASE/(DECREASE) IN NET ASSETS	273,577,459	17,906,571

NET ASSETS:
Beginning of period	$17,906,571	$—
End of period	$291,484,030	$17,906,571

SHARE TRANSACTIONS:
Shares sold	10,780,000	360,001
Shares redeemed	(5,130,000)	(1)
Net increase/(decrease) in shares	5,650,000	360,000

(1)	Inception date of the Fund was August 8, 2022.

The accompanying notes are an integral part of these financial statements.

15

US Treasury 3 Month Bill ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2022(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$3,293,684	$54,238
Net realized gain/(loss) from investments	(132,282)	(19,200)
Net change in unrealized appreciation/(depreciation) on investments	45,071	784
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,206,473	35,822

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,455,031)	—
Net decrease in net assets from dividends and distributions to shareholders	(2,455,031)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	358,852,311	38,808,130
Shares redeemed	(86,904,856)	(50)
Net increase/(decrease) in net assets from capital share transactions	271,947,455	38,808,080
TOTAL INCREASE/(DECREASE) IN NET ASSETS	272,698,897	38,843,902

NET ASSETS:
Beginning of period	$38,843,902	$—
End of period	$311,542,799	$38,843,902

SHARE TRANSACTIONS:
Shares sold	7,190,000	780,001
Shares redeemed	(1,740,000)	(1)
Net increase/(decrease) in shares	5,450,000	780,000

(1)	Inception date of the Fund was August 8, 2022.

The accompanying notes are an integral part of these financial statements.

16

US Treasury 12 Month Bill ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 28, 2023 (UNAUDITED)(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$155,311
Net realized gain/(loss) from investments	(54,533)
Net change in unrealized appreciation/(depreciation) on investments	5,927
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	106,705

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(97,717)
Net decrease in net assets from dividends and distributions to shareholders	(97,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,567,536
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	31,567,536
TOTAL INCREASE/(DECREASE) IN NET ASSETS	31,576,524

NET ASSETS:
Beginning of period	$—
End of period	$31,576,524

SHARE TRANSACTIONS:
Shares sold	630,001
Shares redeemed	(1)
Net increase/(decrease) in shares	630,000

(1)	Inception date of the Fund was November 14, 2022.

The accompanying notes are an integral part of these financial statements.

17

US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2023		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2022 (1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.41		$49.91
Net investment income/(loss)(2)	0.73		0.09
Net realized and unrealized gain/(loss) from investments	(3.12)		(1.59)
Net increase/(decrease) in net assets resulting from operations	(2.39)		(1.50)
Dividends and distributions to shareholders from:
Net investment income	(0.79)		—
Total dividends and distributions to shareholders	(0.79)		—
Net asset value, end of period	$45.23		$48.41
Market value, end of period	$45.25		$48.26
Total investment return/(loss) on net asset value(3)	(4.97	)%(5)	(3.00	)%(5)
Total investment return/(loss) on market price(4)	(4.62	)%(5)	(3.31	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$9,498		$20,334
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	3.21	%(6)	2.77	%(6)
Portfolio turnover rate	522	%(5)	97	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

18

US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2023		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2022 (1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.74		$49.84
Net investment income/(loss)(2)	1.00		0.11
Net realized and unrealized gain/(loss) from investments	(1.48)		(0.21)
Net increase/(decrease) in net assets resulting from operations	(0.48)		(0.10)
Dividends and distributions to shareholders from:
Net investment income	(0.76)		—
Total dividends and distributions to shareholders	(0.76)		—
Net asset value, end of period	$48.50		$49.74
Market value, end of period	$48.52		$49.74
Total investment return/(loss) on net asset value(3)	(0.97	)%(5)	(0.20	)%(5)
Total investment return/(loss) on market price(4)	(0.93	)%(5)	(0.20	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$291,484		$17,907
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.12	%(6)	3.54	%(6)
Portfolio turnover rate	144	%(5)	100	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

19

US Treasury 3 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2023		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.80		$49.75
Net investment income/(loss)(2)	1.05		0.09
Net realized and unrealized gain/(loss) from investments	(0.11)		(0.04)
Net increase/(decrease) in net assets resulting from operations	0.94		0.05
Dividends and distributions to shareholders from:
Net investment income	(0.73)		—
Total dividends and distributions to shareholders	(0.73)		—
Net asset value, end of period	$50.01		$49.80
Market value, end of period	$50.03		$49.81
Total investment return/(loss) on net asset value(3)	1.90	%(5)	0.10	%(5)
Total investment return/(loss) on market price(4)	1.92	%(5)	0.12	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$311,543		$38,844
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.18	%(6)	2.61	%(6)
Portfolio turnover rate	0	%(5)	0	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

20

US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE Period ENDED FEBRUARY 28, 2023 (1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.07
Net investment income/(loss)(2)	0.68
Net realized and unrealized gain/(loss) from investments	(0.18)
Net increase/(decrease) in net assets resulting from operations	0.50
Dividends and distributions to shareholders from:
Net investment income	(0.45)
Total dividends and distributions to shareholders	(0.45)
Net asset value, end of period	$50.12
Market value, end of period	$50.15
Total investment return/(loss) on net asset value(3)	1.01	%(5)
Total investment return/(loss) on market price(4)	1.06	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$31,577
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.68	%(6)
Portfolio turnover rate	0	%(5)

(1)	Inception date of the Fund was November 14, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

21

US Benchmark Series

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-eight separate investment portfolios, including the US Treasury 10 Year Note ETF, the US Treasury 2 Year Note ETF, US Treasury 3 Month Bill ETF, and the US Treasury 12 Month Bill ETF (each a “Fund” and together the “Funds”). The US Treasury 10 Year Note ETF, the US Treasury 2 Year Note ETF and the US Treasury 3 Month Bill ETF commenced investment operations on August 8, 2022. The US Treasury 12 Month Bill ETF commenced investment operations on November 14, 2022.

RBB has authorized capital of one hundred billion shares of common stock of which 90.623 billion shares are currently classified into two hundred and thirteen classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the US Treasury 10 Year Note ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Month Bill ETF, and the US Treasury 12 Month Bill ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE BofA Current 10-Year US Treasury Index, ICE BofA Current 2-Year US Treasury Index, ICE BofA US 3-Month Treasury Bill Index, and ICE BofA US 1-Year Treasury Bill Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”). For the US Treasury 12 Month Bill ETF, the period covered by these Notes to Financial Statements is the since inception period from November 14, 2022 through February 28, 2023 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

22

US Benchmark Series

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

US TREASURY 10 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$9,482,708	$—	$9,482,708	$—
Short-Term Investments	3,357	3,357	—	—
Total Investments*	$9,486,065	$3,357	$9,482,708	$—

US TREASURY 2 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$290,479,569	$—	$290,479,569	$—
Short-Term Investments	986,117	986,117	—	—
Total Investments*	$291,465,686	$986,117	$290,479,569	$—

US TREASURY 3 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$311,569,926	$1,236,714	$310,333,212	$—
Total Investments*	$311,569,926	$1,236,714	$310,333,212	$—

US TREASURY 12 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$31,544,718	$102,584	$31,442,134	$—
Total Investments*	$31,544,718	$102,584	$31,442,134	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the

23

US Benchmark Series

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (formerly, PENN Capital Funds Trust) (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

24

US Benchmark Series

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Cash Equivalents and Short-Term Investments - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board of Directors of the Company (“Board”), certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact a Fund’s investment strategies and operations.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

25

US Benchmark Series

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. Prior to January 31, 2023, the Adviser was controlled by F/m Acceleration, LLC. Diffractive Managers Group, LLC acquired all of the assets and liabilities of F/m Acceleration, LLC on January 31, 2023. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

26

US Benchmark Series

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
US Treasury 10 Year Note ETF	$9,009
US Treasury 2 Year Note ETF	112,514
US Treasury 3 Month Bill ETF	118,074
US Treasury 12 Month Bill ETF	4,974

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the reporting period, there were no director and officer fees charged or paid by the Funds.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
US Treasury 10 Year Note ETF	$17,768,194	$17,825,569
US Treasury 2 Year Note ETF	1,064,155,366	803,789,828
US Treasury 3 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—

27

US Benchmark Series

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (UNAUDITED)

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
US Treasury 10 Year Note ETF	$5,840,102	$15,249,878
US Treasury 2 Year Note ETF	267,095,384	251,085,821
US Treasury 3 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. Since the Funds did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

As of August 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
US Treasury 10 Year Note ETF	$20,811,076	$—	$(502,055)	$(502,055)
US Treasury 2 Year Note ETF	17,911,610	13	(5,909)	(5,896)
US Treasury 3 Month Bill ETF	38,846,224	784	—	784

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2022, there were no permanent differences between distributable earnings/(loss) and paid-in capital, respectively.

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYOVER	QUALIFIED LATE- YEAR LOSS
US Treasury 10 Year Note ETF	$33,043	$—	$(502,055)	$(137,849)	$—
US Treasury 2 Year Note ETF	17,647	—	(5,896)	(41,291)	—
US Treasury 3 Month Bill ETF	54,238	—	784	(19,200)	—

28

US Benchmark Series

Notes to Financial Statements (concluded)

FEBRUARY 28, 2023 (UNAUDITED)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2022, the US Treasury 10 Year Note ETF had unexpiring short-term losses of $137,849, the US Treasury 2 Year Note ETF had unexpiring short-term losses of $41,291 and the US Treasury 3 Month Bill ETF had unexpiring short-term losses of $19,200.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

Special Meeting of Shareholders to consider Approval of New Investment Advisory Agreement

On March 28, 2023, a special meeting of shareholders of the Funds (the “Special Meeting”) was held, at which shareholders were asked to consider the approval of a new investment advisory agreement between the Adviser and the Company on behalf of the Funds (the “New Investment Advisory Agreement”). The Special Meeting was adjourned to April 18, 2023. At the adjourned Special Meeting, shareholders of the US Treasury 10 Year Note ETF and US Treasury 12 Month Bill ETF approved the New Investment Advisory Agreement. As described in the Funds’ definitive proxy statement filed with the SEC on March 9, 2023, the unitary management fees payable to the Adviser under the New Investment Advisory Agreement are the same as the unitary management fees payable under the Funds’ previously existing advisory agreement, and the investment advisory personnel who provided services to the Funds under the previously existing investment advisory agreement are expected to continue to do so under the New Investment Advisory Agreement.

The Special Meeting, for shareholders of the Funds was first adjourned until April 18, 2023, and further adjourned until May 5, 2023.

29

US Benchmark Series

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.ustreasuryetf.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the US Treasury 12 Month Bill ETF (the “Fund”), at meetings of the Board held on May 11-12, 2022 and July 26, 2022 (collectively, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and the Adviser with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of the Adviser and discussed the Investment Advisory Agreement with counsel in an executive session, at which no representatives of the Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of the Adviser’s personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s advisory fee arrangement with the Company; (vi) the Adviser’s compliance policies and procedures; (vii) the Adviser’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (viii) the extent to which economies of scale are relevant to the Fund; and (ix) information comparing the Fund’s proposed management fee to those of peer funds. The Directors noted that the Fund had not yet commenced operations, and consequently there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by the Adviser. The Directors concluded that the Adviser had substantial resources to provide services to the Fund.

The Board also considered the effect of the unitary management fee payable by the Fund under the Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s total operating expense ratio was compared to similar information for ETFs advised by other, unaffiliated investment advisory firms.

After reviewing the information regarding the Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by the Adviser, the Directors concluded that the unitary management fees to be paid by the Fund to the Adviser was fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2023.

30

US Benchmark Series

Notice to Shareholders (continued)

(Unaudited)

APPROVAL OF NEW AND INTERIM INVESTMENT ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including a majority of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”, considered the approval of an interim advisory agreement between the Company and the Adviser (the “Interim Advisory Agreement”), at a meeting of the Board held on January 27, 2023 and reconvened on January 30, 2023 (the “January Meeting”) and the approval of a new investment advisory agreement between the Company and the Adviser (the “New Advisory Agreement” and, together with the Interim Advisory Agreement, the “Advisory Agreements”) at a meeting of the Board held on February 8-9, 2023 (collectively with the January Meeting, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreements. The Board’s decision to approve the Advisory Agreements reflects the exercise of its business judgment.

In considering the approval of the Advisory Agreements, the Board, with the assistance of independent counsel, considered its legal responsibilities with regard to all factors deemed to be relevant to the Funds. The Board evaluated the Advisory Agreements in light of all the materials provided prior to and during the Meeting and at other meetings that preceded the Meeting, the presentations made during the Meeting and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Advisory Agreements with counsel in executive sessions at which no representatives of F/m were present. The Directors considered whether approval of the Advisory Agreements would be in the best interests of each Fund and its shareholders and the overall fairness of the Advisory Agreements. Among other things, the Directors considered information concerning: (i) the nature, extent and quality of the services provided by the Adviser to the Funds; (ii) descriptions of the experience and qualifications of the Adviser’s personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s management fee arrangement with the Company; (vi) the Adviser’s compliance policies and procedures; (vii) the Adviser’s financial information, insurance coverage and profitability analysis related to its provision of advisory services to the Funds; (viii) the extent to which economies of scale are relevant to the Funds; (ix) information regarding each Fund’s fees relative to other funds with similar investments and structure; and (x) information regarding the performance of each Fund relative to its benchmark index.

Nature, Extent and Quality of Services Provided to the Funds. The Directors evaluated the nature, extent and quality of the services that the Adviser would provide under the Advisory Agreements, which are the same services that the Adviser provided under the Funds’ original investment advisory agreement with the Adviser (the “Original Agreement”), on the basis of the functions that the Adviser performs, and the quality and stability of the staff committed to those functions, the Adviser’s compliance record and financial condition and its background and history in providing services to the Funds under the Original Agreement. The Directors also considered the fact that the Adviser had not experienced any significant legal, compliance or regulatory difficulties in connection with the services provided by the Adviser to the Funds. Based on the information provided and the Directors’ prior experience with the Adviser, the Directors concluded that the nature and extent of the services that the Adviser would provide under the Advisory Agreements, as well as the quality of those services, was satisfactory.

In this regard, the Directors considered representations by the Adviser that the acquisition of the Adviser’s parent company by Diffractive Managers Group, LLC (the “Acquisition”) would not lead to a reduction in the quality or scope of services provided to the Funds. The Directors took into account that there would be no change (including change to the unitary management fee structure) that would adversely impact the Adviser’s ability to provide the same quality of services as were provided in the past; that the Adviser would be sufficiently capitalized following the Acquisition to continue its operations; that there are no material litigation, or regulatory or administrative proceedings pending against the Adviser or its principal executive officers related to services that the Adviser provides to the Funds alleging violations of securities or related laws, fraudulent conduct, breach of fiduciary duty, or similar violations; that there are no pending regulatory inquiries by the SEC or other regulators involving the Adviser related to services that the Adviser provides to the Funds; that there are no material compliance issues since the approval of the Original Agreement; that the Funds would not bear any expenses related to the Acquisition, including expenses related to the proxy statement; and that there are no planned fee increases for the Funds over the next two years.

Costs of Services Provided and Profits Realized by the Adviser. The Directors examined fee information for each Fund, including a comparison of such information to other similarly situated funds, and the total expense ratio of each Fund. In this regard, the Directors noted that the unitary management fees and total expenses of each Fund were not expected to change as a result of the Acquisition or approval of the Advisory Agreements. The Directors also reviewed analyses of the Adviser’s estimated profitability

31

US Benchmark Series

Notice to Shareholders (conCLUDED)

(Unaudited)

related to its provision of advisory services to the Funds. Based on the information provided, the Directors concluded that the amount of unitary management fees that the Funds currently pay, and would pay under the Advisory Agreements, to the Adviser are reasonable in light of the nature and quality of the services provided.

Investment Performance of the Funds. The Directors reviewed information concerning each Fund’s investment performance, both absolutely as well as compared to its benchmark index. The Directors also considered the Adviser’s quarterly portfolio reviews explaining the Funds’ performance and the investment strategies it employs for the Funds. After considering all of the information, the Directors concluded that, although past performance is not a guarantee of future results, the Funds and their shareholders were likely to benefit from the Adviser’s continued provision of investment management services.

Economies of Scale and Fee Levels Reflecting Those Economies. In considering the overall fairness of the Advisory Agreements, the Directors assessed the degree to which economies of scale that would be expected to be realized if the Funds’ assets increase, whether the Funds were large enough to generate economies of scale, and the extent to which fee levels would reflect those economies of scale for the benefit of the Funds’ shareholders. The Directors noted that each Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grew in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Directors determined that the fee schedules in the Advisory Agreements are reasonable and appropriate.

Other Benefits to the Adviser. In addition to the above factors, the Directors also considered other benefits received by the Adviser from its management of the Funds, including, without limitation, the ability to market its advisory services for similar products in the future.

The Directors also considered that they would be able to, and intended to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Funds. In addition, the Directors considered that, under the Interim Advisory Agreement, the Board would have the authority, should the need arise in its view, to terminate the Interim Advisory Agreement without penalty upon 10 days’ notice to the Adviser.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements; rather, each Independent Director based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Independent Directors determined that the Advisory Agreements are fair and reasonable to each Fund. The Board, including all of the Independent Directors, therefore determined that the approval of the Advisory Agreements is in the best interests of each Fund and its shareholders and that (i) the Interim Advisory Agreement should be approved for a term ending upon the earlier of June 30, 2023 or the date upon which shareholder approval of the New Advisory Agreement with respect to a Fund is obtained and (ii) the New Advisory Agreement should be approved, subject to shareholder approval, for an initial term ending August 31, 2024.

32

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Underwriter

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

33

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

1

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	May 3, 2023

By (Signature and Title)*	/s/ James Shaw
James Shaw, CFO/COO
(principal financial officer)

Date	5/3/2023

*	Print the name and title of each signing officer under his or her signature.

3